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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                     (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2013 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 33.5%†
	Asset-Backed Securities 0.9%
	Automobile 0.6%
	Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 2/16/16	$300,000	$301,837
	Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 8/15/16	500,000	502,352
	Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	700,000	699,199
	Hyundai Auto Receivables Trust Series 2012-A, Class A3 0.72%, due 3/15/16	469,000	470,345
	Mercedes-Benz Auto Receivables Trust
	Series 2012-1, Class A3 0.47%, due 10/17/16	900,000	899,112
	Series 2009-1, Class A3 1.67%, due 1/15/14	19,986	19,996
	USAA Auto Owner Trust Series 2012-1, Class A3 0.43%, due 8/15/16	400,000	399,658
	Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 8/22/16	500,000	502,618
			3,795,117
	Credit Cards 0.0%‡
	Discover Card Master Trust Series 2012-A1, Class A1 0.81%, due 8/15/17	300,000	301,661

	Other ABS 0.3%
	CNH Equipment Trust Series 2012-C, Class A3 0.57%, due 12/15/17	500,000	499,665
	John Deere Owner Trust
	Series 2012-B, Class A3 0.53%, due 7/15/16	500,000	500,016
	Series 2012-A, Class A3 0.75%, due 3/15/16	600,000	601,810
			1,601,491
	Total Asset-Backed Securities (Cost $5,688,608)		5,698,269

	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (a)(b)(c)(d)	177,810	18

	Total Convertible Bond (Cost $13,325)		18

	Corporate Bonds 14.6%
	Aerospace & Defense 0.4%
	BAE Systems PLC 3.50%, due 10/11/16 (e)	350,000	367,858
	General Dynamics Corp.
	2.25%, due 7/15/16	200,000	208,970
	2.25%, due 11/15/22	700,000	666,383
	Northrop Grumman Corp. 1.85%, due 11/15/15	250,000	256,409
	United Technologies Corp. 1.80%, due 6/1/17	950,000	970,218
			2,469,838
	Auto Manufacturers 0.1%
	Daimler Finance North America LLC 3.875%, due 9/15/21 (e)	375,000	401,937
	Volkswagen International Finance N.V. 1.15%, due 11/20/15 (e)	250,000	250,960
			652,897
	Banks 3.8%
	American Express Bank FSB 6.00%, due 9/13/17	625,000	745,024
¤	Bank of America Corp.
	2.00%, due 1/11/18	900,000	893,207
	3.30%, due 1/11/23	725,000	715,007
	5.65%, due 5/1/18	925,000	1,068,088
	Bank of Montreal 1.95%, due 1/30/18 (e)	800,000	830,640
	BB&T Corp. 1.45%, due 1/12/18	300,000	298,688
	BNP Paribas S.A. 2.375%, due 9/14/17	425,000	431,941
	Capital One Financial Corp.
	1.00%, due 11/6/15	650,000	647,188
	2.15%, due 3/23/15	425,000	433,657
¤	Citigroup, Inc.
	4.587%, due 12/15/15	490,000	532,631
	5.375%, due 8/9/20	300,000	350,562
	5.50%, due 10/15/14	1,225,000	1,312,210
	6.00%, due 8/15/17	400,000	466,815
	6.01%, due 1/15/15	100,000	108,933
	Commonwealth Bank of Australia 1.95%, due 3/16/15	400,000	409,792
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	3.375%, due 1/19/17	250,000	268,415
	3.875%, due 2/8/22	550,000	581,726
	3.95%, due 11/9/22	750,000	750,265
	Goldman Sachs Group, Inc. (The)
	2.375%, due 1/22/18	425,000	426,048
	3.625%, due 2/7/16	225,000	238,155
	3.625%, due 1/22/23	300,000	299,499
	5.375%, due 3/15/20	450,000	510,722
	6.00%, due 6/15/20	175,000	206,462
	HSBC Bank PLC
	3.50%, due 6/28/15 (e)	900,000	955,365
	4.125%, due 8/12/20 (e)	650,000	715,671
¤	JPMorgan Chase & Co.
	3.25%, due 9/23/22	650,000	650,785
	4.50%, due 1/24/22	1,250,000	1,377,359
¤	KeyCorp 6.50%, due 5/14/13	950,000	965,439
	Korea Development Bank 3.875%, due 5/4/17	400,000	432,726
	Korea Development Bank (The) 1.50%, due 1/22/18	200,000	196,395
	Landwirtschaftliche Rentenbank 2.50%, due 2/15/16	350,000	369,495
	Morgan Stanley
	4.875%, due 11/1/22	275,000	281,838
	5.625%, due 9/23/19	600,000	680,485
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	600,000	618,622
	Societe Generale S.A. 2.75%, due 10/12/17	350,000	357,704
	Svenska Handelsbanken AB 2.875%, due 4/4/17	600,000	633,124
	UBS A.G. 2.25%, due 1/28/14	900,000	913,990
	Wachovia Bank 4.80%, due 11/1/14	1,165,000	1,245,088
	Westpac Banking Corp. 1.125%, due 9/25/15	350,000	352,597
			23,272,358
	Beverages 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
	1.375%, due 7/15/17	800,000	802,858
	4.375%, due 2/15/21	300,000	342,205
	Diageo Capital PLC 1.50%, due 5/11/17	250,000	252,046
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (e)	575,000	594,679
			1,991,788
	Building Materials 0.0%‡
	CRH America, Inc. 4.125%, due 1/15/16	250,000	259,268

	Chemicals 0.3%
	Dow Chemical Co. (The)
	3.00%, due 11/15/22	300,000	292,890
	5.70%, due 5/15/18	500,000	591,328
	Eastman Chemical Co. 2.40%, due 6/1/17	250,000	257,661
	Ecolab, Inc.
	1.45%, due 12/8/17	375,000	372,180
	4.35%, due 12/8/21	400,000	443,783
			1,957,842
	Computers 0.2%
¤	Hewlett-Packard Co.
	2.35%, due 3/15/15	975,000	986,456
	4.65%, due 12/9/21	475,000	477,541
			1,463,997
	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	150,000	153,100

	Diversified Financial Services 0.3%
	General Electric Capital Corp.
	2.10%, due 12/11/19	525,000	526,932
	2.30%, due 4/27/17	525,000	540,786
	6.00%, due 8/7/19	750,000	907,106
			1,974,824
	Electric 1.5%
	American Electric Power Co., Inc. 1.65%, due 12/15/17	600,000	599,659
	Commonwealth Edison Co. 1.95%, due 9/1/16	350,000	361,838
	Consumers Energy Co. 2.85%, due 5/15/22	200,000	203,514
	Entergy Louisiana LLC
	1.875%, due 12/15/14	150,000	153,169
	3.30%, due 12/1/22	150,000	149,933
	Entergy Mississippi, Inc. 3.10%, due 7/1/23	150,000	146,916
	GDF Suez 1.625%, due 10/10/17 (e)	275,000	273,609
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	1,100,000	1,109,738
	4.85%, due 6/1/21	210,000	227,387
	5.292%, due 6/15/22 (f)	190,000	211,750
	Hydro-Quebec 2.00%, due 6/30/16	550,000	572,110
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,273,423
	NextEra Energy Capital Holdings, Inc. 1.20%, due 6/1/15	250,000	252,007
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (e)	325,000	316,657
	Nisource Finance Corp. 4.45%, due 12/1/21	400,000	436,754
	NSTAR Electric Co. 2.375%, due 10/15/22	400,000	391,146
	Pepco Holdings, Inc. 2.70%, due 10/1/15	500,000	519,407
	PPL Capital Funding, Inc.
	3.50%, due 12/1/22	400,000	402,119
	4.20%, due 6/15/22	300,000	316,997
	Progress Energy, Inc. 6.05%, due 3/15/14	737,000	779,624
	Westar Energy, Inc. 6.00%, due 7/1/14	400,000	426,618
			9,124,375
	Engineering & Construction 0.1%
	ABB Finance USA, Inc. 2.875%, due 5/8/22	325,000	325,517

	Finance - Auto Loans 0.1%
	Ford Motor Credit Co. LLC
	3.00%, due 6/12/17	375,000	382,805
	4.25%, due 9/20/22	400,000	410,000
			792,805
	Finance - Commercial 0.1%
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	725,000	753,471

	Finance - Consumer Loans 0.2%
	John Deere Capital Corp.
	1.25%, due 12/2/14	150,000	151,959
	1.70%, due 1/15/20	550,000	537,061
	2.80%, due 9/18/17	150,000	159,624
	5.75%, due 9/10/18	150,000	181,749
			1,030,393
	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (e)	400,000	413,520

	Finance - Leasing Companies 0.0%‡
	Boeing Capital Corp. 2.90%, due 8/15/18	200,000	213,269

	Finance - Other Services 0.2%
	Aon Corp. 3.125%, due 5/27/16	300,000	314,851
	National Rural Utilities Cooperative Finance Corp.
	3.05%, due 2/15/22	225,000	232,092
	5.45%, due 4/10/17	375,000	436,254
			983,197
	Food 0.5%
	Conagra Foods, Inc. 1.90%, due 1/25/18	475,000	476,978
	General Mills, Inc. 3.15%, due 12/15/21	675,000	701,625
	Ingredion, Inc. 1.80%, due 9/25/17	250,000	249,312
	Kellogg Co. 1.75%, due 5/17/17	225,000	227,679
	Mondelez International, Inc. 4.125%, due 2/9/16	1,225,000	1,328,984
	Unilever Capital Corp. 0.85%, due 8/2/17	225,000	221,256
			3,205,834
	Forest Products & Paper 0.1%
	International Paper Co. 4.75%, due 2/15/22	475,000	529,238

	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	200,000	206,323

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	175,000	179,389

	Health Care - Products 0.2%
	Becton Dickinson and Co. 3.125%, due 11/8/21	600,000	625,234
	CR Bard, Inc. 1.375%, due 1/15/18	225,000	223,532
	Medtronic, Inc. 3.125%, due 3/15/22	225,000	235,477
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	325,000	326,867
			1,411,110
	Health Care - Services 0.3%
	Aetna, Inc. 1.75%, due 5/15/17	150,000	151,506
	Roche Holdings, Inc. 5.00%, due 3/1/14 (e)	955,000	999,531
	WellPoint, Inc. 1.875%, due 1/15/18	450,000	452,373
			1,603,410
	Insurance 0.5%
	MetLife, Inc. 1.756%, due 12/15/17	350,000	351,042
	Metropolitan Life Global Funding I
	1.50%, due 1/10/18 (e)	525,000	520,988
	5.125%, due 6/10/14 (e)	750,000	795,568
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	609,069
	Prudential Financial, Inc. 4.50%, due 11/16/21	450,000	496,811
			2,773,478
	Iron & Steel 0.0%‡
	ArcelorMittal 4.25%, due 2/25/15 (f)	250,000	256,684

	Machinery - Diversified 0.1%
	Roper Industries, Inc. 6.625%, due 8/15/13	450,000	463,737

	Media 0.3%
	COX Communications, Inc.
	3.25%, due 12/15/22 (e)	200,000	200,243
	5.45%, due 12/15/14	192,000	208,945
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	300,000	318,003
	NBC Universal Media LLC 5.15%, due 4/30/20	325,000	378,516
	Reed Elsevier Capital, Inc. 7.75%, due 1/15/14	150,000	159,699
	Time Warner Cable, Inc. 6.75%, due 7/1/18	325,000	402,549
	Viacom, Inc. 1.25%, due 2/27/15	400,000	403,590
			2,071,545
	Metal Fabricate & Hardware 0.1%
	Precision Castparts Corp. 2.50%, due 1/15/23	285,000	277,978

	Mining 0.4%
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	450,000	464,044
	Rio Tinto Finance USA PLC 1.625%, due 8/21/17	400,000	400,925
	Rio Tinto Finance USA, Ltd.
	2.25%, due 9/20/16	475,000	492,226
	3.50%, due 11/2/20	100,000	105,732
	Teck Resources, Ltd. 3.75%, due 2/1/23	700,000	702,026
			2,164,953
	Miscellaneous - Manufacturing 0.1%
	Eaton Corp. 1.50%, due 11/2/17 (e)	400,000	399,051
	General Electric Co. 2.70%, due 10/9/22	200,000	197,057
	Tyco Electronics Group S.A. 1.60%, due 2/3/15	200,000	202,721
			798,829
	Oil & Gas 0.8%
	BP Capital Markets PLC
	1.846%, due 5/5/17	225,000	229,574
	3.561%, due 11/1/21	575,000	607,551
	Marathon Oil Corp. 0.90%, due 11/1/15	800,000	800,430
	Petrobras International Finance Co. - Pifco 2.875%, due 2/6/15	500,000	510,288
	Petroleos Mexicanos 3.50%, due 1/30/23 (e)	300,000	294,000
	Phillips 66 2.95%, due 5/1/17	375,000	394,685
	Shell International Finance B.V.
	1.125%, due 8/21/17	475,000	473,922
	2.25%, due 1/6/23	450,000	434,184
	Statoil ASA
	2.45%, due 1/17/23	250,000	243,177
	3.125%, due 8/17/17	125,000	134,770
	Total Capital International S.A.
	1.55%, due 6/28/17	200,000	201,428
	2.875%, due 2/17/22	425,000	434,591
			4,758,600
	Oil & Gas Services 0.0%‡
	Cameron International Corp. 1.60%, due 4/30/15	125,000	125,933

	Packaging & Containers 0.1%
	Bemis Co., Inc. 5.65%, due 8/1/14	775,000	828,245

	Pharmaceuticals 0.7%
	AbbVie, Inc. 1.75%, due 11/6/17 (e)	850,000	851,848
	Actavis, Inc. 3.25%, due 10/1/22	300,000	299,375
	Cardinal Health, Inc. 1.90%, due 6/15/17	125,000	126,668
	Express Scripts Holding Co. 2.10%, due 2/12/15	600,000	613,041
	Merck & Co., Inc. 2.40%, due 9/15/22	500,000	490,074
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	500,000	595,865
	Sanofi
	2.625%, due 3/29/16	350,000	368,327
	4.00%, due 3/29/21	475,000	527,414
	Teva Pharmaceutical Finance Co. B.V. 2.40%, due 11/10/16	300,000	313,727
	Teva Pharmaceutical Finance IV B.V. 3.65%, due 11/10/21	250,000	263,123
			4,449,462
	Pipelines 0.5%
	Energy Transfer Partners, L.P. 5.20%, due 2/1/22	500,000	558,157
	Enterprise Products Operating LLC 1.25%, due 8/13/15	250,000	251,927
	ONEOK Partners, L.P. 2.00%, due 10/1/17	100,000	100,790
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	800,000	1,079,306
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (e)	525,000	519,047
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	450,000	443,158
			2,952,385
	Real Estate 0.1%
	WEA Finance LLC / WT Finance Aust Pty, Ltd. 5.75%, due 9/2/15 (e)	250,000	277,851

	Real Estate Investment Trusts 1.0%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,275,000	1,441,258
	Bre Properties, Inc. 3.375%, due 1/15/23	300,000	293,780
	DDR Corp. 4.75%, due 4/15/18	800,000	884,599
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	661,610
	National Retail Properties, Inc. 6.25%, due 6/15/14	225,000	239,783
	ProLogis, L.P. 6.625%, due 5/15/18	1,300,000	1,564,810
	Realty Income Corp. 2.00%, due 1/31/18	475,000	473,582
	Simon Property Group, L.P. 2.75%, due 2/1/23	400,000	391,912
			5,951,334
	Retail 0.2%
	Costco Wholesale Corp. 1.70%, due 12/15/19	400,000	398,400
	Home Depot, Inc. (The) 4.40%, due 4/1/21	500,000	577,462
			975,862
	Semiconductors 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (e)	525,000	529,401

	Special Purpose Entity 0.0%‡
	MassMutual Global Funding II 2.50%, due 10/17/22 (e)	200,000	193,521

	Telecommunications 0.7%
	America Movil SAB de CV 3.125%, due 7/16/22	400,000	397,405
	AT&T, Inc.
	1.70%, due 6/1/17	300,000	302,349
	2.40%, due 8/15/16	275,000	286,811
	2.625%, due 12/1/22	600,000	580,225
	Cellco Partnership / Verizon Wireless Capital LLC 5.55%, due 2/1/14	450,000	470,637
	France Telecom S.A. 2.75%, due 9/14/16	325,000	339,518
	Telefonica Emisiones SAU 2.582%, due 4/26/13	400,000	401,239
	Verizon Communications, Inc.
	2.00%, due 11/1/16	300,000	310,488
	2.45%, due 11/1/22	650,000	622,917
	Vivendi S.A. 2.40%, due 4/10/15 (e)	350,000	356,653
	Vodafone Group PLC 1.25%, due 9/26/17	350,000	348,241
			4,416,483
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	175,000	174,978

	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	461,534

	Total Corporate Bonds (Cost $86,381,420)		89,870,556

	Foreign Government Bonds 0.4%
	Regional (State & Province) 0.3%
	Province of Manitoba 2.625%, due 7/15/15	200,000	210,160
	Province of Ontario 1.10%, due 10/25/17	950,000	945,915
	Province of Quebec 3.50%, due 7/29/20	400,000	439,400
			1,595,475
	Sovereign 0.1%
	Italy Government International Bond 4.75%, due 1/25/16	500,000	529,700
	Poland Government International Bond 5.00%, due 3/23/22	150,000	172,500
			702,200
	Total Foreign Government Bonds (Cost $2,275,218)		2,297,675

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	500,000	521,239
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (g)	450,000	508,790
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	600,000	682,336
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (g)	600,000	688,441
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	100,000	113,869
			2,514,675
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	Fosse Master Issuer PLC Series 2011-1A, Class A5 1.803%, due 10/18/54 (e)(g)	365,000	376,868
	Holmes Master Issuer PLC Series Reg S 1.954%, due 10/15/54 (e)(g)	595,000	608,926
	Permanent Master Issuer PLC Series 2011-2A, Class 1A2 1.854%, due 7/15/42 (e)(g)	250,000	255,302
			1,241,096
	Total Mortgage-Backed Securities (Cost $3,680,402)		3,755,771

	U.S. Government & Federal Agencies 16.9%
	Federal Home Loan Bank 0.2%
	1.30%, due 2/27/18	400,000	400,213
	1.375%, due 5/28/14	1,000,000	1,016,193
			1,416,406
¤	Federal Home Loan Mortgage Corporation 1.2%
	0.50%, due 4/17/15	1,400,000	1,405,580
	0.53%, due 11/20/15	500,000	500,529
	0.55%, due 2/27/15	725,000	725,226
	0.60%, due 5/22/15	600,000	600,767
	0.75%, due 11/25/14	875,000	882,582
	0.75%, due 1/12/18	625,000	617,823
	1.00%, due 9/27/17	225,000	225,199
	1.75%, due 9/10/15	1,000,000	1,035,280
	1.75%, due 5/30/19	1,000,000	1,023,720
			7,016,706
¤	Federal National Mortgage Association 1.2%
	0.375%, due 3/16/15	1,250,000	1,251,605
	0.75%, due 12/19/14	1,400,000	1,411,872
	0.875%, due 12/20/17	500,000	497,967
	1.00%, due 12/28/17	300,000	298,195
	1.25%, due 1/30/17	750,000	764,777
	1.375%, due 11/15/16	2,900,000	2,977,123
	2.75%, due 3/13/14	400,000	411,381
			7,612,920
¤	United States Treasury Notes 14.3%
	0.125%, due 12/31/14	3,515,000	3,505,938
	0.25%, due 3/31/14	2,000,000	2,001,328
	0.25%, due 9/30/14	4,650,000	4,650,907
	0.25%, due 10/31/14	2,045,000	2,045,319
	0.25%, due 1/31/15	3,000,000	2,999,064
	0.25%, due 5/15/15	4,610,000	4,603,518
	0.25%, due 8/15/15	500,000	498,750
	0.25%, due 9/15/15	5,020,000	5,005,487
	0.25%, due 12/15/15	7,170,000	7,140,875
	0.375%, due 4/15/15	5,375,000	5,383,396
	0.375%, due 11/15/15	1,805,000	1,804,859
	0.375%, due 1/15/16	3,700,000	3,696,822
	0.75%, due 12/31/17	12,700,000	12,631,534
	0.875%, due 1/31/18	4,200,000	4,198,690
	1.00%, due 6/30/19	3,900,000	3,843,937
	1.00%, due 8/31/19	500,000	491,133
	1.00%, due 9/30/19	700,000	686,657
	1.00%, due 11/30/19	700,000	684,468
	1.125%, due 5/31/19	1,250,000	1,243,458
	1.375%, due 9/30/18	1,760,000	1,792,037
	1.50%, due 8/31/18	6,500,000	6,668,597
	1.625%, due 11/15/22	725,600	702,472
	2.25%, due 7/31/18	11,055,000	11,798,626
			88,077,872
	Total U.S. Government & Federal Agencies (Cost $103,268,396)		104,123,904

	Yankee Bond 0.1% (h)
	Transportation 0.1%
	Canadian National Railway Co. 1.45%, due 12/15/16	400,000	407,044

	Total Yankee Bond (Cost $397,652)		407,044

	Total Long-Term Bonds (Cost $201,705,021)		206,153,237

		Shares	Value
	Common Stocks 65.8%
	Aerospace & Defense 1.1%
	Alliant Techsystems, Inc.	1,816	117,532
	Boeing Co. (The)	18,335	1,354,406
	General Dynamics Corp.	19,064	1,263,943
	L-3 Communications Holdings, Inc.	2,485	188,661
	Lockheed Martin Corp.	14,178	1,231,643
	Northrop Grumman Corp.	19,824	1,289,353
	Raytheon Co.	23,404	1,232,923
	Spirit Aerosystems Holdings, Inc. Class A (i)	3,566	56,842
			6,735,303
	Agriculture 0.9%
	Altria Group, Inc.	41,264	1,389,772
	Archer-Daniels-Midland Co.	47,527	1,355,945
	Philip Morris International, Inc.	15,332	1,351,669
	Reynolds American, Inc.	32,216	1,416,860
			5,514,246
	Airlines 0.7%
	Copa Holdings S.A. Class A	12,272	1,345,011
	Delta Air Lines, Inc. (i)	126,888	1,762,475
	Southwest Airlines Co.	110,848	1,242,606
			4,350,092
	Auto Manufacturers 0.7%
	Ford Motor Co.	98,136	1,270,861
	General Motors Co. (i)	47,676	1,339,219
	Oshkosh Corp. (i)	46,011	1,802,711
			4,412,791
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	44,325	1,378,064
	WABCO Holdings, Inc. (i)	1,770	110,908
			1,488,972
	Banks 4.6%
¤	Bank of America Corp.	119,277	1,350,216
	Bank of New York Mellon Corp. (The)	50,581	1,373,780
	BB&T Corp.	44,282	1,340,859
	Capital One Financial Corp.	24,219	1,364,014
	CIT Group, Inc. (i)	16,944	717,578
	Citigroup, Inc.	32,416	1,366,659
	Comerica, Inc.	41,688	1,432,400
	Commerce Bancshares, Inc.	2,561	96,166
	Fifth Third Bancorp	64,926	1,057,644
	First Republic Bank	21,836	779,327
	Goldman Sachs Group, Inc. (The)	9,357	1,383,526
	Huntington Bancshares, Inc.	242,147	1,685,343
¤	JPMorgan Chase & Co.	29,464	1,386,281
¤	KeyCorp	195,774	1,840,276
	Morgan Stanley	60,085	1,372,942
	Northern Trust Corp.	31,109	1,601,180
	PNC Financial Services Group, Inc.	22,026	1,361,207
	Regions Financial Corp.	121,156	942,594
	State Street Corp.	24,618	1,369,992
	SunTrust Banks, Inc.	41,366	1,173,553
	SVB Financial Group (i)	10,309	684,208
	U.S. Bancorp	41,164	1,362,528
	Wells Fargo & Co.	38,973	1,357,430
			28,399,703
	Beverages 0.1%
	Coca-Cola Enterprises, Inc.	8,387	292,455
	Constellation Brands, Inc. Class A (i)	15,557	503,424
			795,879
	Biotechnology 0.2%
	Charles River Laboratories International, Inc. (i)	28,138	1,162,662

	Chemicals 1.9%
	Air Products & Chemicals, Inc.	15,401	1,346,509
	CF Industries Holdings, Inc.	9,964	2,283,450
	Dow Chemical Co. (The)	39,968	1,286,970
	Huntsman Corp.	85,001	1,498,568
	LyondellBasell Industries, N.V., Class A	21,930	1,390,800
	Mosaic Co. (The)	22,908	1,403,115
	W.R. Grace & Co. (i)	17,405	1,249,679
	Westlake Chemical Corp.	15,686	1,440,916
			11,900,007
	Coal 0.0%‡
	Peabody Energy Corp.	2,141	53,846

	Commercial Services 1.2%
	ADT Corp. (The)	28,761	1,366,147
	Booz Allen Hamilton Holding Corp.	37,466	519,279
	CoreLogic, Inc. (i)	51,482	1,350,888
	Equifax, Inc.	13,720	805,364
	H&R Block, Inc.	16,222	369,375
	Hertz Global Holdings, Inc. (i)	78,593	1,436,680
	Total System Services, Inc.	53,125	1,235,156
			7,082,889
	Computers 1.4%
	Brocade Communications Systems, Inc. (i)	145,964	834,914
	Computer Sciences Corp.	28,304	1,183,107
	Dell, Inc.	104,139	1,378,800
¤	Hewlett-Packard Co.	80,078	1,322,088
	Lexmark International, Inc. Class A	41,285	993,317
	NetApp, Inc. (i)	36,414	1,310,904
	Synopsys, Inc. (i)	2,804	93,766
	Western Digital Corp.	25,800	1,212,600
			8,329,496
	Cosmetics & Personal Care 0.5%
	Colgate-Palmolive Co.	12,518	1,344,058
	Procter & Gamble Co. (The)	19,268	1,448,183
			2,792,241
	Distribution & Wholesale 0.1%
	WESCO International, Inc. (i)	7,961	580,596

	Electric 4.2%
	AES Corp. (The)	126,729	1,373,742
	Ameren Corp.	30,147	977,969
	American Electric Power Co., Inc.	30,887	1,398,872
	Consolidated Edison, Inc.	24,314	1,382,980
	Dominion Resources, Inc.	25,527	1,381,266
	DTE Energy Co.	33,337	2,110,566
	Duke Energy Corp.	20,206	1,388,960
	Edison International	46,570	2,244,208
	Entergy Corp.	21,925	1,416,355
	Exelon Corp.	45,419	1,427,973
	FirstEnergy Corp.	34,659	1,403,343
	Integrys Energy Group, Inc.	4,096	224,010
	NextEra Energy, Inc.	18,973	1,367,005
	NRG Energy, Inc.	75,876	1,821,024
	NV Energy, Inc.	4,248	80,415
	OGE Energy Corp.	1,934	113,545
	PG&E Corp.	32,925	1,403,922
	Pinnacle West Capital Corp.	9,926	529,850
	PPL Corp.	12,403	375,687
	Public Service Enterprise Group, Inc.	45,193	1,409,118
	Southern Co. (The)	31,049	1,373,297
	Wisconsin Energy Corp.	3,151	124,244
	Xcel Energy, Inc.	23,506	652,997
			25,981,348
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	23,951	1,371,195
	Energizer Holdings, Inc.	19,729	1,716,620
	General Cable Corp. (i)	5,718	192,239
			3,280,054
	Electronics 0.5%
	Itron, Inc. (i)	5,418	251,341
	Thermo Fisher Scientific, Inc.	19,514	1,407,740
	Tyco International, Ltd.	43,798	1,324,014
			2,983,095
	Engineering & Construction 0.5%
	AECOM Technology Corp. (i)	34,137	872,883
	Chicago Bridge & Iron Co. N.V.	29,444	1,496,050
	Engility Holdings, Inc. (i)	35,769	688,553
	Shaw Group, Inc. (The) (i)	5,901	279,235
			3,336,721
	Entertainment 0.2%
	International Game Technology	9,796	150,564
	Regal Entertainment Group Class A	85,948	1,283,204
			1,433,768
	Environmental Controls 0.3%
	Covanta Holding Corp.	9,582	188,957
	Waste Management, Inc.	38,369	1,395,864
			1,584,821
	Finance - Credit Card 0.4%
	American Express Co.	23,114	1,359,334
	Discover Financial Services	35,097	1,347,374
			2,706,708
	Finance - Investment Banker/Broker 0.3%
	Charles Schwab Corp. (The)	87,093	1,439,647
	Interactive Brokers Group, Inc. Class A	40,057	572,815
	Jefferies Group, Inc.	1,150	22,920
			2,035,382
	Finance - Other Services 0.2%
	CME Group, Inc.	23,959	1,385,789

	Food 2.6%
	ConAgra Foods, Inc.	15,898	519,706
	Dean Foods Co. (i)	68,860	1,260,827
	General Mills, Inc.	32,814	1,376,219
	Hillshire Brands Co.	41,923	1,298,775
	Ingredion, Inc.	22,794	1,506,000
	J.M. Smucker Co. (The)	5,860	519,372
	Kellogg Co.	23,416	1,369,836
	Kraft Foods Group, Inc.	29,142	1,346,943
	Mondelez International, Inc. Class A	49,014	1,362,099
	Safeway, Inc.	44,893	864,190
	Smithfield Foods, Inc. (i)	64,114	1,494,497
	Sysco Corp.	42,942	1,364,267
	Tyson Foods, Inc. Class A	84,276	1,864,185
			16,146,916
	Forest Products & Paper 0.5%
	Domtar Corp.	17,537	1,459,604
	International Paper Co.	35,921	1,487,848
			2,947,452
	Gas 0.6%
	CenterPoint Energy, Inc.	65,399	1,336,756
	Sempra Energy	5,415	406,396
	UGI Corp.	45,117	1,589,923
	Vectren Corp.	5,486	173,138
			3,506,213
	Health Care - Products 2.0%
	Alere, Inc. (i)	10,006	212,727
	Baxter International, Inc.	20,455	1,387,667
	Becton, Dickinson & Co.	16,277	1,367,919
	Boston Scientific Corp. (i)	320,588	2,394,792
	Covidien PLC	22,355	1,393,611
	Hill-Rom Holdings, Inc.	41,717	1,384,170
	Medtronic, Inc.	29,675	1,382,855
	St. Jude Medical, Inc.	37,988	1,546,112
	Stryker Corp.	22,015	1,379,240
	Zimmer Holdings, Inc.	60	4,476
			12,453,569
	Health Care - Services 2.7%
	Aetna, Inc.	28,021	1,351,453
	CIGNA Corp.	24,731	1,442,807
	Community Health Systems, Inc.	44,578	1,708,675
	Covance, Inc. (i)	22,849	1,524,257
	Coventry Health Care, Inc.	12,013	550,556
	HCA Holdings, Inc.	39,358	1,481,829
	Health Management Associates, Inc. Class A (i)	159,921	1,669,575
	LifePoint Hospitals, Inc. (i)	18,962	828,829
	Tenet Healthcare Corp. (i)	43,075	1,672,602
	UnitedHealth Group, Inc.	24,362	1,345,026
	Universal Health Services, Inc. Class B	31,074	1,760,031
	WellPoint, Inc.	21,010	1,361,868
			16,697,508
	Holding Company - Diversified 0.1%
	Leucadia National Corp.	30,740	782,333

	Home Builders 0.3%
	PulteGroup, Inc. (i)	95,865	1,988,240

	Home Furnishing 0.4%
	Whirlpool Corp.	18,317	2,113,415

	Household Products & Wares 0.5%
	Avery Dennison Corp.	42,563	1,639,101
	Jarden Corp. (i)	2,627	154,573
	Kimberly-Clark Corp.	15,656	1,401,368
			3,195,042
	Insurance 6.0%
	ACE, Ltd.	16,091	1,373,045
	Aflac, Inc.	25,637	1,360,299
	Alleghany Corp. (i)	325	117,192
	Allied World Assurance Co. Holdings A.G.	8,697	737,766
	Allstate Corp. (The)	31,077	1,364,280
	American Financial Group, Inc.	21,622	920,232
	American International Group, Inc. (i)	37,359	1,413,291
	American National Insurance Co.	3,855	297,645
	Aon PLC	6,429	371,210
	Aspen Insurance Holdings, Ltd.	24,535	836,889
	Assurant, Inc.	23,600	902,464
	Axis Capital Holdings, Ltd.	41,475	1,587,248
	Berkshire Hathaway, Inc. Class B (i)	14,118	1,368,458
	Chubb Corp. (The)	16,939	1,360,371
	CNA Financial Corp.	24,172	752,958
	Everest Re Group, Ltd.	15,164	1,756,143
	Fidelity National Financial, Inc. Class A	67,449	1,692,970
	Hartford Financial Services Group, Inc. (The)	64,881	1,609,049
	Loews Corp.	31,407	1,362,122
	Marsh & McLennan Cos., Inc.	38,773	1,375,666
	Mercury General Corp.	969	38,372
	MetLife, Inc.	36,469	1,361,752
	PartnerRe, Ltd.	12,661	1,110,243
	Principal Financial Group, Inc.	45,794	1,420,072
	ProAssurance Corp.	8,065	363,248
	Progressive Corp. (The)	2,241	50,400
	Protective Life Corp.	47,356	1,498,344
	Prudential Financial, Inc.	23,384	1,353,466
	Reinsurance Group of America, Inc.	28,240	1,620,694
	RenaissanceRe Holdings, Ltd.	9,776	837,217
	StanCorp Financial Group, Inc.	35,564	1,383,084
	Travelers Cos., Inc. (The)	17,544	1,376,502
	Validus Holdings, Ltd.	32,341	1,177,536
	White Mountains Insurance Group, Ltd.	934	514,316
			36,664,544
	Internet 1.2%
	AOL, Inc. (i)	25,046	767,660
	Expedia, Inc.	12,578	820,714
	Liberty Interactive Corp. Class A (i)	79,661	1,693,593
	Symantec Corp. (i)	120,532	2,623,982
	Yahoo!, Inc. (i)	67,734	1,329,618
			7,235,567
	Investment Company 0.2%
	American Capital Ltd. (i)	75,153	1,004,044

	Investment Management/Advisory Services 0.7%
	Ameriprise Financial, Inc.	732	48,546
	BlackRock, Inc.	5,771	1,363,572
	Franklin Resources, Inc.	10,261	1,404,526
	Janus Capital Group, Inc.	149,623	1,391,494
			4,208,138
	Iron & Steel 0.1%
	Nucor Corp.	1,555	71,546
	United States Steel Corp.	30,521	682,144
			753,690
	Leisure Time 0.2%
	Carnival Corp.	35,224	1,363,873

	Machinery - Construction & Mining 0.3%
	Terex Corp. (i)	52,102	1,687,063

	Machinery - Diversified 0.3%
	Gardner Denver, Inc.	21,419	1,507,255

	Media 2.2%
	Cablevision Systems Corp. Class A	94,360	1,381,430
	CBS Corp. Class B	32,247	1,345,345
	Comcast Corp. Class A	34,053	1,296,738
	DISH Network Corp. Class A	35,261	1,314,178
	Gannett Co., Inc.	84,012	1,649,156
	Liberty Media Corp. (i)	516	57,539
	News Corp. Class A	49,695	1,378,539
	Thomson Reuters Corp.	44,340	1,358,578
	Time Warner, Inc.	26,802	1,354,037
	Walt Disney Co. (The)	25,247	1,360,308
	Washington Post Co. Class B	1,927	743,205
			13,239,053
	Metal Fabricate & Hardware 0.1%
	Timken Co.	8,296	444,749

	Mining 0.7%
	Freeport-McMoRan Copper & Gold, Inc.	38,895	1,371,049
	Newmont Mining Corp.	30,431	1,307,316
	Southern Copper Corp.	32,462	1,278,678
			3,957,043
	Miscellaneous - Manufacturing 1.3%
	3M Co.	13,691	1,376,630
	Carlisle Cos., Inc.	12,565	806,045
	Danaher Corp.	22,529	1,350,163
	Eaton Corp.	7,719	439,597
	General Electric Co.	62,085	1,383,254
	Illinois Tool Works, Inc.	21,306	1,338,656
	Ingersoll-Rand PLC	5,596	287,578
	Leggett & Platt, Inc.	35,430	1,043,059
			8,024,982
	Oil & Gas 5.6%
	Anadarko Petroleum Corp.	17,288	1,383,386
	Apache Corp.	16,599	1,390,332
	Chevron Corp.	11,843	1,363,721
	ConocoPhillips	22,873	1,326,634
	Devon Energy Corp.	25,089	1,434,840
	Diamond Offshore Drilling, Inc.	22,677	1,702,816
	EXCO Resources, Inc.	76,174	488,275
	ExxonMobil Corp.	15,017	1,351,080
	Helmerich & Payne, Inc.	26,804	1,724,569
	Hess Corp.	23,553	1,581,819
	HollyFrontier Corp.	44,558	2,326,819
	Marathon Oil Corp.	40,467	1,360,096
¤	Marathon Petroleum Corp.	49,038	3,639,110
	Murphy Oil Corp.	35,959	2,140,280
	Nabors Industries, Ltd. (i)	29,513	491,982
	Noble Energy, Inc.	1,122	120,940
	Occidental Petroleum Corp.	16,426	1,449,923
	Patterson-UTI Energy, Inc.	39,248	798,304
	Phillips 66	24,533	1,485,964
	Tesoro Corp.	40,195	1,957,095
	Unit Corp. (i)	29,963	1,442,119
¤	Valero Energy Corp.	83,544	3,653,379
			34,613,483
	Oil & Gas Services 0.9%
	Baker Hughes, Inc.	30,128	1,347,324
	Halliburton Co.	36,044	1,466,270
	National Oilwell Varco, Inc.	18,489	1,370,774
	RPC, Inc.	91,271	1,366,327
			5,550,695
	Packaging & Containers 0.2%
	Greif, Inc. Class A	22,211	1,043,473

	Pharmaceuticals 2.4%
	Abbott Laboratories	41,515	1,406,528
	AbbVie, Inc.	36,035	1,322,124
	Bristol-Myers Squibb Co.	39,029	1,410,508
	Cardinal Health, Inc.	30,229	1,324,333
	Eli Lilly & Co.	25,994	1,395,618
	Forest Laboratories, Inc. (i)	55,403	2,011,129
	Johnson & Johnson	18,697	1,382,082
	Merck & Co., Inc.	31,810	1,375,783
	Mylan, Inc. (i)	172	4,862
	Omnicare, Inc.	41,498	1,616,347
	Pfizer, Inc.	51,112	1,394,335
			14,643,649
	Pipelines 0.2%
	Spectra Energy Corp.	50,060	1,390,667

	Real Estate Investment Trusts 3.9%
	American Capital Agency Corp.	1,231	38,937
	Annaly Capital Management, Inc.	8,543	127,034
	Apartment Investment & Management Co. Class A	18,303	499,306
	AvalonBay Communities, Inc.	836	108,504
	BioMed Realty Trust, Inc.	10,419	212,027
	Boston Properties, Inc.	2,992	314,998
	Brandywine Realty Trust	74,088	943,140
	Camden Property Trust	4,827	334,946
	CBL & Associates Properties, Inc.	66,415	1,427,258
	Corporate Office Properties Trust	42,264	1,118,305
	DDR Corp.	17,480	289,993
	Equity Residential	23,328	1,292,138
	General Growth Properties, Inc.	35,965	702,037
	HCP, Inc.	31,902	1,479,934
	Health Care REIT, Inc.	39,600	2,488,464
	Home Properties, Inc.	237	14,568
	Hospitality Properties Trust	60,437	1,524,221
	Host Hotels & Resorts, Inc.	10,348	173,743
	Jones Lang LaSalle, Inc.	3,677	338,799
	Kimco Realty Corp.	22,604	469,485
	Liberty Property Trust	6,872	269,176
	National Retail Properties, Inc.	15,457	494,933
	ProLogis, Inc.	10,081	402,232
	Regency Centers Corp.	2,616	130,355
	Senior Housing Properties Trust	44,386	1,069,259
	Simon Property Group, Inc.	8,434	1,350,958
	Taubman Centers, Inc.	12,153	990,470
	Ventas, Inc.	38,818	2,573,245
	Vornado Realty Trust	5,938	501,524
	Weingarten Realty Investors	43,957	1,267,720
	Weyerhaeuser Co.	43,201	1,301,214
			24,248,923
	Retail 2.8%
	Abercrombie & Fitch Co. Class A	31,430	1,571,500
	American Eagle Outfitters, Inc.	52,655	1,064,158
	Chico's FAS, Inc.	69,461	1,245,436
	CVS Caremark Corp.	25,890	1,325,568
	Dillard's, Inc. Class A	16,704	1,409,985
	DSW, Inc. Class A	1,656	110,836
	Foot Locker, Inc.	44,667	1,534,311
	GameStop Corp. Class A	34,494	800,261
	Guess?, Inc.	13,033	353,064
	Kohl's Corp.	22,088	1,022,453
	Lowe's Cos., Inc.	35,958	1,373,236
	Macy's, Inc.	2,056	81,233
	PVH Corp.	8,362	993,991
	Sears Hometown and Outlet Stores, Inc. (i)	4,955	193,988
	Staples, Inc.	11,558	155,802
	Target Corp.	22,315	1,348,049
	Wal-Mart Stores, Inc.	19,601	1,371,090
	Walgreen Co.	34,466	1,377,261
			17,332,222
	Savings & Loans 0.2%
	Capitol Federal Financial, Inc.	94,956	1,115,733
	Hudson City Bancorp, Inc.	24,244	207,286
			1,323,019
	Semiconductors 1.4%
	Applied Materials, Inc.	71,095	917,837
	Broadcom Corp. Class A	39,209	1,272,332
	Cree, Inc. (i)	20,475	883,496
	Intel Corp.	64,526	1,357,627
	Lam Research Corp. (i)	31,488	1,295,417
	Micron Technology, Inc. (i)	212,538	1,606,787
	Texas Instruments, Inc.	41,176	1,362,102
			8,695,598
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.	31,996	1,417,423

	Software 1.0%
	Activision Blizzard, Inc.	87,658	998,425
	Adobe Systems, Inc. (i)	35,611	1,347,164
	Allscripts Healthcare Solutions, Inc. (i)	49,210	545,247
	CA, Inc.	50,515	1,253,782
	Compuware Corp. (i)	9,379	108,984
	Electronic Arts, Inc. (i)	46,773	735,739
	Fidelity National Information Services, Inc.	38,003	1,410,291
			6,399,632
	Telecommunications 2.4%
	Amdocs, Ltd.	31,649	1,129,553
	AT&T, Inc.	40,323	1,402,837
	CenturyLink, Inc.	33,757	1,365,471
	Cisco Systems, Inc.	66,059	1,358,834
	Corning, Inc.	111,377	1,336,524
	EchoStar Corp. Class A (i)	19,017	691,838
	Frontier Communications Corp.	266,648	1,218,581
	Harris Corp.	30,692	1,417,970
	MetroPCS Communications, Inc. (i)	101,783	1,020,884
	Polycom, Inc. (i)	71,743	791,325
	Sprint Nextel Corp. (i)	371,078	2,089,169
	Telephone & Data Systems, Inc.	37,502	948,426
	United States Cellular Corp. (i)	1,405	53,446
			14,824,858
	Textiles 0.2%
	Mohawk Industries, Inc. (i)	10,291	1,046,183

	Transportation 0.7%
	Con-way, Inc.	4,342	136,252
	CSX Corp.	62,829	1,384,123
	FedEx Corp.	13,670	1,386,821
	Norfolk Southern Corp.	19,911	1,371,271
	Ryder System, Inc.	2,344	133,092
			4,411,559
	Total Common Stocks (Cost $333,331,529)		405,188,482

	Exchange Traded Funds 0.4% (j)
	S&P 500 Index - SPDR Trust Series 1	5,250	785,925
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	8,915	1,772,837
	Total Exchange Traded Funds (Cost $2,417,660)		2,558,762

		Principal Amount	Value
	Short-Term Investments 0.4%
	Other Commercial Paper 0.2%
	TD Securities Government 0.12%, due 2/1/13 (k)	$1,152,000	1,152,000
	Total Other Commercial Paper (Cost $1,152,000)		1,152,000

	Repurchase Agreement 0.2%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $957,103 (Collateralized by United States Treasury and Government Agency securities with rates between 2.00% and 2.375% and maturity dates between 10/31/14 and 1/30/23, with a Principal Amount of $960,000 and a Market Value of $984,337)	957,103	957,103
	Total Repurchase Agreement (Cost $957,103)		957,103
	Total Short-Term Investments (Cost $2,109,103)		2,109,103
	Total Investments (Cost $539,563,313) (l)	100.1%	616,009,584
	Other Assets, Less Liabilities	(0.1)	(479,458)
	Net Assets	100.0%	$615,530,126

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Illiquid security. The total market value of this security as of January 31, 2013 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Fair valued security. The total market value of this security as of January 31, 2013 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Restricted security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Step coupon. Rate shown is the rate in effect as of January 31, 2013.
(g)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(h)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Non-income producing security.
(j)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(k)	Interest rate presented is yield to maturity.
(l)	As of January 31, 2013, cost is $545,635,595 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$78,967,906
Gross unrealized depreciation	(8,593,917)
Net unrealized appreciation	$70,373,989

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$5,698,269	$—	$5,698,269
Convertible Bond (b)	—	—	18	18
Corporate Bonds	—	89,870,556	—	89,870,556
Foreign Government Bonds	—	2,297,675	—	2,297,675
Mortgage-Backed Securities	—	3,755,771	—	3,755,771
U.S. Government & Federal Agencies	—	104,123,904	—	104,123,904
Yankee Bond	—	407,044	—	407,044
Total Long-Term Bonds	—	206,153,219	18	206,153,237
Common Stocks	405,188,482	—	—	405,188,482
Exchange Traded Funds	2,558,762	—	—	2,558,762
Short-Term Investments
Other Commercial Paper	—	1,152,000	—	1,152,000
Repurchase Agreement	—	957,103	—	957,103
Total Short-Term Investments	—	2,109,103	—	2,109,103
Total Investments in Securities	$407,747,244	$208,262,322	$18	$616,009,584

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)  The Level 3 security valued at $18 is held in Internet within the Convertible Bond section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2013
Convertible Bond
Internet	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-
Total	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-

As of January 31, 2013, the Fund held the following restricted security:

		Principal
	Date(s) of	Amount/		1/31/13	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	2/27/01	$177,810	$13,325	$18	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Conservative Allocation Fund

Portfolio of Investments January 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 44.3%
MainStay Epoch Global Choice Fund Class I (a)	549,710	$9,658,397
MainStay Epoch U.S. All Cap Fund Class I	691,685	16,164,667
MainStay ICAP Equity Fund Class I	336,270	14,412,526
MainStay ICAP International Fund Class I	126,110	3,938,405
MainStay ICAP Select Equity Fund Class I	1,920	78,283
MainStay International Equity Fund Class I	137,794	1,664,557
MainStay International Opportunities Fund Class I	763,322	5,686,746
MainStay Large Cap Growth Fund Class I	2,548,792	21,384,362
MainStay MAP Fund Class I	801,498	29,951,972
MainStay Marketfield Fund Class I	155,715	2,586,435
MainStay S&P 500 Index Fund Class I	190,559	6,602,861
MainStay U.S. Equity Opportunities Fund Class I (a)	3,132,063	26,090,084
MainStay U.S. Small Cap Fund Class I	176,006	3,460,283
Total Equity Funds (Cost $122,568,315)		141,679,578

Fixed Income Funds 55.6%
MainStay Floating Rate Fund Class I (a)	3,531,973	33,942,261
MainStay High Yield Corporate Bond Fund Class I	1,198,240	7,369,178
MainStay High Yield Municipal Bond Fund Class I	260,546	3,144,795
MainStay High Yield Opportunities Fund Class I	277,298	3,402,443
MainStay Indexed Bond Fund Class I (a)	3,494,687	39,245,335
MainStay Intermediate Term Bond Fund Class I (a)	6,349,589	69,972,473
MainStay Money Market Fund Class A	3,165,764	3,165,764
MainStay Short Duration High Yield Fund Class I (a)	491,782	4,912,907
MainStay Unconstrained Bond Fund Class I (a)	1,327,384	12,464,137
Total Fixed Income Funds (Cost $172,265,198)		177,619,293
Total Investments (Cost $294,833,513) (b)	99.9%	319,298,871
Other Assets, Less Liabilities	0.1	174,322
Net Assets	100.0%	$319,473,193

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.

(b)	As of January 31, 2013, cost is $296,895,440 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$24,881,117
Gross unrealized depreciation	(2,477,686)
Net unrealized appreciation	$22,403,431

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$141,679,578	$—	$—	$141,679,578
Fixed Income Funds	177,619,293	—	—	177,619,293
Total Investments	$319,298,871	$—	$—	$319,298,871

(a)   For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 92.4% †
	Belgium 2.9%
	Anheuser-Busch InBev N.V. (Beverages)	46,150	$4,004,134

	France 8.8%
	Essilor International S.A. (Health Care Equipment & Supplies)	27,600	2,814,021
¤	Safran S.A. (Aerospace & Defense)	113,568	5,214,365
	SCOR SE (Insurance)	145,750	4,195,469
			12,223,855
	Germany 8.8%
	Bayer A.G. (Pharmaceuticals)	36,805	3,632,100
	GEA Group A.G. (Machinery)	116,650	4,228,946
¤	Linde A.G. (Chemicals)	23,550	4,297,603
			12,158,649
	Japan 1.3%
	JSR Corp. (Chemicals)	89,800	1,773,512

	Luxembourg 6.2%
¤	SES S.A. (Media)	186,719	5,715,771
	Subsea 7 S.A. (Energy Equipment & Services)	121,254	2,934,299
			8,650,070
	Netherlands 2.4%
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	44,070	3,309,057

	Republic of Korea 3.4%
¤	Samsung Electronics Co., Ltd., GDR (Semiconductors & Semiconductor Equipment) (a)	7,006	4,651,984

	Switzerland 2.8%
	SGS S.A. (Professional Services)	1,657	3,947,449

	United Kingdom 10.0%
¤	Experian PLC (Professional Services)	279,200	4,786,789
¤	Rolls-Royce Holdings PLC (Aerospace & Defense) (b)	325,450	4,882,909
	WPP PLC (Media) (b)	6,550	103,000
	WPP PLC (Media)	256,646	4,035,807
			13,808,505
	United States 45.8%
¤	Aetna, Inc. (Health Care Providers & Services)	89,350	4,309,350
¤	American International Group, Inc. (Insurance) (b)	143,030	5,410,825
	Apple, Inc. (Computers & Peripherals)	8,374	3,812,766
	Boeing Co. (The) (Aerospace & Defense)	36,940	2,728,758
¤	CIT Group, Inc. (Commercial Banks) (b)	112,360	4,758,446
	Citigroup, Inc. (Diversified Financial Services)	98,350	4,146,436
¤	CME Group, Inc. (Diversified Financial Services)	80,113	4,633,736
	Comcast Corp. Class A (Media)	74,000	2,718,020
	Deere & Co. (Machinery)	42,050	3,955,223
	Ecolab, Inc. (Chemicals)	51,092	3,699,061
	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	70,324	3,885,401
	McDonald's Corp. (Hotels, Restaurants & Leisure)	29,650	2,825,349
	Microsoft Corp. (Software)	143,950	3,954,306
	Oracle Corp. (Software)	75,280	2,673,193
	Time Warner, Inc. (Media)	54,075	2,731,869
	Visa, Inc. Class A (IT Services)	24,840	3,922,484
	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	49,890	3,239,857
			63,405,080
	Total Common Stocks (Cost $113,688,053)		127,932,295

		Principal Amount	Value
	Short-Term Investment 6.6%
	Repurchase Agreement 6.6%
	United States 6.6%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $9,142,631 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $9,395,000 and a Market Value of $9,329,451) (Capital Markets)	$9,142,628	9,142,628

	Total Short-Term Investment (Cost $9,142,628)		9,142,628
	Total Investments (Cost $122,830,681) (c)	99.0%	137,074,923
	Other Assets, Less Liabilities	1.0	1,356,728
	Net Assets	100.0%	$138,431,651

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	As of January 31, 2013, cost is $123,000,424 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$14,855,093
Gross unrealized depreciation	(780,594)
Net unrealized appreciation	$14,074,499

The following abbreviation is used in the above portfolio:
GDR	-Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$127,932,295	$—	$—	$127,932,295
Short-Term Investment
Repurchase Agreement	—	9,142,628	—	9,142,628
Total Investments in Securities	$127,932,295	$9,142,628	$—	$137,074,923

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and January 31, 2013 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 94.4% †
	Australia 2.1%
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	4,803,400	$23,041,325
	Westpac Banking Corp. (Commercial Banks)	518,302	15,155,203
			38,196,528
	Belgium 0.7%
	Anheuser-Busch InBev N.V. (Beverages)	145,600	12,632,762

	Canada 3.8%
¤	BCE, Inc. (Diversified Telecommunication Services)	777,000	34,518,618
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	362,850	16,861,939
	Shaw Communications, Inc. (Media)	820,100	19,191,031
			70,571,588
	France 5.6%
	Sanofi (Pharmaceuticals)	167,096	16,303,820
	SCOR SE (Insurance)	789,300	22,720,300
	Total S.A. (Oil, Gas & Consumable Fuels)	461,300	25,010,297
	Vinci S.A. (Construction & Engineering)	400,800	20,421,353
	Vivendi S.A. (Diversified Telecommunication Services)	880,593	18,879,629
			103,335,399
	Germany 6.7%
¤	BASF S.E. (Chemicals)	292,200	29,621,312
	Bayer A.G. (Pharmaceuticals)	131,200	12,947,468
	Daimler A.G. (Automobiles)	430,600	25,067,686
	Deutsche Post A.G. Registered (Air Freight & Logistics)	402,600	9,454,323
	Deutsche Telekom A.G. (Diversified Telecommunication Services)	1,767,300	21,726,355
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	141,440	25,993,610
			124,810,754
	Italy 1.0%
	Terna S.p.A. (Electric Utilities)	4,233,800	17,843,833

	Norway 0.7%
	Orkla ASA (Industrial Conglomerates)	1,546,900	13,648,535

	Philippines 0.6%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services)	155,831	10,732,081

	Switzerland 5.2%
	Nestle S.A. Registered (Food Products)	269,200	18,902,126
	Novartis A.G. (Pharmaceuticals)	279,816	19,063,340
	Roche Holding A.G., Genusscheine (Pharmaceuticals)	117,900	26,092,039
¤	Swisscom A.G. (Diversified Telecommunication Services)	71,755	31,814,892
			95,872,397
	Taiwan 0.8%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	803,700	14,257,638

	United Kingdom 18.3%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	419,000	20,187,420
	BAE Systems PLC (Aerospace & Defense)	3,919,800	21,112,263
	British American Tobacco PLC (Tobacco)	291,100	15,157,106
	Compass Group PLC (Hotels, Restaurants & Leisure)	814,900	9,874,176
	Diageo PLC, Sponsored ADR (Beverages)	109,700	13,087,210
	FirstGroup PLC (Road & Rail)	4,146,100	12,756,887
	GlaxoSmithKline PLC (Pharmaceuticals)	998,000	22,879,779
	Imperial Tobacco Group PLC (Tobacco)	715,500	26,610,662
	National Grid PLC (Multi-Utilities)	2,484,910	27,252,481
¤	Pearson PLC (Media)	1,555,100	29,448,681
	Reckitt Benckiser Group PLC (Household Products)	224,500	14,961,516
	Royal Dutch Shell PLC, ADR (Oil, Gas & Consumable Fuels)	387,500	27,326,500
	SSE PLC (Electric Utilities)	932,000	20,974,978
	Unilever PLC (Food Products)	260,400	10,601,567
¤	United Utilities Group PLC (Water Utilities)	2,371,159	27,528,019
¤	Vodafone Group PLC (Wireless Telecommunication Services)	11,282,500	30,795,653
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	2,042,050	8,129,115
			338,684,013
	United States 48.9%
	AbbVie, Inc. (Pharmaceuticals)	511,010	18,748,957
¤	Altria Group, Inc. (Tobacco)	835,500	28,139,640
	Arthur J. Gallagher & Co. (Insurance)	498,200	18,408,490
	AT&T, Inc. (Diversified Telecommunication Services)	580,255	20,187,071
	Automatic Data Processing, Inc. (IT Services)	174,300	10,334,247
	Bristol-Myers Squibb Co. (Pharmaceuticals)	357,800	12,930,892
	CenturyLink, Inc. (Diversified Telecommunication Services)	634,600	25,669,570
	CME Group, Inc. (Diversified Financial Services)	313,700	18,144,408
	CMS Energy Corp. (Multi-Utilities)	554,600	14,253,220
	Coca-Cola Co. (The) (Beverages)	253,200	9,429,168
	Coca-Cola Enterprises, Inc. (Beverages)	309,600	10,795,752
	Comcast Corp. Class A (Media)	541,300	19,881,949
	ConocoPhillips (Oil, Gas & Consumable Fuels)	296,400	17,191,200
	Deere & Co. (Machinery)	104,600	9,838,676
¤	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	372,100	27,940,989
	Diebold, Inc. (Computers & Peripherals)	265,124	7,805,251
	Dominion Resources, Inc. (Multi-Utilities)	244,000	13,202,840
¤	Duke Energy Corp. (Electric Utilities)	423,397	29,104,310
	E.I. du Pont de Nemours & Co. (Chemicals)	289,600	13,741,520
	Emerson Electric Co. (Electrical Equipment)	246,000	14,083,500
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	260,400	14,756,868
	ExxonMobil Corp. (Oil, Gas & Consumable Fuels)	107,600	9,680,772
	Genuine Parts Co. (Distributors)	167,100	11,367,813
	H.J. Heinz Co. (Food Products)	156,800	9,506,784
	Health Care REIT, Inc. (Real Estate Investment Trusts)	218,300	13,717,972
	Honeywell International, Inc. (Aerospace & Defense)	204,000	13,920,960
	Integrys Energy Group, Inc. (Multi-Utilities)	215,140	11,766,007
	Johnson & Johnson (Pharmaceuticals)	185,500	13,712,160
¤	Kimberly-Clark Corp. (Household Products)	327,000	29,269,770
	Kinder Morgan Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	217,300	19,317,970
	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	275,800	15,144,178
	Lockheed Martin Corp. (Aerospace & Defense)	239,900	20,840,113
	Lorillard, Inc. (Tobacco)	538,200	21,027,474
	MarkWest Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	193,700	10,696,114
	Mattel, Inc. (Leisure Equipment & Products)	525,850	19,787,735
	McDonald's Corp. (Hotels, Restaurants & Leisure)	194,000	18,486,260
	Merck & Co., Inc. (Pharmaceuticals)	308,600	13,346,950
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	607,900	20,334,255
	Microsoft Corp. (Software)	479,800	13,180,106
	NiSource, Inc. (Multi-Utilities)	392,200	10,601,166
	Oracle Corp. (Software)	257,300	9,136,723
	PepsiCo., Inc. (Beverages)	138,000	10,053,300
	Philip Morris International, Inc. (Tobacco)	277,800	24,490,848
	PPL Corp. (Electric Utilities)	738,100	22,357,049
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	992,300	9,129,160
	Regal Entertainment Group Class A (Media)	846,480	12,637,946
	Reynolds American, Inc. (Tobacco)	518,700	22,812,426
	SCANA Corp. (Multi-Utilities)	215,300	10,078,193
	Southern Co. (The) (Electric Utilities)	405,000	17,913,150
	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	350,400	9,734,112
	TECO Energy, Inc. (Multi-Utilities)	1,038,700	18,457,699
	Time Warner, Inc. (Media)	314,700	15,898,644
	Travelers Cos., Inc. (The) (Insurance)	142,500	11,180,550
	Vectren Corp. (Multi-Utilities)	393,600	12,422,016
	Verizon Communications, Inc. (Diversified Telecommunication Services)	624,300	27,225,723
	Waste Management, Inc. (Commercial Services & Supplies)	519,100	18,884,858
			902,705,474
	Total Common Stocks (Cost $1,553,632,142)		1,743,291,002

	Preferred Stock 0.5%
	United States 0.5%
	MetLife, Inc. 6.50% (Insurance)	366,800	9,364,404
	Total Preferred Stock (Cost $9,117,868)		9,364,404

		Principal Amount	Value
	Short-Term Investment 4.0%
	Repurchase Agreement 4.0%
	United States 4.0%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $74,476,134 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $76,485,000 and a Market Value of $75,968,726) (Capital Markets)	$74,476,113	74,476,113

	Total Short-Term Investment (Cost $74,476,113)		74,476,113

	Total Investments (Cost $1,637,226,123) (a)	98.9%	1,827,131,519
	Other Assets, Less Liabilities	1.1	19,465,325
	Net Assets	100.0%	$1,846,596,844

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2013, cost is $1,642,283,163 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$204,805,212
Gross unrealized depreciation	(19,956,856)
Net unrealized appreciation	$184,848,356

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,743,291,002	$—	$—	$1,743,291,002
Preferred Stock	9,364,404	—	—	9,364,404
Short-Term Investment
Repurchase Agreement	—	74,476,113	—	74,476,113
Total Investments in Securities	$1,752,655,406	$74,476,113	$—	$1,827,131,519

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and January 31, 2013 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.0% †
	Australia 2.9%
	Ausdrill, Ltd. (Construction & Engineering)	78,950	$246,164
	Ausenco, Ltd. (Construction & Engineering)	194,470	719,916
	Challenger, Ltd. (Diversified Financial Services)	104,485	419,484
	Flight Centre, Ltd. (Hotels, Restaurants & Leisure)	17,670	559,421
	Pacific Brands, Ltd. (Distributors)	435,840	318,146
	Regis Resources, Ltd. (Metals & Mining) (a)	136,500	738,756
	SAI Global, Ltd. (Professional Services)	211,194	986,644
	Western Areas NL (Metals & Mining)	51,430	234,904
			4,223,435
	Austria 1.0%
	Andritz A.G. (Machinery)	22,340	1,471,012

	Bermuda 3.8%
	Biosensors International Group, Ltd. (Health Care Equipment & Supplies) (a)	1,033,230	1,131,198
	Catlin Group, Ltd. (Insurance)	219,250	1,816,892
	Lancashire Holdings, Ltd. (Insurance)	56,140	729,222
	Peace Mark Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)(b)(c)	1,118,750	1,442
	Validus Holdings, Ltd. (Insurance)	47,050	1,713,090
			5,391,844
	Brazil 2.8%
	BR Properties S.A. (Real Estate Management & Development)	88,060	1,143,120
	Localiza Rent a Car S.A. (Road & Rail)	65,090	1,196,321
	Mills Estruturas e Servicos de Engenharia S.A. (Trading Companies & Distributors)	53,910	906,915
	Porto Seguro S.A. (Insurance)	68,640	823,811
			4,070,167
	Canada 5.1%
	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders) (c)(d)	97,100	713,598
	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders)	120,833	888,015
	Calfrac Well Services, Ltd. (Energy Equipment & Services)	24,550	631,103
	Capstone Mining Corp. (Metals & Mining) (a)	248,760	616,039
	CCL Industries, Inc. Class B (Containers & Packaging)	22,890	1,223,906
	Cott Corp. (Beverages)	100,550	912,350
	Crew Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	45,340	270,476
	Detour Gold Corp. (Metals & Mining) (a)	34,550	730,212
	Dorel Industries, Inc. Class B (Household Durables)	13,770	549,198
	Oceanagold Corp. (Metals & Mining) (a)	236,800	649,439
	SEMAFO, Inc. (Metals & Mining)	36,562	102,274
			7,286,610
	Cayman Islands 3.3%
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail) (a)	526,690	471,314
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	902,760	409,742
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments)	233,820	776,345
	New World Department Store China, Ltd. (Multiline Retail)	636,095	427,322
	Polarcus, Ltd. (Energy Equipment & Services) (a)	611,131	771,898
	Shenguan Holdings Group, Ltd. (Food Products)	392,530	207,517
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	1,560,300	778,601
	Xingda International Holdings, Ltd. (Auto Components)	2,141,349	949,821
			4,792,560
	China 0.2%
	Lianhua Supermarket Holdings Co., Ltd. (Food & Staples Retailing)	226,630	221,504

	France 5.7%
	Alten, Ltd. (IT Services)	30,410	1,168,528
¤	Altran Technologies S.A. (IT Services) (a)	267,490	2,026,646
	Eurofins Scientific (Life Sciences Tools & Services)	5,420	968,481
	IPSOS (Media)	38,530	1,535,477
	JC Decaux S.A. (Media)	14,800	414,067
	Mersen (Electrical Equipment)	26,100	766,891
	Saft Groupe S.A. (Electrical Equipment)	28,046	758,952
	Societe BIC S.A. (Commercial Services & Supplies)	3,540	476,624
			8,115,666
	Germany 4.3%
	Deutsche Wohnen A.G. (Real Estate Management & Development)	49,986	962,411
	Deutz A.G. (Machinery) (a)	34,964	206,228
	GFK SE (Media)	16,250	940,600
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	34,475	852,179
	Krones A.G. (Machinery)	10,600	658,394
	KUKA A.G. (Machinery) (a)	17,100	663,814
¤	Morphosys A.G. (Life Sciences Tools & Services) (a)	44,300	1,876,698
			6,160,324
	Greece 0.3%
	Hellenic Exchanges S.A. (Diversified Financial Services)	64,830	446,293

	Hong Kong 1.0%
	Television Broadcasts, Ltd. (Media)	105,920	782,579
	Vitasoy International Holdings, Ltd. (Food Products)	677,930	714,172
			1,496,751
	Ireland 1.1%
	Smurfit Kappa Group PLC (Containers & Packaging)	118,030	1,638,671

	Isle of Man 1.5%
¤	Playtech, Ltd. (Software)	283,680	2,082,664

	Italy 7.0%
¤	Amplifon S.p.A. (Health Care Providers & Services)	357,700	1,909,715
	Astaldi S.p.A. (Construction & Engineering)	192,448	1,446,329
	Azimut Holding S.p.A (Capital Markets)	63,700	1,119,205
	Banca Generali S.p.A. (Capital Markets)	68,953	1,323,850
	Danieli & Co. S.p.A. (Machinery)	61,644	1,150,042
	Mediolanum S.p.A. (Insurance)	249,175	1,555,642
	Salvatore Ferragamo Italia S.p.A. (Textiles, Apparel & Luxury Goods)	26,980	689,808
	Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	6,749	921,878
			10,116,469
	Japan 16.4%
	Air Water, Inc. (Chemicals)	65,160	832,982
	Anritsu Corp. (Electronic Equipment & Instruments)	103,000	1,316,715
	Daicel Corp. (Chemicals)	168,000	1,173,952
	GMO Internet, Inc. (Internet Software & Services)	149,600	1,094,455
	Hitachi Zosen Corp. (Machinery)	254,500	406,332
	Horiba, Ltd. (Electronic Equipment & Instruments)	46,050	1,346,577
¤	JGC Corp. (Construction & Engineering)	66,750	1,889,833
	JSR Corp. (Chemicals)	94,000	1,856,460
	Kansai Paint Co., Ltd. (Chemicals)	79,440	883,487
	KYB Co., Ltd. (Auto Components)	181,000	738,291
	McDonald's Holdings Co. Japan, Ltd. (Hotels, Restaurants & Leisure)	23,981	615,489
	MISUMI Group, Inc. (Trading Companies & Distributors)	15,500	407,310
	Nabtesco Corp. (Machinery)	61,200	1,272,923
	NET One Systems Co., Ltd. (IT Services)	49,500	475,269
	Nifco, Inc. (Auto Components)	34,550	717,863
	Nihon Kohden Corp. (Health Care Equipment & Supplies)	18,800	597,644
	Nippon Shokubai Co., Ltd. (Chemicals)	109,000	1,053,704
	Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)	89,000	1,113,412
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	9,600	395,254
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	15,600	1,601,881
	Sundrug Co., Ltd. (Food & Staples Retailing)	30,300	1,139,833
	Sysmex Corp. (Health Care Equipment & Supplies)	33,400	1,594,303
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	40,900	794,787
	Toyo Tanso Co., Ltd. (Electrical Equipment)	12,400	300,355
			23,619,111
	Luxembourg 2.6%
	Az Electronic Materials S.A. (Chemicals)	186,450	1,102,997
	L'Occitane International S.A. (Specialty Retail)	288,950	868,109
	Subsea 7 S.A. (Energy Equipment & Services)	73,781	1,785,471
			3,756,577
	Mexico 1.1%
	Corporacion GEO S.A.B. de C.V. Series B (Household Durables) (a)	578,600	678,050
	Genomma Lab Internacional S.A.B. de C.V. Class B (Pharmaceuticals) (a)	120,170	274,467
	Grupo Aeroportuario Del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	48,300	576,959
			1,529,476
	Netherlands 2.9%
	Core Laboratories N.V. (Energy Equipment & Services)	4,040	515,666
	Delta Lloyd N.V. (Insurance)	57,790	1,136,991
	Fugro N.V. (Energy Equipment & Services)	15,289	926,597
	Imtech N.V. (Construction & Engineering)	60,300	1,592,067
			4,171,321
	Norway 1.2%
	Dolphin Group ASA (Energy Equipment & Services) (a)	122,468	163,428
	Petroleum Geo-Services ASA (Energy Equipment & Services)	64,610	1,146,041
	SpareBank 1 SR Bank ASA (Commercial Banks)	45,216	347,631
			1,657,100
	Philippines 0.2%
	Globe Telecom, Inc. (Wireless Telecommunication Services)	11,420	301,464

	Republic of Korea 2.0%
	BS Financial Group, Inc. (Commercial Banks)	92,350	1,221,241
	Daum Communications Corp. (Internet Software & Services) (a)	9,050	848,548
	LIG Insurance Co., Ltd. (Insurance)	33,090	776,408
			2,846,197
	Spain 0.9%
	Bolsas Y Mercados Espanoles S.A. (Diversified Financial Services)	45,700	1,280,433

	Switzerland 5.8%
	EFG International A.G. (Capital Markets) (a)	81,032	952,741
	GAM Holding, Ltd. A.G. (Capital Markets) (a)	100,400	1,654,854
	Helvetia Holding A.G. (Insurance)	2,400	979,726
	Kuoni Reisen Holding A.G. Registered (Hotels, Restaurants & Leisure) (a)	3,009	913,396
	Partners Group Holding A.G. (Capital Markets)	4,250	997,995
	Sulzer A.G. (Machinery)	9,650	1,518,466
	Temenos Group A.G. Registered (Software) (a)	64,414	1,316,522
			8,333,700
	Taiwan 1.4%
	TXC Corp. (Electronic Equipment & Instruments)	641,459	1,034,103
	WPG Holdings, Ltd. (Electronic Equipment & Instruments)	756,532	1,017,199
			2,051,302
	United Kingdom 21.5%
	Aberdeen Asset Management PLC (Capital Markets)	136,030	868,152
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	747,300	1,699,602
	Alent PLC (Chemicals) (a)	121,570	645,335
¤	Ashtead Group PLC (Trading Companies & Distributors)	427,980	3,081,645
¤	Babcock International Group PLC (Commercial Services & Supplies)	131,910	2,171,592
	Barratt Developments PLC (Household Durables) (a)	515,440	1,778,854
	Beazley PLC (Insurance)	256,437	746,311
	Bovis Homes Group PLC (Household Durables)	76,705	728,100
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	89,700	731,949
	Enquest PLC (Oil, Gas & Consumable Fuels) (a)	361,770	741,307
	Informa PLC (Media)	208,997	1,587,738
¤	Intermediate Capital Group PLC (Capital Markets)	372,640	2,089,801
	Intertek Group PLC (Professional Services)	12,050	594,170
	Jazztel PLC (Diversified Telecommunication Services) (a)	218,393	1,500,167
	Meggitt PLC (Aerospace & Defense)	164,140	1,132,418
	Micro Focus International PLC (Software)	99,823	966,539
	Millennium & Copthorne Hotels PLC (Hotels, Restaurants & Leisure)	153,830	1,327,221
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	148,387	661,546
¤	Premier Oil PLC (Oil, Gas & Consumable Fuels) (a)	375,530	2,225,722
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	189,750	1,133,353
	Rexam PLC (Containers & Packaging)	208,322	1,547,918
	SThree PLC (Professional Services)	111,644	592,291
	Vesuvius PLC (Machinery)	93,570	537,809
	Whitbread PLC (Hotels, Restaurants & Leisure)	44,750	1,824,019
			30,913,559
	Total Common Stocks (Cost $118,471,359)		137,974,210

	Preferred Stocks 2.2%
	Germany 2.1%
¤	ProSiebenSat.1 Media A.G. 4.66% (Media)	87,790	3,002,682

	United Kingdom 0.1%
	Rexam PLC (Materials) (a)(c)	240,080	171,345

	Total Preferred Stocks (Cost $1,999,291)		3,174,027
	Total Investments (Cost $120,470,650) (e)	98.2%	141,148,237
	Other Assets, Less Liabilities	1.8	2,531,526
	Net Assets	100.0%	$143,679,763

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Illiquid security. The total market value of this security as of January 31, 2013 is $1,442, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Fair valued security. The total market value of these securities as of January 31, 2013 is $886,385, which represents 0.6% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	As of January 31, 2013, cost is $123,893,455 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$24,183,539
Gross unrealized depreciation	(6,928,757)
Net unrealized appreciation	$17,254,782

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$137,259,170	$—	$715,040	$137,974,210
Preferred Stocks (c)	3,002,682	—	171,345	3,174,027
Total Investments in Securities	$140,261,852	$—	$886,385	$141,148,237

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,442, and $713,598 are securities listed under Bermuda in the Textiles, Apparel & Luxury Goods industry and Canada in the Independent Power Producers & Energy Traders industry, respectively, within the Common Stocks section of the Portfolio of Investments.
(c)	The Level 3 security valued at $171,345 is listed under United Kingdom in the Materials industry within the Preferred Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and January 31, 2013 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2013
Common Stocks
Bermuda	$1,444	$-	$-	$(2)	$-	$-	$-	$-	$1,442	$(2)
Canada	671,801	-	-	41,797	-	-	-	-	713,598	41,797
Preferred Stocks
United Kingdom	-	-	-	545	170,800				171,345	545
Total	$673,245	$-	$-	$42,340	$170,800	$-	$-	$-	$886,385	$42,340

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 98.5% †
	Aerospace & Defense 4.5%
¤	Boeing Co. (The)	143,820	$10,623,983
	Rockwell Collins, Inc.	97,110	5,717,837
	United Technologies Corp.	52,300	4,579,911
			20,921,731
	Auto Components 2.2%
	Dana Holding Corp.	296,630	4,769,810
	Visteon Corp. (a)	97,110	5,466,322
			10,236,132
	Beverages 1.8%
	PepsiCo., Inc.	117,450	8,556,233

	Building Products 1.8%
	Masco Corp.	451,620	8,305,292

	Capital Markets 4.2%
	Ameriprise Financial, Inc.	85,460	5,667,707
	BlackRock, Inc.	35,070	8,286,340
	TD Ameritrade Holding Corp.	285,590	5,537,590
			19,491,637
	Chemicals 5.1%
	E.I. du Pont de Nemours & Co.	151,720	7,199,114
	Ecolab, Inc.	80,962	5,861,649
¤	Praxair, Inc.	97,600	10,772,112
			23,832,875
	Commercial Banks 1.7%
	CIT Group, Inc. (a)	184,610	7,818,234

	Commercial Services & Supplies 0.6%
	Waste Connections, Inc.	76,827	2,767,309

	Computers & Peripherals 3.0%
¤	Apple, Inc.	30,394	13,838,692

	Consumer Finance 3.3%
	American Express Co.	148,157	8,713,113
	Capital One Financial Corp.	122,934	6,923,643
			15,636,756
	Containers & Packaging 1.4%
	Rock-Tenn Co. Class A	81,130	6,405,214

	Distributors 1.8%
	Genuine Parts Co.	126,900	8,633,007

	Diversified Financial Services 1.6%
	CME Group, Inc.	131,245	7,591,211

	Diversified Telecommunication Services 1.9%
	CenturyLink, Inc.	215,660	8,723,447

	Energy Equipment & Services 3.7%
	Cameron International Corp. (a)	119,923	7,592,325
	National Oilwell Varco, Inc.	130,485	9,674,158
			17,266,483
	Food & Staples Retailing 1.3%
	CVS Caremark Corp.	114,990	5,887,488

	Food Products 3.2%
¤	Ingredion, Inc.	149,517	9,878,588
	J.M. Smucker Co. (The)	56,166	4,977,993
			14,856,581
	Health Care Equipment & Supplies 1.4%
	Abbott Laboratories	194,550	6,591,354

	Health Care Providers & Services 7.0%
	Aetna, Inc.	183,550	8,852,616
¤	DaVita HealthCare Partners, Inc. (a)	91,690	10,581,943
	Laboratory Corporation of America Holdings (a)	53,403	4,779,568
	UnitedHealth Group, Inc.	154,660	8,538,779
			32,752,906
	Hotels, Restaurants & Leisure 2.8%
	International Game Technology	305,000	4,687,850
	McDonald's Corp.	87,950	8,380,755
			13,068,605
	Insurance 2.0%
	American International Group, Inc. (a)	64,280	2,431,713
	Marsh & McLennan Cos., Inc.	195,340	6,930,663
			9,362,376
	IT Services 4.9%
	Cognizant Technology Solutions Corp. Class A (a)	92,440	7,226,959
	Fidelity National Information Services, Inc.	135,460	5,026,921
¤	Visa, Inc. Class A	67,508	10,660,188
			22,914,068
	Life Sciences Tools & Services 3.2%
	Agilent Technologies, Inc.	214,245	9,593,891
	Thermo Fisher Scientific, Inc.	76,150	5,493,461
			15,087,352
	Machinery 4.0%
	AGCO Corp. (a)	74,523	3,949,719
	Deere & Co.	9,592	902,224
	Ingersoll-Rand PLC	148,150	7,613,428
	Wabtec Corp.	67,952	6,361,666
			18,827,037
	Media 4.1%
	Comcast Corp. Class A	243,390	8,939,715
¤	Time Warner, Inc.	207,120	10,463,702
			19,403,417
	Multi-Utilities 2.6%
	Vectren Corp.	150,780	4,758,617
	Wisconsin Energy Corp.	183,820	7,248,022
			12,006,639
	Multiline Retail 1.8%
	Kohl's Corp.	178,900	8,281,281

	Oil, Gas & Consumable Fuels 6.0%
	Devon Energy Corp.	125,500	7,177,345
¤	ExxonMobil Corp.	128,900	11,597,133
	Occidental Petroleum Corp.	104,877	9,257,493
			28,031,971
	Pharmaceuticals 3.4%
	AbbVie, Inc.	194,550	7,138,039
	Endo Health Solutions, Inc. (a)	273,660	8,664,076
			15,802,115
	Real Estate Investment Trusts 0.9%
	Ventas, Inc.	62,970	4,174,281

	Semiconductors & Semiconductor Equipment 1.9%
	Texas Instruments, Inc.	276,608	9,150,193

	Software 6.3%
	Electronic Arts, Inc. (a)	259,380	4,080,047
¤	Microsoft Corp.	549,170	15,085,700
¤	Oracle Corp.	297,400	10,560,674
			29,726,421
	Specialty Retail 3.1%
	Staples, Inc.	414,700	5,590,156
	TJX Cos., Inc.	202,750	9,160,245
			14,750,401
	Total Common Stocks (Cost $380,598,482)		460,698,739

		Principal Amount	Value
	Short-Term Investment 3.1%
	Repurchase Agreement 3.1%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $14,585,541 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $14,975,000 and a Market Value of $14,881,182)	$14,585,537	14,585,537

	Total Short-Term Investment (Cost $14,585,537)		14,585,537
	Total Investments (Cost $395,184,019) (b)	101.6%	475,284,276
	Other Assets, Less Liabilities	(1.6)	(7,452,933)
	Net Assets	100.0%	$467,831,343

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2013, cost is $396,025,366 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$85,662,732
Gross unrealized depreciation	(6,403,822)
Net unrealized appreciation	$79,258,910

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$460,698,739	$—	$—	$460,698,739
Short-Term Investment
Repurchase Agreement	—	14,585,537	—	14,585,537
Total Investments in Securities	$460,698,739	$14,585,537	$—	$475,284,276

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 98.9% †
	Aerospace & Defense 6.8%
	Boeing Co. (The)	1,475	$108,958
	General Dynamics Corp.	2,120	140,556
	Honeywell International, Inc.	3,100	211,544
	Lockheed Martin Corp.	2,580	224,125
	Raytheon Co.	4,530	238,641
	United Technologies Corp.	1,790	156,750
			1,080,574
	Air Freight & Logistics 0.5%
	United Parcel Service, Inc. Class B	1,080	85,633

	Beverages 3.4%
	Coca-Cola Co. (The)	4,330	161,249
	Coca-Cola Enterprises, Inc.	4,200	146,454
	Molson Coors Brewing Co. Class B	3,370	152,257
	PepsiCo., Inc.	1,170	85,234
			545,194
	Capital Markets 1.5%
	BlackRock, Inc.	595	140,587
	Waddell & Reed Financial, Inc. Class A	2,460	97,662
			238,249
	Chemicals 2.4%
	E.I. du Pont de Nemours & Co.	2,575	122,184
	PPG Industries, Inc.	1,220	168,201
	RPM International, Inc.	2,920	91,133
			381,518
	Commercial Banks 1.5%
	Bank of Hawaii Corp.	1,910	91,852
	M&T Bank Corp.	1,380	141,712
			233,564
	Commercial Services & Supplies 4.2%
	Deluxe Corp.	4,530	166,659
	R.R. Donnelley & Sons Co.	8,850	81,420
	Republic Services, Inc.	4,980	158,812
¤	Waste Management, Inc.	7,430	270,303
			677,194
	Computers & Peripherals 2.2%
	Diebold, Inc.	3,735	109,959
	Seagate Technology PLC	7,090	240,918
			350,877
	Containers & Packaging 0.5%
	Bemis Co., Inc.	2,295	81,886

	Distributors 1.0%
	Genuine Parts Co.	2,330	158,510

	Diversified Financial Services 1.0%
	CME Group, Inc.	2,793	161,547

	Diversified Telecommunication Services 3.9%
	AT&T, Inc.	5,560	193,432
	CenturyLink, Inc.	5,895	238,453
	Verizon Communications, Inc.	4,300	187,523
			619,408
	Electric Utilities 6.1%
	Duke Energy Corp.	3,560	244,714
	Entergy Corp.	1,310	84,626
	Northeast Utilities	4,208	171,392
	PPL Corp.	6,820	206,578
	Southern Co. (The)	3,360	148,613
	Westar Energy, Inc.	4,000	120,280
			976,203
	Electrical Equipment 2.9%
	Eaton Corp.	3,660	208,437
¤	Emerson Electric Co.	4,370	250,182
			458,619
	Energy Equipment & Services 1.6%
¤	Diamond Offshore Drilling, Inc.	3,429	257,484

	Food & Staples Retailing 1.1%
	Wal-Mart Stores, Inc.	2,420	169,279

	Food Products 4.7%
	Campbell Soup Co.	4,680	171,803
	H.J. Heinz Co.	2,860	173,402
	Hershey Co. (The)	2,460	195,447
	Kraft Foods Group, Inc.	4,365	201,750
			742,402
	Gas Utilities 1.8%
	ONEOK, Inc.	3,690	173,467
	WGL Holdings, Inc.	2,700	113,211
			286,678
	Health Care Equipment & Supplies 1.1%
	Medtronic, Inc.	3,790	176,614

	Hotels, Restaurants & Leisure 1.0%
	McDonald's Corp.	1,710	162,946

	Household Products 3.3%
	Colgate-Palmolive Co.	815	87,506
¤	Kimberly-Clark Corp.	3,130	280,166
	Procter & Gamble Co. (The)	2,160	162,346
			530,018
	Industrial Conglomerates 1.4%
	3M Co.	2,150	216,183

	Insurance 2.9%
	Arthur J. Gallagher & Co.	6,420	237,219
	Marsh & McLennan Cos., Inc.	3,570	126,664
	Travelers Cos., Inc. (The)	1,240	97,290
			461,173
	IT Services 2.4%
	Automatic Data Processing, Inc.	3,320	196,843
	Paychex, Inc.	5,750	187,622
			384,465
	Leisure Equipment & Products 1.6%
¤	Mattel, Inc.	6,870	258,518

	Machinery 0.6%
	Deere & Co.	968	91,050

	Media 3.2%
	Comcast Corp. Class A	5,395	198,158
	Regal Entertainment Group Class A	7,570	113,020
	Time Warner, Inc.	3,959	200,009
			511,187
	Multi-Utilities 8.2%
	CMS Energy Corp.	6,890	177,073
	Dominion Resources, Inc.	2,960	160,165
	Integrys Energy Group, Inc.	2,760	150,944
	NiSource, Inc.	8,140	220,024
	SCANA Corp.	2,500	117,025
	TECO Energy, Inc.	6,280	111,596
	Vectren Corp.	3,880	122,453
¤	Wisconsin Energy Corp.	6,490	255,901
			1,315,181
	Oil, Gas & Consumable Fuels 6.0%
	Chevron Corp.	710	81,757
	ConocoPhillips	3,030	175,740
	Enterprise Products Partners, L.P.	2,180	123,541
	ExxonMobil Corp.	885	79,623
	Kinder Morgan Energy Partners, L.P.	1,510	134,239
	MarkWest Energy Partners, L.P.	1,910	105,470
	ONEOK Partners, L.P.	2,180	129,928
	Spectra Energy Corp.	4,840	134,455
			964,753
	Pharmaceuticals 6.3%
¤	AbbVie, Inc.	7,765	284,898
	Bristol-Myers Squibb Co.	5,820	210,335
¤	Johnson & Johnson	3,460	255,763
¤	Merck & Co., Inc.	5,860	253,445
			1,004,441
	Real Estate Investment Trusts 1.4%
	Health Care REIT, Inc. (a)	2,200	138,248
	Ventas, Inc.	1,280	84,851
			223,099
	Semiconductors & Semiconductor Equipment 3.4%
	Intel Corp.	4,080	85,843
	KLA-Tencor Corp.	3,230	177,359
	Linear Technology Corp.	2,220	81,297
	Microchip Technology, Inc.	5,820	194,679
			539,178
	Software 2.0%
	Microsoft Corp.	4,940	135,702
	Oracle Corp.	5,310	188,558
			324,260
	Specialty Retail 1.0%
	Home Depot, Inc. (The)	2,450	163,954

	Tobacco 6.0%
¤	Altria Group, Inc.	8,890	299,415
	Lorillard, Inc.	4,530	176,987
	Philip Morris International, Inc.	2,730	240,677
	Reynolds American, Inc.	5,510	242,330
			959,409
	Total Investments (Cost $14,968,426) (b)	98.9%	15,791,248
	Other Assets, Less Liabilities	1.1	176,518
	Net Assets	100.0%	$15,967,766

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	REIT - Real Estate Investment Trust.
(b)	As of January 31, 2013, cost is $14,961,570 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$987,627
Gross unrealized depreciation	(157,949)
Net unrealized appreciation	$829,678

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$15,791,248	$—	$—	$15,791,248
Total Investments in Securities	$15,791,248	$—	$—	$15,791,248

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 91.9%†
	Corporate Bonds 10.6%
	Aerospace & Defense 1.1%
	Oshkosh Corp. 8.25%, due 3/1/17	$3,400,000	$3,731,500
	Silver II Borrower / Silver II U.S. Holdings LLC 7.75%, due 12/15/20 (a)	600,000	628,500
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	865,000	919,062
	TransDigm, Inc.
	5.50%, due 10/15/20 (a)	2,100,000	2,189,250
	7.75%, due 12/15/18	5,000,000	5,556,250
			13,024,562
	Automobile 0.1%
	Dana Holding Corp. 6.50%, due 2/15/19	800,000	856,000

	Beverage, Food & Tobacco 0.4%
	Constellation Brands, Inc. 6.00%, due 5/1/22	1,800,000	2,025,000
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	2,500,000	2,612,500
			4,637,500
	Broadcasting & Entertainment 1.1%
	Cinemark USA, Inc. 5.125%, due 12/15/22 (a)	1,200,000	1,215,000
	National CineMedia LLC 6.00%, due 4/15/22	2,785,000	2,972,987
	Scientific Games International, Inc. 6.25%, due 9/1/20 (a)	3,000,000	3,120,000
	Sinclair Television Group, Inc. 8.375%, due 10/15/18	5,000,000	5,562,500
			12,870,487
	Buildings & Real Estate 0.5%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	1,700,000	1,874,250
	6.875%, due 8/15/18 (a)	2,400,000	2,592,000
	CBRE Services, Inc. 6.625%, due 10/15/20	800,000	874,000
			5,340,250
	Chemicals, Plastics & Rubber 0.8%
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	3,500,000	3,535,000
	Huntsman International LLC 5.50%, due 6/30/16	667,000	670,668
	Ineos Finance PLC 8.375%, due 2/15/19 (a)	2,000,000	2,190,000
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	500,000	517,500
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	3,000,000	2,895,000
			9,808,168
	Commercial Services 0.1%
	United Rentals North America, Inc. 5.75%, due 7/15/18	1,200,000	1,290,000

	Containers, Packaging & Glass 1.3%
	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
	4.875%, due 11/15/22 (a)	390,000	388,050
	7.00%, due 11/15/20 (a)	3,130,000	3,153,475
	Ball Corp. 5.00%, due 3/15/22	2,250,000	2,385,000
	Berry Plastics Corp.
	4.183%, due 9/15/14 (b)	1,500,000	1,501,875
	9.50%, due 5/15/18	3,000,000	3,352,500
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,566,000
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	1,100,000	1,201,750
	Sealed Air Corp. 6.50%, due 12/1/20 (a)	1,764,000	1,949,220
			15,497,870
	Diversified Natural Resources, Precious Metals & Minerals 0.1%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	1,300,000	1,439,750

	Diversified/Conglomerate Service 0.3%
	Fidelity National Information Services, Inc. 7.625%, due 7/15/17	900,000	972,000
	Geo Group, Inc. (The) 7.75%, due 10/15/17	2,000,000	2,150,000
			3,122,000
	Forest Products & Paper 0.2%
	Sappi Papier Holding GmbH 6.625%, due 4/15/21 (a)	2,500,000	2,625,000

	Healthcare, Education & Childcare 0.1%
¤	Grifols, Inc. 8.25%, due 2/1/18	1,385,000	1,520,038

	Home Furnishings 0.1%
	Tempur-Pedic International, Inc. 6.875%, due 12/15/20 (a)	500,000	531,250

	Leisure, Amusement, Motion Pictures & Entertainment 0.6%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	6,000,000	6,810,000

	Machinery 1.0%
	Bombardier, Inc. 4.25%, due 1/15/16 (a)	2,000,000	2,060,000
	SPX Corp. 6.875%, due 9/1/17	6,000,000	6,705,000
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 8.75%, due 2/1/19 (a)	2,900,000	2,871,000
			11,636,000
	Mining, Steel, Iron & Non-Precious Metals 0.5%
	FMG Resources August 2006 Pty, Ltd.
	6.00%, due 4/1/17 (a)	2,000,000	2,055,000
	6.375%, due 2/1/16 (a)	4,000,000	4,120,000
			6,175,000
	Oil & Gas 1.0%
	Basic Energy Services, Inc. 7.75%, due 10/15/22	3,000,000	2,947,500
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,462,000	1,684,955
	Forest Oil Corp. 7.25%, due 6/15/19	3,000,000	3,007,500
	Inergy Midstream, L.P. / NRGM Finance Corp. 6.00%, due 12/15/20 (a)	1,800,000	1,858,500
	Oil States International, Inc. 5.125%, due 1/15/23 (a)	2,400,000	2,430,000
			11,928,455
	Software 0.4%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	4,235,000	4,351,463

	Telecommunications 0.9%
	Crown Castle International Corp. 5.25%, due 1/15/23 (a)	3,000,000	3,150,000
	GCI, Inc. 6.75%, due 6/1/21	1,750,000	1,697,500
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	5,000,000	5,300,000
			10,147,500
	Total Corporate Bonds (Cost $116,923,144)		123,611,293

	Floating Rate Loans 77.6% (c)
	Aerospace & Defense 2.9%
	Aeroflex, Inc. Term Loan B 5.75%, due 5/9/18	5,687,379	5,747,808
	Booz Allen Hamilton, Inc. New Term Loan B 4.50%, due 7/31/19 (d)	6,483,650	6,556,591
	SI Organization, Inc. (The) New Term Loan B 4.50%, due 11/22/16	7,497,000	7,497,000
	Six3 Systems, Inc. Term Loan B 7.00%, due 10/4/19 (d)	3,200,000	3,192,800
	Spirit Aerosystems, Inc. Term Loan B 3.75%, due 4/18/19	4,446,400	4,468,632
	Transdigm, Inc. New Term Loan B 4.00%, due 2/14/17	6,258,720	6,308,790
			33,771,621
	Automobile 5.4%
	Allison Transmission, Inc. Extended Term Loan B2 3.71%, due 8/7/17	8,705,626	8,749,154
	Capital Automotive, L.P. New Term Loan B 5.25%, due 3/10/17	8,974,365	9,024,846
	Chrysler Group LLC Term Loan B 6.00%, due 5/24/17	6,885,113	7,027,118
	Federal-Mogul Corp.
	Term Loan C 2.139%, due 12/28/15	3,551,987	3,367,728
	Term Loan B 2.146%, due 12/29/14	2,211,894	2,097,152
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	9,000,000	9,104,463
	HHI Holdings LLC 1st Lien Term Loan 6.003%, due 10/3/18	4,500,000	4,573,125
	KAR Auction Services, Inc. Term Loan B 5.00%, due 5/19/17	5,141,306	5,196,961
	Key Safety Systems, Inc. 1st Lien Term Loan 2.453%, due 3/8/14	1,942,313	1,922,890
	Metaldyne Co. LLC New Term Loan B 6.00%, due 12/18/18	6,250,000	6,324,219
	Tomkins LLC New Term Loan B 4.25%, due 9/29/16	5,413,854	5,451,751
			62,839,407
	Beverage, Food & Tobacco 2.1%
	American Seafoods Group LLC New Term Loan B 4.25%, due 3/16/18 (d)	2,624,116	2,571,633
	Del Monte Foods Co. Term Loan 4.50%, due 3/8/18	6,895,858	6,917,408
	Dole Food Co., Inc. Term Loan B2 5.033%, due 7/6/18	3,197,667	3,204,772
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	8,369,860	8,484,946
	Pinnacle Foods Finance LLC Term Loan E 4.75%, due 10/17/18	3,034,140	3,056,896
			24,235,655
	Broadcasting & Entertainment 5.1%
	BBHI Acquisition LLC Term Loan B 4.50%, due 12/14/17	7,840,000	7,898,722
	Cequel Communications LLC Term Loan B 4.00%, due 2/14/19	5,359,500	5,399,696
	Charter Communications Operating LLC Extended Term Loan C 3.46%, due 9/6/16	278,875	281,365
	CSC Holdings, Inc. Incremental B-2 Term Loan 1.952%, due 3/29/16	3,448,968	3,466,213
	Cumulus Media Holdings, Inc. First Lien Term Loan 4.50%, due 9/17/18	6,594,825	6,636,043
	Foxco Acquisition Sub LLC New Term Loan B 5.50%, due 7/14/17	1,995,000	2,022,431
	Hubbard Radio LLC
	Term Loan B 5.25%, due 4/28/17	2,055,944	2,066,224
	2nd Lien Term Loan 8.75%, due 4/30/18	1,400,000	1,424,500
	Mediacom Broadband LLC Term Loan F 4.50%, due 10/23/17	1,911,000	1,920,555
	Univision Communications, Inc. Extended Term Loan 4.452%, due 3/31/17	9,209,947	9,232,926
	Weather Channel New Term Loan B 4.25%, due 2/13/17	9,586,174	9,686,733
	WideOpenWest Finance LLC New 1st Lien Term Loan 6.25%, due 7/17/18	9,950,000	10,053,182
			60,088,590
	Buildings & Real Estate 2.6%
	Armstrong World Industries, Inc. New Term Loan B 4.00%, due 3/9/18	8,638,811	8,718,720
	CB Richard Ellis Services, Inc. Term Loan D 3.705%, due 9/4/19	7,675,594	7,689,986
	CPG International, Inc. Term Loan 5.75%, due 9/18/19	5,236,875	5,272,879
	Realogy Corp. Letter of Credit 3.228%, due 10/10/13	225,390	217,501
	Wilsonart International Holdings LLC Term Loan B 5.50%, due 10/31/19 (d)	7,866,700	7,974,867
			29,873,953
	Cargo Transport 0.5%
	Swift Transportation Co., Inc. New Term Loan B2 5.00%, due 12/21/17	6,204,490	6,266,535

	Chemicals, Plastics & Rubber 1.7%
	General Chemical Corp. New Term Loan 5.002%, due 10/6/15	5,772,335	5,786,766
	Ineos US Finance LLC 6 Year Term Loan 6.50%, due 5/4/18	4,962,500	5,071,025
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	9,379,541	9,451,351
			20,309,142
	Containers, Packaging & Glass 1.0%
	Berry Plastics Holding Corp. Term Loan C 2.202%, due 4/3/15	989,501	988,951
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.75%, due 9/28/18	10,088,213	10,225,666
			11,214,617
	Diversified/Conglomerate Manufacturing 1.1%
	Colfax Corp. Term Loan B 4.50%, due 1/11/19	9,284,972	9,319,790
	Sensus USA, Inc.
	1st Lien Term Loan 4.75%, due 5/9/17	2,063,250	2,067,548
	2nd Lien Term Loan 8.50%, due 5/9/18	800,000	804,000
	Terex Corp. REFI Term Loan B 4.50%, due 4/28/17	1,185,030	1,196,880
			13,388,218
	Diversified/Conglomerate Service 6.3%
	Acosta, Inc. Term Loan D 5.00%, due 3/2/18	6,688,842	6,764,091
	Advantage Sales & Marketing, Inc.
	Term Loan B 5.25%, due 12/18/17	5,360,340	5,405,903
	2nd Lien Term Loan 9.25%, due 6/18/18	1,800,000	1,812,375
	Brickman Group Holdings, Inc. New Term Loan B 5.50%, due 10/14/16	6,702,996	6,770,026
	Brock Holdings III, Inc.
	New Term Loan B 6.00%, due 3/16/17	5,155,711	5,194,379
	New 2nd Lien Term Loan 10.00%, due 3/16/18	1,350,000	1,358,438
	CCC Information Services, Inc. Term Loan 5.25%, due 12/25/19	1,500,000	1,520,625
	CompuCom Systems, Inc. New Term Loan 6.50%, due 10/4/18	3,000,000	3,026,250
	Dealer Computer Services, Inc. New Term Loan B 3.75%, due 4/20/18	4,825,857	4,848,481
	Emdeon, Inc. Term Loan B1 5.00%, due 11/2/18	3,470,028	3,522,079
¤	First Data Corp.
	Extended 2017 US Term Loan 5.205%, due 3/24/17	4,670,416	4,671,144
	2018 Add-on Term Loan 5.205%, due 9/24/18	3,000,000	2,998,749
	Genesys Telecom Holdings U.S., Inc. Term Loan B 6.75%, due 1/31/19	4,548,925	4,577,356
	ServiceMaster Co. Extended Term Loan 4.46%, due 1/31/17	7,228,051	7,264,191
	Sophia, L.P. Term Loan B 6.25%, due 7/19/18	1,163,093	1,168,909
	SunGard Data Systems, Inc.
	Term Loan B 3.859%, due 2/26/16	2,698,445	2,722,901
	Term Loan C 3.958%, due 2/28/17	4,124,637	4,157,254
	Travelport LLC Extended Delayed Draw Term Loan 5.056%, due 8/21/15	1,240,431	1,213,039
	Verint Systems, Inc. Term Loan 4.50%, due 10/27/17	5,104,331	5,131,450
			74,127,640
	Ecological 1.1%
¤	ADS Waste Holdings, Inc. Term Loan B 5.25%, due 10/9/19	10,250,000	10,333,281
	Synagro Technologies, Inc.
	Term Loan B 2.308%, due 4/2/14	850,204	784,313
	2nd Lien Term Loan 5.055%, due 10/2/14	750,000	150,000
	WCA Waste Systems, Inc. Term Loan B 5.50%, due 3/22/18	992,500	999,944
			12,267,538
	Electronics 2.6%
	Blue Coat Systems, Inc. Term Loan 5.75%, due 2/15/18	4,482,487	4,538,519
	Eagle Parent, Inc. New Term Loan 5.00%, due 5/16/18	4,952,318	4,986,365
	EIG Investors Corp. New 1st Lien Term Loan 6.25%, due 11/8/19	3,500,000	3,526,250
	Rovi Solutions Corp. Term Loan B2 4.00%, due 3/29/19	9,379,603	9,414,776
	Sensata Technologies Finance Co. LLC Term Loan 3.75%, due 5/11/18	8,085,138	8,167,671
			30,633,581
	Finance 2.3%
	Avis Budget Car Rental LLC Term Loan C 4.25%, due 3/15/19	5,955,022	6,005,889
	Harbourvest Partners LLC Term Loan B 4.75%, due 11/21/17	4,755,536	4,779,313
¤	Hertz Corp. (The)
	New Synthetic LC 3.75%, due 3/9/18	5,250,000	5,295,938
	Term Loan B 3.75%, due 3/9/18	6,647,367	6,696,033
	Safe Guard Products International LLC Term Loan 7.25%, due 12/21/18	3,500,000	3,500,000
			26,277,173
	Grocery 0.4%
	Roundy's Supermarkets, Inc. Term Loan B 5.75%, due 2/13/19	4,764,000	4,543,665

	Healthcare, Education & Childcare 12.3%
¤	Bausch & Lomb, Inc. Term Loan B 5.25%, due 5/17/19	14,477,250	14,631,071
	Biomet, Inc. Extended Term Loan B 4.004%, due 7/25/17	7,795,106	7,873,002
	Community Health Systems, Inc. Extended Term Loan 3.811%, due 1/25/17	7,772,777	7,838,014
¤	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	10,255,528	10,364,493
	Emergency Medical Services Corp. Term Loan 5.25%, due 5/25/18	6,301,267	6,313,870
	Gentiva Health Services, Inc. New Term Loan B 6.50%, due 8/17/16	4,995,004	5,032,467
¤	Grifols, Inc. New Term Loan B 4.25%, due 6/1/17	8,784,147	8,834,655
	HCA, Inc.
	Extended Term Loan B3 3.452%, due 5/1/18	5,816,658	5,856,089
	Extended Term Loan B2 3.561%, due 3/31/17	654,681	659,040
	Health Management Associates, Inc. New Term Loan B 4.50%, due 11/16/18	8,174,944	8,249,033
	Hologic, Inc. Term Loan B 4.50%, due 8/1/19	6,293,375	6,372,042
	Iasis Healthcare LLC Term Loan 5.00%, due 5/3/18	4,716,000	4,752,846
	IMS Health, Inc. New Term Loan B 4.50%, due 8/25/17	1,595,928	1,603,908
	Kinetic Concepts, Inc. Term Loan C1 5.50%, due 5/4/18	4,455,000	4,520,711
	Par Pharmaceutical Cos., Inc. Term Loan B 5.00%, due 9/30/19	2,244,375	2,271,027
	Pharmaceutical Product Development, Inc. Term Loan B 6.25%, due 12/5/18	6,442,444	6,522,974
	Quintiles Transnational Corp. New Term Loan B 4.50%, due 6/8/18	8,471,801	8,563,576
	RPI Finance Trust New Term Loan Tranche 2 3.50%, due 5/9/18	9,276,177	9,384,244
	Rural / Metro Corp. Term Loan 5.75%, due 6/29/18	4,728,000	4,739,820
	Select Medical Corp.
	New Term Loan B 5.50%, due 6/1/18	4,432,500	4,484,214
	Incremental Term Loan B 5.50%, due 6/1/18	1,492,500	1,499,963
	Universal Health Services, Inc. New Term Loan B 3.75%, due 11/15/16	3,921,902	3,935,209
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	6,323,468	6,372,791
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18	667,665	673,646
	Warner Chilcott Corp.
	Incremental Term Loan B1 4.25%, due 3/15/18	820,157	827,503
	New Term Loan B1 4.25%, due 3/15/18	2,159,608	2,178,954
			144,355,162
	Hotels, Motels, Inns & Gaming 2.5%
	Ameristar Casinos, Inc. Term Loan B 4.00%, due 4/16/18	6,245,575	6,286,521
	Caesars Entertainment Operating Co., Inc. Extended Term Loan B5 TBD, due 1/26/18 (d)(e)	4,800,000	4,377,000
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 2.76%, due 11/23/16	977,707	981,832
	Extended Term Loan B 2.76%, due 11/23/16	3,590,524	3,605,673
	MGM Resorts International Term Loan B 4.25%, due 12/20/19	4,571,400	4,639,020
	Penn National Gaming, Inc. New Term Loan B 3.75%, due 7/16/18	3,267,885	3,281,653
	Scientific Games International, Inc. Term Loan B1 3.21%, due 6/30/15	988,905	990,141
	Station Casinos, Inc. Term Loan B 5.50%, due 9/27/19	5,236,875	5,308,882
			29,470,722
	Insurance 1.7%
	Asurion LLC
	New 1st Lien Term Loan 5.50%, due 5/24/18	8,376,136	8,455,668
	New 2nd Lien Term Loan 9.00%, due 5/24/19	951,911	977,940
	Hub International, Ltd.
	2017 Extended Term Loan 4.702%, due 6/13/17	2,520,900	2,543,588
	Extended Incremental Term Loan 6.75%, due 12/13/17	1,950,000	1,966,657
	Multiplan, Inc. New Term Loan B 4.75%, due 8/26/17	6,325,935	6,343,730
			20,287,583
	Leisure, Amusement, Motion Pictures & Entertainment 2.8%
	AMC Entertainment, Inc.
	Extended Term Loan B2 4.25%, due 12/15/16	989,362	998,018
	Term Loan B3 4.75%, due 2/22/18	2,103,750	2,124,131
	Cedar Fair, L.P. New Term Loan B 4.00%, due 12/15/17	7,955,369	8,040,889
	Regal Cinemas, Inc. Term Loan B 3.235%, due 8/23/17	6,806,100	6,847,222
	SeaWorld Parks & Entertainment, Inc. Term Loan B 4.00%, due 8/17/17	9,306,972	9,370,902
	Travelport LLC Extended Dollar Term Loan 5.056%, due 8/21/15	5,559,569	5,436,797
			32,817,959
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.2%
	Alliance Laundry Systems LLC
	1st Lien Term Loan 5.50%, due 12/10/18	1,050,000	1,065,750
	2nd Lien Term Loan 9.50%, due 12/10/19	1,875,000	1,912,500
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	2,992,500	3,007,462
	2nd Lien Term Loan 10.25%, due 2/28/18	1,093,700	1,101,903
	Generac Power Systems, Inc. New Term Loan B 6.25%, due 5/30/18	5,572,000	5,692,728
	Hamilton Sundstrand Industrial 1st Lien Term Loan 5.00%, due 12/13/19	5,700,000	5,754,150
	Manitowoc Co., Inc. (The) New Term Loan B 4.25%, due 11/13/17	245,167	247,823
	Rexnord Corp. REFI Term Loan B 4.50%, due 4/2/18	7,109,015	7,169,442
			25,951,758
	Mining, Steel, Iron & Non-Precious Metals 2.5%
	Arch Coal, Inc. Term Loan B 5.75%, due 5/16/18	3,980,004	4,081,637
	Boomerang Tube LLC Term Loan 11.00%, due 10/2/17 (d)	5,925,000	5,954,625
	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17	7,749,777	7,846,649
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	3,315,988	3,355,366
	McJunkin Red Man Corp. New Term Loan B 6.25%, due 10/20/19 (d)	2,127,967	2,143,927
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	242,672	240,245
	Walter Energy, Inc. Term Loan B 5.75%, due 4/2/18	5,799,963	5,843,462
			29,465,911
	Oil & Gas 2.1%
	Chesapeake Energy Corp. New Term Loan 5.75%, due 12/1/17	7,366,700	7,544,289
	Energy Transfer Equity, L.P. New Term Loan B 3.75%, due 3/24/17	8,000,000	8,064,448
	Frac Tech International LLC Term Loan B 8.50%, due 5/6/16	5,147,089	4,480,114
	Samson Investment Co. 2nd Lien Term Loan 6.00%, due 9/25/18	4,500,000	4,548,748
			24,637,599
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.8%
	ACCO Brands Corp. New Term Loan B 4.25%, due 4/30/19	2,904,444	2,935,304
	Prestige Brands, Inc. Term Loan 5.282%, due 1/31/19	368,195	371,186
	Serta Simmons Holdings LLC Term Loan 5.00%, due 10/1/19	5,500,000	5,561,875
	SRAM LLC
	New Term Loan B 4.757%, due 6/7/18	3,626,926	3,654,128
	2nd Lien Term Loan 8.50%, due 12/7/18	1,400,000	1,419,250
	Visant Holding Corp. Term Loan B 5.25%, due 12/22/16	6,957,540	6,676,337
			20,618,080
	Personal, Food & Miscellaneous Services 0.6%
	Aramark Corp.
	Extended Term Loan B 3.452%, due 7/26/16	6,293,323	6,350,360
	Extended Letter of Credit 3.459%, due 7/26/16	414,866	418,626
	New Extended LC-3 Facility 3.459%, due 7/26/16	70,436	71,023
	Extended Term Loan C 3.523%, due 7/26/16	48,249	48,651
			6,888,660
	Printing & Publishing 2.1%
	Dex Media East LLC New Term Loan 2.744%, due 10/24/14	1,045,131	755,978
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	9,000,000	9,101,250
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	371,260	373,271
	MediaNews Group New Term Loan 8.50%, due 3/19/14	198,134	191,695
	Nielsen Finance LLC
	Class A Term Loan 2.208%, due 8/9/13	31,020	31,059
	Class C Term Loan 3.458%, due 5/2/16	7,266,169	7,313,093
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (d)(f)	3,409,176	3,208,887
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	1,940,930	1,379,677
	SNL Financial LC New Term Loan B 5.50%, due 10/23/18	2,000,000	2,006,250
			24,361,160
	Retail Store 4.5%
	BJ's Wholesale Club, Inc. New 1st Lien Term Loan 5.75%, due 9/26/19	6,483,750	6,584,611
	Collective Brands Finance, Inc. Term Loan 7.25%, due 10/9/19 (d)	2,094,750	2,121,808
	Harbor Freight Tools USA, Inc. Term Loan B 5.50%, due 11/14/17	4,311,634	4,367,685
	Leslie's Poolmart, Inc. New Term Loan B 5.198%, due 10/16/19	3,534,120	3,569,461
	NBTY, Inc. Term Loan B1 4.25%, due 10/2/17	3,790,286	3,840,625
	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.75%, due 5/16/18	5,722,181	5,746,500
	Party City Holdings, Inc. New Term Loan B 5.75%, due 7/26/19	6,733,125	6,806,065
	Petco Animal Supplies, Inc. New Term Loan 4.50%, due 11/24/17	6,529,177	6,540,061
	Pilot Travel Centers LLC
	REFI Term Loan B 3.75%, due 3/30/18	4,066,254	4,109,459
	Term Loan B2 4.25%, due 8/7/19	3,990,000	4,037,381
	Yankee Candle Co., Inc. (The) New Term Loan B 5.25%, due 4/2/19	4,517,455	4,556,174
			52,279,830
	Telecommunications 3.0%
	Crown Castle International Corp. Term Loan B 4.00%, due 1/31/19	6,019,200	6,066,854
	Level 3 Financing, Inc.
	2016 Term Loan B 4.75%, due 2/1/16	2,693,250	2,723,549
	2019 Term Loan B 5.25%, due 8/1/19	4,800,000	4,850,400
	MetroPCS Wireless, Inc.
	Incremental Term Loan B3 4.00%, due 3/16/18	1,979,832	1,986,549
	Tranche B2 4.071%, due 11/3/16	2,985,347	2,998,673
	Syniverse Holdings, Inc. New Term Loan 5.00%, due 4/23/19	6,192,880	6,239,327
¤	Telesat LLC Term Loan B 4.25%, due 3/28/19	10,547,000	10,635,996
			35,501,348
	Utilities 4.4%
	AES Corp. New Term Loan 4.25%, due 6/1/18	6,555,395	6,628,121
¤	Calpine Corp.
	New Term Loan 4.50%, due 4/2/18	3,962,198	3,999,343
	Term Loan B2 4.50%, due 4/2/18	7,904,786	7,979,439
	Covanta Energy Corp. New Term Loan 4.00%, due 3/28/19	2,679,750	2,716,597
	Equipower Resources Holdings LLC
	REFI Term Loan B 5.50%, due 12/21/18	3,184,086	3,203,987
	2nd Lien Term Loan 10.00%, due 6/21/19	900,000	918,000
	Essential Power LLC Term Loan B 5.50%, due 8/8/19	3,463,566	3,506,861
¤	LSP Madison Funding LLC Term Loan 5.834%, due 6/28/19	10,221,462	10,285,346
	NRG Energy, Inc. New Term Loan B 4.00%, due 7/2/18	8,895,468	8,981,950
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.742%, due 10/10/17	3,571,479	2,344,340
	TPF Generation Holdings LLC
	Synthetic Letter of Credit 2.211%, due 12/13/13	8,196	8,165
	2nd Lien Term Loan C 4.561%, due 12/15/14	1,308,843	1,305,025
			51,877,174
	Total Floating Rate Loans (Cost $900,646,377)		908,350,281

	Foreign Floating Rate Loans 3.7% (c)
	Beverage, Food & Tobacco 0.5%
	Solvest, Ltd. Term Loan C2 5.018%, due 7/6/18	5,722,150	5,734,865

	Broadcasting & Entertainment 0.7%
	UPC Financing Partnership
	Term Loan T 3.71%, due 12/30/16	1,762,638	1,775,858
	Term Loan X 3.71%, due 12/29/17	3,241,439	3,265,750
	Term Loan AF 4.00%, due 1/29/21	2,700,000	2,711,812
			7,753,420
	Electronics 0.3%
	AVG Technologies N.V. Term Loan 7.50%, due 3/15/16	3,433,642	3,433,642

	Healthcare, Education & Childcare 0.1%
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	1,484,731	1,498,031

	Leisure, Amusement, Motion Pictures & Entertainment 0.2%
	Bombardier Recreational Products, Inc. New Term Loan B TBD, due 1/22/19 (d)(e)	2,000,000	2,020,000

	Mining, Steel, Iron & Non-Precious Metals 0.7%
	Novelis, Inc. Term Loan 4.00%, due 3/10/17	8,326,298	8,421,701

	Printing & Publishing 0.0%‡
	Yell Group PLC New Term Loan B1 TBD, due 7/31/14 (e)	2,651,780	509,521

	Telecommunications 1.2%
	Alcatel Lucent USD Term Loan C 7.25%, due 1/31/19	3,000,000	3,033,750
¤	Intelsat Jackson Holdings, Ltd. Term Loan B1 4.50%, due 4/2/18	10,820,531	10,950,378
			13,984,128
	Total Foreign Floating Rate Loans (Cost $45,193,379)		43,355,308

	Total Long-Term Bonds (Cost $1,062,762,900)		1,075,316,882

		Shares	Value
	Common Stock 0.0%‡
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (d)(g)(h)	379	250,271

	Total Common Stock (Cost $531,732)		250,271

		Principal Amount	Value
	Short-Term Investments 8.0%
	Financial Company Commercial Paper 1.4%
	John Deere Bank S.A. (zero coupon), due 2/21/13 (a)(i)	$1,668,000	1,667,898
	National Rural Utilities Cooperative Finance Corp. (zero coupon), due 2/5/13 (i)	15,031,000	15,030,766

	Total Financial Company Commercial Paper (Cost $16,698,664)		16,698,664

	Other Commercial Paper 1.1%
	John Deere, Ltd. 0.136%, due 2/6/13 (a)(i)	960,000	959,979
	Parker-Hannifin Corp. (zero coupon), due 2/13/13 (a)(i)	5,499,000	5,498,725
	Rockwell Collins, Inc. (zero coupon), due 2/4/13 (a)(i)	6,803,000	6,802,932

	Total Other Commercial Paper (Cost $13,261,636)		13,261,636

	Repurchase Agreement 0.2%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $1,744,249 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $1,810,000 and a Market Value of $1,780,799)	1,744,249	1,744,249

	Total Repurchase Agreement (Cost $1,744,249)		1,744,249

	U.S. Government 5.3%
	United States Treasury Bills
	0.042%, due 3/7/13 (i)	25,986,000	25,984,979
	0.057%, due 2/21/13 (i)	11,228,000	11,227,638
	0.082%, due 3/14/13 (i)	993,000	992,907
	0.093%, due 2/28/13 (i)	23,823,000	23,821,310

	Total U.S. Government (Cost $62,026,834)		62,026,834

	Total Short-Term Investments (Cost $93,731,383)		93,731,383

	Total Investments (Cost $1,157,026,015) (j)	99.9%	1,169,298,536
	Other Assets, Less Liabilities	0.1	1,677,341

	Net Assets	100.0%	$1,170,975,877

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of January 31, 2013.
(d)	Illiquid security. The total market value of these securities as of January 31, 2013 is $40,372,409, which represents 3.5% of the Fund's net assets.
(e)	TBD - This Floating Rate Loan will settle after January 31, 2013, at which time the interest rate will be determined.
(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)	Fair valued security. The total market value of this security as of January 31, 2013 is $250,271, which represents less than one-tenth of a percent of the Fund's net assets.
(h)	Non-income producing security.
(i)	Interest rate presented is yield to maturity.
(j)	As of January 31, 2013, cost is $1,158,942,241 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$19,182,352
Gross unrealized depreciation	(8,826,057)
Net unrealized appreciation	$10,356,295

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$123,611,293	$—	$123,611,293
Floating Rate Loans (b)	—	868,666,846	39,683,435	908,350,281
Foreign Floating Rate Loans	—	43,355,308	—	43,355,308
Common Stock (c)	—	—	250,271	250,271
Short-Term Investments
Financial Company Commercial Paper	—	16,698,664	—	16,698,664
Other Commercial Paper	—	13,261,636	—	13,261,636
Repurchase Agreement	—	1,744,249	—	1,744,249
U.S. Government	—	62,026,834	—	62,026,834
Total Short-Term Investments	—	93,731,383	—	93,731,383
Total Investments in Securities	$—	$1,129,364,830	$39,933,706	$1,169,298,536

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Includes $39,683,435 of Level 3 securities which represent floating rate loans whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.
(c)	The Level 3 security valued at $250,271 is held in Beverage, Food & Tobacco and Leisure within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended January 31, 2013, securities with a total value of $4,009,313 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from an independent pricing service which were derived based on single broker quote.

During the period ended January 31, 2013, securities with a total value of $(2,007,500) transferred from Level 3 to Level 2. The transfer occurred as a result of the value for certain floating rate loans obtained from an independent pricing service utilizing the average of multiple bid quotations as of January 31, 2013. The fair value obtained for these loans from an independent pricing service as of October 31, 2012 utilized a single broker quote with significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(a)	Sales (b)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2013
Long-Term Bonds
Floating Rate Loans
Aerospace & Defense	$3,124,000	$1,155	$-	$67,645	$-		$-	$-	$-	$3,192,800	$67,645
Beverage, Food & Tobacco	-	786	44	(13,843)	-		(7,167)	2,591,813	-	2,571,633	(13,843)
Broadcasting & Entertainment	-	72	-	6,928	-		-	1,417,500	-	1,424,500	6,928
Chemicals, Plastics & Rubber	3,799,844	1,271	11,523	125,024	-		(3,937,662)	-	-	-	-
Diversified/Conglomerate Services	13,509,070	(911)	(15)	(21,027)	-		(6,717,091)	-	-	6,770,026	(16,126)
Electronics	-	291	-	60,455	3,465,504		-	-	-	3,526,250	60,455
Finance	5,191,830	3,228	22,702	214,869	8,250,478		(3,396,294)	-	(2,007,500)	8,279,313	219,418
Healthcare, Education & Childcare	2,607,531	1,908	(749)	121,468	-		(1,230,195)	-	-	1,499,963	1,730
Machinery	1,099,168	1,210	-	78,513	2,901,262		-	-	-	4,080,153	78,513
Mining, Steel, Iron & Non-Precious Metals	6,625,002	9,759	4,485	215,228	2,111,986		(627,663)	-	-	8,338,797	231,384
Common Stocks
Beverage, Food & Tobacco	250,271	-	-	-	-		-	-	-	250,271	-
Leisure, Amusement, Motion Pictures & Entertainment	1,697,164	-	771,922	(432,809)	-		(2,036,277)	-	-	-	-
Total	$37,903,880	$18,769	$809,912	$422,451	$16,729,230		$(17,952,349)	$4,009,313	$(2,007,500)	$39,933,706	$636,104

(a) Purchases include securities received from a restructure.

(b) Sales include principal reductions.

MainStay Growth Allocation Fund

Portfolio of Investments January 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 100.1%
MainStay Common Stock Fund Class I (a)	326,653	$4,455,547
MainStay Epoch Global Choice Fund Class I (a)	401,878	7,060,999
MainStay Epoch U.S. All Cap Fund Class I	650,072	15,192,177
MainStay ICAP Equity Fund Class I	467,453	20,035,027
MainStay ICAP International Fund Class I	435,314	13,594,852
MainStay ICAP Select Equity Fund Class I	12,935	527,477
MainStay International Equity Fund Class I	480,243	5,801,336
MainStay International Opportunities Fund Class I (a)	2,608,656	19,434,487
MainStay Large Cap Growth Fund Class I	3,550,902	29,792,071
MainStay MAP Fund Class I	1,285,643	48,044,474
MainStay Marketfield Fund Class I	113,900	1,891,873
MainStay S&P 500 Index Fund Class I	86,834	3,008,786
MainStay U.S. Equity Opportunities Fund Class I (a)	4,318,391	35,972,199
MainStay U.S. Small Cap Fund Class I (a)	1,566,399	30,795,401
Total Investments (Cost $196,794,880) (b)	100.1%	235,606,706
Other Assets, Less Liabilities	(0.1)	(139,535)
Net Assets	100.0%	$235,467,171

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2013, cost is $202,265,762 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$38,811,826
Gross unrealized depreciation	(5,470,882)
Net unrealized appreciation	$33,340,944

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$235,606,706	$—	$—	$235,606,706
Total Investments	$235,606,706	$—	$—	$235,606,706

(a)   For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 99.9% †
	Alabama 3.0%
	Alabama Water Pollution Control Authority, Revenue Bonds
	Series B, Insured: AMBAC 4.00%, due 2/15/13	$1,060,000	$1,059,714
	Series B, Insured: AMBAC 4.125%, due 2/15/14	1,060,000	1,048,022
	Series B, Insured: AMBAC 4.25%, due 2/15/15	1,150,000	1,114,982
	Birmingham Jefferson Civic Center, Special Tax
	Series A, Insured: AMBAC 4.00%, due 7/1/13	275,000	274,698
	Series A, Insured: AMBAC 4.125%, due 7/1/17	200,000	194,290
	Series A, Insured: AMBAC 4.25%, due 7/1/16	245,000	241,511
	Series A, Insured: AMBAC 4.50%, due 7/1/22	250,000	221,570
	Series A, Insured: AMBAC 4.50%, due 7/1/23	100,000	86,536
	Colbert County-Northwest Alabama Health Care Authority, Revenue Bonds 5.75%, due 6/1/27	4,000,000	3,993,840
	Jefferson County, Limited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 4/1/21	1,250,000	1,145,662
	Series A, Insured: NATL-RE 5.25%, due 4/1/17	700,000	666,918
	Jefferson County, Limited Obligation School, Revenue Bonds
	Series A, Insured: AMBAC 4.75%, due 1/1/25	3,740,000	3,585,314
	Series A 4.75%, due 1/1/25	490,000	469,734
	Series A 5.25%, due 1/1/14	330,000	330,512
	Series A 5.25%, due 1/1/15	710,000	710,909
	Series A 5.25%, due 1/1/16	240,000	240,264
	Series A 5.25%, due 1/1/17	330,000	330,218
	Series A 5.50%, due 1/1/21	2,250,000	2,255,467
	Series A 5.50%, due 1/1/22	5,750,000	5,763,972
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/13	450,000	449,577
	Insured: AMBAC 5.00%, due 4/1/14	1,250,000	1,235,600
	Insured: AMBAC 5.00%, due 4/1/15	1,510,000	1,472,763
	Insured: AMBAC 5.00%, due 4/1/16	525,000	499,433
	Insured: AMBAC 5.00%, due 4/1/26	4,500,000	3,311,910
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	949,779
	Insured: AMBAC 5.125%, due 4/1/21	250,000	192,970
	Montgomery Airport Authority, Revenue Bonds Insured: RADIAN 5.375%, due 8/1/32	500,000	510,295
			32,356,460
	Alaska 0.8%
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	9,545,000	8,436,157

	Arizona 1.2%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds 5.00%, due 2/1/42	2,500,000	2,702,125
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	875,000	882,989
	Phoenix Industrial Development Authority, Great Hearts Academies Project, Revenue Bonds 6.40%, due 7/1/47	1,000,000	1,087,150
	Pima County Industrial Development Authority, Edkey Charter Schools Project, Revenue Bonds
	6.00%, due 7/1/33	1,500,000	1,574,280
	6.00%, due 7/1/43	2,250,000	2,267,865
	Pima County Industrial Development Authority, Paradise Education Center Project, Revenue Bonds
	Series A 5.00%, due 6/1/16	85,000	85,315
	Series A 5.875%, due 6/1/33	645,000	646,684
	6.10%, due 6/1/45	1,100,000	1,147,927
	Yavapai County Industrial Development Authority, Agribusiness and Equine Center, Revenue Bonds
	5.125%, due 3/1/42	2,340,000	2,286,297
	7.875%, due 3/1/42	500,000	589,240
			13,269,872
	California 18.5%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,146,930
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: FGIC, NATL-RE 4.75%, due 9/1/33	12,600,000	13,562,514
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: FGIC, NATL-RE (zero coupon), due 8/1/41	2,050,000	421,254
	Series C, Insured: FGIC, NATL-RE (zero coupon), due 8/1/42	2,000,000	388,780
	Bell Community Housing Authority, Revenue Bonds Insured: AMBAC 5.00%, due 10/1/30	1,105,000	861,988
	California County Tobacco Securitization Agency, Asset Backed, Sonoma County Corp., Revenue Bonds 5.125%, due 6/1/38	9,815,000	8,622,085
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,640,000	1,776,891
	California Municipal Finance Authority, Santa Rosa Academy Project, Revenue Bonds
	Series A 5.75%, due 7/1/30	1,000,000	1,035,220
	Series A 6.00%, due 7/1/42	1,500,000	1,562,295
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,500,000	1,797,120
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	578,595
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (a)	7,000,000	7,298,760
	California School Finance Authority, Coastal Academy Project, Revenue Bonds
	Series A 5.00%, due 10/1/33	1,000,000	1,016,810
	Series A 5.00%, due 10/1/42	1,240,000	1,234,209
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds
	Series A 4.75%, due 8/1/22	295,000	297,021
	Series A 5.25%, due 8/1/42	1,700,000	1,740,868
	Series A 5.30%, due 8/1/47	675,000	691,193
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	5.20%, due 7/1/20	100,000	105,027
	6.00%, due 7/1/40	2,000,000	2,133,920
	6.375%, due 7/1/45	3,000,000	3,242,340
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds 7.50%, due 11/1/41	1,000,000	1,257,860
	California Statewide Communities Development Authority, Sonoma Country Day School, Revenue Bonds 4.375%, due 7/1/29	8,000,000	5,831,120
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	548,368
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	537,596
	Ceres Unified School District, Unlimited General Obligation Series A (zero coupon), due 8/1/45	7,400,000	851,444
	City of Stockton, Dameron Hospital Associates, Revenue Bonds Series A 0.26%, due 12/1/32 (b)	8,200,000	8,200,000
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series A, Insured: RADIAN 4.375%, due 8/1/21	250,000	208,772
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,690,260
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	2,463,300
	Series C (zero coupon), due 8/1/39	17,900,000	4,147,788
	Series C (zero coupon), due 8/1/43	16,000,000	2,908,320
	Series C (zero coupon), due 8/1/44	8,000,000	1,372,800
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	(zero coupon), due 1/15/26	15,000,000	6,967,050
	Insured: NATL-RE (zero coupon), due 1/15/30	150,000	54,608
	Insured: NATL-RE (zero coupon), due 1/15/31	750,000	256,785
	(zero coupon), due 1/15/31	15,000,000	5,142,600
	Insured: NATL-RE 5.00%, due 1/1/35	280,000	279,992
	5.75%, due 1/15/40	485,000	485,233
	Fresno, California Unified School District Education, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	1,792,500
¤	Golden State Tobacco Securitization Corp., Revenue Bonds
	Series A-1 4.50%, due 6/1/27	4,050,000	3,836,362
	Series A, Insured: AGC-ICC 5.00%, due 6/1/45	20,000,000	20,878,000
	Series A-2 5.30%, due 6/1/37	5,000,000	4,602,550
	Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,298,841
	Lancaster Financing Authority, Lancaster Residential Project 5 & 6, Tax Allocation Insured: AMBAC 5.00%, due 2/1/16	325,000	313,527
	Lemoore Redevelopment Agency, Lemmore Redevelopment Project, Tax Allocation 7.375%, due 8/1/40	1,000,000	1,117,000
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	1,585,416
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	2,822,400
	National City Community Development Commission, National City Redevelopment Project, Tax Allocation 7.00%, due 8/1/32	1,000,000	1,245,830
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	80,207
	Rohnerville California School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	218,990
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	164,690
	Sacramento Regional Art Facilities Financing Authority, Certificates of Participation Insured: AMBAC 5.00%, due 9/1/32	3,250,000	3,251,040
	San Bernardino County Redevelopment Agency, Sevaine Redevelopment Project, Tax Allocation Series A, Insured: RADIAN 5.00%, due 9/1/25	50,000	50,359
	San Buenaventura, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	7,534,980
	San Francisco City and County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	505,483
	San Francisco City and County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax
	Series C (zero coupon), due 8/1/37	5,015,000	1,229,778
	Series C (zero coupon), due 8/1/38	2,000,000	456,640
	Series C 5.00%, due 8/1/27	1,335,000	1,439,651
	Series C 5.00%, due 8/1/29	655,000	700,464
¤	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/24	230,000	133,179
	Series A, Insured: NATL-RE (zero coupon), due 1/15/25	3,135,000	1,726,977
	Series A, Insured: NATL-RE (zero coupon), due 1/15/26	450,000	235,237
	Series A, Insured: NATL-RE (zero coupon), due 1/15/30	500,000	208,695
	Series A, Insured: NATL-RE (zero coupon), due 1/15/32	1,430,000	528,571
	Series A, Insured: NATL-RE (zero coupon), due 1/15/34	6,585,000	2,147,105
	Series A, Insured: NATL-RE (zero coupon), due 1/15/36	12,040,000	3,464,992
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	6,590,000	6,488,119
	Series A, Insured: NATL-RE 5.375%, due 1/15/29	3,160,000	3,159,779
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Insured: XLCA 4.50%, due 8/1/33	790,000	757,310
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/49	27,410,000	2,199,652
	Southern California Public Power Authority, Natural Gas Project, Revenue Bonds Series A 5.00%, due 11/1/33	1,105,000	1,234,760
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: FGIC, NATL-RE 4.25%, due 9/1/15	25,000	24,615
	Insured: FGIC, NATL-RE 4.80%, due 9/1/20	125,000	120,453
	Insured: FGIC, NATL-RE 5.125%, due 9/1/30	2,785,000	2,516,721
	Insured: FGIC, NATL-RE 5.25%, due 9/1/23	325,000	302,711
	Insured: FGIC, NATL-RE 5.25%, due 9/1/24	100,000	95,483
	Insured: FGIC, NATL-RE 5.25%, due 9/1/34	265,000	240,514
	Insured: FGIC, NATL-RE 5.375%, due 9/1/21	125,000	124,020
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/1/24	190,000	157,231
	Series A, Insured: RADIAN 5.25%, due 9/1/31	120,000	93,235
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	45,589
	Stockton Redevelopment Agency, Stockton Events Center Arena-Project, Revenue Bonds Insured: FGIC, NATL-RE 5.00%, due 9/1/36	150,000	125,885
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: FGIC, NATL-RE 4.00%, due 9/1/21	75,000	65,784
	Insured: FGIC, NATL-RE 4.125%, due 9/1/22	100,000	86,877
	Insured: FGIC, NATL-RE 4.25%, due 9/1/24	215,000	181,658
	Insured: FGIC, NATL-RE 4.25%, due 9/1/25	20,000	16,611
	Insured: FGIC, NATL-RE 5.00%, due 9/1/28	2,265,000	1,983,438
	Stockton Unified School District, Unlimited General Obligation Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	2,094,756
	Stockton, Wastewater Systems Project, Certificates of Participation Series A, Insured: NATL-RE 5.20%, due 9/1/29	2,060,000	2,060,453
	Stockton-East Water District, Certificates of Participation
	Series B, Insured: FGIC, NATL-RE (zero coupon), due 4/1/26	100,000	45,340
	Series B, Insured: FGIC, NATL-RE (zero coupon), due 4/1/27	140,000	59,689
	Sutter Union High School District, Unlimited General Obligation Series B (zero coupon), due 6/1/50	16,260,000	1,409,254
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.125%, due 6/1/46	8,140,000	7,256,403
	Series A 5.375%, due 6/1/38	2,100,000	1,862,532
	Series A-1 5.50%, due 6/1/45	3,755,000	3,313,938
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	574,120
	Tustin Unified School District, Community Facilities Disrtict No. 7-1, Special Tax 0.13%, due 9/1/50 (b)	800,000	800,000
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	6,000,000	6,921,720
			202,705,830
	Colorado 1.8%
	Bromley Park Metropolitan District No. 2, Limited General Obligation Insured: RADIAN 5.00%, due 12/1/16	25,000	26,750
	Colorado Educational & Cultural Facilities Authority, Charter School Mountain Phoenix Community, Revenue Bonds 7.00%, due 10/1/42	1,000,000	987,560
	Colorado Educational & Cultural Facilities Authority, Johnson & Wales University Project, Revenue Bonds Series A, Insured: XLCA 5.00%, due 4/1/28	185,000	185,416
	Colorado Health Facilities Authority, Christian Living Community, Revenue Bonds
	5.125%, due 1/1/30	500,000	528,370
	5.25%, due 1/1/37	750,000	799,417
	Denver Convention Center Hotel Authority, Revenue Bonds
	Series, Insured: XLCA 4.75%, due 12/1/35	635,000	658,901
	Series, Insured: XLCA 5.00%, due 12/1/35	130,000	136,022
	Denver, United Airlines Project, Revenue Bonds 5.75%, due 10/1/32 (a)	2,000,000	2,078,440
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	3,560,350
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	147,292
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	2,579,673
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	358,827
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	642,211
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	2,168,408
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	227,265
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	1,520,000	493,377
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	100,000	28,664
	(zero coupon), due 9/1/40	3,450,000	899,829
	(zero coupon), due 9/1/41	3,925,000	969,632
	Fronterra Village Metropolitan District No. 2, Limited General Obligation Insured: RADIAN 4.875%, due 12/1/27	500,000	490,650
	Harvest Junction Metropolitan District, Limited General Obligation
	5.00%, due 12/1/30	765,000	792,311
	5.375%, due 12/1/37	755,000	788,356
	Table Rock Metropolitan District, Limited General Obligation Insured: RADIAN 4.25%, due 12/1/27	275,000	263,434
			19,811,155
	Connecticut 0.4%
	Connecticut State Health & Educational Facility Authority, Hartford Health Care, Revenue Bonds Series A 5.00%, due 7/1/41	1,175,000	1,275,274
	Connecticut, Special Obligation Parking Revenue, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (a)	1,000,000	1,003,650
	Series A, Insured: ACA 6.60%, due 7/1/24 (a)	2,075,000	2,082,574
			4,361,498
	Delaware 0.2%
	Delaware State Economic Development Authority, Newark Charter School, Revenue Bonds 5.00%, due 9/1/42	1,350,000	1,437,628
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds Series B 5.625%, due 5/1/32	515,000	515,196
			1,952,824
	District of Columbia 0.8%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,095,090
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	Insured: ACA 5.00%, due 6/1/23	3,320,000	3,370,298
	Insured: ACA 5.25%, due 6/1/33	4,120,000	4,167,257
	District of Columbia, James F. Oyster Elementary School Pilot, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	620,000	620,037
			9,252,682
	Florida 3.7%
	Bay County Educational Facilities Revenue, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	1,106,250
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	3,225,000	3,205,424
¤	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	16,320,000	16,935,590
	County of St. Lucie, South Hutchison Island, Special Assessment Insured: AMBAC 5.00%, due 11/1/25	810,000	811,215
	Florida Development Finance Corp., Bay Area Charter Foundation LLC, Revenue Bonds Series A 7.75%, due 6/15/42	2,000,000	2,287,600
	Lee County Industrial Development Authority, Cypress Cove Health Park, Revenue Bonds 5.75%, due 10/1/42	1,520,000	1,531,066
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida Project, Revenue Bonds 6.75%, due 11/15/29	865,000	923,569
	Mid-Bay Bridge Authority, Revenue Bonds Series A 7.25%, due 10/1/40	2,500,000	3,200,850
	North Sumter County Florida Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,682,970
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds
	5.00%, due 6/1/36	710,000	753,914
	5.125%, due 6/1/42	350,000	372,673
	Pinellas County Health Facilities Authority, Hospital Facilities Bayfront Projects, Revenue Bonds 0.15%, due 7/1/34 (b)	5,000,000	5,000,000
	Sarasota Manatee Airport Authority, Revenue Bonds 0.15%, due 8/1/14 (b)	900,000	900,000
	Seminole County Industrial Development Authority, Choices in Learning, Revenue Bonds Series A 7.375%, due 11/15/41	750,000	862,005
	Village Center Community Development District, Recreational Revenue, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 11/1/32	140,000	141,532
	Volusia County Industrial Development Authority, Student Housing-Stetson University Project, Revenue Bonds Insured: CIFG 5.00%, due 6/1/35	1,270,000	1,276,299
			40,990,957
	Georgia 0.4%
	Augusta Airport Revenue, General Passenger Facility Charge Series A 5.15%, due 1/1/35	1,000,000	1,003,660
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 7.00%, due 6/15/39	3,000,000	3,241,290
	McDuffie County Development Authority, Temple-Inland Forest, Revenue Bonds 6.95%, due 12/1/23 (a)	600,000	621,018
			4,865,968
	Guam 2.6%
	Guam Government, Business Privilege Tax, Revenue Bonds
	Series B-1 5.00%, due 1/1/37	1,500,000	1,669,200
	Series B-1 5.00%, due 1/1/42	2,000,000	2,211,080
	Guam Government, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,290,000	1,523,077
	Guam Government, Unlimited General Obligation
	Series A 5.00%, due 11/15/23	555,000	571,983
	Series A 5.25%, due 11/15/37	6,000,000	6,117,720
	Series A 7.00%, due 11/15/39	2,040,000	2,305,404
	Guam Government, Waterworks Authority, Revenue Bonds
	5.875%, due 7/1/35	3,885,000	4,023,850
	6.00%, due 7/1/25	3,735,000	3,898,294
	Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	5,030,000	5,628,268
			27,948,876
	Illinois 2.4%
	Illinois Finance Authority, Chicago Charter School Project, Revenue Bonds
	5.00%, due 12/1/36	3,600,000	3,713,652
	Series A 7.125%, due 10/1/41	1,500,000	1,757,880
	Illinois Finance Authority, Community Rehab Providers, Revenue Bonds Series A 5.60%, due 7/1/19	495,000	474,146
	Illinois Finance Authority, Ingalls Health System, Revenue Bonds 5.00%, due 5/15/43	3,000,000	3,203,070
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds
	Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	1,004,830
	Series C, Insured: ACA 5.00%, due 9/1/31	2,000,000	1,997,520
	Series C, Insured: ACA 5.00%, due 9/1/32	2,780,000	2,766,128
	Illinois Finance Authority, Roosevelt University Project, Revenue Bonds 6.50%, due 4/1/44	8,750,000	9,979,987
	Illinois Finance Authority, Wesleyan University, Revenue Bonds Series B, Insured: CIFG 4.50%, due 9/1/35	550,000	558,343
	Massac County Hospital District, Limited General Obligation Insured: AGC-ICC 4.50%, due 11/1/31	110,000	116,067
	Village of Matteson, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	250,000	244,910
			25,816,533
	Indiana 2.6%
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds
	5.00%, due 10/1/24	930,000	820,539
	5.00%, due 10/1/28	4,000,000	3,397,920
	5.00%, due 10/1/32	2,555,000	2,093,516
	Carmel Redevelopment District, Certificate of Partcipation Series C 6.50%, due 7/15/35 (c)	1,000,000	1,073,690
	City of Carmel, Barrington Camel, Revenue Bonds 7.125%, due 11/15/47	3,000,000	3,251,370
	Hammond Local Public Improvement Bond Bank, Revenue Bonds Series A 6.75%, due 8/15/35	1,500,000	1,577,325
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	743,499
	Indiana Finance Authority, Environmental Revenue, U.S. Steel Corp. Project, Revenue Bonds 5.75%, due 8/1/42 (a)	4,000,000	3,976,920
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	3,900,000	4,264,182
	5.50%, due 8/15/45	1,500,000	1,637,010
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,760,432
			28,596,403
	Iowa 2.1%
	Iowa Higher Education Loan Authority, Private College Facility, Wartburg College, Revenue Bonds Series B 5.50%, due 10/1/31	100,000	96,819
	Iowa Higher Education Loan Authority, Wartburg College, Revenue Bonds
	Series A 4.65%, due 10/1/15	1,000,000	1,003,860
	Series A 5.00%, due 10/1/21	605,000	605,587
	Series A 5.00%, due 10/1/22	1,405,000	1,405,450
	Series A 5.05%, due 10/1/24	250,000	249,110
	Series A 5.10%, due 10/1/25	250,000	249,060
	Series A 5.25%, due 10/1/30	170,000	169,019
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	5,870,564
	Series C 5.625%, due 6/1/46	6,730,000	6,537,253
	Xenia Rural Water District, Revenue Bonds
	Insured: AGC-ICC 4.00%, due 12/1/14	280,000	290,231
	Insured: AGC-ICC 4.50%, due 12/1/31	1,920,000	1,936,723
	Insured: AGC-ICC 4.50%, due 12/1/41	960,000	952,282
	Insured: AGC-ICC 5.00%, due 12/1/41	3,925,000	3,994,551
			23,360,509
	Kansas 1.0%
	Wyandotte County-Kansas City Unified Government, Capital Appreciation, Sales Tax, Revenue Bonds (zero coupon), due 6/1/21	17,340,000	11,451,683
	Kentucky 0.1%
	Glasgow Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,148,280

	Louisiana 1.0%
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	4,320,000	5,092,589
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,750,000	4,391,475
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	1,275,000	1,114,120
	Series A, Insured: CIFG 5.00%, due 7/1/22	100,000	100,401
	Series A, Insured: AGC-ICC 5.00%, due 7/1/39	610,000	634,955
			11,333,540
	Maryland 1.1%
	Baltimore Convention Center, Revenue Bonds
	Series A, Insured: XLCA 4.60%, due 9/1/30	625,000	628,050
	Series A, Insured: XLCA 5.00%, due 9/1/32	2,330,000	2,364,228
	Series A, Insured: XLCA 5.25%, due 9/1/23	210,000	218,320
	Series A, Insured: XLCA 5.25%, due 9/1/26	180,000	186,221
	Series A, Insured: XLCA 5.25%, due 9/1/27	275,000	284,042
	Series A, Insured: XLCA 5.25%, due 9/1/28	100,000	102,953
	Series A, Insured: XLCA 5.25%, due 9/1/39	2,250,000	2,297,722
	Maryland Economic Development Corp. University of Maryland College Park Project, Revenue Bonds Insured: AGC-ICC 4.50%, due 6/1/35	1,430,000	1,446,474
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,156,860
	Maryland Health & Higher Educational Facilities Authority, Institute College of Art, Revenue Bonds 5.00%, due 6/1/47	1,000,000	1,090,050
	Maryland Health & Higher Educational Facilities Authority, Notre Dame Maryland University, Revenue Bonds 5.00%, due 10/1/42	2,255,000	2,435,129
			12,210,049
	Massachusetts 1.2%
	Massachusetts Development Finance Agency, Eastern Nazarene College, Revenue Bonds 5.625%, due 4/1/19	155,000	155,079
	Massachusetts Development Finance Agency, Merrimack College, Revenue Bonds Series A 5.25%, due 7/1/42	2,400,000	2,630,424
	Massachusetts Development Finance Agency, Seven Hills Foundation & Affiliates, Revenue Bonds Insured: RADIAN 5.00%, due 9/1/35	100,000	100,284
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series J 4.90%, due 7/1/28 (a)	6,500,000	6,728,605
	Series J 5.00%, due 7/1/30 (a)	500,000	515,745
	Massachusetts Port Authority Facilities, Delta Airlines, Inc. Project, Revenue Bonds
	Series A, Insured: AMBAC 5.00%, due 1/1/21 (a)	375,000	375,038
	Series A, Insured: AMBAC 5.50%, due 1/1/19 (a)	560,000	565,622
	Massachusetts State Health & Educational Facilities Authority, Fisher College, Revenue Bonds Series A 5.125%, due 4/1/37	500,000	507,170
	Massachusetts State Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,565,000	1,636,583
			13,214,550
	Michigan 6.4%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	574,074
	Central Plains Energy, Project No. 3, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	288,262
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,034,880
	5.125%, due 11/1/35	605,000	586,384
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds Series A 5.25%, due 7/1/39	4,000,000	4,364,360
	Detroit, Unlimited General Obligation
	Series A-1, Insured: AMBAC 4.60%, due 4/1/24	130,000	104,352
	Series A, Insured: XLCA 5.00%, due 4/1/13	100,000	99,743
	Series B-1, Insured: AMBAC 5.00%, due 4/1/14	695,000	679,390
	Series A, Insured: XLCA 5.25%, due 4/1/17	1,500,000	1,424,520
	Series A, Insured: XLCA 5.25%, due 4/1/18	2,935,000	2,751,416
	Series A, Insured: XLCA 5.25%, due 4/1/19	750,000	695,722
	Series A-1, Insured: AMBAC 5.25%, due 4/1/22	375,000	327,649
	Series A-1, Insured: AMBAC 5.25%, due 4/1/24	295,000	251,340
	Series A-1, Insured: NATL-RE 5.375%, due 4/1/18	1,160,000	1,096,490
	Michigan Finance Authority, Educational Facility, St. Catherine Siena, Revenue Bonds Series A 8.00%, due 10/1/30	1,250,000	1,404,512
	Michigan Finance Authority, Public School Academy, Revenue Bonds
	4.25%, due 2/1/17	3,500,000	3,523,030
	7.00%, due 10/1/31	2,120,000	2,458,734
	7.00%, due 10/1/36	1,740,000	1,996,685
	7.50%, due 11/1/40	855,000	988,953
	7.75%, due 7/15/26	1,020,000	1,077,334
	8.00%, due 7/15/41	2,000,000	2,127,220
	Michigan Finance Authority, Revenue Bonds Series A 5.00%, due 6/1/39	6,920,000	7,379,211
	Michigan Higher Education Facilities Authority, Creative Studies, Revenue Bonds
	5.875%, due 12/1/28	2,360,000	2,569,710
	6.125%, due 12/1/33	4,100,000	4,487,409
	6.125%, due 12/1/37	980,000	1,069,797
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	329,953
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	564,320
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	5,105,000	5,548,676
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	1,500,000	1,463,415
	Michigan State Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	4,250,000	4,286,677
¤	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	6,335,000	6,134,624
	Series A 6.00%, due 6/1/48	9,235,000	8,828,383
			70,517,225
	Minnesota 0.3%
	St. Paul Housing & Redevelopment Authority, Charter School Lease, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,127,250
	St. Paul Port Authority, Energy Park Utility Co. Project, Revenue Bonds
	5.45%, due 8/1/28 (a)	250,000	261,310
	5.70%, due 8/1/36 (a)	1,250,000	1,312,350
	Winona, Health Care Facilities, Winona Health Obligation, Revenue Bonds 5.00%, due 7/1/34	400,000	422,912
			3,123,822
	Mississippi 0.2%
	Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds 5.875%, due 4/1/22	100,000	100,309
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,545,562
			1,645,871
	Missouri 1.2%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	531,425
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	550,000	532,653
	5.50%, due 6/1/29	3,510,000	3,276,620
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,107,620
	Lees Summit Industrial Development Authority, Fair Community Improvement District,Special Assessment
	5.00%, due 5/1/35	1,725,000	1,734,246
	6.00%, due 5/1/42	2,800,000	2,819,292
	Lees Summit Tax Increment, SummitFair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,584,150
	St. Louis County Industrial Development Authority, Friendship Village Sunset Hills, Revenue Bonds 5.00%, due 9/1/42	1,500,000	1,587,150
			13,173,156
	Nebraska 2.1%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/42	12,565,000	13,796,244
	5.25%, due 9/1/37	4,985,000	5,640,528
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	3,015,000	3,415,392
			22,852,164
	Nevada 0.3%
	Clark County Economic Development Revenue, University Southern Nevada Project, Revenue Bonds
	Insured: RADIAN 4.625%, due 4/1/37	1,645,000	1,578,986
	Insured: RADIAN 5.00%, due 4/1/27	775,000	808,062
	Director of the State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	945,000	713,598
	Reno, Revenue Bonds Series B, Insured: FGIC, NATL-RE (zero coupon), due 6/1/38	1,155,000	249,272
			3,349,918
	New Hampshire 0.5%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
	Series B, Insured: RADIAN (zero coupon), due 1/1/17	1,055,000	714,013
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,400,000	393,554
	Series A, Insured: ACA 6.75%, due 1/1/14	140,000	138,481
	Series A, Insured: ACA 6.75%, due 1/1/15	350,000	342,094
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	4,000,000	4,320,760
			5,908,902
	New Jersey 4.6%
	Camden County Improvement Authority, Heath Care Redevelopment, Revenue Bonds Series A 5.75%, due 2/15/34	1,000,000	1,042,810
	Middlesex County Improvement Authority, George Street Student Housing Project, Revenue Bonds Series A 5.00%, due 8/15/35	160,000	162,446
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.125%, due 9/15/23 (a)	2,175,000	2,240,468
	5.25%, due 9/15/29 (a)	8,720,000	8,916,985
	5.50%, due 4/1/28 (a)	180,000	180,673
	New Jersey Economic Development Authority, Continental Airlines, Revenue Bonds 5.75%, due 9/15/27 (a)	3,335,000	3,444,221
	New Jersey Economic Development Authority, Paterson Charter School, Revenue Bonds
	Series C 5.00%, due 7/1/32	1,125,000	1,154,711
	Series C 5.30%, due 7/1/44	4,500,000	4,630,860
	New Jersey Economic Development Authority, Paterson Charter Science & Technology, Revenue Bonds
	Series A 5.00%, due 7/1/22	630,000	663,333
	Series A 6.00%, due 7/1/32	650,000	717,841
	Series A 6.10%, due 7/1/44	1,900,000	2,083,768
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	196,605
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (a)	250,000	262,608
	New Jersey Economic Development Authority,Applewood Estates Project, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 10/1/25	290,000	321,337
	Series A, Insured: RADIAN 5.00%, due 10/1/35	3,880,000	4,299,273
	New Jersey Health Care Facilities Financing Authority, Bayshore Community Hospital, Revenue Bonds Insured: RADIAN 5.125%, due 7/1/32	175,000	175,070
	New Jersey Health Care Facilities Financing Authority, St. Barnabas Healthcare, Revenue Bonds
	Insured: NATL-RE (zero coupon), due 7/1/17	120,000	108,301
	Series B (zero coupon), due 7/1/31	205,000	84,649
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.375%, due 12/1/24 (a)	4,000,000	4,488,560
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds Series 1A 5.00%, due 6/1/41	14,000,000	12,720,540
	Tobacco Settlement Financing Corp., Revenue Bonds Series 1A 4.625%, due 6/1/26	2,460,000	2,396,532
			50,291,591
	New York 6.6%
	City of New York, Unlimited General Obligation Series A-6, Insured: AGM 0.30%, due 11/1/26 (b)	4,100,000	4,100,000
	Erie County Tobacco Asset Securitization Corp., Tobacco Assessment, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/45	490,000	407,112
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,590,000	1,367,686
	Series A-3 5.125%, due 6/1/46	5,015,000	4,221,777
	New York City Industrial Development Agency, British Airways PLC Project, Revenue Bonds 5.25%, due 12/1/32 (a)	555,000	555,022
	New York City Industrial Development Agency, JFK International Airport, Revenue Bonds Series A 8.00%, due 8/1/13 (a)(d)	6,770,000	6,769,932
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 4.75%, due 1/1/42	2,430,000	2,422,321
	Insured: AMBAC 5.00%, due 1/1/26	150,000	155,549
	Insured: AMBAC 5.00%, due 1/1/46	8,990,000	9,040,434
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds
	Series B 5.00%, due 12/1/28	1,000,000	1,036,960
	Series A 5.00%, due 12/1/28	4,000,000	4,147,840
	Series B 5.25%, due 12/1/36	2,500,000	2,588,325
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series C 0.13%, due 5/1/28 (b)	5,300,000	5,300,000
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	1,000,000	1,191,070
	Newburgh, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	809,527
	Series A 5.00%, due 6/15/26	960,000	995,578
	Series A 5.50%, due 6/15/31	750,000	789,787
	Niagara Area Development Corp., Covanta Energy Project, Revenue Bonds 5.25%, due 11/1/42 (a)	8,500,000	8,783,985
	Onondaga Civic Development Corp., Josephs Hospital Health Center, Revenue Bonds 5.00%, due 7/1/42	9,500,000	9,780,060
	Southampton Housing Authority, Revenue Bonds 3.50%, due 5/15/47	300,000	289,290
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,116,560
	Tompkins County Development Corp., Kendall at Ithaca, Inc. Project, Revenue Bonds 4.50%, due 7/1/42	500,000	503,995
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	720,000	652,414
	Series 1 5.125%, due 6/1/42	5,770,000	5,026,709
			72,051,933
	North Carolina 0.1%
	North Carolina State Medical Care Commission, First Mortgage-Lutheran Services, Revenue Bonds 5.00%, due 3/1/42	1,000,000	1,014,180

	Ohio 5.2%
	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Revenue Bonds 5.00%, due 1/1/31	6,000,000	6,429,780
	Allen County Ohio Hospital Facilities, Catholic Healthcare, Revenue Bonds Series A 0.14%, due 10/1/31 (b)	2,400,000	2,400,000
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	100,000	92,715
	Series A-2 5.75%, due 6/1/34	9,525,000	8,514,397
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.875%, due 6/1/30	10,815,000	9,917,463
	Series A-2 5.875%, due 6/1/47	5,190,000	4,693,628
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18	825,000	834,949
	7.35%, due 12/1/31	6,000,000	6,066,720
	Cleveland-Cuyahoga County Port Authority, Student Housing Euclid Avener Project, Revenue Bonds
	Insured: AMBAC 4.25%, due 8/1/15	210,000	211,338
	Insured: AMBAC 4.50%, due 8/1/36	995,000	869,391
	Insured: AMBAC 5.00%, due 8/1/21	125,000	125,993
	Insured: AMBAC 5.00%, due 8/1/28	110,000	108,138
	Hamilton County Ohio Health Care, Life Enriching Communities Project, Revenue Bonds 5.00%, due 1/1/42	2,330,000	2,459,501
	Ohio Higher Educational Facilities Commission, Wittenberg University, Revenue Bonds Insured: AMBAC, NATL-RE 5.00%, due 6/1/29	140,000	140,426
	Ohio State Environmental Facilities Revenue, Ford Motor Co. Project, Revenue Bonds 6.15%, due 6/1/30 (a)	125,000	125,239
	Ohio State Water Development Authority, Firstenergy, Revenue Bonds Series C 0.18%, due 6/1/33 (b)	8,465,000	8,465,000
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health Systems, Revenue Bonds
	5.75%, due 12/1/32	1,000,000	1,079,400
	6.00%, due 12/1/42	2,000,000	2,181,300
	Summit County Development Finance Authority, Brimfield Project, Revenue Bonds Series G 4.875%, due 5/15/25	500,000	492,025
	Summit County Development Finance Authority, Cleveland-Glats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,250,000	1,390,175
			56,597,578
	Oklahoma 2.4%
	Norman Regional Hospital Authority, Revenue Bonds
	5.125%, due 9/1/37	7,395,000	7,615,075
	Insured: RADIAN 5.50%, due 9/1/32	140,000	140,384
	Oklahoma County Finance Authority, Epworth Villa Project, Revenue Bonds Series A 5.125%, due 4/1/42	1,000,000	1,014,030
¤	Oklahoma Development Finance Authority, Integris Baptist, Revenue Bonds Series A-1, Insured: GTY 0.20%, due 8/15/35 (b)	17,000,000	17,000,000
			25,769,489
	Oregon 0.1%
	Oregon State Facilities Authority Revenue, Student Housing Chief Ashland, Revenue Bonds Insured: AGM 5.00%, due 7/1/44	1,000,000	1,109,680

	Pennsylvania 5.8%
	Aleppo Township, Sewer Revenue, Revenue Bonds
	Insured: MUN GOVT GTD 5.75%, due 12/1/36	1,220,000	1,284,245
	Insured: MUN GOVT GTD 5.75%, due 12/1/41	1,055,000	1,109,797
	Allegheny County Higher Education Building, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,138,720
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	300,000	335,694
	Allegheny County Industrial Development Authority, U.S. Steel Corp. Project, Revenue Bonds 5.75%, due 8/1/42 (a)	3,000,000	2,982,690
	Chester County Health & Education Facilities Authority, Chester Country Hospital, Revenue Bonds Series A 6.75%, due 7/1/31	885,000	886,062
	Clairton Municipal Authority, Revenue Bonds
	Series B 5.00%, due 12/1/37	2,000,000	2,081,060
	Series B 5.00%, due 12/1/42	1,000,000	1,033,370
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds
	5.25%, due 1/1/32	1,100,000	1,144,022
	5.25%, due 1/1/41	2,600,000	2,671,604
	Erie County, Hospital Authority Health Facilities, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: RADIAN 4.50%, due 7/1/23	340,000	340,734
	Harrisburg Authority, Harrisburg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36 (c)(d)	2,600,000	1,959,360
	Harrisburg Authority, Revenue Bonds 5.25%, due 7/15/31	2,000,000	1,809,080
	Harrisburg Parking Authority Revenue, Revenue Bonds
	Series T, Insured: XLCA 4.00%, due 5/15/19	100,000	92,965
	Series R, Insured: XLCA MUN GOVT GTD 4.25%, due 5/15/16	60,000	57,463
	Series J, Insured: NATL-RE 5.00%, due 9/1/22	900,000	857,124
	Harrisburg, Unlimited General Obligation
	Series D, Insured: AMBAC (zero coupon), due 3/15/13	815,000	808,252
	Series F, Insured: AMBAC (zero coupon), due 3/15/13	255,000	252,889
	Series F, Insured: AMBAC (zero coupon), due 9/15/13	385,000	369,230
	Series D, Insured: AMBAC (zero coupon), due 9/15/13	175,000	167,832
	Series D, Insured: AMBAC (zero coupon), due 3/15/14	520,000	481,702
	Series F, Insured: AMBAC (zero coupon), due 3/15/14	335,000	310,327
	Series D, Insured: AMBAC (zero coupon), due 9/15/14	70,000	62,671
	Series F, Insured: AMBAC (zero coupon), due 9/15/14	515,000	461,080
	Series F, Insured: AMBAC (zero coupon), due 3/15/15	460,000	397,219
	Series D, Insured: AMBAC (zero coupon), due 3/15/15	345,000	297,914
	Series F, Insured: AMBAC (zero coupon), due 9/15/15	385,000	321,159
	Series F, Insured: AMBAC (zero coupon), due 3/15/16	310,000	249,057
	Series D, Insured: AMBAC (zero coupon), due 3/15/16	430,000	345,466
	Series D, Insured: AMBAC (zero coupon), due 9/15/16	185,000	143,512
	Series F, Insured: AMBAC (zero coupon), due 9/15/16	415,000	321,932
	Series F, Insured: AMBAC (zero coupon), due 3/15/17	35,000	26,216
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	200,000	144,642
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	276,572
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	260,000	173,412
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	365,000	243,444
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	75,000	45,663
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	8,797
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	280,000	158,169
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	210,000	97,499
	Montgomery County Higher Education & Health Authority, Holy Redeemer Health System, Revenue Bonds Series A, Insured: AMBAC 5.25%, due 10/1/27	100,000	100,098
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	1,450,000	1,566,783
	Pennsylvania Economic Development Financing Authority, US Airways Group, Revenue Bonds Series B 8.00%, due 5/1/29	250,000	292,295
	Pennsylvania Higher Educational Facilities Authority, AICUP Financing Program, Gwynedd-Mercy College Project, Revenue Bonds Series KK1 5.375%, due 5/1/42	1,785,000	1,892,279
	Pennsylvania Higher Educational Facilities Authority, AICUP Financing Program, Valley College, Revenue Bonds 5.00%, due 11/1/42	535,000	563,227
	Pennsylvania Higher Educational Facilities Authority, Fortier II LLC, Revenue Bonds Series A, Insured: RADIAN 5.125%, due 4/1/33	250,000	250,703
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,176,180
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/15/33	150,000	150,203
	Insured: RADIAN 5.75%, due 3/15/30	1,040,000	1,040,780
	Pennsylvania State Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds
	5.00%, due 10/1/35	650,000	711,477
	5.00%, due 10/1/44	1,000,000	1,089,510
	Philadelphia Authority for Industrial Development, Discovery Charter School Project, Revenue Bonds 5.875%, due 4/1/32	480,000	523,070
	Philadelphia Authority for Industrial Development, First Philadelphia Charter, Revenue Bonds Series A 5.85%, due 8/15/37	1,650,000	1,690,821
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,105,780
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds
	4.25%, due 9/1/19	605,000	582,748
	5.25%, due 9/1/26	1,500,000	1,485,570
	5.25%, due 9/1/36	1,125,000	1,079,426
	Philadelphia Authority Industrial Development, Please Touch Museum Project, Revenue Bonds 5.25%, due 9/1/31	2,425,000	2,365,878
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Revenue Bonds Series A 5.625%, due 7/1/42	11,800,000	12,923,242
	Scranton, Unlimited General Obligation Series A 7.25%, due 9/1/23	2,000,000	1,949,540
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,419,228
	York General Authority, York City Recreation Corp., Revenue Bonds
	Insured: AMBAC 5.50%, due 5/1/15	655,000	660,227
	Insured: AMBAC 5.50%, due 5/1/18	1,475,000	1,484,263
	York, Unlimited General Obligation 7.25%, due 11/15/41	1,370,000	1,605,024
			63,656,998
	Rhode Island 0.8%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: RADIAN (zero coupon), due 9/1/24	1,735,000	829,434
	Series A, Insured: RADIAN (zero coupon), due 9/1/26	685,000	283,926
	Series A, Insured: RADIAN (zero coupon), due 9/1/29	1,835,000	613,110
	Series A, Insured: RADIAN (zero coupon), due 9/1/30	1,835,000	569,914
	Series A, Insured: RADIAN (zero coupon), due 9/1/32	1,500,000	405,690
	Series A, Insured: RADIAN (zero coupon), due 9/1/34	1,000,000	231,760
	Series A, Insured: RADIAN (zero coupon), due 9/1/35	280,000	59,335
	Series A, Insured: RADIAN (zero coupon), due 9/1/36	445,000	87,038
	Providence, Special Obligation, Tax Allocation Series E, Insured: RADIAN 5.00%, due 6/1/13	600,000	600,492
	Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 5/15/21	1,000,000	1,024,530
	Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds Series A 6.125%, due 6/1/32	205,000	207,048
	Woonsocket, Unlimited General Obligation
	Insured: FGIC, NATL-RE 5.75%, due 10/1/14	520,000	519,542
	Insured: FGIC, NATL-RE 5.75%, due 10/1/15	500,000	498,130
	Insured: FGIC, NATL-RE 5.75%, due 10/1/16	530,000	523,083
	Insured: FGIC, NATL-RE 6.00%, due 10/1/17	1,200,000	1,187,892
	Insured: FGIC, NATL-RE 6.00%, due 10/1/18	695,000	683,498
			8,324,422
	South Carolina 0.1%
	Richland County, Benedict College Project, Revenue Bonds Insured:AGM-RADIAN 5.125%, due 1/1/28	100,000	100,139
	Richland County, Educational Facilities Revenue, Benedict College Project, Revenue Bonds Insured: RADIAN 5.75%, due 7/1/19	130,000	130,025
	South Carolina Educational Facilities Authority, Benedict College, Revenue Bonds Insured: RADIAN 5.625%, due 7/1/31	220,000	218,121
	South Carolina Jobs-Economic Development Authority, Conway Hospital Inc. Project, Revenue Bonds 4.00%, due 7/1/37	1,000,000	1,014,490
			1,462,775
	Tennessee 0.6%
	Chattanooga Health Educational & Housing Facility Board, CDFI Phace I LLC, Revenue Bonds
	Series A 5.125%, due 10/1/35	100,000	102,533
	Series B 6.00%, due 10/1/35	500,000	522,320
	Clarksville Tennessee Public Building Authority, Financing Morris Town Loans, Revenue Bonds 0.19%, due 7/1/35 (b)	650,000	650,000
	Clarksville Tennessee Public Building Authority, Pooled Financing Bond Fund, Revenue Bonds 0.19%, due 7/1/31 (b)	300,000	300,000
	Montgomery County Public Building Authority, Tennessee County Loan Pool, Revenue Bonds 0.19%, due 7/1/38 (b)	4,825,000	4,825,000
			6,399,853
	Texas 10.5%
	Austin Convention Enterprises, Inc., Revenue Bonds
	Series A, Insured: XLCA 4.30%, due 1/1/33	675,000	680,305
	Series A, Insured: XLCA 5.00%, due 1/1/34	8,750,000	9,167,462
¤	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,655,000	1,103,951
	(zero coupon), due 1/1/33	205,000	73,743
	(zero coupon), due 1/1/34	3,275,000	1,107,769
	(zero coupon), due 1/1/35	3,700,000	1,170,199
	(zero coupon), due 1/1/36	2,000,000	594,840
	(zero coupon), due 1/1/39	3,500,000	868,245
	6.75%, due 1/1/41	7,500,000	8,798,475
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds 5.75%, due 8/15/41	1,750,000	1,991,360
	Harris County Cultural Education Facilities Finance Corp., Medical Center, Revenue Bonds Series B-2 0.12%, due 9/1/31 (b)	1,125,000	1,125,000
	Harris County Texas Cultural Education Facilities Finance Corp., YMCA Greater Houston, Revenue Bonds Series B 0.15%, due 6/1/38 (b)	300,000	300,000
¤	Harris County-Houston Sports Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 11/15/13	215,000	206,247
	Series B, Insured: NATL-RE (zero coupon), due 11/15/15	1,350,000	1,162,552
	Series B, Insured: NATL-RE (zero coupon), due 11/15/16	180,000	146,815
	Series B, Insured: NATL-RE (zero coupon), due 11/15/18	850,000	621,494
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	248,645
	Series B, Insured: NATL-RE (zero coupon), due 11/15/20	285,000	186,738
	Series B, Insured: NATL-RE (zero coupon), due 11/15/22	2,565,000	1,498,781
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	530,000	283,767
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	390,000	187,563
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	605,000	242,115
	Series H, Insured: NATL-RE (zero coupon), due 11/15/30	425,000	159,664
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	340,000	110,415
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	82,688
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	590,000	179,342
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	160,000	49,309
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	830,000	237,480
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,535,000	518,508
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,365,000	302,621
	Series A, Insured: NATL-RE (zero coupon), due 11/15/38	31,120,000	8,003,753
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,165,000	242,635
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	525,000	117,243
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	835,000	163,334
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	128,576
	Series G, Insured: NATL-RE 5.25%, due 11/15/21	110,000	110,151
	Series B, Insured: NATL-RE 5.25%, due 11/15/40	1,940,000	1,944,695
	Series G, Insured: NATL-RE 5.375%, due 11/15/41	160,000	160,222
	Harris County-Houston Sports Authority, Texas Higher Education Finance Corp., Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 11/15/28	550,000	550,231
	Houston Airport System Revenue, Special Facilities Continental Airlines, Revenue Bonds
	Series C 6.125%, due 7/15/27 (a)	480,000	481,882
	Series B 6.125%, due 7/15/27 (a)	175,000	175,686
	Series A 6.625%, due 7/15/38 (a)	1,000,000	1,114,560
	Series E 6.75%, due 7/1/21 (a)	755,000	757,824
	Series E 7.00%, due 7/1/29 (a)	500,000	502,125
	Houston Higher Education Finance Corp., Revenue Bonds
	Series A 6.00%, due 8/15/36	675,000	726,158
	Series A 6.00%, due 8/15/41	940,000	1,003,892
	Series A 6.875%, due 5/15/41	1,700,000	2,167,534
	Love Field Airport Modernization Corp., Southwest Airlines Co. Project, Revenue Bonds 5.00%, due 11/1/28 (a)	2,000,000	2,185,380
	North Texas Education Finance Corp., Revenue Bonds Series A 5.25%, due 12/1/47	7,255,000	7,890,320
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,189,260
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/30	12,000,000	13,056,720
	5.00%, due 12/15/31	8,500,000	9,234,740
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,756,214
	7.50%, due 6/30/33	750,000	950,055
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	3,050,000	3,656,675
	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Revenue Bonds Series A 5.375%, due 2/15/37	500,000	524,635
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	1,300,000	1,336,829
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/37	155,000	36,039
	Texas Transportation Commission, First Tier, Revenue Bonds Series A 5.00%, due 8/15/41	10,500,000	11,610,795
	Travis County Cultural Education Facilities Finance Corp., Wayside Schools, Revenue Bonds Series A 5.25%, due 8/15/42	1,250,000	1,261,100
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,193,530
	Tyler Health Facilities Development Corp., Revenue Bonds Series A 5.375%, due 11/1/37	5,250,000	5,597,707
			115,236,593
	U.S. Virgin Islands 0.5%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	5,000,000	5,500,500

	Utah 0.2%
	Santa Clara Municipal Building Authority, Revenue Bonds Insured: AGC-ICC 4.125%, due 2/1/28 (c)	800,000	800,264
	Utah State Charter School Finance Authority, Da Vinci Academy, Revenue Bonds Series A 7.75%, due 3/15/39	750,000	848,002
	Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Series A 7.00%, due 7/15/45	600,000	687,558
			2,335,824
	Vermont 0.1%
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
	Series A, Insured: RADIAN 4.75%, due 8/15/36	450,000	418,064
	Series A, Insured: RADIAN 5.75%, due 2/15/37	140,000	142,289
	Vermont Educational & Health Buildings Financing Agency, Landmark College Project, Revenue Bonds Series A, Insured: RADIAN 5.00%, due 7/1/34	200,000	181,308
			741,661
	Virginia 3.0%
	Albermarle County Economic Development Authority, Westminster-Canterbury Blue, Revenue Bonds Series A 5.00%, due 1/1/42	1,000,000	1,000,730
	Route 460 Funding Corp., Senior Lien, Revenue Bonds Series A 5.00%, due 7/1/52	7,000,000	7,538,160
	Stafford County & Staunton Industrial Development Authority, Chesterfield County Economic Development, Revenue Bonds Series B, Insured: XLCA 5.00%, due 8/1/37	9,775,000	10,159,646
	Virginia Small Business Financing Authority, Elizabeth River, Revenue Bonds 5.50%, due 1/1/42 (a)	7,300,000	7,995,836
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds 6.00%, due 1/1/37 (a)	1,300,000	1,498,978
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.15%, due 7/1/30 (b)	700,000	700,000
	Virginia State Small Business Financing Authority, Senior Lien-Express Lanes LLC, Revenue Bonds 5.00%, due 1/1/40 (a)	3,500,000	3,637,655
			32,531,005
	Washington 1.8%
	Grant County Public Hospital District No. 3, Columbia Basin Hospital, Unlimited General Obligation
	5.25%, due 12/1/29	1,150,000	1,224,727
	5.50%, due 12/1/36	2,000,000	2,135,260
	Greater Wenatchee Regional Events, Center Public Facilities District, Revenue Bonds
	Series A 5.00%, due 9/1/27	1,000,000	1,065,800
	Series A 5.25%, due 9/1/32	1,000,000	1,062,630
	Series A 5.50%, due 9/1/42	2,500,000	2,655,375
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,114,110
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (a)	2,000,000	2,022,600
	Tobacco Settlement Authority of Washington, Asset-Backed, Revenue Bonds 6.625%, due 6/1/32	115,000	117,759
	Washington Housing Finance Commission, YMCA Snohomish County Project, Revenue Bonds 0.14%, due 12/1/33 (b)	4,740,000	4,740,000
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,002,190
			19,140,451
	West Virginia 0.6%
	Brooke County, Bethany College, Revenue Bonds Series A 6.75%, due 10/1/37	2,500,000	2,931,050
	Ohio County Building Commission, Brooke County, Wheeling Jesuit University Project, Revenue Bonds Series B 5.25%, due 6/1/15	525,000	536,161
	Ohio County, Fort Henry Economic Opportunity, Revenue Bonds 5.75%, due 3/1/36	400,000	431,960
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	2,705,000	2,549,003
			6,448,174
	Wisconsin 0.8%
	Menasha, Unlimited General Obligation 4.40%, due 9/1/17	100,000	95,709
	Public Finance Authority Revenue, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,207,970
	Public Finance Authority, Charter School Revenue, Explore Knowledge Foundation Project, Revenue Bonds
	Series A 5.75%, due 7/15/32	1,820,000	1,884,355
	Series A 6.00%, due 7/15/42	1,165,000	1,196,234
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.00%, due 4/1/22	1,000,000	1,035,640
	5.50%, due 4/1/32	1,250,000	1,298,213
	5.75%, due 4/1/42	1,500,000	1,561,650
	Warrens, Unlimited General Obligation 4.70%, due 12/1/19	120,000	102,092
			8,381,863
	Wyoming 0.2%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	599,380
	Wyoming Community Development Authority, Student Housing, Revenue Bonds 6.50%, due 7/1/43	930,000	1,065,529
			1,664,909
	Total Municipal Bonds (Cost $1,013,267,036)		1,092,314,363

		Shares
	Unaffiliated Investment Companies 0.6%
	California 0.0%‡
	BlackRock MuniYield California Insured Fund, Inc.	13,566	224,517
	Nuveen California Municipal Market Opportunity Fund	5,170	88,666
			313,183
	Michigan 0.0%‡
	Nuveen Michigan Quality Income	24,504	388,386
			388,386
	Multi-State 0.5%
	Market Vectors High Yield Municipal Index ETF	130,000	4,334,200
	SPDR Nuveen S&P High Yield Municipal Bond ETF	18,000	1,064,160
			5,398,360
	New York 0.0%‡
	Nuveen New York Dividend Advantage Municipal Fund	620	9,622

	Pennsylvania 0.1%
	Nuveen Pennsylvania Investment Quality Municipal Fund	7,206	114,936
	Nuveen Pennsylvania Premium Income Municipal Fund 2	20,000	307,600
			422,536
	Total Unaffiliated Investment Companies (Cost $6,179,541)		6,532,087
	Total Investments (Cost $1,019,446,577) (e)	100.5%	1,098,846,450
	Other Assets, Less Liabilities	(0.5)	(5,657,151)
	Net Assets	100.0%	$1,093,189,299

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2013. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2013.
(c)	Illiquid security. The total market value of these securities as of January 31, 2013 is $3,833,314, which represents 0.4% of the Fund's net assets.
(d)	Issue in default.
(e)	As of January 31, 2013, cost is $1,019,460,144 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$80,887,768
Gross unrealized depreciation	(1,501,462)
Net unrealized appreciation	$79,386,306

The following abbreviations are used in the above portfolio:
ACA	-ACA Financial Guaranty Corp.
AGC-ICC	-Assured Guaranty Corporation—Insured Custody Certificates
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
CIFG	-CIFG Group
ETF	-Exchange Traded Fund
FGIC	-Financial Guaranty Insurance Co.
GTY	-Assured Guaranty Corp.
MUN GOVT GTD	-Municipal Government Guaranteed
NATL-RE	-National Public Finance Guarantee Corp.
RADIAN	-Radian Asset Assurance, Inc.
SPDR	-Standard & Poor's Depositary Receipt
XLCA	-XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$1,092,314,363	$—	$1,092,314,363
Unaffiliated Investment Companies	6,532,087	—	—	6,532,087
Total Investments in Securities	$6,532,087	$1,092,314,363	$—	$1,098,846,450

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Equity Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.0% †
	Aerospace & Defense 3.6%
¤	Honeywell International, Inc.	489,775	$33,422,245

	Auto Components 2.4%
	Johnson Controls, Inc.	709,421	22,055,899

	Automobiles 0.8%
	Ford Motor Co.	574,450	7,439,128

	Beverages 0.7%
	Coca-Cola Co. (The)	186,012	6,927,087

	Biotechnology 0.9%
	Gilead Sciences, Inc. (a)	217,000	8,560,650

	Capital Markets 1.5%
	BlackRock, Inc.	57,994	13,702,822

	Chemicals 2.4%
	Monsanto Co.	214,069	21,695,893

	Commercial Banks 2.9%
	BB&T Corp.	499,715	15,131,370
	Wells Fargo & Co.	332,156	11,568,994
			26,700,364
	Communications Equipment 2.9%
	Cisco Systems, Inc.	1,296,900	26,677,233

	Consumer Finance 2.9%
	Capital One Financial Corp.	474,850	26,743,552

	Containers & Packaging 1.2%
	Owens-Illinois, Inc. (a)	452,991	10,781,186

	Diversified Financial Services 6.2%
¤	Citigroup, Inc.	685,950	28,919,652
	JPMorgan Chase & Co.	602,300	28,338,215
			57,257,867
	Diversified Telecommunication Services 2.0%
	BCE, Inc.	408,349	18,138,863

	Energy Equipment & Services 3.8%
	Halliburton Co.	589,300	23,972,724
	National Oilwell Varco, Inc.	153,650	11,391,611
			35,364,335
	Health Care Equipment & Supplies 4.5%
	Baxter International, Inc.	313,450	21,264,448
	Covidien PLC	318,206	19,836,962
			41,101,410
	Health Care Providers & Services 3.8%
	McKesson Corp.	162,250	17,073,567
	UnitedHealth Group, Inc.	323,900	17,882,519
			34,956,086
	Hotels, Restaurants & Leisure 1.9%
	McDonald's Corp.	185,650	17,690,588

	Industrial Conglomerates 3.7%
¤	General Electric Co.	1,519,550	33,855,574

	Insurance 3.3%
	ACE, Ltd.	255,491	21,801,047
	MetLife, Inc.	225,926	8,436,077
			30,237,124
	Machinery 3.4%
	Cummins, Inc.	136,650	15,691,520
	Stanley Black & Decker, Inc.	208,450	16,015,213
			31,706,733
	Media 8.2%
¤	Time Warner, Inc.	860,963	43,495,851
¤	Viacom, Inc. Class B	524,584	31,658,644
			75,154,495
	Metals & Mining 1.7%
	Barrick Gold Corp.	484,200	15,455,664

	Oil, Gas & Consumable Fuels 9.9%
	Encana Corp.	632,100	12,237,456
¤	ExxonMobil Corp.	377,700	33,981,669
	Marathon Oil Corp.	562,900	18,919,069
	Occidental Petroleum Corp.	141,163	12,460,458
	Southwestern Energy Co. (a)	396,900	13,613,670
			91,212,322
	Pharmaceuticals 11.1%
¤	Johnson & Johnson	447,500	33,079,200
	Novartis A.G., ADR	376,950	25,564,749
¤	Pfizer, Inc.	1,591,320	43,411,210
			102,055,159
	Semiconductors & Semiconductor Equipment 4.0%
¤	Texas Instruments, Inc.	1,114,888	36,880,495

	Software 2.0%
	Adobe Systems, Inc. (a)	411,950	15,584,068
	Microsoft Corp.	96,702	2,656,404
			18,240,472
	Specialty Retail 0.7%
	Lowe's Cos., Inc.	171,350	6,543,857

	Wireless Telecommunication Services 3.6%
¤	Vodafone Group PLC, Sponsored ADR	1,204,226	32,899,454

	Total Common Stocks (Cost $666,149,292)		883,456,557

		Principal Amount	Value
	Short-Term Investment 3.5%
	Repurchase Agreement 3.5%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $32,492,220 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 6/30/16, with a Principal Amount of $32,025,000 and a Market Value of $33,146,996)	$32,492,211	32,492,211

	Total Short-Term Investment (Cost $32,492,211)		32,492,211
	Total Investments (Cost $698,641,503) (b)	99.5%	915,948,768
	Other Assets, Less Liabilities	0.5	4,804,011
	Net Assets	100.0%	$920,752,779

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2013, cost is $712,064,265 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$221,554,884
Gross unrealized depreciation	(17,670,381)
Net unrealized appreciation	$203,884,503

-The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$883,456,557	$—	$—	$883,456,557
Short-Term Investment
Repurchase Agreement	—	32,492,211	—	32,492,211
Total Investments in Securities	$883,456,557	$32,492,211	$—	$915,948,768

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.0% †
	Canada 4.0%
	Barrick Gold Corp. (Metals & Mining)	24,550	$783,636
	BCE, Inc. (Diversified Telecommunication Services)	12,400	550,808
	Encana Corp. (Oil, Gas & Consumable Fuels)	45,000	871,200
			2,205,644
	China 1.2%
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	665,500	678,766

	France 5.3%
¤	Sanofi (Pharmaceuticals)	17,250	1,683,110
	Total S.A. (Oil, Gas & Consumable Fuels)	12,800	693,977
	Vallourec S.A. (Machinery)	9,650	524,701
			2,901,788
	Germany 7.3%
	Bayer A.G. (Pharmaceuticals)	9,300	917,770
	SAP A.G. (Software)	7,600	622,666
	Siemens A.G. (Industrial Conglomerates)	10,650	1,168,993
	ThyssenKrupp A.G. (Metals & Mining) (a)	53,700	1,304,430
			4,013,859
	Ireland 2.4%
¤	Covidien PLC (Health Care Equipment & Supplies)	21,100	1,315,374

	Israel 2.1%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	30,850	1,171,992

	Italy 3.1%
¤	ENI S.p.A. (Oil, Gas & Consumable Fuels)	66,950	1,680,829

	Japan 12.7%
	Bridgestone Corp. (Auto Components)	44,450	1,163,200
	Mitsubishi Corp. (Trading Companies & Distributors)	61,700	1,300,865
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	34,800	842,552
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	36,700	1,537,110
	Nissan Motor Co., Ltd. (Automobiles)	98,350	1,006,677
	Tokio Marine Holdings, Inc. (Insurance)	38,800	1,146,880
			6,997,284
	Netherlands 1.0%
	Akzo Nobel N.V. (Chemicals)	7,699	526,762

	Norway 1.6%
	DnB NOR ASA (Commercial Banks)	62,800	878,273

	Singapore 2.3%
	DBS Group Holdings, Ltd. (Commercial Banks)	103,650	1,252,862

	Switzerland 4.8%
¤	ABB, Ltd. (Electrical Equipment) (a)	62,750	1,345,948
	Novartis A.G. (Pharmaceuticals)	18,800	1,280,809
			2,626,757
	United Kingdom 5.0%
	Lloyds Banking Group PLC (Commercial Banks) (a)	1,222,700	1,001,792
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	63,100	1,723,892
			2,725,684
	United States 44.2%
	Adobe Systems, Inc. (Software) (a)	17,050	645,001
	Baxter International, Inc. (Health Care Equipment & Supplies)	14,150	959,936
	BB&T Corp. (Commercial Banks)	16,250	492,050
	BlackRock, Inc. (Capital Markets)	2,100	496,188
	Capital One Financial Corp. (Consumer Finance)	15,300	861,696
	Cisco Systems, Inc. (Communications Equipment)	57,000	1,172,490
	Citigroup, Inc. (Diversified Financial Services)	29,800	1,256,368
	Cummins, Inc. (Machinery)	5,350	614,341
	ExxonMobil Corp. (Oil, Gas & Consumable Fuels)	12,250	1,102,132
	General Electric Co. (Industrial Conglomerates)	47,000	1,047,160
	Halliburton Co. (Energy Equipment & Services)	26,150	1,063,782
	Honeywell International, Inc. (Aerospace & Defense)	16,750	1,143,020
	Johnson & Johnson (Pharmaceuticals)	16,500	1,219,680
¤	Johnson Controls, Inc. (Auto Components)	43,550	1,353,969
	JPMorgan Chase & Co. (Diversified Financial Services)	19,800	931,590
	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	17,550	589,856
	McKesson Corp. (Health Care Providers & Services)	5,550	584,027
	Monsanto Co. (Chemicals)	8,500	861,475
¤	Pfizer, Inc. (Pharmaceuticals)	80,650	2,200,132
	Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	25,250	866,075
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	37,550	1,242,154
¤	Time Warner, Inc. (Media)	31,500	1,591,380
¤	Viacom, Inc. Class B (Media)	26,950	1,626,432
	Wells Fargo & Co. (Commercial Banks)	10,350	360,491
			24,281,425
	Total Common Stocks (Cost $43,507,964)		53,257,299

		Principal Amount	Value
	Short-Term Investment 2.5%
	Repurchase Agreement 2.5%
	United States 2.5%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $1,392,369 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $1,465,000 and a Market Value of $1,424,962) (Capital Markets)	$1,392,369	1,392,369

	Total Short-Term Investment (Cost $1,392,369)		1,392,369

	Total Investments (Cost $44,900,333) (b)	99.5%	54,649,668
	Other Assets, Less Liabilities	0.5	279,095
	Net Assets	100.0%	$54,928,763

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2013, cost is $45,314,151 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$10,246,488
Gross unrealized depreciation	(910,971)
Net unrealized appreciation	$9,335,517

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$53,257,299	$—	$—	$53,257,299
Short-Term Investment
Repurchase Agreement	—	1,392,369	—	1,392,369
Total Investments in Securities	$53,257,299	$1,392,369	$—	$54,649,668

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and January 31, 2013, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP International Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.1% †
	Canada 5.9%
	Barrick Gold Corp. (Metals & Mining)	482,850	$15,412,572
	BCE, Inc. (Diversified Telecommunication Services)	447,500	19,877,950
	Canadian Imperial Bank of Commerce (Commercial Banks)	160,700	13,395,952
	Encana Corp. (Oil, Gas & Consumable Fuels)	917,200	17,756,992
			66,443,466
	China 1.5%
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	15,990,000	16,308,753

	France 12.9%
	Danone S.A. (Food Products)	68,100	4,719,477
	Pernod-Ricard S.A. (Beverages)	136,250	17,057,035
¤	Sanofi (Pharmaceuticals)	480,700	46,902,655
	Schneider Electric S.A. (Electrical Equipment)	295,700	22,524,247
	Total S.A. (Oil, Gas & Consumable Fuels)	577,000	31,283,203
	Vallourec S.A. (Machinery)	424,450	23,078,678
			145,565,295
	Germany 16.3%
¤	Bayer A.G. (Pharmaceuticals)	387,650	38,255,228
	Bayerische Motoren Werke A.G. (Automobiles)	322,850	32,504,841
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	69,900	12,846,107
	SAP A.G. (Software)	337,200	27,626,697
¤	Siemens A.G. (Industrial Conglomerates)	357,150	39,202,436
	ThyssenKrupp A.G. (Metals & Mining) (a)	1,360,630	33,051,142
			183,486,451
	Israel 2.5%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	754,800	28,674,852

	Italy 5.2%
¤	ENI S.p.A. (Oil, Gas & Consumable Fuels)	2,308,950	57,967,895

	Japan 21.9%
¤	Bridgestone Corp. (Auto Components)	1,557,500	40,757,805
	KOMATSU, Ltd. (Machinery)	1,357,200	36,139,559
¤	Mitsubishi Corp. (Trading Companies & Distributors)	2,055,750	43,342,840
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	930,000	22,516,486
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	973,250	40,762,726
	Nissan Motor Co., Ltd. (Automobiles)	2,505,000	25,640,330
¤	Tokio Marine Holdings, Inc. (Insurance)	1,266,300	37,430,247
			246,589,993
	Netherlands 2.7%
	Akzo Nobel N.V. (Chemicals)	441,457	30,204,306

	Norway 2.9%
	DnB NOR ASA (Commercial Banks)	2,313,500	32,354,866

	Singapore 2.9%
	DBS Group Holdings, Ltd. (Commercial Banks)	2,651,850	32,054,035

	Switzerland 9.7%
	ABB, Ltd. (Electrical Equipment) (a)	1,532,350	32,867,944
	Holcim, Ltd. (Construction Materials) (a)	217,650	16,944,676
¤	Novartis A.G. (Pharmaceuticals)	862,600	58,767,320
			108,579,940
	United Kingdom 11.7%
	GlaxoSmithKline PLC (Pharmaceuticals)	925,100	21,208,501
	Lloyds Banking Group PLC (Commercial Banks) (a)	42,898,600	35,148,009
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	1,832,450	50,062,534
	WPP PLC (Media)	1,626,050	25,569,946
			131,988,990
	Total Common Stocks (Cost $901,778,918)		1,080,218,842

		Principal Amount	Value
	Short-Term Investment 3.3%
	Repurchase Agreement 3.3%
	United States 3.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $36,911,977 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 6/30/16, with a Principal Amount of $36,380,000 and a Market Value of $37,654,573) (Capital Markets)	$36,911,967	36,911,967

	Total Short-Term Investment (Cost $36,911,967)		36,911,967
	Total Investments (Cost $938,690,885) (b)	99.4%	1,117,130,809
	Other Assets, Less Liabilities	0.6	7,055,943
	Net Assets	100.0%	$1,124,186,752

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2013, cost is $945,421,638 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$187,353,130
Gross unrealized depreciation	(15,643,959)
Net unrealized appreciation	$171,709,171

The following abbreviation is used in the above portfolio:
ADR	American Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,080,218,842	$—	$—	$1,080,218,842
Short-Term Investment
Repurchase Agreement	—	36,911,967	—	36,911,967
Total Investments in Securities	$1,080,218,842	$36,911,967	$—	$1,117,130,809

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and January 31, 2013 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Select Equity Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.0% †
	Aerospace & Defense 4.4%
¤	Honeywell International, Inc.	2,627,974	$179,332,946

	Auto Components 3.3%
	Johnson Controls, Inc.	4,333,175	134,718,411

	Capital Markets 1.8%
	BlackRock, Inc.	318,700	75,302,436

	Chemicals 2.6%
	Monsanto Co.	1,061,253	107,557,992

	Commercial Banks 3.3%
	BB&T Corp.	2,268,058	68,676,796
	Wells Fargo & Co.	1,955,685	68,116,509
			136,793,305
	Communications Equipment 3.7%
¤	Cisco Systems, Inc.	7,468,537	153,627,806

	Consumer Finance 3.1%
	Capital One Financial Corp.	2,232,222	125,718,743

	Diversified Financial Services 7.2%
	Citigroup, Inc.	3,608,307	152,126,223
	JPMorgan Chase & Co.	3,005,034	141,386,850
			293,513,073
	Energy Equipment & Services 2.9%
	Halliburton Co.	2,945,100	119,806,668

	Health Care Equipment & Supplies 6.2%
	Baxter International, Inc.	2,012,150	136,504,256
	Covidien PLC	1,857,577	115,801,350
			252,305,606
	Health Care Providers & Services 2.1%
	McKesson Corp.	835,350	87,903,880

	Industrial Conglomerates 4.5%
¤	General Electric Co.	8,331,115	185,617,242

	Insurance 0.5%
	ACE, Ltd.	226,950	19,365,644

	Machinery 1.9%
	Cummins, Inc.	689,695	79,197,677

	Media 11.0%
¤	Time Warner, Inc.	5,441,181	274,888,464
¤	Viacom, Inc. Class B	2,904,294	175,274,143
			450,162,607
	Metals & Mining 2.3%
	Barrick Gold Corp.	2,930,900	93,554,328

	Oil, Gas & Consumable Fuels 9.8%
	Encana Corp.	3,101,250	60,040,200
¤	ExxonMobil Corp.	1,822,614	163,980,581
	Marathon Oil Corp.	3,147,000	105,770,670
	Southwestern Energy Co. (a)	2,090,166	71,692,694
			401,484,145
	Pharmaceuticals 14.2%
¤	Johnson & Johnson	2,540,800	187,815,936
	Novartis A.G., ADR	1,704,700	115,612,754
¤	Pfizer, Inc.	10,162,553	277,234,446
			580,663,136
	Semiconductors & Semiconductor Equipment 4.9%
¤	Texas Instruments, Inc.	6,084,400	201,271,952

	Software 2.0%
	Adobe Systems, Inc. (a)	2,191,150	82,891,204

	Wireless Telecommunication Services 4.3%
¤	Vodafone Group PLC, Sponsored ADR	6,445,201	176,082,891

	Total Common Stocks (Cost $3,035,117,972)		3,936,871,692

		Principal Amount	Value
	Short-Term Investment 3.5%
	Repurchase Agreement 3.5%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $144,902,253 (Collateralized by United States Treasury and Government Agency securities with rates between 0.375% and 2.00% and maturity dates between 6/15/15 and 1/30/23, with a Principal Amount of $147,870,000 and a Market Value of $147,801,061)	$144,902,213	144,902,213

	Total Short-Term Investment (Cost $144,902,213)		144,902,213

	Total Investments (Cost $3,180,020,185) (b)	99.5%	4,081,773,905
	Other Assets, Less Liabilities	0.5	21,631,127
	Net Assets	100.0%	$4,103,405,032

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2013, cost is $3,221,060,587 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$929,473,751
Gross unrealized depreciation	(68,760,433)
Net unrealized appreciation	$860,713,318

-The following abbreviation is used in the above portfolio:

ADR	-American Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,936,871,692	$—	$—	$3,936,871,692
Short-Term Investment
Repurchase Agreement	—	144,902,213	—	144,902,213
Total Investments in Securities	$3,936,871,692	$144,902,213	$—	$4,081,773,905

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.3%†
	Asset-Backed Securities 0.2%
	Automobile 0.0%‡
	Nissan Auto Lease Trust Series 2010-B, Class A3 1.12%, due 12/15/13	$165,588	$165,670

	Home Equity 0.1%
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)(b)	147,444	149,843
	RAMP Trust Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (b)	80,974	83,349
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)(b)	96,707	101,470
			334,662
	Other ABS 0.1%
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF3 4.867%, due 3/25/47 (a)(b)	500,000	374,465

	Total Asset-Backed Securities (Cost $985,032)		874,797

	Corporate Bonds 23.6%
	Aerospace & Defense 0.4%
	Boeing Co. (The) 6.125%, due 2/15/33	250,000	317,741
	General Dynamics Corp. 3.60%, due 11/15/42	250,000	228,041
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	113,952
	Lockheed Martin Corp.
	4.25%, due 11/15/19	250,000	280,226
	4.85%, due 9/15/41	100,000	105,363
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	115,823
	United Technologies Corp.
	3.10%, due 6/1/22	300,000	310,200
	4.50%, due 4/15/20	200,000	231,240
	4.50%, due 6/1/42	100,000	107,426
	6.125%, due 2/1/19	125,000	155,868
			1,965,880
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	220,967
	Bunge, Ltd. Finance Corp. 5.35%, due 4/15/14	100,000	105,016
			325,983
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 3/15/20	51,942	56,746
	Southwest Airlines Co. 5.25%, due 10/1/14	75,000	80,184
			136,930
	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	64,778

	Auto Manufacturers 0.1%
	DaimlerChrysler N.A. Holding Corp. 8.50%, due 1/18/31	150,000	230,396

	Auto Parts & Equipment 0.0%‡
	Johnson Controls, Inc.
	5.50%, due 1/15/16	50,000	56,164
	6.00%, due 1/15/36	50,000	59,744
			115,908
	Banks 4.9%
	Bank of America Corp.
	2.00%, due 1/11/18	1,500,000	1,488,678
	5.25%, due 12/1/15	200,000	216,083
	5.42%, due 3/15/17	900,000	984,275
	5.70%, due 1/24/22	325,000	381,133
	Bank of New York Mellon Corp. (The) 2.95%, due 6/18/15	250,000	263,558
	Bank of Nova Scotia 1.95%, due 1/30/17 (c)	250,000	259,575
	BB&T Corp. 3.375%, due 9/25/13	500,000	509,666
	Canadian Imperial Bank of Commerce 2.35%, due 12/11/15	100,000	104,416
	Capital One Financial Corp.
	1.00%, due 11/6/15	250,000	248,918
	5.25%, due 2/21/17	100,000	113,014
	Citigroup, Inc.
	4.45%, due 1/10/17	100,000	109,764
	4.50%, due 1/14/22	400,000	438,034
	4.875%, due 5/7/15	350,000	372,874
	5.875%, due 2/22/33	450,000	485,535
	6.125%, due 11/21/17	500,000	590,264
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 4.50%, due 1/11/21	300,000	333,457
	Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	387,770
	Export-Import Bank of Korea 5.875%, due 1/14/15	350,000	381,236
	Fifth Third Bank 4.75%, due 2/1/15	250,000	267,595
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	150,000	149,750
	5.95%, due 1/18/18	1,000,000	1,161,686
	6.00%, due 6/15/20	900,000	1,061,804
	6.25%, due 9/1/17	200,000	234,077
	HSBC Holdings PLC 4.00%, due 3/30/22	175,000	186,384
	JPMorgan Chase & Co. 4.40%, due 7/22/20	1,250,000	1,379,870
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	785,000	924,969
	KeyBank N.A. 5.80%, due 7/1/14	375,000	401,096
	Korea Development Bank 4.375%, due 8/10/15	300,000	323,595
	Kreditanstalt fuer Wiederaufbau
	4.50%, due 7/16/18	850,000	995,095
	Series G 4.875%, due 1/17/17	850,000	983,025
	Landwirtschaftliche Rentenbank
	3.125%, due 7/15/15	300,000	318,810
	5.125%, due 2/1/17	475,000	553,707
	Mercantile Bankshares Corp. Series B 4.625%, due 4/15/13	100,000	100,792
	Morgan Stanley
	5.50%, due 7/24/20	1,100,000	1,229,316
	6.25%, due 8/28/17	300,000	345,414
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	107,344
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	198,875
	PNC Funding Corp.
	3.625%, due 2/8/15	150,000	158,487
	5.125%, due 2/8/20	100,000	117,446
	Royal Bank of Scotland Group PLC
	5.00%, due 11/12/13	100,000	101,502
	5.05%, due 1/8/15	100,000	103,387
	Royal Bank of Scotland PLC (The) 4.375%, due 3/16/16	200,000	218,232
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	117,454
	SunTrust Banks, Inc. 5.40%, due 4/1/20	15,000	16,694
	U.S. Bancorp 2.875%, due 11/20/14	300,000	312,253
	U.S. Bank N.A. 4.80%, due 4/15/15	100,000	108,477
	UBS A.G.
	5.875%, due 7/15/16	125,000	139,698
	5.875%, due 12/20/17	200,000	237,438
	7.75%, due 9/1/26	100,000	127,603
	Wachovia Bank N.A.
	4.875%, due 2/1/15	575,000	618,177
	5.60%, due 3/15/16	200,000	225,456
	Wachovia Corp.
	5.25%, due 8/1/14	100,000	106,481
	5.50%, due 8/1/35	125,000	139,834
	Wells Fargo & Co. 4.60%, due 4/1/21	250,000	282,503
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	183,531
	Westpac Banking Corp. 3.00%, due 12/9/15	300,000	317,564
			22,223,671
	Beverages 0.4%
	Anheuser-Busch Cos. LLC 6.45%, due 9/1/37	300,000	401,480
	Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 7/15/42	200,000	189,599
	Beam, Inc. 5.375%, due 1/15/16	18,000	20,049
	Brown-Forman Corp. 3.75%, due 1/15/43	50,000	48,301
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	295,104
	Pepsi Bottling Group, Inc. 7.00%, due 3/1/29	60,000	84,058
	PepsiCo., Inc. 5.00%, due 6/1/18	500,000	589,411
			1,628,002
	Biotechnology 0.3%
	Amgen, Inc.
	3.45%, due 10/1/20	150,000	158,849
	4.85%, due 11/18/14	725,000	777,632
	5.85%, due 6/1/17	150,000	176,778
	6.40%, due 2/1/39	100,000	125,461
	Genentech, Inc. 4.75%, due 7/15/15	100,000	109,893
			1,348,613
	Building Materials 0.1%
	CRH America, Inc.
	4.125%, due 1/15/16	100,000	103,707
	6.00%, due 9/30/16	100,000	112,686
	Lafarge S.A.
	6.50%, due 7/15/16	50,000	55,500
	7.125%, due 7/15/36	50,000	51,500
			323,393
	Chemicals 0.2%
	Dow Chemical Co. (The) 4.125%, due 11/15/21	350,000	377,926
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	108,548
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	54,766
	Lubrizol Corp. 5.50%, due 10/1/14	100,000	107,955
	Potash Corporation of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	171,244
	PPG Industries, Inc. 5.75%, due 3/15/13	100,000	100,575
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	137,572
			1,058,586
	Commercial Services 0.0%‡
	R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	9,000	9,338
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	144,020
			153,358
	Computers 0.4%
	Dell, Inc. 4.70%, due 4/15/13	175,000	176,231
	Hewlett-Packard Co.
	1.55%, due 5/30/14	750,000	751,853
	2.20%, due 12/1/15	150,000	150,982
	4.375%, due 9/15/21	150,000	147,773
	HP Enterprise Services LLC Series B 6.00%, due 8/1/13	100,000	102,427
	International Business Machines Corp.
	5.70%, due 9/14/17	250,000	299,764
	5.875%, due 11/29/32	100,000	129,127
	6.50%, due 1/15/28	100,000	132,083
	7.50%, due 6/15/13	100,000	102,663
			1,992,903
	Cosmetics & Personal Care 0.1%
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	106,413
	Procter & Gamble Co. (The)
	4.70%, due 2/15/19	125,000	147,481
	5.55%, due 3/5/37	100,000	127,559
			381,453
	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	4.65%, due 10/17/21	150,000	166,818
	5.875%, due 1/14/38	625,000	730,754
	Series A 6.75%, due 3/15/32	650,000	821,179
			1,718,751
	Electric 1.9%
	Alliant Energy Corp. 4.00%, due 10/15/14	100,000	105,304
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	115,732
	CenterPoint Energy Houston Electric LLC
	5.70%, due 3/15/13	75,000	75,448
	Series K2 6.95%, due 3/15/33	100,000	137,692
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	180,204
	Consolidated Edison Company of New York, Inc. 6.30%, due 8/15/37	275,000	362,177
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	131,149
	DTE Electric Co. 6.40%, due 10/1/13	275,000	285,358
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	236,648
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	266,394
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	75,000	75,000
	FirstEnergy Corp. Series C 7.375%, due 11/15/31	200,000	249,949
	Florida Power & Light Co.
	3.80%, due 12/15/42	300,000	293,999
	5.55%, due 11/1/17	100,000	119,815
	Florida Power Corp. 6.35%, due 9/15/37	200,000	261,362
	Georgia Power Co. 4.75%, due 9/1/40	250,000	271,721
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	44,360
	Kentucky Utilities Co. 1.625%, due 11/1/15	100,000	102,744
	Nevada Power Co. 6.50%, due 8/1/18	150,000	187,027
	NextEra Energy Capital Holdings, Inc. 2.60%, due 9/1/15	300,000	312,057
	NiSource Finance Corp. 6.15%, due 3/1/13	80,000	80,347
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	188,666
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	126,995
	Pacific Gas & Electric Co.
	3.25%, due 9/15/21	175,000	183,930
	5.625%, due 11/30/17	500,000	597,799
	PacifiCorp 6.25%, due 10/15/37	350,000	465,218
	Peco Energy Co. 5.95%, due 10/1/36	150,000	191,386
	Pepco Holdings, Inc. 2.70%, due 10/1/15	200,000	207,763
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	207,151
	PPL Energy Supply LLC 5.40%, due 8/15/14	100,000	106,245
	Progress Energy, Inc. 5.625%, due 1/15/16	125,000	140,706
	PSE&G Power LLC
	5.125%, due 4/15/20	80,000	90,730
	8.625%, due 4/15/31	50,000	71,530
	PSI Energy, Inc. 5.00%, due 9/15/13	100,000	102,765
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	100,000	117,331
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	130,994
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	212,121
	Scottish Power PLC 5.375%, due 3/15/15	100,000	106,704
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	126,361
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	189,101
	Union Electric Co.
	4.65%, due 10/1/13	100,000	102,117
	5.40%, due 2/1/16	100,000	111,750
	Virginia Electric and Power Co.
	6.00%, due 1/15/36	100,000	127,831
	6.00%, due 5/15/37	175,000	225,362
	Wisconsin Electric Power Co. 3.65%, due 12/15/42	250,000	238,427
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	196,946
			8,460,416
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	300,000	342,239

	Electronics 0.1%
	Honeywell International, Inc. 5.70%, due 3/15/37	100,000	128,073
	Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	100,000	131,779
	Thermo Fisher Scientific, Inc. 3.20%, due 3/1/16	250,000	263,840
			523,692
	Environmental Controls 0.2%
	Republic Services, Inc. 5.00%, due 3/1/20	350,000	400,655
	Waste Management, Inc.
	2.60%, due 9/1/16	100,000	104,616
	5.00%, due 3/15/14	50,000	52,375
	7.125%, due 12/15/17	100,000	120,473
	7.75%, due 5/15/32	75,000	104,571
			782,690
	Finance - Auto Loans 0.3%
	Ford Motor Credit Co. LLC 4.25%, due 2/3/17	950,000	1,012,751
	Toyota Motor Credit Corp.
	2.80%, due 1/11/16	100,000	105,297
	3.40%, due 9/15/21	200,000	213,944
			1,331,992
	Finance - Consumer Loans 0.4%
	American General Finance Corp. Series I 5.40%, due 12/1/15	350,000	343,875
	HSBC Finance Corp. 6.676%, due 1/15/21	1,000,000	1,189,934
	SLM Corp. 5.625%, due 8/1/33	250,000	234,375
			1,768,184
	Finance - Credit Card 0.2%
	American Express Co.
	5.50%, due 9/12/16	75,000	85,726
	6.15%, due 8/28/17	625,000	744,767
			830,493
	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos., Inc. (The) 7.25%, due 2/1/18	400,000	496,829
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (c)	250,000	258,450
	Credit Suisse First Boston USA, Inc. 4.875%, due 1/15/15	875,000	945,249
	Merrill Lynch & Co., Inc. 5.70%, due 5/2/17	100,000	110,497
			1,811,025
	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp.
	5.45%, due 2/1/18	150,000	178,362
	8.00%, due 3/1/32	75,000	111,320
			289,682
	Food 0.6%
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	125,857
	Corn Products International, Inc. 4.625%, due 11/1/20	50,000	55,010
	General Mills, Inc. 5.70%, due 2/15/17	300,000	350,194
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	114,537
	Kellogg Co. Series B 7.45%, due 4/1/31	75,000	101,404
	Kraft Foods Group, Inc.
	3.50%, due 6/6/22	200,000	209,164
	5.375%, due 2/10/20	130,000	153,862
	6.125%, due 8/23/18	332,000	405,316
	Kroger Co. (The) 6.40%, due 8/15/17	225,000	268,597
	Mondelez International, Inc.
	5.375%, due 2/10/20	120,000	142,621
	6.125%, due 2/1/18	118,000	142,171
	6.50%, due 8/11/17	225,000	272,177
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	107,285
	6.35%, due 8/15/17	100,000	112,989
	Sysco Corp. 5.375%, due 9/21/35	100,000	120,845
	Unilever Capital Corp. 5.90%, due 11/15/32	100,000	133,458
			2,815,487
	Forest Products & Paper 0.1%
	Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	53,379
	International Paper Co.
	4.75%, due 2/15/22	100,000	111,419
	5.25%, due 4/1/16	150,000	166,075
	5.30%, due 4/1/15	250,000	271,686
			602,559
	Gas 0.0%‡
	AGL Capital Corp. 4.45%, due 4/15/13	100,000	100,759

	Health Care - Products 0.2%
	Baxter International, Inc.
	4.625%, due 3/15/15	150,000	162,085
	5.90%, due 9/1/16	100,000	116,983
	Becton Dickinson and Co. 3.125%, due 11/8/21	100,000	104,206
	CareFusion Corp. 5.125%, due 8/1/14	100,000	106,142
	Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	180,166
	Medtronic, Inc.
	4.45%, due 3/15/20	200,000	227,844
	Series B 4.75%, due 9/15/15	50,000	55,212
	St. Jude Medical, Inc. 3.75%, due 7/15/14	150,000	156,652
			1,109,290
	Health Care - Services 0.3%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	190,947
	CIGNA Corp. 5.125%, due 6/15/20	150,000	172,135
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	110,573
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	108,756
	UnitedHealth Group, Inc.
	2.875%, due 3/15/22	200,000	201,405
	6.00%, due 6/15/17	330,000	393,041
	WellPoint, Inc. 5.95%, due 12/15/34	250,000	292,996
			1,469,853
	Home Builders 0.0%‡
	MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	53,626
	Toll Brothers Finance Corp. 5.15%, due 5/15/15	50,000	53,243
			106,869
	Household Products & Wares 0.0%‡
	Kimberly-Clark Corp. 6.375%, due 1/1/28	100,000	126,235

	Insurance 1.2%
	ACE INA Holdings, Inc.
	2.60%, due 11/23/15	100,000	105,087
	5.70%, due 2/15/17	60,000	70,064
	5.875%, due 6/15/14	105,000	112,422
	AEGON Funding Co. LLC 5.75%, due 12/15/20	100,000	117,938
	Allstate Corp. (The) 5.00%, due 8/15/14	525,000	558,746
	American International Group, Inc.
	5.85%, due 1/16/18	300,000	350,568
	6.25%, due 5/1/36	200,000	252,333
	Assurant, Inc. 5.625%, due 2/15/14	100,000	104,327
	AXA S.A. 8.60%, due 12/15/30	105,000	134,740
	Berkshire Hathaway, Inc. 3.00%, due 2/11/23	500,000	497,395
	Chubb Corp.
	5.20%, due 4/1/13	100,000	100,754
	5.75%, due 5/15/18	100,000	122,043
	Genworth Financial, Inc.
	Class A 4.95%, due 10/1/15	75,000	79,274
	5.75%, due 6/15/14	31,000	32,621
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	150,000	171,533
	Lincoln National Corp.
	4.75%, due 2/15/14	150,000	156,160
	4.85%, due 6/24/21	25,000	27,847
	Marsh & McLennan Cos., Inc. 5.375%, due 7/15/14	100,000	106,347
	MetLife, Inc.
	4.75%, due 2/8/21	400,000	454,534
	5.70%, due 6/15/35	100,000	117,995
	Metropolitan Life Global Funding I 5.125%, due 6/10/14 (c)	220,000	233,367
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	26,924
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	122,871
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	62,806
	Protective Life Corp. 4.875%, due 11/1/14	100,000	104,466
	Prudential Financial, Inc.
	Series B 5.10%, due 9/20/14	500,000	533,880
	5.70%, due 12/14/36	200,000	222,532
	Travelers Cos., Inc. (The)
	3.90%, due 11/1/20	200,000	223,238
	6.75%, due 6/20/36	75,000	103,798
			5,306,610
	Internet 0.0%‡
	Symantec Corp. 2.75%, due 9/15/15	50,000	51,777

	Iron & Steel 0.3%
	ArcelorMittal
	4.25%, due 2/25/15	100,000	102,674
	5.375%, due 6/1/13	200,000	202,090
	6.125%, due 6/1/18	300,000	320,307
	Nucor Corp. 4.125%, due 9/15/22	50,000	54,862
	Vale Overseas, Ltd.
	4.375%, due 1/11/22	100,000	103,285
	6.25%, due 1/23/17	600,000	684,167
			1,467,385
	Lodging 0.0%‡
	Marriott International, Inc. 5.625%, due 2/15/13	50,000	50,064

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	342,000	330,153

	Machinery - Diversified 0.1%
	Deere & Co.
	4.375%, due 10/16/19	100,000	115,072
	7.125%, due 3/3/31	125,000	173,058
			288,130
	Media 1.2%
	CBS Corp.
	3.375%, due 3/1/22	275,000	278,782
	4.85%, due 7/1/42	100,000	99,006
	Comcast Corp.
	5.65%, due 6/15/35	325,000	366,744
	6.45%, due 3/15/37	250,000	309,198
	COX Communications, Inc. 5.45%, due 12/15/14	32,000	34,824
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	3.80%, due 3/15/22	200,000	201,760
	5.20%, due 3/15/20	250,000	283,693
	Discovery Communications LLC
	3.70%, due 6/1/15	200,000	212,791
	6.35%, due 6/1/40	105,000	125,737
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	310,028
	NBC Universal Media LLC 5.15%, due 4/30/20	600,000	698,799
	News America, Inc.
	4.50%, due 2/15/21	100,000	113,028
	5.30%, due 12/15/14	300,000	325,236
	6.40%, due 12/15/35	175,000	213,486
	7.25%, due 5/18/18	100,000	127,117
	Thomson Reuters Corp.
	5.70%, due 10/1/14	50,000	53,952
	5.85%, due 4/15/40	105,000	126,838
	Time Warner Cable, Inc.
	5.00%, due 2/1/20	250,000	285,800
	6.55%, due 5/1/37	275,000	325,199
	6.75%, due 7/1/18	250,000	309,653
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	507,330
	Viacom, Inc. 4.375%, due 3/15/43 (c)	354,000	333,175
			5,642,176
	Metal Fabricate & Hardware 0.0%‡
	Precision Castparts Corp. 3.90%, due 1/15/43	125,000	121,671

	Mining 0.4%
	Alcoa, Inc.
	5.72%, due 2/23/19	287,000	309,260
	5.95%, due 2/1/37	100,000	96,729
	Barrick Australia Finance Property, Ltd. 5.95%, due 10/15/39	150,000	170,042
	Barrick Gold Finance Co. 4.875%, due 11/15/14	50,000	53,240
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	173,382
	Rio Tinto Alcan, Inc. 5.75%, due 6/1/35	50,000	60,791
	Rio Tinto Finance USA PLC 3.50%, due 3/22/22	400,000	416,023
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	150,000	159,017
	Vulcan Materials Co. 6.30%, due 6/15/13	150,000	151,500
			1,589,984
	Miscellaneous - Manufacturing 0.1%
	Cooper U.S., Inc. 2.375%, due 1/15/16	125,000	128,964
	Danaher Corp.
	3.90%, due 6/23/21	50,000	55,375
	5.625%, due 1/15/18	100,000	119,050
	Dover Corp. 5.45%, due 3/15/18	100,000	119,298
	Ingersoll-Rand PLC 4.75%, due 5/15/15	150,000	160,409
			583,096
	Multi-National 0.8%
	European Investment Bank
	2.25%, due 3/15/16	1,100,000	1,153,790
	2.75%, due 3/23/15	500,000	524,100
	2.875%, due 9/15/20	725,000	776,330
	International Bank for Reconstruction & Development
	(zero coupon), due 3/11/31	504,000	250,559
	2.125%, due 3/15/16	750,000	788,041
			3,492,820
	Office & Business Equipment 0.1%
	Pitney Bowes, Inc. 5.75%, due 9/15/17	100,000	106,122
	Xerox Corp.
	6.35%, due 5/15/18	100,000	115,695
	6.40%, due 3/15/16	160,000	180,075
			401,892
	Oil & Gas 1.6%
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	475,000	544,795
	6.45%, due 9/15/36	150,000	179,606
	Apache Corp.
	3.625%, due 2/1/21	250,000	268,284
	4.75%, due 4/15/43	100,000	103,333
	Apache Finance Canada Corp. 4.375%, due 5/15/15	100,000	107,911
	BP Capital Markets PLC
	4.50%, due 10/1/20	250,000	284,541
	5.25%, due 11/7/13	250,000	259,170
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	136,051
	Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	130,962
	Chevron Corp. 4.95%, due 3/3/19	125,000	148,664
	ConocoPhillips 5.90%, due 10/15/32	350,000	436,502
	Devon Energy Corp.
	4.00%, due 7/15/21	200,000	211,678
	7.95%, due 4/15/32	50,000	70,284
	EnCana Corp. 6.50%, due 2/1/38	125,000	150,286
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	224,506
	Hess Corp. 7.30%, due 8/15/31	100,000	123,906
	Marathon Oil Corp. 6.80%, due 3/15/32	100,000	129,664
	Marathon Petroleum Corp.
	3.50%, due 3/1/16	50,000	53,389
	5.125%, due 3/1/21	100,000	115,016
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	183,223
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	500,000	603,750
	Petrobras International Finance Co.
	5.875%, due 3/1/18	475,000	533,995
	7.75%, due 9/15/14	450,000	494,437
	Shell International Finance B.V. 5.50%, due 3/25/40	275,000	344,820
	Total Capital International S.A. 1.55%, due 6/28/17	250,000	251,785
	Total Capital S.A. 2.30%, due 3/15/16	200,000	207,996
	Transocean, Inc.
	6.00%, due 3/15/18	175,000	201,382
	7.375%, due 4/15/18	100,000	118,869
	Valero Energy Corp.
	4.50%, due 2/1/15	175,000	186,852
	6.625%, due 6/15/37	100,000	118,247
	7.50%, due 4/15/32	100,000	126,515
	XTO Energy, Inc. 4.90%, due 2/1/14	75,000	78,328
			7,128,747
	Oil & Gas Services 0.2%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	233,174
	Halliburton Co. 6.15%, due 9/15/19	250,000	313,381
	Weatherford International, Inc. 6.35%, due 6/15/17	225,000	259,245
			805,800
	Pharmaceuticals 0.9%
	Allergan, Inc. 5.75%, due 4/1/16	50,000	57,285
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	130,370
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	94,907
	7.15%, due 6/15/23	50,000	68,118
	Cardinal Health, Inc.
	4.00%, due 6/15/15	200,000	214,792
	5.50%, due 6/15/13	50,000	50,895
	Eli Lilly & Co.
	4.50%, due 3/15/18	100,000	113,587
	7.125%, due 6/1/25	175,000	242,203
	Express Scripts Holding Co. 2.75%, due 11/21/14	300,000	309,257
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	168,184
	Johnson & Johnson 6.95%, due 9/1/29	100,000	138,711
	McKesson Corp. 5.70%, due 3/1/17	50,000	58,563
	Mead Johnson Nutrition Co. 3.50%, due 11/1/14	250,000	260,480
	Medco Health Solutions, Inc. 2.75%, due 9/15/15	200,000	208,417
	Merck & Co., Inc.
	4.75%, due 3/1/15	100,000	108,613
	5.00%, due 6/30/19	250,000	298,139
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	450,000	536,278
	Pfizer, Inc. 6.20%, due 3/15/19	300,000	375,821
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	105,249
	Teva Pharmaceutical Finance LLC 3.00%, due 6/15/15	180,000	189,070
	Wyeth LLC
	6.00%, due 2/15/36	200,000	253,697
	6.45%, due 2/1/24	100,000	133,368
			4,116,004
	Pipelines 0.6%
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	200,000	223,263
	5.95%, due 2/1/15	130,000	141,562
	6.70%, due 7/1/18	100,000	120,369
	Enterprise Products Operating, L.P. Series B 6.875%, due 3/1/33	200,000	250,866
	Kinder Morgan Energy Partners, L.P.
	5.00%, due 12/15/13	150,000	155,315
	5.80%, due 3/15/35	300,000	331,277
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	232,537
	Plains All American Pipeline, L.P. / PAA Finance Corp. 6.65%, due 1/15/37	65,000	81,960
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	60,718
	6.75%, due 2/15/32	125,000	151,409
	Tennessee Gas Pipeline Co. LLC 7.50%, due 4/1/17	300,000	367,999
	Williams Cos., Inc. 8.75%, due 3/15/32	114,000	153,109
	Williams Partners, L.P. 3.80%, due 2/15/15	300,000	317,255
			2,587,639
	Real Estate 0.0%‡
	Regency Centers, L.P. 5.25%, due 8/1/15	100,000	109,179

	Real Estate Investment Trusts 0.3%
	AvalonBay Communities, Inc. 4.95%, due 3/15/13	100,000	100,507
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	53,658
	Camden Property Trust 5.00%, due 6/15/15	100,000	108,306
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	55,838
	5.375%, due 8/1/16	50,000	56,884
	Hospitality Properties Trust 5.125%, due 2/15/15	50,000	52,447
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	56,397
	Liberty Property, L.P. 5.125%, due 3/2/15	100,000	107,358
	Prologis, L.P. 6.625%, due 5/15/18	50,000	60,185
	Simon Property Group, L.P.
	3.375%, due 3/15/22	400,000	416,822
	5.25%, due 12/1/16	225,000	256,761
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	121,807
			1,446,970
	Retail 0.7%
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	117,013
	CVS Caremark Corp.
	4.75%, due 5/18/20	250,000	288,417
	4.875%, due 9/15/14	50,000	53,497
	6.25%, due 6/1/27	175,000	226,646
	Home Depot, Inc. 5.875%, due 12/16/36	250,000	319,639
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	130,646
	6.875%, due 2/15/28	150,000	191,308
	McDonald's Corp. 5.80%, due 10/15/17	300,000	361,858
	Target Corp.
	2.90%, due 1/15/22	100,000	102,339
	6.50%, due 10/15/37	150,000	199,781
	Wal-Mart Stores, Inc.
	5.00%, due 10/25/40	400,000	463,369
	5.375%, due 4/5/17	200,000	234,885
	6.50%, due 8/15/37	175,000	239,446
	Yum! Brands, Inc. 6.25%, due 3/15/18	130,000	155,930
			3,084,774
	Software 0.3%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	98,505
	Microsoft Corp. 3.00%, due 10/1/20	300,000	318,888
	Oracle Corp.
	5.00%, due 7/8/19	400,000	477,008
	5.25%, due 1/15/16	200,000	226,072
			1,120,473
	Sovereign 0.1%
	Svensk Exportkredit AB
	3.25%, due 9/16/14	300,000	313,620
	5.125%, due 3/1/17	200,000	232,320
			545,940
	Telecommunications 1.7%
	America Movil SAB de CV
	3.125%, due 7/16/22	200,000	198,702
	5.75%, due 1/15/15	675,000	733,792
	AT&T, Inc.
	1.60%, due 2/15/17	350,000	352,567
	4.35%, due 6/15/45 (c)	666,000	629,093
	5.55%, due 8/15/41	100,000	112,868
	6.30%, due 1/15/38	300,000	366,324
	BellSouth Corp.
	6.00%, due 11/15/34	6,000	6,527
	6.875%, due 10/15/31	14,000	16,944
	British Telecommunications PLC 9.625%, due 12/15/30	100,000	155,576
	Cisco Systems, Inc.
	4.45%, due 1/15/20	250,000	287,167
	5.50%, due 2/22/16	450,000	513,483
	Deutsche Telekom International Finance B.V.
	5.25%, due 7/22/13	100,000	102,121
	5.75%, due 3/23/16	325,000	367,608
	6.00%, due 7/8/19	250,000	305,586
	Embarq Corp. 7.995%, due 6/1/36	200,000	219,885
	France Telecom S.A. 8.50%, due 3/1/31	250,000	364,265
	Harris Corp. 5.00%, due 10/1/15	50,000	54,937
	Motorola, Inc. 7.50%, due 5/15/25	100,000	124,449
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	100,000	156,975
	Qwest Corp. 6.75%, due 12/1/21	100,000	116,029
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	282,699
	Telecom Italia Capital S.A.
	4.95%, due 9/30/14	150,000	157,130
	6.00%, due 9/30/34	100,000	99,583
	6.375%, due 11/15/33	175,000	179,273
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	110,958
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	241,988
	Verizon Communications, Inc.
	1.25%, due 11/3/14	500,000	506,154
	2.45%, due 11/1/22	100,000	95,833
	5.85%, due 9/15/35	300,000	358,323
	6.40%, due 2/15/38	175,000	222,333
	Verizon Global Funding Corp. 7.75%, due 12/1/30	100,000	143,202
	Vodafone Group PLC
	6.15%, due 2/27/37	125,000	160,251
	7.875%, due 2/15/30	100,000	142,635
			7,885,260
	Transportation 0.5%
	Burlington Northern Santa Fe LLC
	5.75%, due 5/1/40	300,000	358,300
	6.15%, due 5/1/37	175,000	219,318
	6.20%, due 8/15/36	50,000	62,141
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	157,865
	CSX Corp. 5.60%, due 5/1/17	100,000	115,962
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	148,085
	FedEx Corp. 8.00%, due 1/15/19	50,000	65,710
	Norfolk Southern Corp.
	2.903%, due 2/15/23 (c)	106,000	104,798
	4.837%, due 10/1/41	128,000	138,722
	Union Pacific Corp. 4.163%, due 7/15/22	309,000	344,928
	United Parcel Service, Inc.
	5.50%, due 1/15/18	100,000	119,456
	6.20%, due 1/15/38	300,000	401,590
			2,236,875
	Water 0.1%
	American Water Capital Corp.
	4.30%, due 12/1/42	200,000	200,526
	6.085%, due 10/15/17	100,000	119,393
			319,919
	Total Corporate Bonds (Cost $97,220,861)		106,853,408

	Foreign Government Bonds 2.0%
	Foreign Governments 2.0%
	Export Development Canada 3.125%, due 4/24/14	250,000	258,700
	Federal Republic of Brazil
	4.875%, due 1/22/21	750,000	879,375
	6.00%, due 1/17/17	1,350,000	1,584,900
	Poland Government International Bond 5.125%, due 4/21/21	200,000	232,000
	Province of Manitoba Canada 1.30%, due 4/3/17	100,000	101,920
	Province of Nova Scotia 2.375%, due 7/21/15	100,000	104,410
	Province of Ontario
	2.95%, due 2/5/15	250,000	262,176
	4.00%, due 10/7/19	225,000	255,476
	4.10%, due 6/16/14	350,000	367,817
	4.95%, due 11/28/16	350,000	404,180
	Province of Quebec
	5.125%, due 11/14/16	385,000	446,331
	Series NJ 7.50%, due 7/15/23	302,000	420,082
	Republic of Italy 6.875%, due 9/27/23	750,000	877,365
	Republic of Korea 5.75%, due 4/16/14	600,000	634,491
	Republic of Poland 5.25%, due 1/15/14	100,000	104,230
	United Mexican States
	5.125%, due 1/15/20	1,300,000	1,521,000
	5.625%, due 1/15/17	400,000	464,600
	Total Foreign Government Bonds (Cost $8,194,726)		8,919,053

	Mortgage-Backed Securities 2.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.4%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	1,004,078	1,004,901
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15, Class AAB 5.315%, due 2/11/44	1,134,000	1,171,584
	CD 2007-CD4 Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, due 12/11/49	1,000,000	1,136,176
	Commercial Mortgage Trust Series 2006-GG7, Class A4 5.867%, due 7/10/38 (d)	1,000,000	1,137,950
	GS Mortgage Securities Trust Series 2006-GG6, Class AM 5.622%, due 4/10/38 (e)	1,200,000	1,323,698
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2003-CB7, Class A4 4.879%, due 1/12/38 (e)	445,079	455,545
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,245,000	1,421,888
¤	Morgan Stanley Capital I, Inc.
	Series 2005-IQ10, Class AAB 5.178%, due 9/15/42 (e)	118,832	118,793
	Series 2006-HQ8, Class AM 5.469%, due 3/12/44 (d)	1,200,000	1,331,064
	Series 2006-IQ11, Class A4 5.693%, due 10/15/42 (d)	1,400,000	1,568,349
	Total Mortgage-Backed Securities (Cost $8,169,282)		10,669,948

	Municipal Bonds 0.6%
	Arizona 0.3%
	Salt River Project Agricultural Improvement and Power District Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,168,260

	Connecticut 0.1%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	580,915

	Kansas 0.2%
	Kansas State Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	1,110,390
	Total Municipal Bonds (Cost $2,522,512)		2,859,565

	U.S. Government & Federal Agencies 69.8%
¤	Federal Home Loan Bank 0.9%
	1.30%, due 2/27/18	1,000,000	1,000,531
	3.625%, due 10/18/13	3,000,000	3,073,257
			4,073,788
¤	Federal Home Loan Mortgage Corporation 2.8%
	0.53%, due 11/20/15	900,000	900,952
	0.55%, due 2/27/15	1,500,000	1,500,468
	2.375%, due 1/13/22	1,500,000	1,541,529
	3.75%, due 3/27/19	1,100,000	1,258,198
	4.50%, due 1/15/15	2,000,000	2,163,436
	4.75%, due 1/19/16	2,000,000	2,254,182
	5.125%, due 10/18/16	2,430,000	2,832,330
			12,451,095
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.1%
	2.429%, due 12/1/41 (e)	1,074,618	1,120,624
	2.50%, due 2/1/27 TBA (f)	900,000	928,125
	3.00%, due 5/1/26 TBA (f)	2,600,000	2,719,031
	3.00%, due 8/1/42 TBA (f)	400,000	410,250
	3.50%, due 4/1/26	700,023	737,020
	3.50%, due 5/1/26	293,906	309,439
	3.50%, due 4/1/32	843,138	889,660
	3.50%, due 4/1/41	293,946	309,109
	3.50%, due 12/1/41 TBA (f)	1,300,000	1,362,969
	3.50%, due 3/1/42	445,258	468,226
	3.50%, due 4/1/42	686,743	723,885
	4.00%, due 7/1/23	671,400	711,055
	4.00%, due 6/1/24	338,205	358,074
	4.00%, due 4/1/26	316,493	335,087
	4.00%, due 2/1/31	398,458	426,402
	4.00%, due 7/1/39	952,942	1,010,390
	4.00%, due 12/1/40	2,017,924	2,140,837
	4.00%, due 2/1/41	407,504	432,325
	4.00%, due 5/1/42	829,599	889,981
	4.50%, due 4/1/20	558,009	594,802
	4.50%, due 10/1/24	206,616	219,853
	4.50%, due 5/1/25	332,787	354,107
	4.50%, due 7/1/30	318,929	341,034
	4.50%, due 6/1/34	128,291	136,822
	4.50%, due 6/1/35	195,983	208,893
	4.50%, due 8/1/35	250,440	266,937
	4.50%, due 7/1/39	22,348	23,778
	4.50%, due 8/1/39	440,274	468,450
	4.50%, due 1/1/40	988,140	1,051,378
	4.50%, due 8/1/40	2,338,601	2,497,034
	4.50%, due 2/1/41	17,395	18,611
	5.00%, due 1/1/25	559,162	598,478
	5.00%, due 8/1/30	308,631	343,136
	5.00%, due 8/1/35	1,918,509	2,072,279
	5.00%, due 6/1/37	1,663,411	1,790,497
	5.00%, due 3/1/40	413,287	448,737
	5.00%, due 2/1/41	628,678	683,389
	5.171%, due 4/1/39 (e)	343,132	368,444
	5.50%, due 2/1/18	109,559	116,714
	5.50%, due 3/1/23	61,002	65,806
	5.50%, due 6/1/23	143,412	154,706
	5.50%, due 11/1/27	193,525	209,848
	5.50%, due 9/1/35	256,320	278,661
	5.50%, due 4/1/37	1,681,194	1,818,797
	5.50%, due 11/1/37	195,131	211,102
	5.50%, due 4/1/38	294,887	320,589
	5.50%, due 8/1/38	285,097	308,253
	6.00%, due 8/1/17	95,974	100,930
	6.00%, due 6/1/21	46,946	51,561
	6.00%, due 9/1/21	88,968	97,715
	6.00%, due 11/1/22	68,490	75,548
	6.00%, due 4/1/36	322,886	352,833
	6.00%, due 8/1/36	129,750	141,784
	6.00%, due 2/1/37	435,656	476,062
	6.00%, due 12/1/39	420,569	458,918
	6.00%, due 5/1/40	1,019,717	1,119,709
	6.111%, due 10/1/36 (e)	189,177	206,118
	6.50%, due 6/1/14	1,264	1,318
	6.50%, due 4/1/17	3,627	3,877
	6.50%, due 5/1/17	17,008	18,466
	6.50%, due 11/1/25	13,726	15,283
	6.50%, due 5/1/26	2,365	2,672
	6.50%, due 3/1/27	6,769	7,652
	6.50%, due 5/1/31	9,260	10,702
	6.50%, due 8/1/31	5,299	6,124
	6.50%, due 1/1/32	41,444	46,911
	6.50%, due 3/1/32	37,756	43,436
	6.50%, due 4/1/32	18,822	21,654
	6.50%, due 7/1/32	27,928	32,129
	6.50%, due 1/1/34	38,558	43,511
	6.50%, due 1/1/37	173,769	197,245
	6.50%, due 9/1/37	283,716	322,238
	7.00%, due 4/1/26	4,665	5,509
	7.00%, due 7/1/26	483	571
	7.00%, due 12/1/27	6,806	8,069
	7.00%, due 1/1/30	3,917	4,628
	7.00%, due 3/1/31	31,082	36,496
	7.00%, due 10/1/31	10,040	11,789
	7.00%, due 3/1/32	40,237	47,246
	7.00%, due 9/1/33	199,201	231,470
	7.00%, due 11/1/36	67,720	77,913
	7.00%, due 12/1/37	146,665	168,852
	7.50%, due 1/1/16	1,761	1,864
	7.50%, due 1/1/26	1,292	1,540
	7.50%, due 2/1/32	28,346	34,623
	8.00%, due 7/1/26	2,164	2,352
			36,740,942
¤	Federal National Mortgage Association 1.7%
	1.00%, due 12/28/17	650,000	646,090
	2.625%, due 11/20/14	500,000	521,344
	3.00%, due 9/16/14	3,000,000	3,135,588
	5.375%, due 6/12/17	2,100,000	2,505,073
	6.21%, due 8/6/38	475,000	687,916
			7,496,011
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.1%
	2.263%, due 12/1/41 (e)	1,901,708	1,968,812
	2.50%, due 7/1/27 TBA (f)	1,800,000	1,861,875
	3.00%, due 11/1/26 TBA (f)	1,500,000	1,574,766
	3.00%, due 8/1/42 TBA (f)	4,700,000	4,840,265
	3.485%, due 8/1/40 (e)	524,141	554,344
	3.50%, due 11/1/25	2,155,707	2,281,007
	3.50%, due 5/1/31	601,291	634,922
	3.50%, due 12/1/40	767,261	809,696
	3.50%, due 1/1/41	414,386	437,304
	3.50%, due 2/1/41	413,660	436,539
	3.50%, due 12/1/41	1,088,571	1,148,777
	3.50%, due 12/1/41 TBA (f)	3,400,000	3,576,906
	3.50%, due 3/1/42	825,143	871,810
	4.00%, due 3/1/22	216,460	233,303
	4.00%, due 2/1/25	831,734	888,137
	4.00%, due 3/1/25	1,035,712	1,106,594
	4.00%, due 6/1/30	148,757	159,190
	4.00%, due 1/1/31	329,364	352,462
	4.00%, due 6/1/39	1,119,070	1,190,205
	4.00%, due 12/1/39	970,695	1,031,850
	4.00%, due 7/1/40	626,712	666,206
	4.00%, due 9/1/40	2,973,478	3,163,421
	4.00%, due 3/1/41	1,193,374	1,269,979
	4.00%, due 1/1/42	1,034,768	1,101,191
	4.50%, due 5/1/19	13,036	14,038
	4.50%, due 11/1/22	14,383	15,462
	4.50%, due 2/1/23	65,214	70,085
	4.50%, due 3/1/23	53,552	57,552
	4.50%, due 6/1/23	532,703	572,489
	4.50%, due 4/1/24	255,851	276,439
	4.50%, due 3/1/30	402,432	433,553
	4.50%, due 6/1/39 TBA (f)	5,100,000	5,468,156
	4.50%, due 3/1/40	2,211,755	2,439,032
	4.50%, due 4/1/41	472,398	502,045
	4.50%, due 7/1/41	1,877,180	2,024,320
	5.00%, due 3/1/21	12,632	13,668
	5.00%, due 6/1/22	134,393	145,249
	5.00%, due 4/1/23	122,821	132,608
	5.00%, due 7/1/23	123,538	133,383
	5.00%, due 8/1/23	297,951	322,485
	5.00%, due 1/1/24	168,990	182,456
	5.00%, due 11/1/29	290,696	314,035
	5.00%, due 7/1/30	215,628	232,805
	5.00%, due 7/1/35	486,759	527,915
	5.00%, due 11/1/35	330,302	357,027
	5.00%, due 2/1/36	781,344	847,067
	5.00%, due 7/1/36	428,922	466,738
	5.00%, due 7/1/37	1,349,543	1,465,483
	5.00%, due 8/1/38	646,285	701,223
	5.00%, due 1/1/39	338,913	374,299
	5.00%, due 7/1/39	618,270	667,522
	5.00%, due 9/1/40	208,725	226,396
	5.50%, due 8/1/17	13,732	14,745
	5.50%, due 7/1/22	232,725	250,907
	5.50%, due 11/1/23	53,165	57,319
	5.50%, due 4/1/30	294,599	323,286
	5.50%, due 9/1/33	259,681	285,033
	5.50%, due 12/1/34	542,450	592,696
	5.50%, due 5/1/35	177,542	193,766
	5.50%, due 6/1/35	83,025	90,612
	5.50%, due 8/1/35	78,659	85,847
	5.50%, due 4/1/36	191,400	208,890
	5.50%, due 11/1/36	145,072	157,603
	5.50%, due 3/1/37	811,813	881,049
	5.50%, due 4/1/37	107,941	117,147
	5.50%, due 8/1/37	1,094,419	1,201,266
	5.50%, due 3/1/38	1,326,404	1,439,320
	5.50%, due 12/1/38	339,116	370,104
	5.50%, due 2/1/39	179,206	195,581
	5.50%, due 7/1/40	298,266	329,529
	6.00%, due 6/1/16	10,938	11,612
	6.00%, due 7/1/16	8,021	8,515
	6.00%, due 9/1/16	5,324	5,652
	6.00%, due 9/1/17	5,291	5,685
	6.00%, due 7/1/36	313,471	342,997
	6.00%, due 12/1/36	101,257	110,794
	6.00%, due 4/1/37	282,268	308,855
	6.00%, due 7/1/37	548,974	600,683
	6.00%, due 8/1/37	167,088	182,826
	6.00%, due 12/1/37	401,955	439,816
	6.00%, due 2/1/38	565,759	619,049
	6.00%, due 1/1/39	1,102,326	1,205,465
	6.50%, due 6/1/15	2,948	3,024
	6.50%, due 7/1/32	4,895	5,755
	6.50%, due 8/1/32	89,329	100,934
	6.50%, due 8/1/35	111,564	131,442
	6.50%, due 9/1/35	2,394	2,820
	6.50%, due 7/1/36	262,089	292,292
	6.50%, due 8/1/36	72,251	80,594
	6.50%, due 9/1/36	167,111	186,994
	6.50%, due 10/1/36	84,157	94,601
	6.50%, due 11/1/36	85,109	94,929
	6.50%, due 8/1/37	5,541	6,234
	6.50%, due 10/1/37	5,164	5,760
	6.50%, due 11/1/37	67,017	74,808
	6.50%, due 12/1/37	87,495	97,686
	6.50%, due 2/1/38	216,607	241,802
	7.00%, due 9/1/37	56,496	66,908
	7.00%, due 10/1/37	5,068	5,780
	7.00%, due 11/1/37	172,103	203,824
	7.50%, due 7/1/30	9,608	10,619
	7.50%, due 7/1/31	36,225	44,154
	7.50%, due 8/1/31	463	482
	8.00%, due 1/1/25	170	176
	8.00%, due 6/1/25	180	217
	8.00%, due 9/1/25	872	1,053
	8.00%, due 9/1/26	4,632	5,607
	8.00%, due 10/1/26	863	941
	8.00%, due 11/1/26	921	1,120
	8.00%, due 4/1/27	1,626	1,978
	8.00%, due 6/1/27	17,616	19,429
	8.00%, due 12/1/27	4,122	4,170
	8.00%, due 1/1/28	28,645	34,940
			63,600,813
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.2%
	3.00%, due 8/1/42 TBA (f)	400,000	417,375
	3.00%, due 9/1/42 TBA (f)	800,000	833,500
	3.50%, due 11/1/41 TBA (f)	1,700,000	1,826,359
	3.50%, due 3/1/42 TBA (f)	3,500,000	3,753,750
	3.50%, due 4/15/42	437,482	470,781
	4.00%, due 9/15/25	381,193	409,723
	4.00%, due 8/1/40 TBA (f)	400,000	435,062
	4.00%, due 12/15/41	1,552,693	1,690,443
	4.00%, due 1/20/42	3,552,431	3,836,467
	4.50%, due 11/15/24	334,679	364,748
	4.50%, due 4/15/39	1,498,312	1,641,203
	4.50%, due 5/20/39	2,432,335	2,652,985
	4.50%, due 10/20/39	337,936	367,913
	4.50%, due 6/20/40	360,643	396,240
	4.50%, due 7/15/40	321,751	353,241
	4.50%, due 9/15/40	1,093,210	1,210,791
	4.50%, due 10/20/40	345,537	378,779
	4.50%, due 7/20/41	578,156	633,057
	4.50%, due 9/20/41	378,499	414,437
	5.00%, due 4/20/33	113,300	124,778
	5.00%, due 8/15/33	60,671	66,761
	5.00%, due 2/15/36	353,914	385,897
	5.00%, due 6/20/36	10,618	11,677
	5.00%, due 5/15/39	412,670	449,963
	5.00%, due 8/15/39	674,857	747,652
	5.00%, due 9/15/39	692,785	756,257
	5.00%, due 5/15/40	150,437	165,019
	5.00%, due 9/20/40	2,627,753	2,900,706
	5.50%, due 3/15/33	754,536	831,210
	5.50%, due 7/15/34	275,901	303,765
	5.50%, due 7/20/34	109,805	121,655
	5.50%, due 9/15/35	249,964	274,584
	5.50%, due 12/20/35	239,939	263,534
	5.50%, due 1/20/39	529,566	578,994
	6.00%, due 3/20/29	29,627	33,517
	6.00%, due 1/15/32	61,808	70,212
	6.00%, due 12/15/32	20,783	23,609
	6.00%, due 3/20/33	155,775	176,955
	6.00%, due 2/15/34	149,594	168,952
	6.00%, due 1/20/35	82,046	92,996
	6.00%, due 6/15/35	102,682	115,649
	6.00%, due 9/15/35	186,025	210,737
	6.00%, due 9/20/40	604,271	683,031
	6.50%, due 3/20/31	19,056	21,877
	6.50%, due 1/15/32	25,731	30,154
	6.50%, due 6/15/35	1,762	2,006
	6.50%, due 12/15/35	31,147	35,927
	6.50%, due 1/15/36	150,682	171,841
	6.50%, due 9/15/36	60,964	71,806
	6.50%, due 9/15/37	89,677	101,982
	6.50%, due 10/15/37	92,149	106,096
	6.50%, due 11/15/38	335,728	381,308
	7.00%, due 2/15/26	572	675
	7.00%, due 6/15/29	552	579
	7.00%, due 12/15/29	3,604	4,307
	7.00%, due 5/15/31	2,345	2,781
	7.00%, due 8/15/31	5,722	6,787
	7.00%, due 8/20/31	27,852	33,945
	7.00%, due 8/15/32	41,388	48,931
	7.50%, due 3/15/26	1,746	1,751
	7.50%, due 10/15/26	1,765	1,861
	7.50%, due 11/15/26	1,246	1,308
	7.50%, due 1/15/30	14,614	15,818
	7.50%, due 10/15/30	7,095	8,225
	7.50%, due 3/15/32	22,546	27,778
	8.00%, due 6/15/26	193	234
	8.00%, due 10/15/26	353	426
	8.00%, due 11/15/26	1,598	1,624
	8.00%, due 5/15/27	122	126
	8.00%, due 7/15/27	880	1,069
	8.00%, due 9/15/27	356	433
	8.00%, due 11/15/30	19,472	24,044
	8.50%, due 7/15/26	1,028	1,264
	8.50%, due 11/15/26	5,771	5,941
			32,757,868
¤	United States Treasury Bonds 4.5%
	2.75%, due 8/15/42	2,175,000	2,003,040
	2.75%, due 11/15/42	1,150,000	1,057,281
	3.75%, due 8/15/41	1,860,000	2,091,628
	4.25%, due 11/15/40	2,000,000	2,447,500
	4.375%, due 5/15/41	800,000	998,625
	4.75%, due 2/15/37	3,100,000	4,066,813
	4.75%, due 2/15/41	2,755,000	3,642,195
	5.25%, due 11/15/28	1,900,000	2,545,407
	6.75%, due 8/15/26	1,000,000	1,504,688
			20,357,177
¤	United States Treasury Notes 30.5%
	0.25%, due 11/30/14	9,950,000	9,949,612
	0.25%, due 8/15/15	18,200,000	18,154,500
	0.25%, due 9/15/15	10,000,000	9,971,090
	0.25%, due 10/15/15	2,750,000	2,741,192
	0.375%, due 11/15/15	5,300,000	5,299,587
	0.375%, due 1/15/16	18,600,000	18,584,023
	0.50%, due 8/15/14	4,000,000	4,017,032
	0.625%, due 5/31/17	1,220,000	1,215,139
	0.75%, due 6/30/17	6,750,000	6,752,106
	0.75%, due 12/31/17	19,475,000	19,370,010
	1.00%, due 9/30/19	7,200,000	7,062,754
	1.125%, due 12/31/19	1,000,000	984,297
	1.25%, due 9/30/15	4,695,000	4,805,041
	1.375%, due 9/30/18	2,950,000	3,003,699
	1.625%, due 8/15/22	7,200,000	7,004,815
	1.625%, due 11/15/22	3,700,000	3,582,062
	1.875%, due 9/30/17	3,000,000	3,147,423
	2.25%, due 7/31/18	2,000,000	2,134,532
	2.625%, due 11/15/20	3,236,000	3,491,592
	3.375%, due 11/15/19	5,855,000	6,643,598
			137,914,104
	Total U.S. Government & Federal Agencies (Cost $309,084,818)		315,391,798

	Yankee Bonds 0.7% (g)
	Banks 0.0%‡
	Westpac Banking Corp. 4.625%, due 6/1/18	50,000	54,839

	Mining 0.0%‡
	Xstrata Canada Corp. 5.50%, due 6/15/17	50,000	56,349

	Multi-National 0.2%
	Inter-American Development Bank 6.80%, due 10/15/25	604,000	857,228

	Oil & Gas 0.3%
	Canadian Natural Resources, Ltd.
	5.85%, due 2/1/35	155,000	182,482
	6.50%, due 2/15/37	75,000	96,185
	EnCana Corp. 6.50%, due 8/15/34	85,000	102,785
	Petro-Canada
	4.00%, due 7/15/13	100,000	101,474
	6.05%, due 5/15/18	325,000	393,470
	Statoil ASA 7.75%, due 6/15/23	125,000	173,672
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	121,489
	6.50%, due 6/15/38	100,000	129,445
	Talisman Energy, Inc.
	5.125%, due 5/15/15	50,000	53,914
	6.25%, due 2/1/38	55,000	63,930
			1,418,846
	Oil & Gas Services 0.0%‡
	Weatherford International, Inc. 4.95%, due 10/15/13	100,000	102,895

	Pipelines 0.2%
	TransCanada Pipelines, Ltd.
	4.875%, due 1/15/15	380,000	409,739
	5.85%, due 3/15/36	150,000	185,249
			594,988
	Transportation 0.0%‡
	Canadian National Railway Co. 6.20%, due 6/1/36	100,000	131,986

	Water 0.0%‡
	United Utilities PLC 5.375%, due 2/1/19	100,000	109,983
	Total Yankee Bonds (Cost $2,784,842)		3,327,114
	Total Long-Term Bonds (Cost $428,962,073)		448,895,683

	Short-Term Investments 5.8%
	Financial Company Commercial Paper 1.1%
	National Rural Utilities Cooperative Finance Corp. 0.13%, due 2/5/13 (h)	5,000,000	4,999,928

	Total Financial Company Commercial Paper (Cost $4,999,928)		4,999,928

	Other Commercial Paper 4.7%
	Abbot Laboratories 0.093%, due 2/12/13 (c)(h)	5,000,000	4,999,847
	Air Products & Chemicals, Inc. 0.113%, due 2/13/13 (c)(h)	1,250,000	1,249,950
	Southern Co. Funding Corp. 0.193%, due 2/19/13 (c)(h)	4,850,000	4,849,515
	TD Securities Government 0.12%, due 2/1/13 (h)	10,169,000	10,169,000

	Total Other Commercial Paper (Cost $21,268,312)		21,268,312

	Total Short-Term Investments (Cost $26,268,240)		26,268,240

	Total Investments (Cost $455,230,313) (i)	105.1%	475,163,923
	Other Assets, Less Liabilities	(5.1)	(22,930,680)
	Net Assets	100.0%	$452,233,243

¤	Among the Fund's 10 largest issuers held, as of January 31, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of January 31, 2013 is $625,778, which represents 0.1% of the Fund's net assets.
(b)	Step coupon. Rate shown is the rate in effect as of January 31, 2013.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of January 31, 2013.
(e)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of January 31, 2013 is $30,008,389, which represents 6.6% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(g)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	As of January 31, 2013, cost is $455,238,018 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$21,154,322
Gross unrealized depreciation	(1,228,417)
Net unrealized appreciation	$19,925,905

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$874,797	$—	$874,797
Corporate Bonds	—	106,853,408	—	106,853,408
Foreign Government Bonds	—	8,919,053	—	8,919,053
Mortgage-Backed Securities	—	10,669,948	—	10,669,948
Municipal Bonds	—	2,859,565	—	2,859,565
U.S. Government & Federal Agencies	—	315,391,798	—	315,391,798
Yankee Bonds	—	3,327,114	—	3,327,114
Total Long-Term Bonds	—	448,895,683	—	448,895,683
Short-Term Investments
Financial Company Commercial Paper	—	4,999,928	—	4,999,928
Other Commercial Paper	—	21,268,312	—	21,268,312
Total Short-Term Investments	—	26,268,240	—	26,268,240
Total Investments in Securities	$—	$475,163,923	$—	$475,163,923

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Intermediate Term Bond Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.0%†
	Asset-Backed Security 0.1%
	Utilities 0.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$675,000	$813,856

	Total Asset-Backed Security (Cost $674,793)		813,856

	Convertible Bond 0.2%
	Holding Company - Diversified 0.2%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	1,200,000	1,220,280

	Total Convertible Bond (Cost $1,203,520)		1,220,280

	Corporate Bonds 56.5%
	Advertising 0.2%
	Lamar Media Corp.
	7.875%, due 4/15/18	170,000	186,363
	9.75%, due 4/1/14	1,175,000	1,280,750
			1,467,113
	Aerospace & Defense 0.1%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	589,000	646,428

	Agriculture 1.7%
	Altria Group, Inc. 9.25%, due 8/6/19	470,000	649,018
	Bunge, Ltd. Finance Corp.
	4.10%, due 3/15/16	2,200,000	2,359,029
	5.10%, due 7/15/15	2,000,000	2,174,176
	Cargill, Inc.
	4.307%, due 5/14/21 (b)	3,000,000	3,254,406
	6.00%, due 11/27/17 (b)	1,050,000	1,253,302
	7.35%, due 3/6/19 (b)	540,000	671,532
	Lorillard Tobacco Co. 8.125%, due 6/23/19	720,000	917,876
	Philip Morris International, Inc. 4.375%, due 11/15/41	3,175,000	3,259,592
			14,538,931
	Apparel 0.2%
	VF Corp. 3.50%, due 9/1/21	1,360,000	1,436,981

	Auto Manufacturers 0.7%
	Ford Motor Co.
	7.45%, due 7/16/31	2,095,000	2,671,125
	9.215%, due 9/15/21	2,355,000	3,061,500
			5,732,625
	Auto Parts & Equipment 0.2%
	Schaeffler Finance B.V.
	7.75%, due 2/15/17 (b)	885,000	1,000,050
	8.50%, due 2/15/19 (b)	525,000	595,219
			1,595,269
	Banks 8.7%
¤	AgriBank FCB 9.125%, due 7/15/19	5,795,000	7,754,405
	Ally Financial, Inc.
	4.625%, due 6/26/15	527,000	553,425
	5.50%, due 2/15/17	775,000	833,186
	7.50%, due 9/15/20	295,000	354,738
	Banco Santander Mexico S.A. Institucion De Banca Multiple Grupo Financiero Santand 4.125%, due 11/9/22 (b)	5,920,000	5,979,200
	Bank of America Corp.
	3.30%, due 1/11/23	680,000	670,627
	5.70%, due 1/24/22	415,000	486,677
	5.75%, due 8/15/16	1,400,000	1,548,522
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (b)	3,750,000	4,368,750
	CIT Group, Inc. 6.625%, due 4/1/18 (b)	5,585,000	6,255,200
¤	Citigroup, Inc.
	5.00%, due 9/15/14	1,250,000	1,316,490
	5.875%, due 1/30/42	2,020,000	2,428,573
	6.125%, due 8/25/36	4,579,000	5,087,667
	8.50%, due 5/22/19	466,500	622,128
	Discover Bank
	7.00%, due 4/15/20	3,550,000	4,363,142
	8.70%, due 11/18/19	474,000	622,974
	Fifth Third Bancorp 5.45%, due 1/15/17	1,477,000	1,648,385
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	2,850,000	2,845,243
	5.95%, due 1/18/18	1,000,000	1,161,686
	JPMorgan Chase & Co.
	5.125%, due 9/15/14	2,140,000	2,277,863
	5.15%, due 10/1/15	1,000,000	1,097,677
	7.90%, due 12/31/49 (a)	3,750,000	4,314,000
	KeyBank N.A. 5.80%, due 7/1/14	3,765,000	4,027,006
¤	Morgan Stanley
	4.75%, due 4/1/14	3,135,000	3,248,659
	4.875%, due 11/1/22	3,820,000	3,914,984
	5.625%, due 9/23/19	285,000	323,231
	6.00%, due 5/13/14	1,490,000	1,579,410
	6.00%, due 4/28/15	300,000	326,659
	Regions Bank
	6.45%, due 6/26/37	1,985,000	2,121,469
	7.50%, due 5/15/18	1,985,000	2,418,723
	UBS A.G. 3.875%, due 1/15/15	215,000	227,859
			74,778,558
	Beverages 0.7%
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19	2,000,000	2,639,904
	Constellation Brands, Inc.
	4.625%, due 3/1/23	200,000	203,750
	7.25%, due 9/1/16	1,723,000	1,972,835
	8.375%, due 12/15/14	1,061,000	1,180,362
			5,996,851
	Building Materials 0.1%
	Texas Industries, Inc. 9.25%, due 8/15/20	400,000	442,000
	USG Corp. 6.30%, due 11/15/16	630,000	663,075
			1,105,075
	Chemicals 0.8%
	Dow Chemical Co. (The) 8.55%, due 5/15/19	1,015,000	1,368,821
	NOVA Chemicals Corp. 8.625%, due 11/1/19	492,000	560,880
	Olin Corp. 8.875%, due 8/15/19	170,000	189,125
	Rhodia S.A. 6.875%, due 9/15/20 (b)	3,880,000	4,403,455
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	585,000	597,431
			7,119,712
	Coal 0.2%
	CONSOL Energy, Inc.
	6.375%, due 3/1/21	515,000	526,587
	8.00%, due 4/1/17	805,000	869,400
	Peabody Energy Corp. 7.375%, due 11/1/16	441,000	502,740
			1,898,727
	Commercial Services 0.1%
	Corrections Corporation of America 7.75%, due 6/1/17	663,000	699,465
	PHH Corp. 9.25%, due 3/1/16	360,000	422,100
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (b)(c)(d)(e)	15,000	240
			1,121,805
	Computers 0.5%
	Hewlett-Packard Co. 2.20%, due 12/1/15	4,000,000	4,026,184
	iGATE Corp. 9.00%, due 5/1/16	310,000	340,612
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	10,000	10,263
			4,377,059
	Diversified Financial Services 0.8%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,297,245
	General Electric Capital Corp. 5.40%, due 2/15/17	2,985,000	3,417,950
			6,715,195
	Electric 4.0%
	Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (b)	185,000	221,306
	AES Corp. (The) 7.75%, due 10/15/15	620,000	692,850
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (b)	1,605,000	1,802,274
	Calpine Construction Finance Co., L.P. / CCFC Finance Corp. 8.00%, due 6/1/16 (b)	1,286,000	1,356,730
	Calpine Corp. 7.25%, due 10/15/17 (b)	139,000	147,340
	CMS Energy Corp. 6.25%, due 2/1/20	2,015,000	2,378,482
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (b)	3,000,000	3,496,437
	GenOn REMA LLC Series C 9.681%, due 7/2/26	1,000	1,085
	Ipalco Enterprises, Inc.
	5.00%, due 5/1/18	1,000,000	1,065,000
	7.25%, due 4/1/16 (b)	4,225,000	4,732,000
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,953,230
	PPL Energy Supply LLC 4.60%, due 12/15/21	5,665,000	6,075,747
	PPL WEM Holdings PLC 3.90%, due 5/1/16 (b)	950,000	1,000,684
	Public Service Co. of New Mexico 7.95%, due 5/15/18	604,000	727,220
	Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,517,857
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (b)	305,000	313,341
	Toledo Edison Co. (The) 7.25%, due 5/1/20	780,000	1,000,948
			34,482,531
	Entertainment 0.2%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18 (b)	675,000	715,500
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (b)	1,335,000	1,461,825
			2,177,325
	Finance - Auto Loans 0.5%
	Ford Motor Credit Co. LLC
	8.125%, due 1/15/20	2,580,000	3,249,108
	12.00%, due 5/15/15	1,000,000	1,220,000
			4,469,108
	Finance - Commercial 0.1%
	Textron Financial Corp. 5.40%, due 4/28/13	1,305,000	1,315,204

	Finance - Consumer Loans 0.5%
	SLM Corp. 6.00%, due 1/25/17	3,935,000	4,348,450

	Finance - Credit Card 1.0%
	Capital One Bank USA N.A. 8.80%, due 7/15/19	5,039,000	6,902,453
	Discover Financial Services 3.85%, due 11/21/22 (b)	1,526,000	1,550,251
			8,452,704
	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos., Inc. (The) 7.25%, due 2/1/18	275,000	341,570
	Jefferies Group, Inc.
	5.125%, due 1/20/23	1,190,000	1,220,601
	8.50%, due 7/15/19	800,000	994,376
	Merrill Lynch & Co., Inc. Series C 5.00%, due 2/3/14	800,000	829,638
			3,386,185
	Finance - Leasing Companies 0.4%
	International Lease Finance Corp.
	5.625%, due 9/20/13	1,010,000	1,033,987
	5.75%, due 5/15/16	2,070,000	2,226,927
			3,260,914
	Finance - Mortgage Loan/Banker 1.1%
¤	Countrywide Financial Corp. 6.25%, due 5/15/16	8,615,000	9,540,932

	Finance - Other Services 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 8.00%, due 1/15/18	2,990,000	3,203,037

	Food 1.5%
	Flowers Foods, Inc. 4.375%, due 4/1/22	5,335,000	5,350,573
	Mondelez International, Inc.
	6.125%, due 2/1/18	5,020,000	6,048,312
	7.00%, due 8/11/37	1,260,000	1,700,891
			13,099,776
	Forest Products & Paper 0.1%
	Georgia-Pacific Corp. 8.875%, due 5/15/31	50,000	73,937
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (b)	365,000	375,950
			449,887
	Health Care - Services 2.0%
	Centene Corp. 5.75%, due 6/1/17	785,000	837,987
	CIGNA Corp. 4.375%, due 12/15/20	875,000	968,033
	Coventry Health Care, Inc. 5.95%, due 3/15/17	1,635,000	1,891,288
	Fresenius Medical Care U.S. Finance II, Inc. 5.625%, due 7/31/19 (b)	2,690,000	2,911,925
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (b)	825,000	893,062
	6.50%, due 9/15/18 (b)	65,000	73,125
	6.875%, due 7/15/17	1,250,000	1,431,250
	HCA, Inc.
	6.50%, due 2/15/16	83,000	90,470
	7.875%, due 2/15/20	19,000	21,066
	8.00%, due 10/1/18	75,000	87,375
	8.50%, due 4/15/19	888,000	987,900
	9.00%, due 12/15/14	220,000	246,400
	Health Care Service Corp. 4.70%, due 1/15/21 (b)	1,500,000	1,646,229
	Roche Holdings, Inc. 6.00%, due 3/1/19 (b)	1,775,000	2,197,138
	WellPoint, Inc.
	5.25%, due 1/15/16	1,895,000	2,113,213
	5.875%, due 6/15/17	1,000,000	1,176,502
			17,572,963
	Holding Company - Diversified 0.1%
	Susser Holdings LLC / Susser Finance Corp. 8.50%, due 5/15/16	1,085,000	1,147,388

	Home Builders 0.8%
	NVR, Inc. 3.95%, due 9/15/22	6,420,000	6,579,242

	Household Products & Wares 0.7%
	Spectrum Brands, Inc. 9.50%, due 6/15/18	1,239,000	1,401,619
	Tupperware Brands Corp. 4.75%, due 6/1/21	4,785,000	4,985,175
			6,386,794
	Insurance 2.4%
	American International Group, Inc. 4.875%, due 9/15/16	2,750,000	3,071,516
	Genworth Financial, Inc.
	7.20%, due 2/15/21	480,000	564,771
	8.625%, due 12/15/16	4,300,000	5,172,951
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	4,495,000	5,209,921
	Liberty Mutual Group, Inc. 6.50%, due 5/1/42 (b)	3,675,000	4,111,057
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,200,000	1,405,751
	Unum Group 7.125%, due 9/30/16	750,000	876,288
			20,412,255
	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	1,166,000	1,327,266

	Iron & Steel 1.7%
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21	6,430,000	6,344,565
	United States Steel Corp. 7.50%, due 3/15/22	3,600,000	3,816,000
	Vale S.A. 5.625%, due 9/11/42	3,970,000	4,045,390
			14,205,955
	Leisure Time 0.1%
	Brunswick Corp. 11.25%, due 11/1/16 (b)	430,000	482,675

	Lodging 1.2%
	Marriott International, Inc. 3.00%, due 3/1/19	2,850,000	2,959,417
	Seminole Hard Rock Entertainment, Inc. 2.808%, due 3/15/14 (a)(b)	10,000	9,975
	Sheraton Holding Corp. 7.375%, due 11/15/15	332,000	384,369
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	856,000	1,036,582
	Wyndham Worldwide Corp.
	2.95%, due 3/1/17	1,355,000	1,377,393
	4.25%, due 3/1/22	2,370,000	2,452,033
	5.75%, due 2/1/18	1,748,000	1,987,235
			10,207,004
	Media 1.8%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	5,000,000	5,300,045
	DISH DBS Corp.
	4.625%, due 7/15/17	600,000	627,000
	7.125%, due 2/1/16	955,000	1,064,825
	NBC Universal Media LLC 5.15%, due 4/30/20	2,900,000	3,377,532
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20 (b)	900,000	886,500
	7.75%, due 10/15/18	555,000	618,131
	Time Warner, Inc. 7.70%, due 5/1/32	1,980,000	2,722,217
	Videotron Ltee 5.00%, due 7/15/22	165,000	172,425
	Videotron, Ltd.
	6.375%, due 12/15/15	542,000	548,775
	9.125%, due 4/15/18	272,000	287,640
			15,605,090
	Mining 1.1%
	Alcoa, Inc. 5.90%, due 2/1/27	560,000	579,718
	Anglo American Capital PLC 9.375%, due 4/8/19 (b)	4,880,000	6,439,580
	New Gold, Inc. 7.00%, due 4/15/20 (b)	1,375,000	1,478,125
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	845,000	895,795
			9,393,218
	Miscellaneous - Manufacturing 0.6%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (b)	265,000	341,498
	SPX Corp. 7.625%, due 12/15/14	1,100,000	1,207,250
	Tyco Electronics Group S.A. 6.55%, due 10/1/17	2,945,000	3,518,630
			5,067,378
	Office & Business Equipment 0.5%
	Xerox Corp. 4.25%, due 2/15/15	4,055,000	4,270,211

	Oil & Gas 5.1%
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 9.375%, due 5/1/19	1,095,000	1,203,131
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	192,000	211,680
	6.775%, due 3/15/19	355,000	358,550
	9.50%, due 2/15/15	1,060,000	1,200,450
	CNOOC Finance 2011, Ltd. 4.25%, due 1/26/21 (b)	5,490,000	5,898,884
	Concho Resources, Inc.
	7.00%, due 1/15/21	345,000	381,225
	8.625%, due 10/1/17	391,000	422,280
	ENI S.p.A. 4.15%, due 10/1/20 (b)	2,900,000	2,966,932
	Enterprise Products Operating, L.P. 6.30%, due 9/15/17	900,000	1,083,641
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (b)	3,800,000	3,980,500
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (b)	165,000	193,463
	Marathon Petroleum Corp. 6.50%, due 3/1/41	3,480,000	4,247,914
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	3,400,000	3,872,331
	7.25%, due 8/15/18	2,000,000	2,252,708
	Plains Exploration & Production Co.
	6.75%, due 2/1/22	3,565,000	4,015,081
	7.625%, due 4/1/20	500,000	562,500
	Questar Market Resources, Inc. 6.05%, due 9/1/16 (d)	2,000,000	2,138,100
	Quicksilver Resources, Inc. 11.75%, due 1/1/16	600,000	612,000
	Samson Investment Co. 9.75%, due 2/15/20 (b)	3,245,000	3,451,869
	TNK-BP Finance S.A. 7.25%, due 2/2/20 (b)	2,770,000	3,344,775
	Whiting Petroleum Corp. 7.00%, due 2/1/14	855,000	895,613
	WPX Energy, Inc. 5.25%, due 1/15/17	715,000	747,175
			44,040,802
	Oil & Gas Services 0.2%
	Halliburton Co. 6.15%, due 9/15/19	1,350,000	1,692,256

	Packaging & Containers 0.1%
	Greif, Inc.
	6.75%, due 2/1/17	320,000	356,800
	7.75%, due 8/1/19	610,000	707,600
			1,064,400
	Pharmaceuticals 1.0%
	Actavis, Inc. 1.875%, due 10/1/17	3,540,000	3,553,038
	Cardinal Health, Inc. 4.625%, due 12/15/20	1,000,000	1,119,330
	Mylan, Inc. 7.875%, due 7/15/20 (b)	575,000	671,756
	Valeant Pharmaceuticals International
	6.75%, due 10/1/17 (b)	500,000	531,250
	6.875%, due 12/1/18 (b)	325,000	344,500
	Zoetis, Inc. 4.70%, due 2/1/43 (b)	2,745,000	2,774,160
			8,994,034
	Pipelines 3.6%
	Boardwalk Pipelines, L.P. 5.875%, due 11/15/16	2,445,000	2,761,904
	Copano Energy LLC / Copano Energy Finance Corp.
	7.125%, due 4/1/21	628,000	720,630
	7.75%, due 6/1/18	435,000	459,469
¤	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	5,000,000	5,581,565
	6.05%, due 6/1/41	1,310,000	1,429,874
	8.50%, due 4/15/14	237,000	257,122
	9.70%, due 3/15/19	2,000,000	2,701,450
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	4,185,000	5,016,363
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (b)	3,720,000	4,101,162
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	193,000	211,335
	ONEOK, Inc.
	4.25%, due 2/1/22	3,590,000	3,828,929
	6.00%, due 6/15/35	1,425,000	1,561,786
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	600,000	742,751
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.75%, due 1/15/20	1,117,000	1,323,240
			30,697,580
	Real Estate Investment Trusts 1.8%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	3,325,000	3,554,169
	Health Care REIT, Inc. 5.25%, due 1/15/22	3,000,000	3,354,927
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22	75,000	81,750
	5.875%, due 6/15/19	35,000	38,019
	Series Q 6.75%, due 6/1/16	730,000	748,250
	ProLogis, L.P. 7.375%, due 10/30/19	2,000,000	2,514,388
	Ventas Realty, L.P. / Ventas Capital Corp. 4.00%, due 4/30/19	4,290,000	4,605,671
	Weyerhaeuser Co. 7.375%, due 10/1/19	131,000	161,055
			15,058,229
	Retail 1.1%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	532,000	563,920
	CVS Caremark Corp.
	5.75%, due 6/1/17	281,000	332,320
	5.789%, due 1/10/26 (b)(d)	83,551	94,308
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	104,000	87,880
	Limited Brands, Inc. 8.50%, due 6/15/19	127,000	156,210
	Nordstrom, Inc. 7.00%, due 1/15/38	2,005,000	2,772,865
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21	3,955,000	4,294,549
	Radio Systems Corp. 8.375%, due 11/1/19 (b)	875,000	929,687
	TJX Cos., Inc. 6.95%, due 4/15/19	330,000	418,150
			9,649,889
	Savings & Loans 0.2%
	Amsouth Bank 5.20%, due 4/1/15	1,435,000	1,524,688

	Telecommunications 3.7%
	American Tower Corp. 4.50%, due 1/15/18	2,750,000	3,036,344
	AT&T, Inc. 3.875%, due 8/15/21	2,465,000	2,677,441
	Cellco Partnership / Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	2,033,148
	Corning, Inc. 6.625%, due 5/15/19	500,000	618,725
	Crown Castle International Corp.
	5.25%, due 1/15/23 (b)	126,000	132,300
	7.125%, due 11/1/19	243,000	270,034
	Crown Castle Towers LLC 5.495%, due 1/15/17 (b)	3,578,000	4,093,915
	Frontier Communications Corp.
	8.25%, due 4/15/17	1,000,000	1,157,500
	8.75%, due 4/15/22	3,720,000	4,305,900
	GCI, Inc. 8.625%, due 11/15/19	821,000	868,207
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	1,051,000	1,161,355
	7.625%, due 6/15/21	125,000	143,125
	Inmarsat Finance PLC 7.375%, due 12/1/17 (b)	1,111,000	1,194,325
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	1,000,000	1,060,000
	NII Capital Corp. 7.625%, due 4/1/21	375,000	294,375
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (b)	730,000	775,625
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	696,000	774,300
	SBA Tower Trust 2.933%, due 12/15/17 (b)	3,225,000	3,328,642
	Sprint Capital Corp.
	6.875%, due 11/15/28	515,000	520,150
	8.75%, due 3/15/32	500,000	590,000
	Sprint Nextel Corp. 9.125%, due 3/1/17	250,000	293,750
	tw telecom holdings, Inc. 8.00%, due 3/1/18	960,000	1,048,800
	Virgin Media Finance PLC 8.375%, due 10/15/19	312,000	352,950
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	960,000	1,027,200
			31,758,111
	Textiles 0.7%
	Cintas Corp. No 2 2.85%, due 6/1/16	5,480,000	5,741,966

	Transportation 0.1%
	Burlington Northern Santa Fe LLC 5.65%, due 5/1/17	455,000	533,034

	Trucking & Leasing 0.5%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.75%, due 5/11/17 (b)	4,398,000	4,629,625

	Total Corporate Bonds (Cost $448,951,692)		484,758,435

	Foreign Government Bond 0.0%‡
	Venezuela 0.0%‡
	Republic of Venezuela 6.00%, due 12/9/20	169,000	145,340

	Total Foreign Government Bond (Cost $133,293)		145,340

	Mortgage-Backed Securities 5.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.5%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.634%, due 4/10/49 (f)	2,560,000	2,966,712
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.434%, due 12/25/36 (a)(b)(e)	158,695	125,738
	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.717%, due 6/11/40 (f)	2,270,000	2,654,570
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	3,390,000	3,854,328
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (b)	1,340,000	1,450,541
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.063%, due 12/10/49 (f)	1,300,000	1,548,459
	Commercial Mortgage Loan Trust Series 2011-C1, Class A2 6.006%, due 12/10/49 (f)	4,926,000	5,806,138
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)	2,470,000	2,927,293
	Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.224%, due 4/10/37 (f)	2,960,000	3,255,580
	GS Mortgage Securities Corp. II
	Series 2006-GG6, Class A4 5.553%, due 4/10/38 (a)	2,919,880	3,265,176
	Series 2007-GG10, Class A4 5.791%, due 8/10/45 (f)	3,095,000	3,542,639
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-LDPX, Class A3 5.42%, due 1/15/49	3,565,000	4,076,549
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	2,260,000	2,581,099
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (a)	1,680,000	1,983,978
	Morgan Stanley Capital I, Inc. Series 2007-IQ15, Class A4 5.833%, due 6/11/49 (f)	2,585,000	3,038,882
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (b)	160,000	182,993
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.925%, due 2/15/51 (f)	3,065,000	3,546,487
			46,807,162
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.62%, due 2/25/42 (a)(b)(e)	401,850	334,791

	Total Mortgage-Backed Securities (Cost $39,989,005)		47,141,953

	U.S. Government & Federal Agencies 34.5%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
	Series 1991-66, Class J 8.125%, due 6/25/21	461	527

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.3%
	2.375%, due 6/1/35 (a)	193,324	207,968
	4.00%, due 8/1/31	4,257,099	4,555,647
	4.00%, due 1/1/41	3,894,566	4,307,042
	4.00%, due 2/1/41	7,250,878	7,922,965
	4.00%, due 1/1/42	21,595,974	23,815,728
	4.00%, due 6/1/42	7,382,558	8,139,071
	4.50%, due 9/1/39	600,231	666,779
	4.50%, due 1/1/40	5,027,904	5,517,793
	4.50%, due 12/1/40	2,892,363	3,213,043
	4.50%, due 5/1/41	3,210,423	3,486,106
	4.50%, due 6/1/41	3,338,935	3,625,654
	4.50%, due 8/1/41	2,984,301	3,264,815
	5.00%, due 8/1/33	555,444	603,435
	5.50%, due 1/1/21	204,593	221,408
	5.50%, due 2/1/33	188,652	205,802
	5.50%, due 7/1/34	551,220	600,643
	5.50%, due 4/1/37	39,282	42,571
	5.50%, due 5/1/37	29,235	31,682
	5.50%, due 7/1/37	151,211	163,588
	5.50%, due 1/1/38	185,461	207,457
	6.00%, due 2/1/27	132,192	144,328
	6.00%, due 3/1/36	262,801	288,571
	6.50%, due 4/1/37	288,225	327,360
			71,559,456
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 16.8%
	3.50%, due 2/1/41	11,854,681	12,510,329
	3.50%, due 3/1/41	1,130,429	1,192,950
	3.50%, due 11/1/41	3,509,081	3,743,732
	3.50%, due 1/1/42	2,782,543	2,977,306
	3.50%, due 3/1/42	9,451,283	10,086,058
	3.50%, due 10/1/42	4,373,731	4,648,432
	4.00%, due 9/1/31	3,503,097	3,748,767
	4.00%, due 11/1/40	1,809,623	2,004,392
	4.00%, due 1/1/41	5,293,629	5,845,182
	4.00%, due 2/1/41	417,323	460,804
	4.00%, due 3/1/41	4,693,559	5,198,724
	4.00%, due 10/1/41	6,418,324	7,109,123
	4.00%, due 2/1/42	3,712,887	3,988,353
	4.00%, due 3/1/42	4,261,125	4,699,773
	4.00%, due 9/1/42	3,479,104	3,817,679
	4.50%, due 4/1/18	89,145	95,998
	4.50%, due 7/1/18	445,531	479,781
	4.50%, due 11/1/18	592,205	637,731
	4.50%, due 3/1/21 TBA (g)	9,770,000	10,493,591
	4.50%, due 6/1/23	619,985	666,291
	4.50%, due 6/1/39	7,498,969	8,332,704
	4.50%, due 8/1/39	7,154,759	7,988,350
	4.50%, due 9/1/39	1,325,199	1,479,596
	4.50%, due 7/1/41	6,600,133	7,278,353
	5.00%, due 9/1/17	181,822	196,737
	5.00%, due 9/1/20	89,713	97,072
	5.00%, due 10/1/20	196,767	212,908
	5.00%, due 12/1/20	355,828	385,016
	5.00%, due 7/1/33	1,229,526	1,335,156
	5.00%, due 10/1/33	460,588	500,157
	5.00%, due 6/1/35	5,018,082	5,450,509
	5.00%, due 7/1/35	506,137	547,088
	5.00%, due 1/1/36	612,979	665,088
	5.00%, due 2/1/36	4,579,542	4,964,754
	5.00%, due 5/1/36	1,671,609	1,813,619
	5.00%, due 9/1/36	434,874	470,060
	5.50%, due 2/1/17	141,949	152,418
	5.50%, due 6/1/21	386,168	417,061
	5.50%, due 6/1/33	2,719,585	2,985,096
	5.50%, due 11/1/33	412,056	452,284
	5.50%, due 12/1/33	305,735	335,584
	5.50%, due 4/1/34	1,176,912	1,293,583
	5.50%, due 5/1/34	1,445,180	1,586,272
	5.50%, due 6/1/34	374,636	409,339
	5.50%, due 3/1/35	547,011	597,680
	5.50%, due 4/1/36	1,209,683	1,320,223
	5.50%, due 12/1/36	365,609	397,190
	5.50%, due 1/1/37	910,080	1,041,875
	5.50%, due 4/1/37	1,065,372	1,156,233
	5.50%, due 7/1/37	905,461	998,240
	5.50%, due 8/1/37	396,951	433,224
	5.50%, due 9/1/37	13,270	14,402
	6.00%, due 8/1/17	22,237	23,892
	6.00%, due 1/1/33	157,016	175,289
	6.00%, due 3/1/33	195,971	218,778
	6.00%, due 8/1/34	6,689	7,434
	6.00%, due 9/1/35	471,297	526,971
	6.00%, due 6/1/36	261,552	286,188
	6.00%, due 12/1/36	321,763	360,243
	6.00%, due 4/1/37	200,499	216,878
	6.00%, due 9/1/37	77,848	85,180
	6.00%, due 10/1/37	773,540	836,995
	6.00%, due 11/1/37	65,548	71,722
	6.00%, due 1/1/38	9,195	10,041
	6.00%, due 11/1/38	381,809	416,937
	6.50%, due 6/1/31	48,123	56,511
	6.50%, due 8/1/31	27,743	31,257
	6.50%, due 10/1/31	22,549	25,419
	6.50%, due 6/1/32	42,830	50,354
	6.50%, due 6/1/36	18,520	20,645
	6.50%, due 7/1/36	46,950	53,625
	6.50%, due 8/1/36	6,295	7,025
	6.50%, due 11/1/36	249,557	278,352
	6.50%, due 2/1/37	67,986	80,221
	6.50%, due 7/1/37	29,523	33,960
	6.50%, due 8/1/37	106,870	126,104
	6.50%, due 9/1/37	265,853	296,737
	6.50%, due 3/1/38	201,656	237,949
			144,247,574
	Freddie Mac (Collateralized Mortgage Obligations) 0.3%
	Series 2690, Class PG 5.00%, due 4/15/32	773,204	795,517
	Series 2734, Class PG 5.00%, due 7/15/32	653,648	666,461
	Series 3113, Class QD 5.00%, due 6/15/34	1,482,943	1,525,987
			2,987,965
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.8%
	4.00%, due 11/20/40	983,148	1,069,395
	6.00%, due 2/15/29	27,022	30,527
	6.00%, due 4/15/29	120,791	136,655
	6.00%, due 8/15/32	266,589	302,531
	6.00%, due 9/1/35 TBA (g)	6,020,000	6,765,680
	6.50%, due 7/15/28	28,606	32,867
	6.50%, due 5/15/29	15,813	18,183
	6.50%, due 10/1/32 TBA (g)	6,030,000	6,818,611
	12.50%, due 1/15/14	37	37
			15,174,486
¤	United States Treasury Bonds 5.3%
	2.75%, due 8/15/42	20,454,000	18,836,866
	2.75%, due 11/15/42	4,485,000	4,123,397
	3.00%, due 5/15/42	12,190,000	11,854,775
	5.375%, due 2/15/31	6,105,000	8,422,995
	6.25%, due 5/15/30	1,240,000	1,856,513
			45,094,546
¤	United States Treasury Notes 1.9%
	1.625%, due 11/15/22	16,750,000	16,216,094

	United States Treasury Strip Principal 0.1%
	(zero coupon), due 8/15/23	820,000	650,727

	Total U.S. Government & Federal Agencies (Cost $289,502,920)		295,931,375

	Yankee Bonds 0.2% (h)
	Forest Products & Paper 0.1%
	Smurfit Kappa Treasury Funding Ltd. 7.50%, due 11/20/25	528,000	563,640

	Insurance 0.1%
	Fairfax Financial Holdings, Ltd.
	7.75%, due 7/15/37	677,000	769,539
	8.25%, due 10/1/15	438,000	497,788
	8.30%, due 4/15/26	15,000	17,387
			1,284,714
	Total Yankee Bonds (Cost $1,560,728)		1,848,354
	Total Long-Term Bonds (Cost $782,015,951)		831,859,593

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (c)(d)(e)(i)	1	0	(j)
	Unsecured Debt Expires 12/18/16 (c)(d)(e)(i)	1	0	(j)
	Total Warrants (Cost $4)		0	(j)

		Principal Amount	Value
	Short-Term Investment 5.4%
	Repurchase Agreement 5.4%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $46,009,684 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $47,280,000 and a Market Value of $46,933,769)	$46,009,671	46,009,671

	Total Short-Term Investment (Cost $46,009,671)		46,009,671

	Total Investments (Cost $828,025,626) (m)	102.4%	877,869,264
	Other Assets, Less Liabilities	(2.4)	(20,430,165)
	Net Assets	100.0%	$857,439,099

		Contracts Long	Unrealized Appreciation (Depreciation) (k)
	Futures Contracts 0.1%

	United States Treasury Bond Ultra Long March 2013 (l)	25	$(224,086)
	Total Futures Contracts Long (Settlement Value $3,913,281)		(224,086)

		Contracts Short

	United States Treasury Notes March 2013 (5 Year) (l)	(625)	$467,188
	United States Treasury Notes March 2013 (10 Year) (l)	(487)	942,345
	Total Futures Contracts Short (Settlement Value $141,267,953)		1,409,533
	Total Futures Contracts (Settlement Value $137,354,672)		$1,185,447

¤	Among the Fund's 10 largest issuers held, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Fair valued security. The total market value of these securities as of January 31, 2013 is $2,232,648, which represents 0.3% of the Fund's net assets.
(e)	Illiquid security. The total market value of these securities as of January 31, 2013 is $460,769, which represents 0.1% of the Fund's net assets.
(f)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of January 31, 2013.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of January 31, 2013 is $24,077,882, which represents 2.8% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(h)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Restricted security.
(j)	Less than one dollar.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2013.
(l)	As of January 31, 2013, cash in the amount of $812,513 is on deposit with the broker for futures transactions.
(m)	As of January 31, 2013, cost is $829,523,399 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$52,527,769
Gross unrealized depreciation	(4,181,904)
Net unrealized appreciation	$48,345,865

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$813,856	$—		$813,856
Convertible Bond	—	1,220,280	—		1,220,280
Corporate Bonds (b)	—	482,525,787	2,232,648		484,758,435
Foreign Government Bond	—	145,340	—		145,340
Mortgage-Backed Securities	—	47,141,953	—		47,141,953
U.S. Government & Federal Agencies	—	295,931,375	—		295,931,375
Yankee Bonds	—	1,848,354	—		1,848,354
Total Long-Term Bonds	—	829,626,945	2,232,648		831,859,593
Warrants (c)	—	—	0	(c)	0	(c)
Short-Term Investment
Repurchase Agreement	—	46,009,671	—		46,009,671
Total Investments in Securities	—	875,636,616	2,232,648		877,869,264
Other Financial Instruments
Futures Contracts Short (d)	1,409,533	—	—		1,409,533
Total Investments in Securities and Other Financial Instruments	$1,409,533	$875,636,616	$2,232,648		$879,278,797

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (d)	$(224,086)	$—	$—	$(224,086)
Total Other Financial Instruments	$(224,086)	$—	$—	$(224,086)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $240, $2,138,100, and $94,308 are Commercial Services, Oil & Gas, and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2013		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2013
Long-Term Bonds
Corporate Bonds
Commercial Services	$240		$-	$-	$-	$-	$-	$-	$-	$240		$-
Oil & Gas	2,112,340		(2,456)	-	28,216	-	-	-	-	2,138,100		28,216
Retail	94,731		(26)	(26)	742	-	(1,113)	-	-	94,308		849
Mortgage-Backed Securities			-									-
Residential Mortgage (Collateralized Mortgage Obligation)	327,863		-	-	-	-	-	-	(327,863)	-		-
Warrants			-									-
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$2,535,174		$(2,482)	$(26)	$28,958	$-	$(1,113)	$-	$(327,863)	$2,232,648		$29,065

(a) Less than one dollar.

As of January 31, 2013, the Fund held the following restricted securities:

	Date(s) of	Number of		1/31/2013		Percent of
Security	Acquisition	Warrants	Cost	Value		Net Assets
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	$1	$-	$0	(a)	0.00	%‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	1	4	0	(a)	0.00	‡
Total			$4	$0	(a)	0.00	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay International Opportunities Fund (formerly known as MainStay 130/30 International Fund)

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 130.5% †
	Australia 14.0%
	Alumina, Ltd. (Metals & Mining)	834,600	$961,704
	Arrium, Ltd. (Metals & Mining)	1,236,845	1,231,741
	Australia & New Zealand Banking Group, Ltd. (Commercial Banks)	50,722	1,405,893
	Beach Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	460,999	685,040
	BGP Holdings PLC (Diversified Financial Services) (a)(b)(c)	106,339	11
	BHP Billiton, Ltd. (Metals & Mining)	51,499	2,012,794
	Billabong International, Ltd. (Textiles, Apparel & Luxury Goods)	287,138	279,965
	BlueScope Steel, Ltd. (Metals & Mining) (b)	296,423	1,047,882
	Caltex Australia, Ltd. (Oil, Gas & Consumable Fuels)	14,155	286,655
	Challenger, Ltd. (Diversified Financial Services)	120,290	482,938
	Commonwealth Bank of Australia (Commercial Banks)	7,609	511,389
	CSL, Ltd. (Biotechnology)	31,934	1,829,544
	Decmil Group, Ltd. (Construction & Engineering)	101,011	262,282
	Downer EDI, Ltd. (Commercial Services & Supplies) (b)	75,936	356,337
	Emeco Holdings, Ltd. (Trading Companies & Distributors)	272,492	174,755
	Fortescue Metals Group, Ltd. (Metals & Mining)	171,785	838,363
	Grange Resources, Ltd. (Metals & Mining)	133,210	39,590
	Iluka Resources, Ltd. (Metals & Mining)	7,620	77,236
	JB Hi-Fi, Ltd. (Specialty Retail)	106,338	1,097,803
	Kingsgate Consolidated, Ltd. (Metals & Mining)	53,322	224,085
	Macmahon Holdings, Ltd. (Construction & Engineering)	199,577	56,192
	Macquarie Group, Ltd. (Capital Markets)	40,077	1,609,003
	Mount Gibson Iron, Ltd. (Metals & Mining)	220,745	192,211
	Myer Holdings, Ltd. (Multiline Retail)	311,669	809,271
	National Australia Bank, Ltd. (Commercial Banks)	19,689	561,747
	Newcrest Mining, Ltd. (Metals & Mining)	14,099	344,037
	Northern Star Resources, Ltd. (Metals & Mining)	54,643	63,250
	OZ Minerals, Ltd. (Metals & Mining)	125,594	908,927
	Pacific Brands, Ltd. (Distributors)	90,420	66,003
	Premier Investments, Ltd. (Specialty Retail)	9,343	72,584
	Primary Health Care, Ltd. (Health Care Providers & Services)	255,914	1,200,902
	QBE Insurance Group, Ltd. (Insurance)	113,879	1,415,535
	Resolute Mining, Ltd. (Metals & Mining)	226,600	313,095
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	873,235	605,555
	Suncorp-Metway, Ltd. (Insurance)	132,630	1,466,049
	TABCORP Holdings, Ltd. (Hotels, Restaurants & Leisure)	132,618	421,797
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	340,248	1,632,128
	Wesfarmers, Ltd. (Food & Staples Retailing)	4,569	179,147
	Westfield Group (Real Estate Investment Trusts)	69,802	813,787
	Westpac Banking Corp. (Commercial Banks)	14,358	419,829
	Woodside Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	3,815	141,110
	Woolworths, Ltd. (Food & Staples Retailing)	2,552	83,137
	WorleyParsons, Ltd. (Energy Equipment & Services)	9,706	255,363
			27,436,666
	Austria 1.7%
	AMG A.G. (Semiconductors & Semiconductor Equipment)	9,344	1,150,994
	Andritz A.G. (Machinery)	12,224	804,908
	OMV A.G. (Oil, Gas & Consumable Fuels)	30,111	1,241,261
	Raiffeisen International Bank Holding A.G. (Commercial Banks)	3,525	158,210
			3,355,373
	Belgium 2.0%
	Ageas (Insurance)	37,631	1,241,874
	Anheuser-Busch InBev N.V. (Beverages)	26,376	2,288,473
	Barco N.V. (Electronic Equipment & Instruments)	5,668	450,063
			3,980,410
	Bermuda 1.3%
	China Green Holdings, Ltd. (Food Products) (b)	414,000	87,013
	China Singyes Solar Technologies Holdings, Ltd. (Construction & Engineering)	300,000	353,947
	Orient Overseas International, Ltd. (Marine)	188,000	1,312,659
	Sinofert Holdings, Ltd. (Chemicals)	2,156,000	536,540
	SmarTone Telecommunications Holdings, Ltd. (Wireless Telecommunication Services)	138,500	246,805
			2,536,964
	Brazil 0.6%
	Banco do Brasil S.A. (Commercial Banks)	48,100	589,369
	JBS S.A. (Food Products) (b)	156,400	599,258
			1,188,627
	Cayman Islands 2.4%
	AMVIG Holdings, Ltd. (Containers & Packaging)	76,000	29,203
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products) (a)(b)(c)	38,000	1,813
	Chaowei Power Holdings, Ltd. (Auto Components)	453,000	230,723
	Honghua Group, Ltd. (Energy Equipment & Services)	1,277,000	545,023
	Kingsoft Corp., Ltd. (Software)	230,000	199,887
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	1,536,000	1,210,119
	NetDragon Websoft, Inc. (Software)	159,500	214,712
	Prince Frog International Holdings, Ltd. (Personal Products)	209,000	94,052
	Real Nutriceutical Group, Ltd. (Personal Products)	229,000	79,725
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	224,000	111,778
	Sunny Optical Technology Group Co., Ltd. (Leisure Equipment & Products)	601,000	511,463
	TCL Multimedia Technology Holdings, Ltd. Class M (Household Durables)	556,000	390,004
	Tiangong International Co., Ltd. (Metals & Mining)	818,000	252,085
	Tianneng Power International, Ltd. (Auto Components)	304,000	215,200
	TPK Holding Co., Ltd. (Electronic Equipment & Instruments)	32,000	550,556
	Yashili International Holdings, Ltd. (Food Products)	243,000	83,659
			4,720,002
	China 2.0%
	China Citic Bank Corp., Ltd. Class H (Commercial Banks)	207,000	141,730
	China Construction Bank Corp. Class H (Commercial Banks)	922,000	795,340
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	518,000	628,514
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	484,000	524,852
	China Railway Group, Ltd. (Construction & Engineering)	169,000	96,317
	Chongqing Rural Commercial Bank Class H (Commercial Banks)	900,000	534,982
	Huaneng Power International, Inc. Class H (Independent Power Producers & Energy Traders)	634,000	653,996
	Ju Teng International Holdings, Ltd. (Electronic Equipment & Instruments)	1,072,000	516,966
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	1,500	747
			3,893,444
	Denmark 1.9%
	A.P. Moeller - Maersk A/S (Marine)	17	128,582
	Coloplast A/S Class B (Health Care Equipment & Supplies)	6,789	358,311
	Novo-Nordisk A/S Class B (Pharmaceuticals)	10,849	1,996,167
	Pandora A/S (Textiles, Apparel & Luxury Goods)	47,918	1,186,024
			3,669,084
	Egypt 0.2%
	Commercial International Bank Egypt S.A.E. (Commercial Banks)	94,896	505,626

	Finland 1.1%
	Metso Oyj (Machinery)	27,043	1,210,626
	Nokia Oyj (Communications Equipment)	49,657	194,317
	Tieto Oyj (IT Services)	30,532	680,299
			2,085,242
	France 9.4%
¤	BNP Paribas S.A. (Commercial Banks)	37,799	2,371,660
	Bouygues S.A. (Construction & Engineering)	37,835	1,074,197
	CNP Assurances (Insurance)	22,541	372,936
	Compagnie Generale des Etablissements Michelin Class B (Auto Components)	6,881	640,278
	Eiffage S.A. (Construction & Engineering)	23,974	1,076,004
	France Telecom S.A. (Diversified Telecommunication Services)	128,148	1,454,983
	Natixis (Commercial Banks)	319,380	1,266,705
	Plastic Omnium S.A. (Auto Components)	22,712	889,070
	Sanofi (Pharmaceuticals)	23,835	2,325,618
	Societe Generale (Commercial Banks) (b)	31,647	1,429,838
	Teleperformance (Professional Services)	29,070	1,159,074
¤	Total S.A. (Oil, Gas & Consumable Fuels)	50,808	2,754,657
	UbiSoft Entertainment S.A. (Software) (b)	102,652	990,999
	Vivendi S.A. (Diversified Telecommunication Services)	29,395	630,219
			18,436,238
	Germany 9.3%
¤	Allianz SE (Insurance)	16,965	2,426,747
	BASF S.E. (Chemicals)	11,497	1,165,490
	Bayer A.G. (Pharmaceuticals)	16,911	1,668,861
	Bayerische Motoren Werke A.G. (Automobiles)	505	50,844
	Continental A.G. (Auto Components)	12,775	1,499,554
	Deutsche Bank A.G. (Capital Markets)	22,780	1,181,862
	Deutsche Lufthansa A.G. (Airlines)	71,462	1,419,081
	Deutsche Post A.G. Registered (Air Freight & Logistics)	16,840	395,457
	Deutsche Telekom A.G. (Diversified Telecommunication Services)	24,819	305,113
	Duerr A.G. (Machinery)	11,973	1,172,776
	Gildemeister A.G. (Machinery)	39,129	965,095
	Hannover Rueckversicherung A.G. (Insurance)	17,519	1,414,394
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	9,263	1,702,339
	Schuler A.G. (Machinery) (b)	5,096	136,484
	Siemens A.G. (Industrial Conglomerates)	2,551	280,010
	Suedzucker A.G. (Food Products)	31,150	1,333,154
	Volkswagen A.G. (Automobiles)	4,760	1,099,056
			18,216,317
	Greece 0.2%
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	10,986	126,793
	OPAP S.A. (Hotels, Restaurants & Leisure)	23,864	206,404
			333,197
	Hong Kong 1.8%
	BYD Electronic International Co., Ltd. (Communications Equipment)	244,000	80,857
	Cheung Kong Holdings, Ltd. (Real Estate Management & Development)	6,000	98,331
	China Pharmaceutical Group, Ltd. (Pharmaceuticals) (b)	118,000	44,124
	China Unicom, Ltd. (Diversified Telecommunication Services)	158,000	254,254
	Guotai Junan International Holdings, Ltd. (Capital Markets)	399,000	197,560
	Hopewell Holdings, Ltd. (Industrial Conglomerates)	176,500	727,129
	New World Development, Ltd. (Real Estate Management & Development)	115,000	212,046
	Sun Hung Kai Properties, Ltd. (Real Estate Management & Development)	51,000	836,475
	Swire Pacific, Ltd. Class A (Real Estate Management & Development)	5,000	64,278
	Wharf Holdings, Ltd. (The) (Real Estate Management & Development)	77,000	679,610
	Wheelock & Co, Ltd. (Real Estate Management & Development)	58,000	326,444
			3,521,108
	India 1.0%
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	56,076	198,095
	Bank Of Baroda (Commercial Banks)	30,179	491,636
	Gitanjali Gems, Ltd. (Textiles, Apparel & Luxury Goods)	42,682	454,986
	Karnataka Bank, Ltd. (Commercial Banks)	163,422	505,567
	Power Finance Corp., Ltd. (Diversified Financial Services)	57,153	225,431
	Tata Motors, Ltd. (Automobiles)	19,437	108,769
			1,984,484
	Indonesia 0.0%‡
	Surya Semesta Internusa Tbk PT (Construction & Engineering)	102,500	14,628

	Ireland 0.0%‡
	United Drug PLC (Health Care Providers & Services)	21,032	91,731

	Isle of Man 0.5%
	Playtech, Ltd. (Software)	126,630	929,666

	Israel 1.7%
	Bank Hapoalim BM (Commercial Banks) (b)	156,804	659,938
	Delek Group, Ltd. (Oil, Gas & Consumable Fuels)	4,575	1,126,173
	Israel Corp., Ltd. (The) (Chemicals)	852	581,630
	Mizrahi Tefahot Bank, Ltd. (Commercial Banks) (b)	53,954	570,961
	Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	11,830	439,518
			3,378,220
	Italy 4.5%
	Astaldi S.p.A. (Construction & Engineering)	6,577	49,429
	Autostrada Torino-Milano S.p.A. (Transportation Infrastructure)	17,913	201,024
	Banca Generali S.p.A. (Capital Markets)	19,852	381,145
	Credito Emiliano S.p.A (Commercial Banks)	29,190	174,628
	Enel S.p.A. (Electric Utilities)	408,318	1,780,779
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	90,617	2,275,007
	Exor S.p.A. (Diversified Financial Services)	18,521	547,971
	Fiat Industrial S.p.A (Machinery)	123,337	1,588,425
	Fiat S.p.A (Automobiles) (b)	229,543	1,402,532
	Telecom Italia S.p.A. (Diversified Telecommunication Services)	461,348	394,644
			8,795,584
	Japan 30.3%
	Aida Engineering, Ltd. (Machinery)	47,300	357,938
	Alps Electric Co., Ltd. (Electronic Equipment & Instruments)	204,000	1,189,043
	AOKI Holdings, Inc. (Specialty Retail)	19,800	474,836
	AOYAMA TRADING Co., Ltd. (Specialty Retail)	59,200	1,158,817
	Aozora Bank, Ltd. (Commercial Banks)	509,000	1,430,510
	Avex Group Holdings, Inc. (Media)	24,100	650,960
	Cawachi, Ltd. (Food & Staples Retailing)	2,400	49,420
	Central Japan Railway Co. (Road & Rail)	800	69,987
	Chubu Electric Power Co., Inc. (Electric Utilities)	25,700	324,605
	Cocokara Fine, Inc. (Food & Staples Retailing)	5,800	190,595
	COMSYS Holdings Corp. (Construction & Engineering)	97,300	1,173,622
	Daiichikosho Co., Ltd. (Media)	1,900	46,438
	Daiwa Securities Group, Inc. (Capital Markets)	146,000	847,788
	Dena Co., Ltd. (Internet Software & Services)	37,600	1,189,121
	Eagle Industry Co., Ltd. (Auto Components)	16,000	133,851
	East Japan Railway Co. (Road & Rail)	8,900	601,476
	EDION Corp. (Specialty Retail)	203,400	978,687
	Fuji Heavy Industries, Ltd. (Automobiles)	117,000	1,575,012
	Fuji Soft, Inc. (Software)	15,600	329,588
	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	46,500	926,491
	Fujimi, Inc. (Chemicals)	26,600	455,235
	Fujimori Kogyo Co., Ltd. (Chemicals)	2,500	58,341
	Fukuoka Financial Group, Inc. (Commercial Banks)	36,000	151,567
	Furukawa-Sky Aluminum Corp. (Metals & Mining)	128,000	372,333
	Geo Corp. (Specialty Retail)	318	318,887
	Gree, Inc. (Internet Software & Services)	7,100	105,594
	Gulliver International Co., Ltd. (Specialty Retail)	1,980	84,011
	Hitachi Medical Corp. (Health Care Equipment & Supplies)	11,000	161,912
	IBJ Leasing Co., Ltd. (Diversified Financial Services)	2,000	53,584
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels)	16,000	1,403,248
	INPEX Corp. (Oil, Gas & Consumable Fuels)	57	330,363
	IT Holdings Corp. (IT Services)	84,600	1,196,214
	Jaccs Co., Ltd. (Consumer Finance)	239,000	1,223,161
	Japan Airlines Co., Ltd. (Airlines) (b)	34,500	1,426,103
	Japan Petroleum Exploration Co., Ltd. (Oil, Gas & Consumable Fuels)	2,200	81,076
	JFE Holdings, Inc. (Metals & Mining)	79,600	1,696,543
	JTEKT Corp. (Machinery)	8,700	92,856
	JVC Kenwood Corp. (Household Durables)	299,600	1,035,306
	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	271,200	1,601,487
	Kamei Corp. (Trading Companies & Distributors)	18,000	156,291
	Kanamoto Co., Ltd. (Trading Companies & Distributors)	17,000	270,305
	Kandenko Co., Ltd. (Construction & Engineering)	76,000	341,582
	Kanematsu Corp. (Trading Companies & Distributors) (b)	273,000	417,956
	KDDI Corp. (Wireless Telecommunication Services)	21,700	1,613,648
	Komori Corp. (Machinery)	48,400	529,280
	Kurimoto, Ltd. (Metals & Mining)	3,000	11,417
	Kyowa Exeo Corp. (Construction & Engineering)	68,400	695,631
	Maeda Corp. (Construction & Engineering)	135,000	527,038
	Makino Milling Machine Co., Ltd. (Machinery)	8,000	50,828
	Mars Engineering Corp. (Leisure Equipment & Products)	7,800	161,809
	Medipal Holdings Corp. (Health Care Providers & Services)	112,600	1,425,893
	Mitsubishi Materials Corp. (Metals & Mining)	375,000	1,201,542
	Mitsubishi Steel Manufacturing Co., Ltd. (Metals & Mining)	27,000	52,851
¤	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	420,300	2,394,623
	NEC Networks & System Integration Corp. (IT Services)	38,000	714,331
	Nichii Gakkan Co. (Health Care Providers & Services)	34,800	299,498
	Nihon Unisys, Ltd. (IT Services)	23,100	188,448
	Nintendo Co., Ltd. (Software)	4,300	419,443
	Nippo Corp. (Construction & Engineering)	61,000	819,159
	Nippon Signal Co., Ltd. (Electrical Equipment)	22,700	157,382
	Nippon Synthetic Chemical Industry Co., Ltd. (The) (Chemicals)	60,000	439,609
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	36,600	1,532,921
	Nishi-Nippon City Bank, Ltd. (The) (Commercial Banks)	221,000	572,771
	Nishimatsu Construction Co., Ltd. (Construction & Engineering)	437,000	817,180
	Nomura Holdings, Inc. (Capital Markets)	105,000	603,970
	Press Kogyo Co., Ltd. (Auto Components)	31,000	136,279
	RICOH Co., Ltd. (Office Electronics)	120,000	1,333,260
	Riso Kagaku Corp. (Office Electronics)	3,700	73,235
	Sakai Chemical Industry Co., Ltd. (Chemicals)	17,000	50,194
	SBI Holdings, Inc./Japan (Capital Markets)	184,000	1,523,189
	Seiko Epson Corp. (Computers & Peripherals)	116,200	1,171,594
	Senko Co., Ltd. (Road & Rail)	6,000	27,951
	Seven & I Holdings Co., Ltd. (Food & Staples Retailing)	13,100	398,537
	Shinko Electric Industries Co., Ltd. (Semiconductors & Semiconductor Equipment)	63,100	480,953
	Shionogi & Co., Ltd. (Pharmaceuticals)	3,900	69,688
	Showa Corp. (Auto Components)	49,900	535,861
	SKY Perfect JSAT Holdings, Inc. (Media)	1,234	579,587
	Sojitz Corp. (Trading Companies & Distributors)	524,600	785,939
	Sony Corp. (Household Durables)	15,200	226,392
	Sumitomo Metal Mining Co, Ltd. (Metals & Mining)	90,000	1,400,514
	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	23,276	934,145
	Suzuken Co., Ltd. (Health Care Providers & Services)	14,800	453,492
	T-gaia Corp. (Specialty Retail)	2,500	24,632
	Taihei Kogyo Co., Ltd. (Construction & Engineering)	12,000	48,160
	Tatsuta Electric Wire and Cable Co., Ltd. (Electrical Equipment)	47,000	395,757
	Toho Holdings Co., Ltd. (Health Care Providers & Services)	11,400	220,408
	Token Corp. (Household Durables)	3,330	185,718
	Topy Industries, Ltd. (Metals & Mining)	182,000	427,907
	Tosoh Corp. (Chemicals)	482,000	1,159,604
	Toyoda Gosei Co., Ltd. (Auto Components)	9,200	203,830
¤	Toyota Motor Corp. (Automobiles)	72,400	3,455,913
	Transcosmos, Inc. (IT Services)	3,800	47,082
	TSI Holdings Co., Ltd. (Textiles, Apparel & Luxury Goods)	8,000	42,605
	Universal Entertainment Corp. (Leisure Equipment & Products)	11,000	209,186
	UNY Co., Ltd. (Food & Staples Retailing)	79,200	587,212
	Yellow Hat, Ltd. (Specialty Retail)	16,900	254,669
			59,405,505
	Malaysia 0.1%
	Jcy International Bhd (Computers & Peripherals)	527,400	106,940

	Netherlands 4.8%
	Aegon N.V. (Insurance)	231,366	1,548,126
	European Aeronautic Defence and Space Co. N.V. (Aerospace & Defense)	36,238	1,702,704
	Heineken Holding N.V. (Beverages)	14,804	874,891
	Koninklijke Ahold N.V. (Food & Staples Retailing)	107,959	1,586,069
	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	64,077	2,001,958
	Unilever N.V., CVA (Food Products)	41,635	1,684,655
			9,398,403
	New Zealand 0.1%
	Telecom Corp. of New Zealand, Ltd. (Diversified Telecommunication Services)	67,844	138,067

	Norway 3.4%
	Aker Solutions ASA (Energy Equipment & Services)	50,462	1,103,848
	Atea ASA (IT Services)	10,393	123,660
	DnB NOR ASA (Commercial Banks)	78,515	1,098,052
	Marine Harvest (Food Products) (b)	1,095,106	1,096,529
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	28,762	766,053
	Storebrand ASA (Insurance) (b)	64,653	331,496
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	32,595	1,217,189
	Yara International ASA (Chemicals)	19,359	1,032,995
			6,769,822
	Poland 0.4%
	KGHM Polska Miedz S.A. (Metals & Mining)	10,216	624,289
	Synthos S.A. (Chemicals)	74,856	127,133
			751,422
	Republic of Korea 1.2%
	Daesang Corp. (Food Products)	19,530	495,009
	Hankook Tire Co., Ltd. (Diversified Financial Services)	29,840	463,114
	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	465	618,335
	SK Holdings Co., Ltd. (Industrial Conglomerates)	787	124,310
	STX Offshore & Shipbuilding Co., Ltd. (Machinery)	90,620	580,041
	Sungwoo Hitech Co., Ltd. (Auto Components)	9,029	101,158
			2,381,967
	Singapore 1.0%
	STX OSV Holdings, Ltd. (Machinery)	893,000	909,126
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	1,412,000	1,118,054
			2,027,180
	South Africa 0.1%
	Gold Fields, Ltd. (Metals & Mining)	7,067	81,976
	Steinhoff International Holdings, Ltd. (Household Durables) (b)	23,121	70,178
			152,154
	Spain 2.3%
	Abengoa S.A. (Construction & Engineering)	94,959	286,237
	ACS Actividades De Construccion Y Servicios S.A. (Construction & Engineering)	32,107	770,322
	Banco Santander S.A. (Commercial Banks)	28,007	234,975
	Distribuidora Internacional de Alimentacion S.A. (Food & Staples Retailing)	176,441	1,304,229
	Duro Felguera S.A. (Machinery)	30,944	224,784
	Repsol, S.A. (Oil, Gas & Consumable Fuels)	72,398	1,616,577
			4,437,124
	Sweden 2.3%
	Boliden AB (Metals & Mining)	31,991	591,732
	Electrolux AB (Household Durables)	51,319	1,356,055
	Hexpol AB (Chemicals)	4,943	273,667
	Nordea Bank AB (Commercial Banks)	35,002	386,198
	Skandinaviska Enskilda Banken AB (Commercial Banks)	7,651	76,716
	Swedbank AB (Commercial Banks)	76,987	1,816,345
			4,500,713
	Switzerland 6.2%
	Compagnie Financiere Richemont S.A. (Textiles, Apparel & Luxury Goods)	2,547	209,486
	Holcim, Ltd. (Construction Materials) (b)	5,347	416,279
	Implenia A.G. Registered (Construction & Engineering) (b)	1,102	54,431
	Logitech International S.A. (Computers & Peripherals) (b)	52,344	352,009
¤	Nestle S.A. Registered (Food Products)	67,437	4,735,151
	Novartis A.G. (Pharmaceuticals)	19,463	1,325,978
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	16,744	3,705,556
	Swiss Life Holding A.G. Registered (Insurance) (b)	1,814	272,683
	Swiss Re, A.G. (Insurance) (b)	5,874	437,299
	Syngenta A.G. (Chemicals)	1,596	689,048
	Valora Holding A.G. Registered (Specialty Retail)	326	71,394
			12,269,314
	Taiwan 0.5%
	Shin Zu Shing Co., Ltd. (Machinery)	119,000	361,919
	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	796,000	578,267
			940,186
	Thailand 0.4%
	Airports of Thailand PCL (Transportation Infrastructure)	71,000	251,190
	Bank of Ayudhya PCL (Commercial Banks)	384,100	428,281
	BEC World PCL (Media)	43,100	104,787
			784,258
	Turkey 0.6%
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Metals & Mining)	693,144	622,697
	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (Metals & Mining)	5,170	17,285
	Turk Hava Yollari (Airlines) (b)	139,853	520,050
			1,160,032
	United Kingdom 21.2%
	Admiral Group PLC (Insurance)	21,241	412,007
	Ashtead Group PLC (Trading Companies & Distributors)	19,011	136,888
	Associated British Foods PLC (Food Products)	35,209	976,667
	AstraZeneca PLC (Pharmaceuticals)	44,735	2,166,095
	BAE Systems PLC (Aerospace & Defense)	115,710	623,221
	Barclays PLC (Commercial Banks)	471,992	2,253,224
	Barratt Developments PLC (Household Durables) (b)	313,518	1,081,993
	Beazley PLC (Insurance)	52,462	152,681
	BHP Billiton PLC (Metals & Mining)	33,402	1,142,683
	Bodycote PLC (Machinery)	113,723	833,285
	BP PLC (Oil, Gas & Consumable Fuels)	298,472	2,209,485
	British American Tobacco PLC (Tobacco)	23,323	1,214,391
	Cobham PLC (Aerospace & Defense)	57,139	191,848
	Computacenter PLC (IT Services)	5,167	37,024
	Diageo PLC (Beverages)	17,963	534,744
	Enquest PLC (Oil, Gas & Consumable Fuels) (b)	312,518	640,384
	Enterprise Inns PLC (Hotels, Restaurants & Leisure) (b)	82,106	117,849
	Ferrexpo PLC (Metals & Mining)	112,847	455,671
	GlaxoSmithKline PLC (Pharmaceuticals)	48,995	1,123,241
	Halfords Group PLC (Specialty Retail)	94,418	510,038
	Home Retail Group PLC (Internet & Catalog Retail)	551,823	1,050,230
	HSBC Holdings PLC (Commercial Banks)	183,985	2,091,332
	Interserve PLC (Construction & Engineering)	17,901	126,170
	ITV PLC (Media)	678,329	1,235,053
	J Sainsbury PLC (Food & Staples Retailing)	40,838	214,191
	Kazakhmys PLC (Metals & Mining)	60,138	696,266
	Keller Group PLC (Construction & Engineering)	8,796	102,536
	Micro Focus International PLC (Software)	55,982	542,047
	Mondi PLC (Paper & Forest Products)	63,071	747,229
	National Grid PLC (Multi-Utilities)	71,775	787,170
	Next PLC (Multiline Retail)	20,995	1,351,236
	Pace PLC (Communications Equipment)	336,599	1,204,890
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	92,434	412,094
	Persimmon PLC (Household Durables)	71,848	960,037
¤	Rio Tinto PLC (Metals & Mining)	45,303	2,557,880
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	87,980	3,127,008
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	56,394	2,051,774
	Tesco PLC (Food & Staples Retailing)	21,418	121,031
	Trinity Mirror PLC (Media) (b)	33,473	51,761
	TUI Travel PLC (Hotels, Restaurants & Leisure)	278,254	1,283,332
	Vedanta Resources PLC (Metals & Mining)	12,400	236,783
¤	Vodafone Group PLC (Wireless Telecommunication Services)	1,190,675	3,249,955
	WH Smith PLC (Specialty Retail)	61,373	648,268
			41,661,692
	Total Common Stocks (Cost $218,770,149)		255,957,390

	Convertible Preferred Stocks 0.9%
	Brazil 0.4%
	Bradespar S.A. 6.06% (Metals & Mining)	13,600	210,964
	Cia Energetica De Sao Paulo 7.75% (Independent Power Producers & Energy Traders)	59,000	585,452
			796,416
	Germany 0.1%
	Bayerische Motoren Werke A.G. 4.69% (Automobiles)	2,768	189,461

	Republic of Korea 0.4%
	Hyundai Motor Co. 2.83% (Automobiles)	3,834	243,647
	Samsung Electronics Co., Ltd. 0.93% (Semiconductors & Semiconductor Equipment)	630	490,612
			734,259
	Total Convertible Preferred Stocks (Cost $1,524,360)		1,720,136

	Preferred Stocks 1.6%
	Brazil 0.5%
	Banco do Estado do Rio Grande do Sul S.A. Class B 5.24% (Commercial Banks)	43,700	374,161
	Cia Energetica de Minas Gerais 7.75% (Electric Utilities)	52,100	565,124
			939,285
	Germany 1.1%
	Jungheinrich A.G. 2.81% (Machinery)	10,836	500,247
	ProSiebenSat.1 Media A.G. 4.66% (Media)	14,888	509,214
	Volkswagen A.G. 1.70% (Automobiles)	4,761	1,177,507
			2,186,968
	Total Preferred Stocks (Cost $2,501,300)		3,126,253

		Number of Warrants	Value
	Warrants 0.0%‡
	France 0.0%‡
	UBISOFT Entertainment Strike Price $7.00Strike Price €7.00 Expires 10/10/13 (Software) (b)	27,575	4,044

	Spain 0.0%‡
	Promotora de Informaciones S.A. Strike Price €2.00 Expires 6/5/14 (Media) (b)	85,100	1,155

	Total Warrants (Cost $0)		5,199

		Principal Amount	Value
	Short-Term Investment 0.2%
	Repurchase Agreement 0.2%
	United States 0.2%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $419,945 (Collateralized by a United States Treasury Note with a rate of 0.75% and a maturity date of 6/30/17, with a Principal Amount of $430,000 and a Market Value of $430,538) (Capital Markets)	$419,945	419,945

	Total Short-Term Investment (Cost $419,945)		419,945

	Total Investments, Before Investments Sold Short (Cost $223,215,754) (f)	133.2%	261,228,923

		Shares	Value
	Investments Sold Short (33.4%)
	Common Stocks Sold Short (33.0%)
	Australia (5.5%)
	Acrux, Ltd. (Pharmaceuticals) (d)	(65,429)	(235,391)
	Alkane Resources, Ltd. (Metals & Mining) (b)(d)	(40,011)	(27,746)
	Aquila Resources, Ltd. (Oil, Gas & Consumable Fuels) (b)(d)	(147,350)	(479,408)
	Aurora Oil and Gas, Ltd. (Oil, Gas & Consumable Fuels) (b)(d)	(90,719)	(357,595)
	Bandanna Energy, Ltd. (Oil, Gas & Consumable Fuels) (b)(d)	(325,537)	(93,354)
	Bathurst Resources, Ltd. (Metals & Mining) (b)(d)	(616,482)	(247,504)
	Beadell Resources, Ltd. (Metals & Mining) (b)(d)	(948,814)	(979,529)
	Boart Longyear Group (Construction & Engineering) (d)	(539,988)	(1,154,353)
	Buru Energy, Ltd. (Oil, Gas & Consumable Fuels) (b)(d)	(314,022)	(766,261)
	Coalspur Mines, Ltd. (Oil, Gas & Consumable Fuels) (b)(d)	(322,941)	(277,829)
	Cockatoo Coal, Ltd. (Oil, Gas & Consumable Fuels) (b)(d)	(488,309)	(66,197)
	Cudeco, Ltd. (Metals & Mining) (b)(d)	(86,072)	(388,643)
	Discovery Metals, Ltd. (Metals & Mining) (b)(d)	(225,035)	(252,266)
	Energy World Corp, Ltd. (Independent Power Producers & Energy Traders) (b)(d)	(392,946)	(135,222)
	Gindalbie Metals, Ltd. (Metals & Mining) (b)(d)	(347,720)	(99,716)
	Linc Energy, Ltd. (Oil, Gas & Consumable Fuels) (b)(d)	(166,042)	(420,751)
	Lynas Corp, Ltd. (Metals & Mining) (b)(d)	(1,074,952)	(717,414)
	Macquarie Atlas Roads Group (Transportation Infrastructure) (b)(d)	(221,278)	(396,888)
	Maverick Drilling & Exploration, Ltd. (Oil, Gas & Consumable Fuels) (b)(d)	(152,004)	(97,483)
	Mirabela Nickel, Ltd. (Metals & Mining) (b)(d)	(194,035)	(95,100)
	Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (b)(d)	(954,103)	(1,134,230)
	Papillon Resources, Ltd. (Metals & Mining) (b)(d)	(133,927)	(230,437)
	Sandfire Resources NL (Metals & Mining) (b)(d)	(85,907)	(698,754)
	Senex Energy, Ltd. (Oil, Gas & Consumable Fuels) (b)(d)	(656,616)	(465,609)
	Sundance Resources, Ltd. (Metals & Mining) (b)(c)(d)	(2,662,952)	(944,155)
	Ten Network Holdings, Ltd. (Media) (b)(d)	(124,090)	(43,349)
	Virgin Australia International Holdings Pvt, Ltd. (Airlines) (a)(b)(c)(d)	(444,108)	(4,631)
			(10,809,815)
	Austria (0.4%)
	Intercell A.G. (Biotechnology) (b)(d)	(25,710)	(62,837)
	Wienerberger A.G. (Building Products) (d)	(63,180)	(645,281)
			(708,118)
	Belgium (0.2%)
	Bekaert S.A. (Metals & Mining) (b)(d)	(2,514)	(75,729)
	D’ieteren S.A. (Distributors) (d)	(7,166)	(317,101)
			(392,830)
	Bermuda (1.0%)
	Archer, Ltd. (Energy Equipment & Services) (b)(d)	(165,735)	(191,131)
	Beijing Enterprises Water Group, Ltd. (Water Utilities) (d)	(1,096,000)	(272,749)
	Brilliance China Automotive Holdings, Ltd. (Automobiles) (b)(d)	(284,000)	(383,041)
	BW Offshore, Ltd. (Energy Equipment & Services) (d)	(274,898)	(283,307)
	Esprit Holdings, Ltd. (Specialty Retail) (d)	(433,900)	(604,240)
	Petra Diamonds, Ltd. (Metals & Mining) (b)(d)	(133,945)	(231,556)
	Ports Design, Ltd. (Textiles, Apparel & Luxury Goods) (d)	(22,000)	(19,063)
	Texwinca Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (d)	(6,000)	(5,663)
			(1,990,750)
	Cayman Islands (1.9%)
	Ajisen China Holdings, Ltd. (Hotels, Restaurants & Leisure) (d)	(463,000)	(353,426)
	Boshiwa International Holding, Ltd. (Specialty Retail) (a)(b)(c)(d)	(86,000)	(18,630)
	China Dongxiang Group Co. (Textiles, Apparel & Luxury Goods) (d)	(2,260,000)	(367,176)
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods) (d)	(554,000)	(366,457)
	China Precious Metal Resources Holdings Co., Ltd. (Metals & Mining) (b)(d)	(1,044,000)	(187,116)
	China Resources Cement Holdings, Ltd. (Construction Materials) (d)	(586,000)	(374,779)
	Daphne International Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (d)	(292,000)	(376,512)
	Hengdeli Holdings, Ltd. (Specialty Retail) (d)	(432,000)	(152,069)
	Kingdee International Software Group Co., Ltd. (Software) (b)(d)	(1,866,000)	(392,189)
	Minth Group, Ltd. (Auto Components) (d)	(78,000)	(106,207)
	Mongolian Mining Corp. (Metals & Mining) (b)(d)	(1,064,500)	(527,075)
	Sany Heavy Equipment International Holdings Co., Ltd. (Machinery) (d)	(219,000)	(103,917)
	Vinda International Holdings, Ltd. (Household Products) (d)	(277,000)	(382,887)
	Yingde Gases (Chemicals) (d)	(36,500)	(41,040)
			(3,749,480)
	China (0.5%)
	First Tractor Co., Ltd. (Machinery) (b)(d)	(352,000)	(359,471)
	Guangzhou Pharmaceutical Co., Ltd. Class H (Pharmaceuticals) (d)	(120,000)	(277,278)
	Huaneng Renewables Corp., Ltd. Class H (Independent Power Producers & Energy Traders) (b)(d)	(706,000)	(134,729)
	Hunan Nonferrous Metal Corp., Ltd. Class H (Metals & Mining) (b)(d)	(330,000)	(106,803)
			(878,281)
	Finland (0.7%)
	M-real Oyj Class B (Paper & Forest Products) (b)(d)	(68,192)	(226,848)
	Outokumpu Oyj (Metals & Mining) (b)(d)	(1,066,424)	(1,103,370)
	Talvivaara Mining Co. PLC (Metals & Mining) (b)(d)	(69,031)	(97,987)
			(1,428,205)
	France (1.0%)
	Alcatel-Lucent (Communications Equipment) (b)(d)	(623,886)	(1,044,490)
	Artprice.com (Media) (b)(d)	(11,013)	(390,435)
	Bull S.A. (Computers & Peripherals) (b)(d)	(62,118)	(274,118)
	Carmat (Health Care Equipment & Supplies) (b)(d)	(251)	(39,022)
	SOITEC (Semiconductors & Semiconductor Equipment) (b)(d)	(54,450)	(203,314)
			(1,951,379)
	Germany (1.8%)
	Aixtron A.G. (Semiconductors & Semiconductor Equipment) (d)	(84,387)	(1,151,537)
	Delticom A.G. (Specialty Retail) (d)	(12,648)	(609,057)
	Heidelberger Druckmaschinen A.G. (Machinery) (b)(d)	(149,232)	(320,151)
	Morphosys A.G. (Life Sciences Tools & Services) (b)(d)	(994)	(42,109)
	Rhoen Klinikum A.G. (Health Care Providers & Services) (d)	(17,717)	(371,908)
	SGL Carbon SE (Electrical Equipment) (d)	(26,076)	(1,113,696)
			(3,608,458)
	Greece (0.0%)‡
	Marfin Investment Group Holdings S.A. (Diversified Financial Services) (b)	(116,168)	(75,396)

	Hong Kong (0.3%)
	China Agri-Industries Holdings, Ltd. (Food Products) (d)	(398,000)	(242,740)
	China Everbright International, Ltd. (Commercial Services & Supplies) (d)	(668,000)	(370,374)
			(613,114)
	Isle of Man (0.4%)
	Lamprell PLC (Energy Equipment & Services) (d)	(338,601)	(692,757)

	Italy (1.1%)
	Geox S.p.A. (Textiles, Apparel & Luxury Goods) (d)	(108,444)	(380,777)
	RCS MediaGroup S.p.A (Media) (b)(d)	(55,764)	(88,588)
	Telecom Italia Media S.p.A (Media) (b)(d)	(365,022)	(80,787)
	Trevi Finanziaria S.p.A. (Construction & Engineering) (d)	(53,650)	(383,170)
	Yoox S.p.A. (Internet & Catalog Retail) (b)(d)	(61,178)	(1,168,760)
			(2,102,082)
	Japan (11.0%)
	3-d Matrix, Ltd. (Biotechnology) (b)(d)	(9,900)	(551,053)
	Akebono Brake Industry Co., Ltd. (Auto Components) (d)	(83,400)	(404,939)
	Aplus Financial Co., Ltd. (Consumer Finance) (b)(d)	(379,000)	(770,890)
	Asahi Co., Ltd. (Specialty Retail) (d)	(28,600)	(382,188)
	Clarion Co., Ltd. (Household Durables) (b)(d)	(214,000)	(332,309)
	Cookpad, Inc. (Media) (d)	(24,600)	(813,768)
	Cosel Co., Ltd. (Electrical Equipment) (d)	(17,300)	(202,806)
	Daiichi Chuo KK (Marine) (b)(d)	(42,000)	(40,418)
	Dainippon Screen Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment) (d)	(140,000)	(713,434)
	Digital Garage, Inc. (IT Services) (d)	(348)	(818,197)
	Dr Ci:Labo Co., Ltd. (Personal Products) (d)	(210)	(620,504)
	Fudo Tetra Corp. (Construction & Engineering) (b)(d)	(50,000)	(104,434)
	Fujibo Holdings, Inc. (Textiles, Apparel & Luxury Goods) (d)	(185,000)	(606,922)
	Fujiya Co., Ltd. (Food Products) (d)	(278,000)	(632,336)
	Harmonic Drive Systems, Inc. (Machinery) (d)	(2,800)	(54,503)
	Hokuto Corp. (Food Products) (d)	(7,200)	(135,111)
	Horiba, Ltd. (Electronic Equipment & Instruments) (d)	(8,500)	(248,554)
	Japan Bridge Corp. (Construction & Engineering) (b)(d)	(76,400)	(350,899)
	Jin Co., Ltd. (Distributors) (d)	(19,000)	(820,712)
	Kusuri No Aoki Co., Ltd. (Food & Staples Retailing) (d)	(2,600)	(136,476)
	Maruwa Co., Ltd. / Aichi (Electronic Equipment & Instruments) (d)	(13,000)	(399,191)
	Matsui Securities Co., Ltd. (Capital Markets) (d)	(86,800)	(799,230)
	Melco Holdings, Inc. (Computers & Peripherals) (d)	(15,200)	(264,456)
	Message Co., Ltd. (Health Care Providers & Services) (d)	(15)	(40,516)
	MISUMI Group, Inc. (Trading Companies & Distributors) (d)	(29,600)	(777,832)
	MonotaRO Co., Ltd. (Trading Companies & Distributors) (d)	(25,000)	(919,952)
	Musashi Seimitsu Industry Co., Ltd. (Auto Components) (d)	(1,600)	(32,579)
	Nihon M&a Center, Inc. (Professional Services) (d)	(8,100)	(286,106)
	Nippon Sheet Glass Co., Ltd. (Building Products) (d)	(622,000)	(727,804)
	Nissha Printing Co., Ltd. (Commercial Services & Supplies) (b)(d)	(20,000)	(321,942)
	Nissin Electric Co., Ltd. (Electrical Equipment) (d)	(15,000)	(74,963)
	Nitto Boseki Co., Ltd. (Building Products) (d)	(175,000)	(717,645)
	Osaka Securities Exchange Co., Ltd. (Diversified Financial Services) (d)	(12,300)	(739,789)
	OSAKA Titanium Technologies Co. (Metals & Mining) (d)	(35,100)	(782,260)
	Pioneer Corp. (Household Durables) (b)(d)	(319,300)	(796,111)
	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods) (b)(d)	(126,000)	(400,962)
	Senshu Ikeda Holdings, Inc. (Commercial Banks) (d)	(101,680)	(569,306)
	SHO-BOND Holdings Co., Ltd. (Construction & Engineering) (d)	(5,300)	(195,609)
	Start Today Co., Ltd. (Internet & Catalog Retail) (d)	(95,000)	(914,211)
	Sumitomo Mitsui Construction Co., Ltd. (Construction & Engineering) (b)(d)	(689,300)	(738,711)
	Toho Titanium Co., Ltd. (Metals & Mining) (d)	(82,700)	(769,618)
	Topcon Corp. (Electronic Equipment & Instruments) (d)	(86,300)	(704,971)
	Toyo Tanso Co., Ltd. (Electrical Equipment) (d)	(8,800)	(213,155)
	Weathernews, Inc. (Professional Services) (d)	(22,200)	(583,616)
			(21,510,988)
	Netherlands (0.6%)
	SBM Offshore N.V. (Energy Equipment & Services) (b)(d)	(81,322)	(1,248,288)

	Norway (0.9%)
	Algeta ASA (Biotechnology) (b)(d)	(29,926)	(915,929)
	Det Norske Oljeselskap ASA (Oil, Gas & Consumable Fuels) (b)(d)	(42,950)	(674,570)
	Electromagnetic GeoServices AS (Energy Equipment & Services) (b)(d)	(118,162)	(242,255)
			(1,832,754)
	Singapore (0.6%)
	Dyna-mac Holdings, Ltd. (Energy Equipment & Services) (d)	(511,000)	(210,568)
	Midas Holdings, Ltd. (Metals & Mining) (d)	(295,000)	(129,904)
	Tiger Airways Holdings, Ltd. (Airlines) (b)(d)	(150,000)	(92,716)
	Yoma Strategic Holdings, Ltd. (Construction & Engineering) (d)	(1,122,000)	(815,901)
			(1,249,089)
	Spain (0.8%)
	Melia Hotels International S.A. (Hotels, Restaurants & Leisure) (d)	(19,958)	(162,052)
	NH Hoteles S.A. (Hotels, Restaurants & Leisure) (b)(d)	(134,409)	(529,252)
	Promotora de Informaciones S.A. (Media) (b)(d)	(289,214)	(107,991)
	Sacyr Vallehermoso S.A. (Construction & Engineering) (b)(d)	(283,963)	(651,605)
	Zeltia S.A. (Biotechnology) (b)(d)	(109,274)	(201,045)
			(1,651,945)
	Sweden (0.7%)
	Active Biotech AB (Biotechnology) (b)(d)	(256)	(1,937)
	CDON Group AB (Internet & Catalog Retail) (b)(d)	(23,815)	(133,724)
	Modern Times Group AB Class B (Media) (d)	(31,574)	(1,156,615)
			(1,292,276)
	Switzerland (0.6%)
	Meyer Burger Technology A.G. (Machinery) (b)(d)	(42,685)	(397,746)
	Rieter Holding A.G. Registered (Machinery) (b)(d)	(1,479)	(289,283)
	Temenos Group A.G. Registered (Software) (b)(d)	(20,505)	(419,090)
			(1,106,119)
	United Kingdom (3.0%)
	APR Energy PLC (Independent Power Producers & Energy Traders) (d)	(28,752)	(335,621)
	Bumi PLC (Oil, Gas & Consumable Fuels) (b)(d)	(79,490)	(434,315)
	Carpetright PLC (Specialty Retail) (b)(d)	(4,284)	(46,202)
	Chemring Group PLC (Aerospace & Defense) (d)	(205,312)	(923,472)
	Essar Energy PLC (Oil, Gas & Consumable Fuels) (b)(d)	(67,487)	(139,894)
	Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (b)(d)	(159,219)	(1,289,121)
	London Mining PLC (Metals & Mining) (b)(d)	(64,665)	(170,760)
	Lonmin PLC (Metals & Mining) (b)(d)	(214,196)	(1,222,974)
	Ocado Group PLC (Internet & Catalog Retail) (b)(d)	(465,197)	(780,595)
	Sdl PLC (Software) (d)	(20,777)	(172,835)
	SuperGroup PLC (Specialty Retail) (b)(d)	(6,391)	(61,678)
	West China Cement, Ltd. (Construction Materials) (d)	(1,172,000)	(226,681)
			(5,804,148)
	Total Common Stocks Sold Short (Proceeds $64,757,813)		(64,696,272)

	Exchange Traded Fund Sold Short (0.4%)(e)
	United States (0.4%)
	iShares MSCI EAFE Index Fund (Capital Markets) (d)	(15,400)	(908,292)

	Total Exchange Traded Fund Sold Short (Proceeds $900,167)		(908,292)

	Total Investments Sold Short (Proceeds $65,657,980)	(33.4)%	(65,604,564)

	Total Investments, Net of Investments Sold Short (Cost $157,557,774)	99.8	195,624,359
	Other Assets, Less Liabilities	0.2	468,884
	Net Assets	100.0%	$196,093,243

¤	Among the Fund’s 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security. The total market value of these securities as of January 31, 2013 is $(21,437), which represents less than one-tenth of a percent of the Fund’s net assets.
(b)	Non-income producing security.
(c)	Fair valued security. The total market value of these securities as of January 31, 2013 is $(965,592), which represents (0.5)% of the Fund’s net assets.
(d)	Security, or a portion thereof, is maintained in a segregated account at the Fund’s custodian as collateral for securities sold short.
(e)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of January 31, 2013, cost is $226,233,895 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$41,780,783
Gross unrealized depreciation	(6,785,755)
Net unrealized appreciation	$34,995,028

The following abbreviation is used in the above portfolio:
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$255,955,566	$—	$1,824	$255,957,390
Convertible Preferred Stocks	1,720,136	—	—	1,720,136
Preferred Stocks	3,126,253	—	—	3,126,253
Warrants	5,199	—	—	5,199
Short-Term Investment
Repurchase Agreement	—	419,945	—	419,945
Total Investments in Securities	$260,807,154	$419,945	$1,824	$261,228,923

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities Sold Short (a)
Common Stocks Sold Short (c)	$(63,728,856)	$—	$(967,416)	$(64,696,272)
Exchange Traded Funds Sold Short	(908,292)	—	—	(908,292)
Total Investments in Securities Sold Short	$(64,637,148)	$—	$(967,416)	$(65,604,564)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $11 and $1,813 are held in Australia and Cayman Islands, respectively, within the Common Stocks section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $(948,786) and $(18,630) are held in Australia and Cayman Islands, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

During the period ended January 31, 2013, certain common stocks sold short with a total value of $(779,267) transferred from Level 1 to Level 3. The transfer occurred as a result of the common stock sold short being valued by methods deemed in good faith by the Fund’s Valuation Committee utilizing significant unobservable inputs. The valuation of the common stock sold short was obtained by an independent pricing service as of October 31, 2012 utilized observable inputs.

During the period ended January 31, 2013, certain common stocks sold short with a total value of $417,251 transferred from Level 3 to Level 1. The transfer occurred as a result of the common stock sold short being valued by an independent pricing service using observable inputs. The valuation of the common stock sold short was obtained by methods deemed in good faith by the Fund’s Valuation Committee as of October 31, 2012 utilized significant observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2013
Common Stocks
Australia	$11	$-	$-	$-	$-	$-	$-	$-	$11	$-
Cayman Islands	829	-	-	984	-	-	-	-	1,813	984
Common Stocks Sold Short
Australia	(421,861)	-	-	27,353	-	(192,262)	(779,267)	417,251	(948,786)	(94,038)
Cayman Islands	(18,642)	-	-	12	-	-	-	-	(18,630)	13
Total	$(439,663)	$-	$-	$28,349	$-	$(192,262)	$(779,267)	$417,251	$(965,592)	$(93,041)

MainStay Moderate Allocation Fund

Portfolio of Investments January 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 64.4%
MainStay Epoch Global Choice Fund Class I (a)	840,187	$14,762,092
MainStay Epoch U.S. All Cap Fund Class I (a)	1,594,187	37,256,158
MainStay ICAP Equity Fund Class I	737,885	31,625,751
MainStay ICAP International Fund Class I	470,460	14,692,480
MainStay ICAP Select Equity Fund Class I	24,480	998,311
MainStay International Equity Fund Class I	517,689	6,253,685
MainStay International Opportunities Fund Class I (a)	2,851,628	21,244,626
MainStay Large Cap Growth Fund Class I	5,331,358	44,730,097
MainStay MAP Fund Class I	1,730,780	64,679,247
MainStay Marketfield Fund Class I	237,742	3,948,888
MainStay S&P 500 Index Fund Class I	350,084	12,130,418
MainStay U.S. Equity Opportunities Fund Class I (a)	6,493,720	54,092,689
MainStay U.S. Small Cap Fund Class I	474,043	9,319,687
Total Equity Funds (Cost $263,152,945)		315,734,129

Fixed Income Funds 35.7%
MainStay Floating Rate Fund Class I (a)	4,190,193	40,267,758
MainStay High Yield Corporate Bond Fund Class I	1,116,576	6,866,943
MainStay High Yield Municipal Bond Fund Class I	400,184	4,830,215
MainStay High Yield Opportunities Fund Class I	30,623	375,743
MainStay Indexed Bond Fund Class I	18,990	213,263
MainStay Intermediate Term Bond Fund Class I (a)	8,573,463	94,479,563
MainStay Money Market Fund Class A	3,983,705	3,983,705
MainStay Short Duration High Yield Fund Class I (a)	568,437	5,678,689
MainStay Unconstrained Bond Fund Class I (a)	1,963,745	18,439,563
Total Fixed Income Funds (Cost $168,674,432)		175,135,442

Total Investments (Cost $431,827,377) (b)	100.1%	490,869,571
Other Assets, Less Liabilities	(0.1)	(392,079)
Net Assets	100.0%	$490,477,492

†	Percentages indicated are based on Fund net assets.

(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.

(b)	As of January 31, 2013, cost is $437,249,972 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$59,044,923
Gross unrealized depreciation	(5,425,324)
Net unrealized appreciation	$53,619,599

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$315,734,129	$—	$—	$315,734,129
Fixed Income Funds	175,135,442	—	—	175,135,442
Total Investments	$490,869,571	$—	$—	$490,869,571

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments January 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 84.2%
MainStay Common Stock Fund Class I (a)	341,241	$4,654,531
MainStay Epoch Global Choice Fund Class I (a)	780,367	13,711,055
MainStay Epoch U.S. All Cap Fund Class I (a)	1,306,468	30,532,159
MainStay ICAP Equity Fund Class I	741,842	31,795,352
MainStay ICAP International Fund Class I	694,637	21,693,526
MainStay ICAP Select Equity Fund Class I	26,128	1,065,498
MainStay International Equity Fund Class I (a)	759,759	9,177,890
MainStay International Opportunities Fund Class I (a)	4,198,817	31,281,188
MainStay Large Cap Growth Fund Class I	5,632,274	47,254,783
MainStay MAP Fund Class I (a)	2,074,609	77,528,140
MainStay Marketfield Fund Class I	220,655	3,665,076
MainStay S&P 500 Index Fund Class I	338,209	11,718,940
MainStay U.S. Equity Opportunities Fund Class I (a)	7,065,983	58,859,638
MainStay U.S. Small Cap Fund Class I (a)	2,179,689	42,852,687

Total Equity Funds (Cost $321,388,940)		385,790,463

Fixed Income Funds 15.8%
MainStay Floating Rate Fund Class I (a)	3,331,942	32,019,961
MainStay High Yield Corporate Bond Fund Class I	805,034	4,950,958
MainStay High Yield Municipal Bond Fund Class I	269,848	3,257,068
MainStay High Yield Opportunities Fund Class I	22,311	273,754
MainStay Intermediate Term Bond Fund Class I	1,115,192	12,289,413
MainStay Money Market Fund Class A	2,416,678	2,416,678
MainStay Short Duration High Yield Fund Class I (a)	458,090	4,576,319
MainStay Unconstrained Bond Fund Class I (a)	1,344,927	12,628,863

Total Fixed Income Funds (Cost $68,844,993)		72,413,014

Total Investments (Cost $390,233,933) (b)	100.0%	458,203,477
Other Assets, Less Liabilities	(0.0)‡	(197,562)
Net Assets	100.0%	$458,005,915

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2013, cost is $397,317,149 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$67,970,440
Gross unrealized depreciation	(7,084,112)
Net unrealized appreciation	$60,886,328

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$385,790,463	$—	$—	$385,790,463
Fixed Income Funds	72,413,014	—	—	72,413,014
Total Investments	$458,203,477	$—	$—	$458,203,477

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund
Portfolio of Investments January 31, 2013 (Unaudited)
		Principal Amount	Value
	Municipal Bonds 96.9% †

	Airport 2.0%
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	$600,000	$694,470
	6.00%, due 12/1/42	490,000	583,997
			1,278,467
	Appropriation 0.2%
	Hudson Yards Infrastructure Corp., Revenue Bonds Series A, Insured: NATL-RE 4.50%, due 2/15/47	100,000	103,742

	Dedicated Tax 10.0%
	Guam Government, Business Privilege Tax, Revenue Bonds Series B-1 5.00%, due 1/1/42	1,200,000	1,326,648
	Guam Government, Revenue Bonds Series A 5.375%, due 12/1/24	1,000,000	1,109,690
	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds Series F-1 5.00%, due 5/1/28	500,000	588,160
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series C 0.13%, due 5/1/28 (a)	800,000	800,000
	New York Convention Center Development Corp., Hotel Unit, Revenue Bonds Insured: AMBAC 5.00%, due 11/15/44	115,000	125,574
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	1,000,000	1,100,100
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Series A 5.00%, due 10/1/32	1,200,000	1,320,120
			6,370,292
	General 13.3%
¤	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,204,460
¤	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,149,550
	5.00%, due 8/1/42	1,000,000	1,131,140
¤	Dutchess County Industrial Development Agency, Bard College, Revenue Bonds Series A-1 5.00%, due 8/1/46	2,015,000	2,115,427
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/46	985,000	990,526
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: ASSURED GTY (zero coupon), due 3/1/44	500,000	118,350
	Insured: ASSURED GTY (zero coupon), due 3/1/46	3,250,000	685,685
	Insured: ASSURED GTY (zero coupon), due 3/1/47	400,000	79,980
			8,475,118
	General Obligation 11.2%
¤	City of New York, Unlimited General Obligation
	Series E5 0.11%, due 8/1/15 (a)	300,000	300,000
	Series E2 0.11%, due 8/1/19 (a)	200,000	200,000
	Series A-7 0.11%, due 8/1/20 (a)	800,000	800,000
	Series A-7 0.11%, due 8/1/21 (a)	900,000	900,000
	Series H-1 0.22%, due 1/1/36 (a)	145,000	145,000
	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	730,077
	Moravia Central School District, General Obligation
	Insured: AGM 4.00%, due 6/15/35	335,000	353,395
	Insured: AGM 4.00%, due 6/15/36	345,000	361,498
	Insured: AGM 4.00%, due 6/15/37	360,000	373,003
	Nassau County, General Obligation Series A 4.00%, due 4/1/27	1,000,000	1,061,490
	Newburgh, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	526,525
	Oyster Bay Public Improvement, Unlimited General Obligation Series B 4.00%, due 12/1/20	100,000	112,311
	Southampton Housing Authority, Revenue Bonds
	3.00%, due 5/15/32	425,000	412,229
	3.125%, due 5/15/35	315,000	300,343
	3.25%, due 5/15/37	200,000	192,174
	Suffolk County Industrial Development Agency, Westhampton Free Association Library, Revenue Bonds Insured: AMBAC 5.00%, due 6/15/17	315,000	348,544
			7,116,589
	Higher Education 17.3%
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series: A 5.375%, due 10/1/41	855,000	983,370
¤	Geneva Development Corp., Hobart & William Smith College, Revenue Bonds 5.00%, due 9/1/32	1,500,000	1,758,450
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	200,000	222,164
	Housing Development Corp., College of Staten Island Residence, Revenue Bonds Insured: AGM 4.10%, due 7/1/42	1,000,000	1,045,510
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,201,610
	Monroe County Industrial Development Corp., John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	376,784
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	330,000	355,786
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds Series B 5.25%, due 12/1/36	500,000	517,665
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 5.00%, due 7/1/42	250,000	270,160
	New York State Dormitory Authority, Rochester-B Convertible, Revenue Bonds 0.11%, due 7/1/33 (a)	200,000	200,000
	Onondaga Civic Development Corp., Le Moyne College, Revenue Bonds 5.00%, due 7/1/42	525,000	571,646
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
	Series A 3.25%, due 7/1/32	500,000	471,475
	Series B 3.25%, due 7/1/32	500,000	476,840
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 5.375%, due 9/1/41	500,000	575,575
¤	Troy Capital Resource Corp., Rensselaer Polytechnic-A, Revenue Bonds
	5.00%, due 9/1/30	465,000	525,799
	5.125%, due 9/1/40	1,285,000	1,427,057
			10,979,891
	Hospital 6.1%
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	646,428
	Series B 5.00%, due 7/1/32	390,000	420,178
¤	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,702,410
	Onondaga Civic Development Corp., St. Joseph Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	1,000,000	991,020
	Westchester County Healthcare Corp., Revenue Bonds Series A 4.50%, due 11/1/26	100,000	108,158
			3,868,194
	Industrial Development / Pollution Control 14.8%
	New York City Industrial Development Agency, Liberty Interactive Corp., Revenue Bonds 5.00%, due 9/1/35	700,000	726,194
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (b)	1,000,000	1,068,080
	New York City Industrial Development Agency, Terminal One Group Association Project, Revenue Bonds 5.50%, due 1/1/24 (a)(b)	500,000	533,855
	New York City Trust for Cultural Resources, American Museum Natural, Revenue Bonds Series A2 0.11%, due 4/1/27 (a)	500,000	500,000
	New York City Trust for Cultural Resources, Lincoln Center, Revenue Bonds Series A-1 0.14%, due 12/1/35 (a)	330,000	330,000
¤	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,214,367
	Class 3 6.375%, due 7/15/49	525,000	625,312
	New York Liberty Development Corp., Goldman Sachs Headquarter, Revenue Bonds 5.25%, due 10/1/35	945,000	1,127,016
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,158,737
	Class 3 5.00%, due 3/15/44	1,000,000	1,085,710
	Niagara Area Development Corp., Covanta Energy Project, Revenue Bonds 5.25%, due 11/1/42 (b)	1,000,000	1,033,410
			9,402,681
	Life Care 1.6%
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	500,000	532,545
	Tompkins County Development Corp., Kendall at Ithaca, Inc. Project, Revenue Bonds 4.50%, due 7/1/42	500,000	503,995
			1,036,540
	Multi Family Housing 4.2%
	Housing Development Corp., Revenue Bonds
	Series D-1-A 4.00%, due 5/1/32	1,000,000	1,032,030
	Series D-1-B 4.20%, due 5/1/37	500,000	520,415
	New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series B 4.85%, due 11/1/41	1,000,000	1,085,080
			2,637,525
	Public Power 2.2%
	Guam Power Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/30	250,000	282,380
	Series A 5.00%, due 10/1/34	1,000,000	1,118,940
			1,401,320
	State General Obligation 1.8%
	Guam Government, Unlimited General Obligation Series A 7.00%, due 11/15/39	1,000,000	1,130,100
	Tobacco Settlement 7.1%
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset Backed, Revenue Bonds 5.625%, due 6/1/47	675,000	599,710
¤	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,000,000	860,180
	Series A-3 5.125%, due 6/1/46	1,000,000	841,830
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds Series B 5.25%, due 6/1/37	1,000,000	1,080,730
	TSASC, Inc., Revenue Bonds Series 1 5.00%, due 6/1/34	1,205,000	1,091,887
			4,474,337
	Transportation 1.7%
	Triborough Bridge & Tunnel Authority, Revenue Bonds 5.25%, due 11/15/30	1,020,000	1,059,994
	Water 3.4%
	Guam Government, Waterworks Authority, Revenue Bonds 5.875%, due 7/1/35	1,000,000	1,035,740
	New York City Municipal Water Finance Authority, Second General Fiscal, Revenue Bonds Series BB 5.00%, due 6/15/47	1,000,000	1,142,470
			2,178,210
	Total Municipal Bonds (Cost $59,316,446)		61,513,000

		Shares
	Unaffiliated Investment Company 0.4%

	New York 0.4%
	Nuveen New York Premium Income Municipal Fund, Inc.	16,278	257,681

	Total Unaffiliated Investment Company (Cost $255,435)		257,681
	Total Investments (Cost $59,571,881) (e)	97.3%	61,770,681
	Other Assets, Less Liabilities	2.7	1,743,169

	Net Assets	100.0%	$63,513,850

		Contracts Short	Unrealized Appreciation (Depreciation) (c)
	Futures Contracts 0.3%

	United States Treasury Notes March 2013 (10 Year) (d)	(85)	$193,030
	Total Futures Contracts (Settlement Value $11,158,906)		$193,030

	¤		Among the Fund's 10 largest holdings or issuers held, as of January 31, 2013. May be subject to change daily.
	†		Percentages indicated are based on Fund net assets.
	(a)		Floating rate - Rate shown is the rate in effect as of January 31, 2013.
	(b)		Interest on these securities is subject to alternative minimum tax.
	(c)		Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2013.
	(d)		As of January 31, 2013, cash in the amount of $93,500 is on deposit with the broker for futures transactions.
	(e)		As of January 31, 2013, cost is $59,571,881 for federal income tax purposes and net unrealized appreciation is as follows:
		Gross unrealized appreciation	$2,311,769
		Gross unrealized depreciation	(112,969)
		Net unrealized appreciation	$2,198,800
	The following abbreviations are used in the above portfolio:
ACA	-ACA Financial Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
GTY	-Assured Guaranty Corp.
NATL-RE	-National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$61,513,000	$—	$61,513,000
Unaffiliated Investment Companies	257,681	—	—	257,681
Total Investments in Securities	257,681	61,513,000	—	61,770,681
Other Financial Instruments
Futures Contracts Short (b)	193,030	—	—	193,030
Total Other Financial Instruments	193,030	—	—	193,030
Total Investments in Securities and Other Financial Instruments	$450,711	$61,513,000	$—	$61,963,711

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for this security reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments January 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 90.8% †
Equity Funds 44.8%
MainStay Common Stock Fund Class I	187,445	$2,556,748
MainStay Epoch International Small Cap Fund Class I	37,755	725,642
MainStay Epoch U.S. All Cap Fund Class I	135,945	3,177,031
MainStay ICAP Equity Fund Class I	51,593	2,211,270
MainStay ICAP International Fund Class I	38,772	1,210,838
MainStay ICAP Select Equity Fund Class I	9,642	393,205
MainStay International Equity Fund Class I	43,712	528,042
MainStay Large Cap Growth Fund Class I	336,934	2,826,879
MainStay MAP Fund Class I	146,520	5,475,456
MainStay S&P 500 Index Fund Class I	99,725	3,455,466

Total Equity Funds (Cost $19,126,914)		22,560,577

Fixed Income Funds 46.0%
MainStay Floating Rate Fund Class I	270,925	2,603,586
MainStay High Yield Corporate Bond Fund Class I	120,261	739,604
MainStay High Yield Municipal Bond Fund Class I	41,599	502,100
MainStay Indexed Bond Fund Class I	614,482	6,900,638
MainStay Intermediate Term Bond Fund Class I	1,043,887	11,503,638
MainStay Money Market Fund Class A	230,501	230,501
MainStay Short Duration High Yield Fund Class I	71,556	714,844

Total Fixed Income Funds (Cost $22,817,268)		23,194,911

Total Affiliated Investment Companies (Cost $41,944,182)		45,755,488

Unaffiliated Investment Companies 9.2%
Equity Funds 6.3%
iShares Russell 2000 Index ETF	9,196	824,145
Vanguard Emerging Markets ETF	52,341	2,332,315

Total Equity Funds (Cost $2,868,057)		3,156,460

Fixed Income Funds 2.9%
iShares Barclays TIPS Bond Fund ETF	7,151	863,698
Market Vectors Emerging Markets Local Currency Bond ETF	22,698	624,876

Total Fixed Income Funds (Cost $1,368,582)		1,488,574

Total Unaffiliated Investment Companies (Cost $4,236,639)		4,645,034

Total Investments (Cost $46,180,821) (a)	100.0%	50,400,522
Other Assets, Less Liabilities	0.0 ‡	9,753
Net Assets	100.0%	$50,410,275

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of January 31, 2013, cost is $46,762,968 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$4,259,123
Gross unrealized depreciation	(621,569)
Net unrealized appreciation	$3,637,554

The following abbreviations are used in the above portfolio:
ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$22,560,577	$—	$—	$22,560,577
Fixed Income Funds	23,194,911	—	—	23,194,911
Total Affiliated Investment Companies	45,755,488	—	—	45,755,488
Unaffiliated Investment Companies
Equity Funds	3,156,460	—	—	3,156,460
Fixed Income Funds	1,488,574	—	—	1,488,574
Total Unaffiliated Investment Companies	4,645,034	—	—	4,645,034
Total Investments	$50,400,522	$—	$—	$50,400,522

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments January 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 90.1% †
Equity Funds 55.5%
MainStay Common Stock Fund Class I (a)	465,637	$6,351,287
MainStay Epoch International Small Cap Fund Class I	96,050	1,846,076
MainStay Epoch U.S. All Cap Fund Class I	278,570	6,510,170
MainStay ICAP Equity Fund Class I	111,436	4,776,137
MainStay ICAP International Fund Class I	124,459	3,886,843
MainStay ICAP Select Equity Fund Class I	20,487	835,477
MainStay International Equity Fund Class I	135,589	1,637,920
MainStay Large Cap Growth Fund Class I	734,833	6,165,246
MainStay MAP Fund Class I	316,315	11,820,688
MainStay S&P 500 Index Fund Class I	206,323	7,149,107

Total Equity Funds (Cost $42,559,085)		50,978,951

Fixed Income Funds 34.6%
MainStay Floating Rate Fund Class I	478,860	4,601,843
MainStay High Yield Corporate Bond Fund Class I	163,778	1,007,237
MainStay High Yield Municipal Bond Fund Class I	75,302	908,894
MainStay Indexed Bond Fund Class I	366,907	4,120,361
MainStay Intermediate Term Bond Fund Class I	1,739,104	19,164,925
MainStay Money Market Fund Class A	742,085	742,085
MainStay Short Duration High Yield Fund Class I	120,091	1,199,705

Total Fixed Income Funds (Cost $31,152,722)		31,745,050

Total Affiliated Investment Companies (Cost $73,711,807)		82,724,001

Unaffiliated Investment Companies 9.8%
Equity Funds 7.3%
iShares Russell 2000 Index ETF	21,720	1,946,547
Vanguard Emerging Markets ETF	106,829	4,760,300

Total Equity Funds (Cost $6,088,010)		6,706,847

Fixed Income Funds 2.5%
iShares Barclays TIPS Bond Fund ETF	9,540	1,152,241
Market Vectors Emerging Markets Local Currency Bond ETF	40,104	1,104,063

Total Fixed Income Funds (Cost $2,101,230)		2,256,304

Total Unaffiliated Investment Companies (Cost $8,189,240)		8,963,151

Total Investments (Cost $81,901,047) (b)	99.9%	91,687,152
Other Assets, Less Liabilities	0.1	63,775
Net Assets	100.0%	$91,750,927

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2013, cost is $82,980,916 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,860,171
Gross unrealized depreciation	(1,153,935)
Net unrealized appreciation	$8,706,236

The following abbreviations are used in the above portfolio:
ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$50,978,951	$—	$—	$50,978,951
Fixed Income Funds	31,745,050	—	—	31,745,050
Total Affiliated Investment Companies	82,724,001	—	—	82,724,001
Unaffiliated Investment Companies
Equity Funds	6,706,847	—	—	6,706,847
Fixed Income Funds	2,256,304	—	—	2,256,304
Total Unaffiliated Investment Companies	8,963,151	—	—	8,963,151
Total Investments	$91,687,152	$—	$—	$91,687,152

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments January 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 87.3% †
Equity Funds 68.4%
MainStay Common Stock Fund Class I (a)	856,550	$11,683,348
MainStay Epoch International Small Cap Fund Class I	163,011	3,133,076
MainStay Epoch U.S. All Cap Fund Class I	402,555	9,407,708
MainStay ICAP Equity Fund Class I	149,582	6,411,074
MainStay ICAP International Fund Class I	238,668	7,453,588
MainStay ICAP Select Equity Fund Class I	24,616	1,003,850
MainStay International Equity Fund Class I	261,798	3,162,517
MainStay Large Cap Growth Fund Class I	1,063,630	8,923,859
MainStay MAP Fund Class I	497,722	18,599,882
MainStay S&P 500 Index Fund Class I	302,668	10,487,455

Total Equity Funds (Cost $67,659,736)		80,266,357

Fixed Income Funds 18.9%
MainStay Floating Rate Fund Class I	675,177	6,488,450
MainStay High Yield Corporate Bond Fund Class I	106,758	656,564
MainStay High Yield Municipal Bond Fund Class I	96,885	1,169,407
MainStay Intermediate Term Bond Fund Class I	1,049,917	11,570,087
MainStay Money Market Fund Class A	758,706	758,706
MainStay Short Duration High Yield Fund Class I	151,475	1,513,234

Total Fixed Income Funds (Cost $21,694,165)		22,156,448

Total Affiliated Investment Companies (Cost $89,353,901)		102,422,805

Unaffiliated Investment Companies 12.6%
Equity Funds 10.9%
iShares Russell 2000 Index ETF	63,885	5,725,374
Vanguard Emerging Markets ETF	159,717	7,116,989

Total Equity Funds (Cost $11,458,607)		12,842,363

Fixed Income Fund 1.7%
Market Vectors Emerging Markets Local Currency Bond ETF	71,371	1,964,844

Total Fixed Income Fund (Cost $1,868,443)		1,964,844

Total Unaffiliated Investment Companies (Cost $13,327,050)		14,807,207

Total Investments (Cost $102,680,951) (b)	99.9%	117,230,012
Other Assets, Less Liabilities	0.1	135,713

Net Assets	100.0%	$117,365,725

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2013, cost is $104,909,739 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$14,549,817
Gross unrealized depreciation	(2,229,544)
Net unrealized appreciation	$12,320,273

The following abbreviation is used in the above portfolio:
ETF	-Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$80,266,357	$—	$—	$80,266,357
Fixed Income Funds	22,156,448	—	—	22,156,448
Total Affiliated Investment Companies	102,422,805	—	—	102,422,805
Unaffiliated Investment Companies
Equity Funds	12,842,363	—	—	12,842,363
Fixed Income Fund	1,964,844	—	—	1,964,844
Total Unaffiliated Investment Companies	14,807,207	—	—	14,807,207
Total Investments	$117,230,012	$—	$—	$117,230,012

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments January 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 82.6% †
Equity Funds 73.4%
MainStay Common Stock Fund Class I (a)	705,958	$9,629,267
MainStay Epoch International Small Cap Fund Class I	130,303	2,504,423
MainStay Epoch U.S. All Cap Fund Class I	270,715	6,326,615
MainStay ICAP Equity Fund Class I	88,431	3,790,168
MainStay ICAP International Fund Class I	197,929	6,181,321
MainStay ICAP Select Equity Fund Class I	16,468	671,574
MainStay International Equity Fund Class I	216,600	2,616,527
MainStay Large Cap Growth Fund Class I	690,058	5,789,586
MainStay MAP Fund Class I	383,165	14,318,882
MainStay S&P 500 Index Fund Class I	224,743	7,787,356

Total Equity Funds (Cost $51,275,237)		59,615,719

Fixed Income Funds 9.2%
MainStay Floating Rate Fund Class I	308,933	2,968,845
MainStay High Yield Corporate Bond Fund Class I	28,931	177,927
MainStay High Yield Municipal Bond Fund Class I	46,886	565,917
MainStay Intermediate Term Bond Fund Class I	304,655	3,357,298
MainStay Money Market Fund Class A	233,947	233,947
MainStay Short Duration High Yield Fund Class I	14,740	147,250

Total Fixed Income Funds (Cost $7,302,155)		7,451,184

Total Affiliated Investment Companies (Cost $58,577,392)		67,066,903

Unaffiliated Investment Companies 17.2%
Equity Funds 16.2%
iShares Russell 2000 Index ETF	85,295	7,644,138
Vanguard Emerging Markets ETF	123,105	5,485,559

Total Equity Funds (Cost $11,717,359)		13,129,697

Fixed Income Fund 1.0%
Market Vectors Emerging Markets Local Currency Bond ETF	30,843	849,108

Total Fixed Income Fund (Cost $805,916)		849,108

Total Unaffiliated Investment Companies (Cost $12,523,275)		13,978,805

Total Investments (Cost $71,100,667) (b)	99.8%	81,045,708
Other Assets, Less Liabilities	0.2	172,590

Net Assets	100.0%	$81,218,298

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2013, cost is $72,572,686 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,945,056
Gross unrealized depreciation	(1,472,034)
Net unrealized appreciation	$8,473,022

The following abbreviation is used in the above portfolio:
ETF	-Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$59,615,719	$—	$—	$59,615,719
Fixed Income Funds	7,451,184	—	—	7,451,184
Total Affiliated Investment Companies	67,066,903	—	—	67,066,903
Unaffiliated Investment Companies
Equity Funds	13,129,697	—	—	13,129,697
Fixed Income Fund	849,108	—	—	849,108
Total Unaffiliated Investment Companies	13,978,805	—	—	13,978,805
Total Investments	$81,045,708	$—	$—	$81,045,708

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments January 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 81.1% †
Equity Funds 75.9%
MainStay Common Stock Fund Class I (a)	430,553	$5,872,747
MainStay Epoch International Small Cap Fund Class I	85,863	1,650,289
MainStay Epoch U.S. All Cap Fund Class I	200,622	4,688,535
MainStay ICAP Equity Fund Class I	36,396	1,559,921
MainStay ICAP International Fund Class I	128,216	4,004,200
MainStay ICAP Select Equity Fund Class I	7,235	295,055
MainStay International Equity Fund Class I	141,988	1,715,215
MainStay Large Cap Growth Fund Class I	433,378	3,636,038
MainStay MAP Fund Class I	244,253	9,127,748
MainStay S&P 500 Index Fund Class I	138,563	4,801,195

Total Equity Funds (Cost $32,996,870)		37,350,943

Fixed Income Funds 5.2%
MainStay Floating Rate Fund Class I	57,921	556,620
MainStay High Yield Municipal Bond Fund Class I	5,587	67,430
MainStay Intermediate Term Bond Fund Class I	175,180	1,930,487
MainStay Money Market Fund Class A	16,881	16,881

Total Fixed Income Funds (Cost $2,529,857)		2,571,418

Total Affiliated Investment Companies (Cost $35,526,727)		39,922,361

Unaffiliated Investment Companies 18.7%
Equity Funds 18.1%
iShares Russell 2000 Index ETF	58,852	5,274,316
Vanguard Emerging Markets ETF	81,273	3,621,525

Total Equity Funds (Cost $7,932,792)		8,895,841

Fixed Income Fund 0.6%
Market Vectors Emerging Markets Local Currency Bond ETF	10,104	278,163

Total Fixed Income Fund (Cost $262,413)		278,163

Total Unaffiliated Investment Companies (Cost $8,195,205)		9,174,004

Total Investments (Cost $43,721,932) (b)	99.8%	49,096,365
Other Assets, Less Liabilities	0.2	101,741

Net Assets	100.0%	$49,198,106

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2013, cost is $44,756,685 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,374,433
Gross unrealized depreciation	(1,034,753)
Net unrealized appreciation	$4,339,680

The following abbreviation is used in the above portfolio:

ETF	-Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$37,350,943	$—	$—	$37,350,943
Fixed Income Funds	2,571,418	—	—	2,571,418
Total Affiliated Investment Companies	39,922,361	—	—	39,922,361
Unaffiliated Investment Companies
Equity Funds	8,895,841	—	—	8,895,841
Fixed Income Fund	278,163	—	—	278,163
Total Unaffiliated Investment Companies	9,174,004	—	—	9,174,004
Total Investments	$49,096,365	$—	$—	$49,096,365
(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 95.5% †
	Aerospace & Defense 2.2%
	Boeing Co. (The)	82,103	$6,064,949
	General Dynamics Corp.	40,037	2,654,453
	Honeywell International, Inc.	94,758	6,466,286
	L-3 Communications Holdings, Inc.	11,383	864,197
	Lockheed Martin Corp.	32,510	2,824,144
	Northrop Grumman Corp.	29,847	1,941,249
	Precision Castparts Corp.	17,601	3,228,023
	Raytheon Co.	40,086	2,111,731
	Rockwell Collins, Inc.	17,163	1,010,558
	Textron, Inc.	33,919	975,510
	United Technologies Corp.	101,997	8,931,877
			37,072,977
	Air Freight & Logistics 0.8%
	C.H. Robinson Worldwide, Inc.	19,496	1,289,660
	Expeditors International of Washington, Inc.	25,420	1,090,518
	FedEx Corp.	35,257	3,576,823
	United Parcel Service, Inc. Class B	86,554	6,862,867
			12,819,868
	Airlines 0.1%
	Southwest Airlines Co.	89,714	1,005,694

	Auto Components 0.3%
	BorgWarner, Inc. (a)	14,154	1,049,944
	Delphi Automotive PLC (a)	35,700	1,380,162
	Goodyear Tire & Rubber Co. (The) (a)	29,547	406,567
	Johnson Controls, Inc.	82,571	2,567,132
			5,403,805
	Automobiles 0.4%
	Ford Motor Co.	460,479	5,963,203
	Harley-Davidson, Inc.	27,515	1,442,336
			7,405,539
	Beverages 2.2%
	Beam, Inc.	19,120	1,172,821
	Brown-Forman Corp. Class B	18,284	1,182,975
	Coca-Cola Co. (The)	466,607	17,376,445
	Coca-Cola Enterprises, Inc.	32,767	1,142,585
	Constellation Brands, Inc. Class A (a)	18,473	597,786
	Dr. Pepper Snapple Group, Inc.	25,421	1,145,724
	Molson Coors Brewing Co. Class B	18,788	848,842
	Monster Beverage Corp. (a)	18,037	863,972
	PepsiCo., Inc.	187,109	13,630,891
			37,962,041
	Biotechnology 1.6%
	Alexion Pharmaceuticals, Inc. (a)	23,505	2,209,235
	Amgen, Inc.	92,833	7,933,508
	Biogen Idec, Inc. (a)	28,665	4,474,033
	Celgene Corp. (a)	51,170	5,063,783
	Gilead Sciences, Inc. (a)	183,294	7,230,949
			26,911,508
	Building Products 0.0%‡
	Masco Corp.	43,114	792,866

	Capital Markets 2.0%
	Ameriprise Financial, Inc.	25,022	1,659,459
	Bank of New York Mellon Corp. (The)	141,418	3,840,913
	BlackRock, Inc.	15,175	3,585,549
	Charles Schwab Corp. (The)	132,292	2,186,787
	E*TRADE Financial Corp. (a)	31,001	328,921
	Franklin Resources, Inc.	16,685	2,283,843
	Goldman Sachs Group, Inc. (The)	53,434	7,900,751
	Invesco, Ltd.	53,754	1,464,796
	Legg Mason, Inc.	14,512	401,257
	Morgan Stanley	166,958	3,814,990
	Northern Trust Corp.	26,425	1,360,095
	State Street Corp.	56,199	3,127,474
	T. Rowe Price Group, Inc.	30,646	2,189,657
			34,144,492
	Chemicals 2.4%
	Air Products & Chemicals, Inc.	25,743	2,250,711
	Airgas, Inc.	8,579	817,064
	CF Industries Holdings, Inc.	7,570	1,734,817
	Dow Chemical Co. (The)	144,653	4,657,827
	E.I. du Pont de Nemours & Co.	112,805	5,352,597
	Eastman Chemical Co.	18,462	1,313,571
	Ecolab, Inc.	31,785	2,301,234
	FMC Corp.	16,579	1,019,111
	International Flavors & Fragrances, Inc.	9,837	692,820
	LyondellBasell Industries, N.V., Class A	45,813	2,905,460
	Monsanto Co.	64,671	6,554,406
	Mosaic Co. (The)	33,467	2,049,854
	PPG Industries, Inc.	17,276	2,381,842
	Praxair, Inc.	36,000	3,973,320
	Sherwin-Williams Co. (The)	10,285	1,667,610
	Sigma-Aldrich Corp.	14,580	1,127,471
			40,799,715
	Commercial Banks 2.6%
	BB&T Corp.	84,409	2,555,905
	Comerica, Inc.	23,362	802,718
	Fifth Third Bancorp	108,571	1,768,622
	First Horizon National Corp.	30,040	306,708
	Huntington Bancshares, Inc.	103,638	721,320
	KeyCorp	113,908	1,070,735
	M&T Bank Corp.	14,710	1,510,570
	PNC Financial Services Group, Inc.	63,917	3,950,071
	Regions Financial Corp.	170,639	1,327,571
	SunTrust Banks, Inc.	65,013	1,844,419
	U.S. Bancorp	227,473	7,529,356
	Wells Fargo & Co.	592,247	20,627,963
	Zions Bancorp.	22,233	518,474
			44,534,432
	Commercial Services & Supplies 0.5%
	ADT Corp. (The)	28,126	1,335,985
	Avery Dennison Corp.	12,250	471,748
	Cintas Corp.	12,985	548,746
	Iron Mountain, Inc.	20,558	703,289
	Pitney Bowes, Inc.	24,224	349,068
	Republic Services, Inc.	36,163	1,153,238
	Stericycle, Inc. (a)	10,515	992,090
	Tyco International, Ltd.	56,336	1,703,037
	Waste Management, Inc.	52,609	1,913,916
			9,171,117
	Communications Equipment 1.9%
	Cisco Systems, Inc.	642,213	13,210,322
	F5 Networks, Inc. (a)	9,541	1,000,660
	Harris Corp.	13,672	631,646
	JDS Uniphase Corp. (a)	28,000	406,280
	Juniper Networks, Inc. (a)	62,372	1,395,885
	Motorola Solutions, Inc.	34,161	1,994,661
	QUALCOMM, Inc.	206,134	13,611,028
			32,250,482
	Computers & Peripherals 4.1%
¤	Apple, Inc.	113,787	51,808,359
	Dell, Inc.	175,918	2,329,154
	EMC Corp. (a)	254,848	6,271,809
	Hewlett-Packard Co.	237,383	3,919,193
	NetApp, Inc. (a)	43,344	1,560,384
	SanDisk Corp. (a)	29,163	1,457,859
	Seagate Technology PLC	40,851	1,388,117
	Western Digital Corp.	26,868	1,262,796
			69,997,671
	Construction & Engineering 0.2%
	Fluor Corp.	20,159	1,306,908
	Jacobs Engineering Group, Inc. (a)	15,664	753,595
	Quanta Services, Inc. (a)	25,791	747,165
			2,807,668
	Construction Materials 0.1%
	Vulcan Materials Co.	15,622	883,580

	Consumer Finance 0.8%
	American Express Co.	117,777	6,926,465
	Capital One Financial Corp.	70,146	3,950,623
	Discover Financial Services	61,066	2,344,324
	SLM Corp.	56,673	957,207
			14,178,619
	Containers & Packaging 0.1%
	Ball Corp.	18,681	831,678
	Bemis Co., Inc.	12,470	444,930
	Owens-Illinois, Inc. (a)	19,929	474,310
	Sealed Air Corp.	23,472	439,396
			2,190,314
	Distributors 0.1%
	Genuine Parts Co.	18,726	1,273,930

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	12,183	246,340
	H&R Block, Inc.	32,732	745,308
			991,648
	Diversified Financial Services 3.5%
	Bank of America Corp.	1,303,831	14,759,367
	Citigroup, Inc.	354,746	14,956,091
	CME Group, Inc.	37,101	2,145,922
	IntercontinentalExchange, Inc. (a)	8,785	1,218,919
	JPMorgan Chase & Co.	459,822	21,634,625
	Leucadia National Corp.	23,919	608,738
	McGraw-Hill Cos., Inc. (The)	33,830	1,945,902
	Moody's Corp.	23,350	1,280,047
	NASDAQ OMX Group, Inc. (The)	14,306	405,146
	NYSE Euronext	29,701	1,026,764
			59,981,521
	Diversified Telecommunication Services 2.6%
	AT&T, Inc.	687,059	23,902,782
	CenturyLink, Inc.	75,175	3,040,829
	Frontier Communications Corp.	120,556	550,941
	Verizon Communications, Inc.	345,213	15,054,739
	Windstream Corp.	70,991	691,452
			43,240,743
	Electric Utilities 1.9%
	American Electric Power Co., Inc.	58,544	2,651,458
	Duke Energy Corp.	85,012	5,843,725
	Edison International	39,337	1,895,650
	Entergy Corp.	21,408	1,382,957
	Exelon Corp.	103,056	3,240,081
	FirstEnergy Corp.	50,493	2,044,461
	NextEra Energy, Inc.	51,195	3,688,600
	Northeast Utilities	37,887	1,543,137
	Pepco Holdings, Inc.	27,634	539,416
	Pinnacle West Capital Corp.	13,226	706,004
	PPL Corp.	70,115	2,123,783
	Southern Co. (The)	105,618	4,671,484
	Xcel Energy, Inc.	58,864	1,635,242
			31,965,998
	Electrical Equipment 0.7%
	Eaton Corp.	55,714	3,172,913
	Emerson Electric Co.	87,813	5,027,294
	Rockwell Automation, Inc.	16,817	1,499,908
	Roper Industries, Inc.	11,809	1,386,967
			11,087,082
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	19,437	1,313,358
	Corning, Inc.	179,776	2,157,312
	FLIR Systems, Inc.	18,237	433,493
	Jabil Circuit, Inc.	22,576	426,912
	Molex, Inc.	16,624	451,508
	TE Connectivity, Ltd.	50,934	1,980,314
			6,762,897
	Energy Equipment & Services 1.9%
	Baker Hughes, Inc.	53,070	2,373,290
	Cameron International Corp. (a)	29,734	1,882,460
	Diamond Offshore Drilling, Inc.	8,393	630,230
	Ensco PLC Class A	28,015	1,780,914
	FMC Technologies, Inc. (a)	28,781	1,362,780
	Halliburton Co.	112,011	4,556,607
	Helmerich & Payne, Inc.	12,761	821,043
	Nabors Industries, Ltd. (a)	35,060	584,450
	National Oilwell Varco, Inc.	51,484	3,817,024
	Noble Corp.	30,498	1,235,169
	Rowan Cos. PLC Class A (a)	14,995	517,028
	Schlumberger, Ltd.	160,639	12,537,874
			32,098,869
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp.	52,199	5,342,046
	CVS Caremark Corp.	151,118	7,737,241
	Kroger Co. (The)	62,029	1,718,203
	Safeway, Inc.	28,916	556,633
	Sysco Corp.	71,425	2,269,172
	Wal-Mart Stores, Inc.	202,335	14,153,333
	Walgreen Co.	103,960	4,154,242
	Whole Foods Market, Inc.	20,735	1,995,744
			37,926,614
	Food Products 1.7%
	Archer-Daniels-Midland Co.	79,517	2,268,620
	Campbell Soup Co.	21,747	798,332
	ConAgra Foods, Inc.	49,027	1,602,693
	Dean Foods Co. (a)	22,317	408,624
	General Mills, Inc.	78,270	3,282,644
	H.J. Heinz Co.	38,663	2,344,138
	Hershey Co. (The)	18,085	1,436,853
	Hormel Foods Corp.	16,187	560,232
	J.M. Smucker Co. (The)	13,215	1,171,245
	Kellogg Co.	29,802	1,743,417
	Kraft Foods Group, Inc.	71,420	3,301,032
	McCormick & Co., Inc.	16,013	998,411
	Mead Johnson Nutrition Co.	24,601	1,869,676
	Mondelez International, Inc. Class A	214,977	5,974,211
	Tyson Foods, Inc. Class A	34,959	773,293
			28,533,421
	Gas Utilities 0.1%
	AGL Resources, Inc.	14,188	593,058
	ONEOK, Inc.	24,757	1,163,827
			1,756,885
	Health Care Equipment & Supplies 2.1%
	Abbott Laboratories	191,199	6,477,822
	Baxter International, Inc.	66,461	4,508,714
	Becton, Dickinson & Co.	23,804	2,000,488
	Boston Scientific Corp. (a)	166,643	1,244,823
	C.R. Bard, Inc.	9,413	960,785
	CareFusion Corp. (a)	26,793	831,655
	Covidien PLC	57,460	3,582,056
	DENTSPLY International, Inc.	17,118	714,848
	Edwards Lifesciences Corp. (a)	13,971	1,256,412
	Intuitive Surgical, Inc. (a)	4,821	2,769,086
	Medtronic, Inc.	122,349	5,701,464
	St. Jude Medical, Inc.	37,283	1,517,418
	Stryker Corp.	34,909	2,187,049
	Varian Medical Systems, Inc. (a)	13,367	944,379
	Zimmer Holdings, Inc.	21,092	1,573,463
			36,270,462
	Health Care Providers & Services 1.8%
	Aetna, Inc.	40,349	1,946,032
	AmerisourceBergen Corp.	28,431	1,289,914
	Cardinal Health, Inc.	41,181	1,804,140
	CIGNA Corp.	34,815	2,031,107
	Coventry Health Care, Inc.	16,160	740,613
	DaVita HealthCare Partners, Inc. (a)	10,048	1,159,640
	Express Scripts Holding Co. (a)	98,760	5,275,759
	Humana, Inc.	19,074	1,418,343
	Laboratory Corporation of America Holdings (a)	11,578	1,036,231
	McKesson Corp.	28,494	2,998,424
	Patterson Cos., Inc.	10,258	370,621
	Quest Diagnostics, Inc.	19,167	1,110,728
	Tenet Healthcare Corp. (a)	12,578	488,404
	UnitedHealth Group, Inc.	123,335	6,809,325
	WellPoint, Inc.	36,739	2,381,422
			30,860,703
	Health Care Technology 0.1%
	Cerner Corp. (a)	17,567	1,450,156

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	53,989	2,090,454
	Chipotle Mexican Grill, Inc. (a)	3,825	1,174,313
	Darden Restaurants, Inc.	15,482	719,913
	International Game Technology	32,248	495,652
	Marriott International, Inc.	29,862	1,193,883
	McDonald's Corp.	121,454	11,573,352
	Starbucks Corp.	89,954	5,048,218
	Starwood Hotels & Resorts Worldwide, Inc.	23,721	1,456,707
	Wyndham Worldwide Corp.	17,167	957,747
	Wynn Resorts, Ltd.	9,588	1,200,609
	Yum! Brands, Inc.	54,654	3,549,231
			29,460,079
	Household Durables 0.3%
	D.R. Horton, Inc.	33,538	793,509
	Garmin, Ltd.	13,161	498,670
	Harman International Industries, Inc.	8,109	363,121
	Leggett & Platt, Inc.	16,975	499,744
	Lennar Corp. Class A	19,657	816,552
	Newell Rubbermaid, Inc.	34,868	818,701
	PulteGroup, Inc. (a)	40,772	845,611
	Whirlpool Corp.	9,362	1,080,188
			5,716,096
	Household Products 2.1%
	Clorox Co. (The)	15,891	1,246,013
	Colgate-Palmolive Co.	53,814	5,778,009
	Kimberly-Clark Corp.	47,336	4,237,046
¤	Procter & Gamble Co. (The)	330,736	24,858,118
			36,119,186
	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The)	74,956	812,523
	NRG Energy, Inc.	38,852	932,448
			1,744,971
	Industrial Conglomerates 2.4%
	3M Co.	77,001	7,742,451
	Danaher Corp.	70,521	4,226,323
¤	General Electric Co.	1,268,435	28,260,732
			40,229,506
	Insurance 3.9%
	ACE, Ltd.	41,104	3,507,404
	Aflac, Inc.	56,536	2,999,800
	Allstate Corp. (The)	58,547	2,570,213
	American International Group, Inc. (a)	178,589	6,756,022
	Aon PLC	38,553	2,226,050
	Assurant, Inc.	9,790	374,370
	Berkshire Hathaway, Inc. Class B (a)	220,640	21,386,635
	Chubb Corp. (The)	31,682	2,544,381
	Cincinnati Financial Corp.	17,660	749,490
	Genworth Financial, Inc. Class A (a)	59,357	544,304
	Hartford Financial Services Group, Inc. (The)	52,618	1,304,926
	Lincoln National Corp.	33,706	976,800
	Loews Corp.	37,732	1,636,437
	Marsh & McLennan Cos., Inc.	65,703	2,331,142
	MetLife, Inc.	131,979	4,928,096
	Principal Financial Group, Inc.	33,493	1,038,618
	Progressive Corp. (The)	67,663	1,521,741
	Prudential Financial, Inc.	56,262	3,256,445
	Torchmark Corp.	11,518	641,668
	Travelers Cos., Inc. (The)	46,138	3,619,988
	Unum Group	33,823	788,414
	XL Group PLC	36,909	1,023,118
			66,726,062
	Internet & Catalog Retail 1.1%
	Amazon.com, Inc. (a)	43,840	11,639,520
	Expedia, Inc.	11,308	737,847
	Netflix, Inc. (a)	6,705	1,107,934
	Priceline.com, Inc. (a)	6,016	4,123,788
	TripAdvisor, Inc. (a)	13,232	612,377
			18,221,466
	Internet Software & Services 2.1%
	Akamai Technologies, Inc. (a)	21,407	871,479
	eBay, Inc. (a)	140,882	7,879,530
¤	Google, Inc. Class A (a)	32,195	24,329,440
	VeriSign, Inc. (a)	18,882	819,668
	Yahoo!, Inc. (a)	125,861	2,470,651
			36,370,768
	IT Services 3.7%
	Accenture PLC Class A	77,240	5,552,784
	Automatic Data Processing, Inc.	58,496	3,468,228
	Cognizant Technology Solutions Corp. Class A (a)	36,315	2,839,107
	Computer Sciences Corp.	18,754	783,917
	Fidelity National Information Services, Inc.	30,234	1,121,984
	Fiserv, Inc. (a)	16,172	1,298,773
¤	International Business Machines Corp.	128,537	26,102,008
	MasterCard, Inc. Class A	12,958	6,717,427
	Paychex, Inc.	38,980	1,271,917
	SAIC, Inc.	34,255	414,485
	Teradata Corp. (a)	20,356	1,356,931
	Total System Services, Inc.	19,527	454,003
	Visa, Inc. Class A	63,059	9,957,647
	Western Union Co. (The)	72,729	1,034,934
			62,374,145
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	13,994	522,956
	Mattel, Inc.	41,162	1,548,926
			2,071,882
	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc.	42,069	1,883,850
	Life Technologies Corp. (a)	20,653	1,336,042
	PerkinElmer, Inc.	13,772	485,325
	Thermo Fisher Scientific, Inc.	43,613	3,146,242
	Waters Corp. (a)	10,586	969,360
			7,820,819
	Machinery 1.9%
	Caterpillar, Inc.	79,103	7,782,944
	Cummins, Inc.	21,380	2,455,065
	Deere & Co.	47,288	4,447,909
	Dover Corp.	21,807	1,508,608
	Flowserve Corp.	6,049	948,302
	Illinois Tool Works, Inc.	51,582	3,240,897
	Ingersoll-Rand PLC	33,860	1,740,065
	Joy Global, Inc.	12,783	807,502
	PACCAR, Inc.	42,680	2,008,521
	Pall Corp.	13,530	924,099
	Parker Hannifin Corp.	18,043	1,677,458
	Pentair, Ltd.	25,304	1,282,407
	Snap-On, Inc.	7,022	568,923
	Stanley Black & Decker, Inc.	20,299	1,559,572
	Xylem, Inc.	22,408	625,856
			31,578,128
	Media 3.3%
	Cablevision Systems Corp. Class A	26,052	381,401
	CBS Corp. Class B	71,865	2,998,208
	Comcast Corp. Class A	321,426	12,239,902
	DIRECTV (a)	72,934	3,729,845
	Discovery Communications, Inc. Class A (a)	28,674	1,989,402
	Gannett Co., Inc.	27,940	548,462
	Interpublic Group of Cos., Inc. (The)	52,776	639,117
	News Corp. Class A	243,894	6,765,620
	Omnicom Group, Inc.	32,069	1,740,705
	Scripps Networks Interactive Class A	10,433	644,446
	Time Warner Cable, Inc.	36,509	3,261,714
	Time Warner, Inc.	114,568	5,787,975
	Viacom, Inc. Class B	56,033	3,381,592
	Walt Disney Co. (The)	214,358	11,549,609
	Washington Post Co. Class B	548	211,353
			55,869,351
	Metals & Mining 0.6%
	Alcoa, Inc.	128,810	1,138,680
	Allegheny Technologies, Inc.	12,940	409,551
	Cliffs Natural Resources, Inc.	17,204	641,881
	Freeport-McMoRan Copper & Gold, Inc.	114,607	4,039,897
	Newmont Mining Corp.	59,904	2,573,476
	Nucor Corp.	38,328	1,763,471
	United States Steel Corp.	17,419	389,315
			10,956,271
	Multi-Utilities 1.2%
	Ameren Corp.	29,294	950,297
	CenterPoint Energy, Inc.	51,600	1,054,704
	CMS Energy Corp.	31,993	822,220
	Consolidated Edison, Inc.	35,362	2,011,391
	Dominion Resources, Inc.	69,510	3,761,186
	DTE Energy Co.	20,737	1,312,859
	Integrys Energy Group, Inc.	9,407	514,469
	NiSource, Inc.	37,444	1,012,111
	PG&E Corp.	52,017	2,218,005
	Public Service Enterprise Group, Inc.	61,084	1,904,599
	SCANA Corp.	15,852	742,032
	Sempra Energy	27,139	2,036,782
	TECO Energy, Inc.	24,580	436,787
	Wisconsin Energy Corp.	27,823	1,097,061
			19,874,503
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	7,191	231,191
	Dollar General Corp. (a)	32,089	1,483,153
	Dollar Tree, Inc. (a)	27,808	1,112,042
	Family Dollar Stores, Inc.	11,711	664,014
	J.C. Penney Co., Inc.	17,193	349,534
	Kohl's Corp.	25,597	1,184,885
	Macy's, Inc.	47,820	1,889,368
	Nordstrom, Inc.	18,443	1,018,607
	Target Corp.	78,728	4,755,958
			12,688,752
	Office Electronics 0.1%
	Xerox Corp.	153,301	1,227,941

	Oil, Gas & Consumable Fuels 8.8%
	Anadarko Petroleum Corp.	60,328	4,827,447
	Apache Corp.	47,233	3,956,236
	Cabot Oil & Gas Corp.	25,353	1,338,131
	Chesapeake Energy Corp.	62,663	1,264,539
¤	Chevron Corp.	236,898	27,278,805
	ConocoPhillips	146,638	8,505,004
	CONSOL Energy, Inc.	27,483	861,317
	Denbury Resources, Inc. (a)	47,231	879,913
	Devon Energy Corp.	45,418	2,597,455
	EOG Resources, Inc.	32,772	4,095,845
	EQT Corp.	18,061	1,073,004
¤	ExxonMobil Corp.	551,503	49,618,725
	Hess Corp.	35,872	2,409,163
	Kinder Morgan, Inc.	76,502	2,865,765
	Marathon Oil Corp.	85,118	2,860,816
	Marathon Petroleum Corp.	40,844	3,031,033
	Murphy Oil Corp.	22,281	1,326,165
	Newfield Exploration Co. (a)	16,297	480,761
	Noble Energy, Inc.	21,470	2,314,251
	Occidental Petroleum Corp.	98,010	8,651,343
	Peabody Energy Corp.	32,397	814,785
	Phillips 66	75,691	4,584,604
	Pioneer Natural Resources Co.	14,855	1,746,057
	QEP Resources, Inc.	21,463	629,939
	Range Resources Corp.	19,618	1,317,741
	Southwestern Energy Co. (a)	42,036	1,441,835
	Spectra Energy Corp.	80,538	2,237,346
	Tesoro Corp.	16,878	821,790
	Valero Energy Corp.	66,598	2,912,331
	Williams Cos., Inc. (The)	81,161	2,844,693
	WPX Energy, Inc. (a)	24,031	361,186
			149,948,025
	Paper & Forest Products 0.2%
	International Paper Co.	52,801	2,187,018
	MeadWestvaco Corp.	20,961	657,127
			2,844,145
	Personal Products 0.2%
	Avon Products, Inc.	52,165	885,761
	Estee Lauder Cos., Inc. (The) Class A	29,304	1,785,493
			2,671,254
	Pharmaceuticals 5.6%
	AbbVie, Inc.	191,199	7,015,091
	Actavis, Inc. (a)	15,411	1,331,356
	Allergan, Inc.	37,198	3,906,162
	Bristol-Myers Squibb Co.	199,818	7,221,423
	Eli Lilly & Co.	123,291	6,619,494
	Forest Laboratories, Inc. (a)	28,229	1,024,713
	Hospira, Inc. (a)	19,935	680,182
¤	Johnson & Johnson	335,245	24,781,310
	Merck & Co., Inc.	367,712	15,903,544
	Mylan, Inc. (a)	49,005	1,385,371
	Perrigo Co.	10,612	1,066,612
¤	Pfizer, Inc.	890,252	24,286,075
			95,221,333
	Professional Services 0.1%
	Dun & Bradstreet Corp.	5,419	441,865
	Equifax, Inc.	14,472	849,506
	Robert Half International, Inc.	17,120	603,309
			1,894,680
	Real Estate Investment Trusts 2.1%
	American Tower Corp.	47,832	3,642,407
	Apartment Investment & Management Co. Class A	17,572	479,364
	AvalonBay Communities, Inc.	13,945	1,809,922
	Boston Properties, Inc.	18,202	1,916,307
	Equity Residential	38,916	2,155,557
	HCP, Inc.	54,505	2,528,487
	Health Care REIT, Inc.	31,615	1,986,687
	Host Hotels & Resorts, Inc.	87,241	1,464,776
	Kimco Realty Corp.	49,133	1,020,492
	Plum Creek Timber Co., Inc.	19,501	939,558
	ProLogis, Inc.	55,620	2,219,238
	Public Storage	17,400	2,678,382
	Simon Property Group, Inc.	37,416	5,993,295
	Ventas, Inc.	35,662	2,364,034
	Vornado Realty Trust	20,649	1,744,015
	Weyerhaeuser Co.	65,737	1,979,998
			34,922,519
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. (a)	36,457	786,742

	Road & Rail 0.8%
	CSX Corp.	124,769	2,748,661
	Norfolk Southern Corp.	38,227	2,632,694
	Ryder System, Inc.	6,172	350,446
	Union Pacific Corp.	56,900	7,480,074
			13,211,875
	Semiconductors & Semiconductor Equipment 1.9%
	Advanced Micro Devices, Inc. (a)	72,612	188,791
	Altera Corp.	38,625	1,290,847
	Analog Devices, Inc.	36,460	1,591,114
	Applied Materials, Inc.	145,731	1,881,387
	Broadcom Corp. Class A	62,772	2,036,951
	First Solar, Inc. (a)	7,245	204,164
	Intel Corp.	601,949	12,665,007
	KLA-Tencor Corp.	20,104	1,103,911
	Lam Research Corp. (a)	20,668	850,282
	Linear Technology Corp.	27,801	1,018,073
	LSI Corp. (a)	67,317	473,912
	Microchip Technology, Inc.	23,385	782,228
	Micron Technology, Inc. (a)	122,851	928,754
	NVIDIA Corp.	74,792	916,950
	Teradyne, Inc. (a)	22,649	366,008
	Texas Instruments, Inc.	135,574	4,484,788
	Xilinx, Inc.	31,653	1,155,018
			31,938,185
	Software 3.3%
	Adobe Systems, Inc. (a)	59,892	2,265,714
	Autodesk, Inc. (a)	27,395	1,065,118
	BMC Software, Inc. (a)	15,886	660,063
	CA, Inc.	40,561	1,006,724
	Citrix Systems, Inc. (a)	22,573	1,651,441
	Electronic Arts, Inc. (a)	36,443	573,248
	Intuit, Inc.	33,666	2,100,085
¤	Microsoft Corp.	916,258	25,169,607
	Oracle Corp.	454,792	16,149,664
	Red Hat, Inc. (a)	23,305	1,294,826
	Salesforce.com, Inc. (a)	15,802	2,719,998
	Symantec Corp. (a)	83,941	1,827,396
			56,483,884
	Specialty Retail 2.1%
	Abercrombie & Fitch Co. Class A	9,629	481,450
	AutoNation, Inc. (a)	4,663	226,156
	AutoZone, Inc. (a)	4,446	1,643,686
	Bed Bath & Beyond, Inc. (a)	27,726	1,627,516
	Best Buy Co., Inc.	32,111	522,125
	Carmax, Inc. (a)	27,570	1,086,810
	GameStop Corp. Class A	14,902	345,726
	Gap, Inc. (The)	36,001	1,176,513
	Home Depot, Inc. (The)	180,859	12,103,084
	Limited Brands, Inc.	28,802	1,383,072
	Lowe's Cos., Inc.	136,055	5,195,941
	O'Reilly Automotive, Inc. (a)	13,734	1,272,455
	PetSmart, Inc.	13,057	854,058
	Ross Stores, Inc.	27,036	1,614,049
	Staples, Inc.	82,386	1,110,563
	Tiffany & Co.	14,372	944,959
	TJX Cos., Inc.	88,224	3,985,960
	Urban Outfitters, Inc. (a)	13,178	563,887
			36,138,010
	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	34,432	1,756,032
	Fossil, Inc. (a)	6,611	697,989
	NIKE, Inc. Class B	88,296	4,772,399
	Ralph Lauren Corp.	7,374	1,227,623
	VF Corp.	10,615	1,566,562
			10,020,605
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	57,387	490,659
	People's United Financial, Inc.	42,409	522,055
			1,012,714
	Tobacco 1.8%
	Altria Group, Inc.	245,433	8,266,183
	Lorillard, Inc.	47,310	1,848,402
	Philip Morris International, Inc.	202,072	17,814,667
	Reynolds American, Inc.	39,219	1,724,852
			29,654,104
	Trading Companies & Distributors 0.2%
	Fastenal Co.	32,538	1,616,488
	W.W. Grainger, Inc.	7,236	1,576,145
			3,192,633
	Wireless Telecommunication Services 0.3%
	Crown Castle International Corp. (a)	35,380	2,494,998
	MetroPCS Communications, Inc. (a)	38,174	382,885
	Sprint Nextel Corp. (a)	362,249	2,039,462
			4,917,345
	Total Common Stocks (Cost $885,435,475)		1,618,441,296	(b)

		Principal Amount	Value
	Short-Term Investments 4.4%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 12/31/13 due 2/1/13 Proceeds at Maturity $79,479 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $85,000 and a Market Value of $82,677)	$79,478	79,478

	Total Repurchase Agreement (Cost $79,478)		79,478

	U.S. Government 4.4%
	United States Treasury Bills
	0.052%, due 4/11/13 (c)	69,400,000	69,393,060
	0.061%, due 4/25/13 (c)(d)	5,500,000	5,499,230

	Total U.S. Government (Cost $74,891,877)		74,892,290

	Total Short-Term Investments (Cost $74,971,355)		74,971,768

	Total Investments (Cost $960,406,830) (f)	99.9%	1,693,413,064

	Other Assets, Less Liabilities	0.1	1,423,053

	Net Assets	100.0%	$1,694,836,117

		Contracts Long	Unrealized Appreciation (Depreciation) (e)
	Futures Contracts 0.2%
	Standard & Poor's 500 Index Mini March 2013	1,004	$2,589,038

	Total Futures Contracts (Settlement Value $74,963,660) (b)		$2,589,038

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2013.
(f)	As of January 31, 2013, cost is $1,003,439,513 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$769,951,465
Gross unrealized depreciation	(79,977,914)
Net unrealized appreciation	$689,973,551

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,618,441,296	$—	$—	$1,618,441,296
Short-Term Investments
Repurchase Agreement	—	79,478	—	79,478
U.S. Government	—	74,892,290	—	74,892,290
Total Short-Term Investments	—	74,971,768	—	74,971,768
Total Investments in Securities	1,618,441,296	74,971,768	—	1,693,413,064
Other Financial Instruments
Futures Contracts Long (b)	2,589,038	—	—	2,589,038
Total Investments in Securities and Other Financial Instruments	$1,621,030,334	$74,971,768	$—	$1,696,002,102

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.2%†
	Convertible Bonds 3.2%
	Holding Company - Diversified 1.9%
¤	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	$1,285,000	$1,306,717

	Investment Management/Advisory Services 0.4%
	Janus Capital Group, Inc. 3.25%, due 7/15/14	250,000	265,000

	Packaging & Containers 0.9%
	Owens-Brockway Glass Container, Inc. 3.00%, due 6/1/15 (b)	600,000	602,250

	Total Convertible Bonds (Cost $2,153,306)		2,173,967

	Corporate Bonds 87.5%
	Advertising 0.9%
	Lamar Media Corp.
	7.875%, due 4/15/18	250,000	274,063
	9.75%, due 4/1/14	285,000	310,650
			584,713
	Aerospace & Defense 0.6%
	GenCorp, Inc. 7.125%, due 3/15/21 (b)	370,000	382,950

	Auto Parts & Equipment 4.3%
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	430,000	466,550
	Dana Holding Corp. 6.50%, due 2/15/19	685,000	732,950
	Delphi Corp. 5.875%, due 5/15/19	315,000	337,050
¤	Schaeffler Finance B.V. 7.75%, due 2/15/17 (b)	950,000	1,073,500
	Tenneco, Inc. 7.75%, due 8/15/18	230,000	251,275
			2,861,325
	Banks 1.6%
¤	Ally Financial, Inc. 8.30%, due 2/12/15	980,000	1,091,475

	Beverages 1.1%
	Constellation Brands, Inc. 8.375%, due 12/15/14	100,000	111,250
	Cott Beverages, Inc.
	8.125%, due 9/1/18	345,000	380,363
	8.375%, due 11/15/17	200,000	216,500
			708,113
	Biotechnology 0.4%
	Bio Rad Labs 8.00%, due 9/15/16	265,000	285,933

	Building Materials 2.6%
	Building Materials Corp. of America 6.875%, due 8/15/18 (b)	690,000	745,200
	Gibraltar Industries, Inc. 6.25%, due 2/1/21 (b)	420,000	436,275
	USG Corp.
	6.30%, due 11/15/16	460,000	484,150
	8.375%, due 10/15/18 (b)	70,000	77,700
			1,743,325
	Chemicals 2.8%
	Axiall Corp. 9.00%, due 1/15/17 (b)	298,000	333,015
	Ineos Finance PLC 8.375%, due 2/15/19 (b)	265,000	290,175
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	350,000	362,250
	NOVA Chemicals Corp. 8.375%, due 11/1/16	275,000	299,750
	Olin Corp. 8.875%, due 8/15/19	255,000	283,687
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (b)	265,000	278,250
			1,847,127
	Coal 2.8%
	Arch Coal, Inc.
	7.00%, due 6/15/19	60,000	54,150
	8.75%, due 8/1/16	240,000	246,600
	CONSOL Energy, Inc. 8.00%, due 4/1/17	710,000	766,800
	Peabody Energy Corp. 7.375%, due 11/1/16	250,000	285,000
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.25%, due 4/15/18	500,000	532,500
			1,885,050
	Commercial Services 3.6%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.875%, due 11/15/17 (b)	130,000	132,600
	Corrections Corporation of America 7.75%, due 6/1/17	269,000	283,795
	Geo Group, Inc. (The) 7.75%, due 10/15/17	620,000	666,500
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	420,000	452,550
	PHH Corp.
	7.375%, due 9/1/19	10,000	11,225
	9.25%, due 3/1/16	245,000	287,262
	Sunstate Equipment Co. LLC / Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (b)(c)	250,000	276,875
	United Rentals North America, Inc. 5.75%, due 7/15/18	280,000	301,000
			2,411,807
	Computers 2.0%
	iGATE Corp. 9.00%, due 5/1/16	375,000	412,031
	Seagate Technology International 10.00%, due 5/1/14 (b)	400,000	428,000
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	500,000	513,125
			1,353,156
	Distribution & Wholesale 0.5%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	300,000	319,125

	Diversified Financial Services 0.7%
	National Money Mart Co. 10.375%, due 12/15/16	450,000	496,688

	Electric 2.7%
	Calpine Construction Finance Co., L.P. / CCFC Finance Corp. 8.00%, due 6/1/16 (b)	740,000	780,700
	GenOn Energy, Inc.
	7.625%, due 6/15/14	300,000	321,000
	7.875%, due 6/15/17	240,000	266,400
	Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (b)	170,000	190,400
	Public Service Co. of New Mexico 7.95%, due 5/15/18	230,000	276,922
			1,835,422
	Electronics 0.2%
	Kemet Corp. 10.50%, due 5/1/18	160,000	163,200

	Entertainment 2.9%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18 (b)	269,000	285,140
	MU Finance PLC 8.375%, due 2/1/17 (b)	370,573	400,682
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (b)	290,000	317,550
	Speedway Motorsports, Inc. 6.75%, due 2/1/19 (b)	570,000	604,200
	Vail Resorts, Inc. 6.50%, due 5/1/19	300,000	322,125
			1,929,697
	Environmental Controls 0.7%
	Darling International, Inc. 8.50%, due 12/15/18	390,000	446,063

	Finance - Auto Loans 0.7%
	Credit Acceptance Corp. 9.125%, due 2/1/17	415,000	453,388

	Finance - Leasing Companies 0.4%
	Oxford Finance LLC / Oxford Finance Co-issuer, Inc. 7.25%, due 1/15/18 (b)	265,000	271,625

	Finance - Other Services 1.1%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 9.625%, due 5/1/19 (b)	355,000	402,925
	SquareTwo Financial Corp. 11.625%, due 4/1/17	335,000	342,538
			745,463
	Food 1.2%
	B&G Foods, Inc. 7.625%, due 1/15/18	275,000	296,656
	Harmony Foods Corp. 10.00%, due 5/1/16 (b)	110,000	118,113
	TreeHouse Foods, Inc. 7.75%, due 3/1/18	215,000	232,737
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (b)	150,000	155,625
			803,131
	Forest Products & Paper 1.0%
	Clearwater Paper Corp. 10.625%, due 6/15/16	591,000	641,235

	Health Care - Products 0.5%
	Hanger, Inc. 7.125%, due 11/15/18	285,000	306,375

	Health Care - Services 3.6%
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (b)	465,000	523,125
	6.875%, due 7/15/17	450,000	515,250
¤	HCA, Inc.
	6.50%, due 2/15/16	475,000	517,750
	8.00%, due 10/1/18	75,000	87,375
	9.00%, due 12/15/14	440,000	492,800
	ResCare, Inc. 10.75%, due 1/15/19	252,000	278,460
			2,414,760
	Holding Companies - Diversified 3.4%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)(c)	175,000	181,125
¤	Leucadia National Corp. 8.125%, due 9/15/15	1,115,000	1,259,950
	Susser Holdings LLC / Susser Finance Corp. 8.50%, due 5/15/16	805,000	851,287
			2,292,362
	Home Builders 3.2%
	D.R. Horton, Inc. 4.75%, due 2/15/23	30,000	29,963
¤	KB Home 5.75%, due 2/1/14	1,425,000	1,471,312
	Standard Pacific Corp. 10.75%, due 9/15/16	500,000	621,875
			2,123,150
	Household Products & Wares 2.3%
	Jarden Corp. 7.50%, due 5/1/17	365,000	411,994
	Prestige Brands, Inc. 8.25%, due 4/1/18	565,000	620,087
	Spectrum Brands, Inc. 9.50%, due 6/15/18	430,000	486,438
			1,518,519
	Internet 0.8%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (b)	480,000	531,600

	Leisure Time 1.6%
	Brunswick Corp. 11.25%, due 11/1/16 (b)	388,000	435,530
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (b)	585,000	620,100
			1,055,630
	Lodging 0.3%
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (b)	235,000	231,475

	Media 3.1%
¤	DISH DBS Corp.
	4.625%, due 7/15/17	500,000	522,500
	7.125%, due 2/1/16	390,000	434,850
	7.75%, due 5/31/15	150,000	167,625
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (b)	375,000	375,000
	Videotron, Ltd.
	6.375%, due 12/15/15	335,000	339,187
	9.125%, due 4/15/18	250,000	264,375
			2,103,537
	Metal Fabricate & Hardware 1.7%
	A. M. Castle & Co. 12.75%, due 12/15/16	385,000	454,300
	Mueller Water Products, Inc. 7.375%, due 6/1/17	200,000	205,500
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (b)	455,000	477,750
			1,137,550
	Mining 1.2%
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	430,000	480,525
	New Gold, Inc. 7.00%, due 4/15/20 (b)	310,000	333,250
			813,775
	Miscellaneous - Manufacturing 2.4%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (b)	805,000	859,337
	SPX Corp.
	6.875%, due 9/1/17	405,000	452,588
	7.625%, due 12/15/14	240,000	263,400
			1,575,325
	Office Furnishings 0.4%
	Interface, Inc. 7.625%, due 12/1/18	250,000	271,250

	Oil & Gas 6.7%
	Berry Petroleum Co. 10.25%, due 6/1/14	330,000	364,650
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 9.375%, due 5/1/19	615,000	675,731
	Chesapeake Energy Corp. 6.775%, due 3/15/19	565,000	570,650
	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19 (b)	190,000	188,100
	Concho Resources, Inc. 8.625%, due 10/1/17	440,000	475,200
	Frontier Oil Corp. 6.875%, due 11/15/18	450,000	483,750
	HollyFrontier Corp. 9.875%, due 6/15/17	400,000	431,000
	Linn Energy LLC / Linn Energy Finance Corp. 6.50%, due 5/15/19	175,000	178,281
	SM Energy Co. 6.625%, due 2/15/19	290,000	306,675
	Whiting Petroleum Corp. 6.50%, due 10/1/18	500,000	536,250
	WPX Energy, Inc. 5.25%, due 1/15/17	285,000	297,825
			4,508,112
	Oil & Gas Services 0.6%
	American Petroleum Tankers LLC / AP Tankers Co. 10.25%, due 5/1/15	393,000	408,720

	Packaging & Containers 1.4%
	AEP Industries, Inc. 8.25%, due 4/15/19	160,000	172,800
	Greif, Inc. 6.75%, due 2/1/17	500,000	557,500
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (b)	210,000	240,450
			970,750
	Pharmaceuticals 3.3%
	Endo Health Solutions, Inc. 7.00%, due 7/15/19	370,000	403,300
	Grifols, Inc. 8.25%, due 2/1/18	535,000	587,162
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	235,000	219,138
	NBTY, Inc. 9.00%, due 10/1/18	345,000	392,437
	Valeant Pharmaceuticals International 6.75%, due 10/1/17 (b)	600,000	637,500
			2,239,537
	Pipelines 0.6%
	Copano Energy LLC / Copano Energy Finance Corp. 7.75%, due 6/1/18	400,000	422,500

	Real Estate Investment Trusts 1.6%
	Host Hotels & Resorts, L.P.
	Series Q 6.75%, due 6/1/16	100,000	102,500
	9.00%, due 5/15/17	900,000	956,250
			1,058,750
	Retail 4.7%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	280,000	296,800
	Asbury Automotive Group, Inc. 7.625%, due 3/15/17	1,000,000	1,030,000
¤	DineEquity, Inc. 9.50%, due 10/30/18	945,000	1,074,937
	Radio Systems Corp. 8.375%, due 11/1/19 (b)	307,000	326,188
	Sonic Automotive, Inc. 9.00%, due 3/15/18	380,000	417,050
			3,144,975
	Shipbuilding 0.4%
	Huntington Ingalls Industries, Inc. 6.875%, due 3/15/18	250,000	274,063

	Special Purpose Entity 0.6%
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (b)	350,000	378,000

	Storage & Warehousing 0.8%
	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (b)	445,000	476,150
	10.75%, due 10/15/19 (b)	65,000	66,950
			543,100
	Telecommunications 4.8%
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	250,000	276,250
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (b)	635,000	674,687
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	430,000	478,375
¤	Sprint Nextel Corp.
	8.375%, due 8/15/17	825,000	953,906
	9.125%, due 3/1/17	100,000	117,500
	tw telecom holdings, Inc. 8.00%, due 3/1/18	250,000	273,125
	Virgin Media Finance PLC 8.375%, due 10/15/19	375,000	424,219
			3,198,062
	Transportation 2.7%
¤	Florida East Coast Railway Corp. 8.125%, due 2/1/17	1,415,000	1,517,587
	Syncreon Global Ireland, Ltd. / Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (b)	250,000	262,500
			1,780,087
	Total Corporate Bonds (Cost $58,699,511)		58,561,975

	Loan Assignments & Participations 4.1% (d)
	Containers, Packaging & Glass 1.5%
	BWAY Corp. Term Loan B 4.50%, due 8/7/17	1,000,000	1,011,250

	Lodging 0.2%
	Cannery Casino Resorts LLC New 2nd Lien Term Loan 10.00%, due 10/2/19	145,000	138,112

	Machinery 1.5%
	Apex Tool Group LLC Term Loan B 4.50%, due 1/28/20	1,000,000	1,009,375

	Miscellaneous - Manufacturing 0.9%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	600,000	595,500

	Total Loan Assignments & Participations (Cost $2,727,063)		2,754,237

	Yankee Bond 0.4% (e)
	Computers 0.4%
	Seagate Technology HDD Holdings 6.80%, due 10/1/16	265,000	298,125

	Total Yankee Bond (Cost $300,571)		298,125

	Total Long-Term Bonds (Cost $63,880,451)		63,788,304

	Short-Term Investment 4.2%
	Repurchase Agreement 4.2%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $2,808,672 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $2,885,000 and a Market Value of $2,864,871)	2,808,671	2,808,671

	Total Short-Term Investment (Cost $2,808,671)		2,808,671

	Total Investments (Cost $66,689,122) (f)	99.4%	66,596,975
	Other Assets, Less Liabilities	0.6	370,698

	Net Assets	100.0%	$66,967,673

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(d)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of January 31, 2013.
(e)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	As of January 31, 2013, cost is $66,689,122 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$175,425
Gross unrealized depreciation	(267,572)
Net unrealized depreciation	$(92,147)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$2,173,967	$—	$2,173,967
Corporate Bonds	—	58,561,975	—	58,561,975
Loan Assignments & Participations	—	2,754,237	—	2,754,237
Yankee Bond	—	298,125	—	298,125
Total Long-Term Bonds	—	63,788,304	—	63,788,304
Short-Term Investment
Repurchase Agreement	—	2,808,671	—	2,808,671
Total Investments in Securities	$—	$66,596,975	$—	$66,596,975

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Term Bond Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.0%†

	Asset-Backed Security 0.9%
	Automobile 0.9%
	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, due 3/25/16 (a)	$700,000	$760,412

	Total Asset-Backed Security (Cost $751,617)		760,412

	Corporate Bonds 52.5%
	Aerospace & Defense 0.3%
	United Technologies Corp. 1.20%, due 6/1/15	275,000	279,055

	Agriculture 1.9%
	Philip Morris International, Inc. 6.875%, due 3/17/14	1,070,000	1,146,733
	Reynolds American, Inc. 1.05%, due 10/30/15	420,000	419,739
			1,566,472
	Auto Manufacturers 1.4%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	1,117,000	1,166,700

	Banks 14.0%
	Bank of America Corp.
	2.00%, due 1/11/18	305,000	302,698
	6.50%, due 8/1/16	645,000	745,787
	Barclays Bank PLC 5.00%, due 9/22/16	640,000	719,237
	BB&T Corp. 1.60%, due 8/15/17	915,000	921,594
	Capital One Financial Corp. 6.75%, due 9/15/17	440,000	532,866
	Citigroup, Inc. 2.65%, due 3/2/15	835,000	856,441
	Goldman Sachs Group, Inc. (The) 3.625%, due 2/7/16	975,000	1,032,003
¤	JPMorgan Chase & Co. 3.45%, due 3/1/16	1,235,000	1,316,478
	KeyCorp 6.50%, due 5/14/13	625,000	635,158
	Morgan Stanley 4.00%, due 7/24/15	895,000	940,792
¤	PNC Funding Corp. 3.625%, due 2/8/15	1,240,000	1,310,162
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	565,000	582,535
	U.S. Bancorp 3.15%, due 3/4/15	850,000	893,659
	Wells Fargo & Co. 5.00%, due 11/15/14	780,000	833,969
			11,623,379
	Beverages 2.8%
	Coca-Cola Co. (The) 0.75%, due 3/13/15	785,000	789,764
	PepsiCo., Inc.
	0.75%, due 3/5/15	560,000	561,794
	0.80%, due 8/25/14	375,000	376,799
	SABMiller Holdings, Inc. 1.85%, due 1/15/15 (a)	585,000	595,460
			2,323,817
	Diversified Financial Services 1.5%
¤	General Electric Capital Corp. 3.75%, due 11/14/14	1,220,000	1,284,626

	Electric 1.3%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	1,085,000	1,094,606

	Finance - Commercial 0.9%
	Caterpillar Financial Services Corp. 1.25%, due 11/6/17	790,000	787,746

	Finance - Other Services 1.3%
	Private Export Funding Corp. 1.375%, due 2/15/17	1,020,000	1,042,977

	Food 0.7%
	Kellogg Co. 1.125%, due 5/15/15	305,000	308,131
	Kraft Foods Group, Inc. 1.625%, due 6/4/15	290,000	294,837
			602,968
	Health Care - Products 1.6%
¤	St. Jude Medical, Inc. 2.20%, due 9/15/13	1,310,000	1,323,962

	Health Care - Services 0.6%
	UnitedHealth Group, Inc. 0.85%, due 10/15/15	535,000	536,524

	Holding Company - Diversified 1.6%
¤	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (a)	1,195,000	1,289,541

	Insurance 2.7%
¤	Hartford Financial Services Group, Inc. 4.75%, due 3/1/14	1,250,000	1,294,670
	MetLife, Inc. 2.375%, due 2/6/14	890,000	907,213
			2,201,883
	Media 1.1%
	NBC Universal Media LLC 2.10%, due 4/1/14	875,000	888,968

	Mining 1.0%
	Anglo American Capital PLC 9.375%, due 4/8/14 (a)	750,000	819,337

	Miscellaneous - Manufacturing 0.8%
	3M Co. 1.375%, due 9/29/16	660,000	671,851

	Office Equipment/Supplies 0.5%
	Xerox Corp. 8.25%, due 5/15/14	385,000	417,960

	Oil & Gas 7.1%
	BP Capital Markets PLC 5.25%, due 11/7/13	425,000	440,589
	Chevron Corp. 1.104%, due 12/5/17	445,000	444,831
	ConocoPhillips Co. 1.05%, due 12/15/17	455,000	451,529
	PetroHawk Energy Corp. 7.25%, due 8/15/18	805,000	906,715
	Phillips 66 2.95%, due 5/1/17	285,000	299,961
¤	Shell International Finance B.V. 1.875%, due 3/25/13	2,000,000	2,004,592
¤	Total Capital S.A. 3.125%, due 10/2/15	1,235,000	1,311,713
			5,859,930
	Pharmaceuticals 2.0%
	Novartis Capital Corp. 1.90%, due 4/24/13	1,100,000	1,104,038
	Sanofi 1.20%, due 9/30/14	510,000	516,206
			1,620,244

	Pipelines 1.1%
	DCP Midstream LLC 9.70%, due 12/1/13 (a)	510,000	545,513
	Enterprise Products Operating LLC 1.25%, due 8/13/15	340,000	342,621
			888,134
	Retail 1.1%
	Costco Wholesale Corp. 0.65%, due 12/7/15	940,000	943,704

	Semiconductors 1.1%
	Intel Corp. 1.35%, due 12/15/17	910,000	906,928

	Software 0.9%
	Oracle Corp. 1.20%, due 10/15/17	730,000	727,941

	Telecommunications 3.2%
	BellSouth Corp. 5.20%, due 9/15/14	540,000	578,316
	Telefonica Emisiones S.A.U 4.949%, due 1/15/15	785,000	827,383
	Verizon Communications, Inc. 0.70%, due 11/2/15	800,000	799,782
	Vodafone Group PLC 1.25%, due 9/26/17	415,000	412,914
			2,618,395
	Total Corporate Bonds (Cost $42,614,133)		43,487,648

	Mortgage-Backed Securities 5.0%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.0%
	Banc of America Commercial Mortgage, Inc. Series 2007-1, Class AAB 5.422%, due 1/15/49	689,918	719,577
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2004-T16, Class A6 4.75%, due 2/13/46 (b)	200,000	211,654
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	400,000	442,704
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	500,000	517,214
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	890,000	919,925
	RBSCF Trust
	Series 2010-MB1, Class A1 2.367%, due 4/15/24 (a)	541,949	551,857
	Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	450,000	476,439
	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, Class A4 5.088%, due 8/15/41 (b)	310,000	325,871
	Total Mortgage-Backed Securities (Cost $4,151,388)		4,165,241

	U.S. Government & Federal Agencies 34.5%
	Federal Home Loan Mortgage Corporation 1.0%
	1.00%, due 8/20/14	825,000	834,133
¤	Federal National Mortgage Association 1.6%
	0.75%, due 11/28/14	1,350,000	1,351,528
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.2%
	4.50%, due 11/1/18	133,282	143,528
¤	United States Treasury Notes 31.7%
	0.25%, due 9/15/14	10,185,000	10,187,781
	0.375%, due 3/15/15	6,050,000	6,060,872
	0.375%, due 6/15/15	2,085,000	2,087,606
	1.25%, due 3/15/14	5,100,000	5,160,165
	2.25%, due 5/31/14	2,710,000	2,783,148
			26,279,572
	Total U.S. Government & Federal Agencies (Cost $28,476,949)		28,608,761

	Yankee Bond 1.1% (c)
	Oil & Gas 1.1%
	EnCana Corp. 4.75%, due 10/15/13	850,000	873,522

	Total Yankee Bond (Cost $867,776)		873,522

	Total Long-Term Bonds (Cost $76,861,863)		77,895,584

	Short-Term Investment 5.2%
	Repurchase Agreement 5.2%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $4,286,157 (Collateralized by a United States Treasury Note with a rate of 0.75% and a maturity date of 6/30/17, with a Principal Amount of $4,370,000 and a Market Value of $4,375,463)	4,286,156	4,286,156

	Total Short-Term Investment (Cost $4,286,156)		4,286,156

	Total Investments (Cost $81,148,019) (d)	99.2%	82,181,740
	Other Assets, Less Liabilities	0.8	676,440
	Net Assets	100.0%	$82,858,180

¤	Among the Fund's 10 largest issuers held, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of January 31, 2013.
(c)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(d)	As of January 31, 2013, cost is $81,148,019 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,067,277
Gross unrealized depreciation	(33,556)
Net unrealized appreciation	$1,033,721

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$760,412	$—	$760,412
Corporate Bonds	—	43,487,648	—	43,487,648
Mortgage-Backed Securities	—	4,165,241	—	4,165,241
U.S. Government & Federal Agencies	—	28,608,761	—	28,608,761
Yankee Bond	—	873,522	—	873,522
Total Long-Term Bonds	—	77,895,584	—	77,895,584
Short-Term Investment
Repurchase Agreement	—	4,286,156	—	4,286,156
Total Investments in Securities	$—	$82,181,740	$—	$82,181,740

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay U.S. Equity Opportunities Fund (formerly known as MainStay 130/30 Core Fund)

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 134.7% †
	Aerospace & Defense 2.3%
	Alliant Techsystems, Inc.	2,454	$158,823
	Boeing Co. (The)	587	43,362
	Engility Holdings, Inc. (a)	59,054	1,136,789
	Honeywell International, Inc.	113	7,711
	Huntington Ingalls Industries, Inc.	52,950	2,345,685
	Spirit Aerosystems Holdings, Inc. Class A (a)	124,000	1,976,560
	Textron, Inc.	63,134	1,815,734
	United Technologies Corp.	50,248	4,400,217
			11,884,881
	Air Freight & Logistics 0.6%
	FedEx Corp.	12,031	1,220,545
	United Parcel Service, Inc. Class B	22,813	1,808,843
			3,029,388
	Airlines 1.5%
	Delta Air Lines, Inc. (a)	213,210	2,961,487
	Southwest Airlines Co.	179,770	2,015,222
	United Continental Holdings, Inc. (a)	113,829	2,748,970
			7,725,679
	Auto Components 1.1%
	Delphi Automotive PLC (a)	77,557	2,998,354
	Goodyear Tire & Rubber Co. (The) (a)	192,475	2,648,456
			5,646,810
	Automobiles 0.6%
	General Motors Co. (a)	103,828	2,916,529

	Beverages 1.8%
	Coca-Cola Co. (The)	127,189	4,736,518
	Constellation Brands, Inc. Class A (a)	5,664	183,287
	PepsiCo., Inc.	56,284	4,100,290
			9,020,095
	Biotechnology 3.9%
	Amgen, Inc.	54,827	4,685,515
	Biogen Idec, Inc. (a)	2,418	377,402
	Celgene Corp. (a)	31,083	3,075,974
	Gilead Sciences, Inc. (a)	113,038	4,459,349
	Myriad Genetics, Inc. (a)	85,802	2,321,802
	Onyx Pharmaceuticals, Inc. (a)	3,737	289,692
	United Therapeutics Corp. (a)	34,118	1,838,619
	Vertex Pharmaceuticals, Inc. (a)	60,964	2,729,968
			19,778,321
	Building Products 0.6%
	Armstrong World Industries, Inc.	5,718	314,433
	Masco Corp.	156,050	2,869,759
			3,184,192
	Capital Markets 3.6%
	American Capital Ltd. (a)	160,173	2,139,911
	Bank of New York Mellon Corp. (The)	85,834	2,331,251
	Charles Schwab Corp. (The)	117,528	1,942,738
	Federated Investors, Inc. Class B	98	2,319
	Janus Capital Group, Inc.	188,262	1,750,837
	Lazard, Ltd. Class A	61,540	2,132,361
	Northern Trust Corp.	30,080	1,548,218
	State Street Corp.	52,527	2,923,127
	TD Ameritrade Holding Corp.	73,277	1,420,841
	Waddell & Reed Financial, Inc. Class A	54,073	2,146,698
			18,338,301
	Chemicals 3.8%
	CF Industries Holdings, Inc.	13,678	3,134,587
	Huntsman Corp.	152,693	2,691,978
	LyondellBasell Industries, N.V., Class A	52,693	3,341,790
	Monsanto Co.	5,095	516,378
	NewMarket Corp.	3,634	927,251
	PPG Industries, Inc.	26,346	3,632,323
	Sherwin-Williams Co. (The)	961	155,817
	W.R. Grace & Co. (a)	37,903	2,721,435
	Westlake Chemical Corp.	27,266	2,504,655
			19,626,214
	Commercial Banks 2.5%
	CapitalSource, Inc.	64,066	519,575
	Comerica, Inc.	12,877	442,454
	Fifth Third Bancorp	4,910	79,984
	First Republic Bank	24,769	884,006
	Huntington Bancshares, Inc.	226,202	1,574,366
	KeyCorp	276,681	2,600,801
	PNC Financial Services Group, Inc.	17,825	1,101,585
	Regions Financial Corp.	9,842	76,571
	SunTrust Banks, Inc.	48,690	1,381,335
	SVB Financial Group (a)	13,411	890,088
	Wells Fargo & Co.	91,567	3,189,279
			12,740,044
	Commercial Services & Supplies 1.1%
	ADT Corp. (The)	33,495	1,591,012
	Avery Dennison Corp.	63,105	2,430,174
	Tyco International, Ltd.	45,448	1,373,893
			5,395,079
	Communications Equipment 3.1%
	Brocade Communications Systems, Inc. (a)	310,143	1,774,018
	Cisco Systems, Inc.	270,925	5,572,927
	EchoStar Corp. Class A (a)	19,619	713,739
	Harris Corp.	54,976	2,539,891
	Polycom, Inc. (a)	133,970	1,477,689
	QUALCOMM, Inc.	18,176	1,200,162
	Riverbed Technology, Inc. (a)	134,263	2,604,702
			15,883,128
	Computers & Peripherals 5.1%
¤	Apple, Inc.	36,110	16,441,244
	EMC Corp. (a)	166,175	4,089,567
	NetApp, Inc. (a)	83,706	3,013,416
	Western Digital Corp.	49,892	2,344,924
			25,889,151
	Construction & Engineering 0.9%
	AECOM Technology Corp. (a)	72,178	1,845,592
	Chicago Bridge & Iron Co. N.V.	49,341	2,507,016
	Shaw Group, Inc. (The) (a)	1,062	50,254
			4,402,862
	Consumer Finance 0.9%
	American Express Co.	44,196	2,599,167
	Discover Financial Services	52,128	2,001,194
			4,600,361
	Containers & Packaging 0.3%
	Greif, Inc. Class A	34,125	1,603,193

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	20,496	414,429

	Diversified Financial Services 3.2%
	Bank of America Corp.	525,783	5,951,863
	Citigroup, Inc.	36,868	1,554,355
	Interactive Brokers Group, Inc. Class A	76,017	1,087,043
¤	JPMorgan Chase & Co.	168,319	7,919,409
			16,512,670
	Diversified Telecommunication Services 2.9%
¤	AT&T, Inc.	235,569	8,195,446
	Frontier Communications Corp.	30,178	137,913
¤	Verizon Communications, Inc.	151,838	6,621,655
			14,955,014
	Electric Utilities 0.0%‡
	Exelon Corp.	5,550	174,492
	Southern Co. (The)	1,306	57,764
			232,256
	Electrical Equipment 0.3%
	Emerson Electric Co.	1,027	58,796
	General Cable Corp. (a)	44,034	1,480,423
	Rockwell Automation, Inc.	205	18,284
			1,557,503
	Electronic Equipment & Instruments 1.2%
	Avnet, Inc. (a)	40,321	1,425,750
	Corning, Inc.	44,164	529,968
	Itron, Inc. (a)	6,461	299,726
	Jabil Circuit, Inc.	136,941	2,589,554
	Vishay Intertechnology, Inc. (a)	101,140	1,111,529
			5,956,527
	Energy Equipment & Services 2.5%
	Diamond Offshore Drilling, Inc.	36,483	2,739,508
	Halliburton Co.	13,914	566,022
	Helmerich & Payne, Inc.	45,492	2,926,955
	Nabors Industries, Ltd. (a)	29,537	492,382
	Patterson-UTI Energy, Inc.	5,878	119,559
	RPC, Inc.	146,673	2,195,695
	Schlumberger, Ltd.	21,779	1,699,851
	Unit Corp. (a)	39,363	1,894,541
			12,634,513
	Food & Staples Retailing 4.1%
	Costco Wholesale Corp.	35,951	3,679,225
	CVS Caremark Corp.	82,066	4,201,779
	Kroger Co. (The)	101,727	2,817,838
	Safeway, Inc.	25,990	500,308
	Wal-Mart Stores, Inc.	87,102	6,092,785
	Walgreen Co.	93,605	3,740,456
			21,032,391
	Food Products 3.6%
	Dean Foods Co. (a)	149,807	2,742,966
	Hillshire Brands Co.	68,107	2,109,955
	Ingredion, Inc.	38,973	2,574,946
	Kraft Foods Group, Inc.	50,772	2,346,682
	Mondelez International, Inc. Class A	119,355	3,316,875
	Smithfield Foods, Inc. (a)	114,121	2,660,161
	Tyson Foods, Inc. Class A	128,693	2,846,689
			18,598,274
	Gas Utilities 0.1%
	ONEOK, Inc.	12,335	579,868

	Health Care Equipment & Supplies 2.4%
	Abbott Laboratories	20,983	710,904
	Alere, Inc. (a)	3,412	72,539
	Boston Scientific Corp. (a)	438,113	3,272,704
	Hill-Rom Holdings, Inc.	72,939	2,420,116
	ResMed, Inc.	35,425	1,551,615
	St. Jude Medical, Inc.	75,647	3,078,833
	Varian Medical Systems, Inc. (a)	6,957	491,512
	Zimmer Holdings, Inc.	10,560	787,776
			12,385,999
	Health Care Providers & Services 4.1%
	Aetna, Inc.	12,944	624,289
	AmerisourceBergen Corp.	30,716	1,393,585
	CIGNA Corp.	2,891	168,661
	Community Health Systems, Inc.	72,201	2,767,464
	Coventry Health Care, Inc.	2,136	97,893
	HCA Holdings, Inc.	78,113	2,940,954
	Health Management Associates, Inc. Class A (a)	246,371	2,572,113
	McKesson Corp.	29,242	3,077,136
	Omnicare, Inc.	70,148	2,732,265
	Tenet Healthcare Corp. (a)	48,554	1,885,352
	UnitedHealth Group, Inc.	8,371	462,163
	Universal Health Services, Inc. Class B	6,680	378,355
	WellPoint, Inc.	30,562	1,981,029
			21,081,259
	Health Care Technology 0.3%
	Allscripts Healthcare Solutions, Inc. (a)	136,375	1,511,035

	Hotels, Restaurants & Leisure 4.0%
	Brinker International, Inc.	72,643	2,378,332
	Darden Restaurants, Inc.	58,349	2,713,228
	International Game Technology	179,140	2,753,382
	Marriott International, Inc.	30,954	1,237,541
	McDonald's Corp.	6,741	642,350
	MGM Resorts International (a)	144,698	1,847,793
	Royal Caribbean Cruises, Ltd.	8,909	322,506
	Starwood Hotels & Resorts Worldwide, Inc.	49,063	3,012,959
	Wyndham Worldwide Corp.	49,865	2,781,968
	Wynn Resorts, Ltd.	23,467	2,938,538
			20,628,597
	Household Durables 1.8%
	Jarden Corp. (a)	46,891	2,759,066
	PulteGroup, Inc. (a)	139,203	2,887,070
	Tempur-Pedic International, Inc. (a)	25,102	977,974
	Whirlpool Corp.	21,668	2,500,054
			9,124,164
	Household Products 1.2%
	Energizer Holdings, Inc.	23,365	2,032,989
	Procter & Gamble Co. (The)	56,159	4,220,910
			6,253,899
	Independent Power Producers & Energy Traders 0.7%
	AES Corp. (The)	181,454	1,966,961
	NRG Energy, Inc.	77,895	1,869,480
			3,836,441
	Industrial Conglomerates 1.4%
	3M Co.	14,654	1,473,460
	Carlisle Cos., Inc.	6,394	410,175
	General Electric Co.	244,185	5,440,442
			7,324,077
	Insurance 6.4%
	Aflac, Inc.	50,838	2,697,464
	Allied World Assurance Co. Holdings A.G.	21,984	1,864,903
	Allstate Corp. (The)	75,153	3,299,217
	American International Group, Inc. (a)	73,626	2,785,272
	Aspen Insurance Holdings, Ltd.	8,317	283,693
	Assurant, Inc.	52,151	1,994,254
	Axis Capital Holdings, Ltd.	23,772	909,754
	Berkshire Hathaway, Inc. Class B (a)	32,689	3,168,545
	Everest Re Group, Ltd.	4,834	559,826
	Fidelity National Financial, Inc. Class A	109,071	2,737,682
	Hartford Financial Services Group, Inc. (The)	68,009	1,686,623
	MetLife, Inc.	15,081	563,125
	Principal Financial Group, Inc.	2,471	76,626
	Protective Life Corp.	67,731	2,143,009
	Prudential Financial, Inc.	37,654	2,179,413
	Reinsurance Group of America, Inc.	4,291	246,260
	StanCorp Financial Group, Inc.	32,914	1,280,025
	Travelers Cos., Inc. (The)	45,811	3,594,331
	Validus Holdings, Ltd.	24,679	898,562
			32,968,584
	Internet & Catalog Retail 1.6%
	Amazon.com, Inc. (a)	3,023	802,607
	Expedia, Inc.	33,192	2,165,778
	Groupon, Inc. (a)	298,464	1,641,552
	Liberty Interactive Corp. Class A (a)	78,936	1,678,179
	Priceline.com, Inc. (a)	2,706	1,854,882
			8,142,998
	Internet Software & Services 3.8%
	Akamai Technologies, Inc. (a)	38,263	1,557,687
	AOL, Inc. (a)	59,000	1,808,350
	eBay, Inc. (a)	3,157	176,681
¤	Google, Inc. Class A (a)	11,994	9,063,746
	IAC / InterActiveCorp	48,189	1,987,796
	VeriSign, Inc. (a)	51,998	2,257,233
	Yahoo!, Inc. (a)	123,139	2,417,219
			19,268,712
	IT Services 5.6%
	Accenture PLC Class A	55,589	3,996,293
	Booz Allen Hamilton Holding Corp.	102,814	1,425,002
	Broadridge Financial Solutions, Inc.	29,004	683,624
	Computer Sciences Corp.	50,944	2,129,459
	CoreLogic, Inc. (a)	87,151	2,286,842
	Gartner, Inc. (a)	2,112	108,789
	Global Payments, Inc.	27,115	1,335,685
¤	International Business Machines Corp.	45,907	9,322,335
	Jack Henry & Associates, Inc.	34,504	1,431,226
	Lender Processing Services, Inc.	76,845	1,847,354
	MasterCard, Inc. Class A	364	188,698
	NeuStar, Inc. Class A (a)	53,709	2,424,424
	Total System Services, Inc.	42,141	979,778
	Visa, Inc. Class A	1,274	201,178
	Western Union Co. (The)	36,831	524,105
			28,884,792
	Life Sciences Tools & Services 0.8%
	Agilent Technologies, Inc.	63,648	2,850,157
	Charles River Laboratories International, Inc. (a)	30,787	1,272,119
	Covance, Inc. (a)	129	8,606
			4,130,882
	Machinery 2.8%
	Cummins, Inc.	10,460	1,201,122
	Gardner Denver, Inc.	24,645	1,734,268
	Ingersoll-Rand PLC	40,784	2,095,890
	Oshkosh Corp. (a)	74,901	2,934,621
	Terex Corp. (a)	89,430	2,895,743
	Timken Co.	12,031	644,982
	Toro Co. (The)	42,360	1,865,111
	WABCO Holdings, Inc. (a)	15,253	955,753
			14,327,490
	Media 6.1%
	Cablevision Systems Corp. Class A	163,768	2,397,564
	Charter Communications, Inc. Class A (a)	17,228	1,343,267
	Cinemark Holdings, Inc.	96,472	2,714,722
	Comcast Corp. Class A	96,360	3,669,389
	DIRECTV (a)	67,466	3,450,211
	DISH Network Corp. Class A	45,304	1,688,480
	Gannett Co., Inc.	138,332	2,715,457
	News Corp. Class A	26,721	741,241
	Omnicom Group, Inc.	12,730	690,984
	Regal Entertainment Group Class A	158,944	2,373,034
	Time Warner Cable, Inc.	17,110	1,528,607
	Viacom, Inc. Class B	46,670	2,816,535
	Virgin Media, Inc.	74,944	2,952,044
	Walt Disney Co. (The)	11,475	618,273
	Washington Post Co. Class B	4,344	1,675,394
			31,375,202
	Metals & Mining 0.8%
	Newmont Mining Corp.	4,088	175,620
	Steel Dynamics, Inc.	91,199	1,387,137
	United States Steel Corp.	109,854	2,455,237
			4,017,994
	Multi-Utilities 0.0%‡
	Public Service Enterprise Group, Inc.	3,401	106,043

	Multiline Retail 1.2%
	Dillard's, Inc. Class A	27,709	2,338,917
	Kohl's Corp.	56,268	2,604,646
	Macy's, Inc.	27,242	1,076,331
			6,019,894
	Oil, Gas & Consumable Fuels 10.4%
¤	Chevron Corp.	82,759	9,529,699
	ConocoPhillips	65,398	3,793,084
	EOG Resources, Inc.	8,363	1,045,208
	EXCO Resources, Inc.	83,162	533,068
¤	ExxonMobil Corp.	178,845	16,090,685
	Hess Corp.	1,303	87,509
	HollyFrontier Corp.	54,896	2,866,669
	Marathon Oil Corp.	43,166	1,450,809
	Marathon Petroleum Corp.	48,166	3,574,399
	Murphy Oil Corp.	15,234	906,728
	Occidental Petroleum Corp.	28,138	2,483,741
	Phillips 66	65,692	3,978,964
	Tesoro Corp.	59,679	2,905,771
	Valero Energy Corp.	85,359	3,732,749
	WPX Energy, Inc. (a)	8,204	123,306
			53,102,389
	Paper & Forest Products 0.5%
	Domtar Corp.	27,291	2,271,430
	International Paper Co.	1,971	81,639
			2,353,069
	Personal Products 0.7%
	Herbalife, Ltd.	51,738	1,879,124
	Nu Skin Enterprises, Inc. Class A	43,012	1,821,988
			3,701,112
	Pharmaceuticals 3.8%
	AbbVie, Inc.	48,812	1,790,912
	Bristol-Myers Squibb Co.	28,421	1,027,135
	Eli Lilly & Co.	22,561	1,211,300
	Forest Laboratories, Inc. (a)	55,570	2,017,191
	Johnson & Johnson	56,992	4,212,849
	Merck & Co., Inc.	45,296	1,959,052
	Pfizer, Inc.	164,211	4,479,676
	Salix Pharmaceuticals, Ltd. (a)	7,178	343,826
	Warner Chilcott PLC Class A	181,988	2,578,770
			19,620,711
	Professional Services 0.6%
	Robert Half International, Inc.	80,654	2,842,247

	Real Estate Investment Trusts 1.2%
	American Tower Corp.	42,600	3,243,990
	CBL & Associates Properties, Inc.	69,285	1,488,934
	Hospitality Properties Trust	21,435	540,591
	Public Storage	5,118	787,814
			6,061,329
	Road & Rail 1.4%
	Con-way, Inc.	23,958	751,802
	Hertz Global Holdings, Inc. (a)	123,760	2,262,333
	Union Pacific Corp.	32,641	4,290,986
			7,305,121
	Semiconductors & Semiconductor Equipment 2.3%
	Cypress Semiconductor Corp. (a)	80,203	823,685
	Intel Corp.	193,032	4,061,393
	Lam Research Corp. (a)	70,409	2,896,626
	Marvell Technology Group, Ltd.	55,681	515,049
	Micron Technology, Inc. (a)	341,440	2,581,287
	NVIDIA Corp.	89,073	1,092,035
			11,970,075
	Software 6.3%
	Activision Blizzard, Inc.	136,815	1,558,323
	Autodesk, Inc. (a)	42,921	1,668,768
	BMC Software, Inc. (a)	51,454	2,137,914
	CA, Inc.	105,202	2,611,114
	Cadence Design Systems, Inc. (a)	15,049	209,633
	Electronic Arts, Inc. (a)	24,409	383,953
¤	Microsoft Corp.	319,808	8,785,126
¤	Oracle Corp.	200,162	7,107,753
	Rovi Corp. (a)	137,325	2,374,349
	Symantec Corp. (a)	147,728	3,216,038
	Synopsys, Inc. (a)	72,427	2,421,959
	Zynga, Inc. Class A (a)	4,038	10,943
			32,485,873
	Specialty Retail 7.3%
	Abercrombie & Fitch Co. Class A	54,239	2,711,950
	Advance Auto Parts, Inc.	36,424	2,677,892
	American Eagle Outfitters, Inc.	114,852	2,321,159
	Ascena Retail Group, Inc. (a)	52,828	895,435
	Bed Bath & Beyond, Inc. (a)	4,282	251,353
	Chico's FAS, Inc.	135,107	2,422,468
	DSW, Inc. Class A	35,184	2,354,865
	Foot Locker, Inc.	75,876	2,606,341
	GameStop Corp. Class A	76,804	1,781,853
	Gap, Inc. (The)	68,775	2,247,567
	Home Depot, Inc. (The)	48,641	3,255,056
	Lowe's Cos., Inc.	105,316	4,022,018
	O'Reilly Automotive, Inc. (a)	31,318	2,901,613
	PetSmart, Inc.	40,017	2,617,512
	Ross Stores, Inc.	2,900	173,130
	Sears Hometown and Outlet Stores, Inc. (a)	15,664	613,246
	TJX Cos., Inc.	80,192	3,623,074
			37,476,532
	Textiles, Apparel & Luxury Goods 1.2%
	Carter's, Inc. (a)	41,823	2,518,999
	Hanesbrands, Inc. (a)	71,264	2,670,975
	PVH Corp.	6,488	771,229
			5,961,203
	Thrifts & Mortgage Finance 0.0%‡
	Hudson City Bancorp, Inc.	4,729	40,433

	Tobacco 0.6%
	Lorillard, Inc.	4,686	183,082
	Philip Morris International, Inc.	33,570	2,959,531
			3,142,613
	Trading Companies & Distributors 0.5%
	WESCO International, Inc. (a)	36,516	2,663,112

	Wireless Telecommunication Services 1.2%
	Clearwire Corp. Class A (a)	2,648	8,447
	MetroPCS Communications, Inc. (a)	156,894	1,573,647
	Sprint Nextel Corp. (a)	299,675	1,687,170
	Telephone & Data Systems, Inc.	97,248	2,459,402
	United States Cellular Corp. (a)	10,493	399,154
			6,127,820
	Total Common Stocks (Cost $596,147,169)		690,379,374

	Exchange Traded Fund 0.4% (b)
	S&P 500 Index - SPDR Trust Series 1	13,813	2,067,806

	Total Exchange Traded Fund (Cost $2,072,464)		2,067,806

		Number of Warrants	Value
	Warrants 0.0%‡
	Oil, Gas & Consumable Fuels 0.0%‡
	Kinder Morgan, Inc. Strike Price $40.00 Expires 2/15/17 (a)	11,648	51,950

	Total Warrants (Cost $22,208)		51,950

	Total Investments, Before Investments Sold Short (Cost $598,241,841) (d)	135.1%	692,499,130

		Shares	Value
	Investments Sold Short (34.9%)
	Common Stocks Sold Short (34.9%)
	Aerospace & Defense (0.4%)
	Exelis, Inc. (c)	(168,208)	(1,848,606)

	Air Freight & Logistics (0.3%)
	UTI Worldwide, Inc. (c)	(112,199)	(1,656,057)

	Auto Components (0.2%)
	Gentex Corp. (c)	(38,880)	(743,774)
	Johnson Controls, Inc. (c)	(1,996)	(62,056)
			(805,830)
	Automobiles (0.3%)
	Tesla Motors, Inc. (a)(c)	(40,779)	(1,529,620)

	Beverages (0.4%)
	Monster Beverage Corp. (a)(c)	(45,114)	(2,160,961)

	Biotechnology (0.1%)
	Incyte Corp., Ltd. (a)(c)	(31,065)	(570,975)

	Capital Markets (0.2%)
	E*TRADE Financial Corp. (a)(c)	(109,868)	(1,165,699)

	Chemicals (0.2%)
	Kronos Worldwide, Inc. (c)	(54,646)	(1,059,586)

	Commercial Banks (1.7%)
	East West Bancorp, Inc.	(7,028)	(164,807)
	First Citizens BancShares, Inc. Class A (c)	(799)	(139,314)
	First Horizon National Corp. (c)	(165,957)	(1,694,421)
	Fulton Financial Corp. (c)	(35,460)	(386,159)
	Popular, Inc. (a)(c)	(38,585)	(1,035,621)
	Synovus Financial Corp. (c)	(534,934)	(1,380,130)
	TCF Financial Corp. (c)	(151,113)	(2,064,203)
	Valley National Bancorp (c)	(191,262)	(1,872,455)
			(8,737,110)
	Communications Equipment (0.4%)
	Palo Alto Networks, Inc. (a)(c)	(37,056)	(2,051,420)

	Computers & Peripherals (1.5%)
	Fusion-io, Inc. (a)(c)	(84,102)	(1,470,103)
	NCR Corp. (a)(c)	(89,138)	(2,475,362)
	SanDisk Corp. (a)(c)	(45,881)	(2,293,591)
	Stratasys, Ltd. (a)(c)	(17,904)	(1,405,106)
			(7,644,162)
	Construction & Engineering (0.5%)
	Quanta Services, Inc. (a)(c)	(81,006)	(2,346,744)

	Containers & Packaging (0.5%)
	Sealed Air Corp. (c)	(132,825)	(2,486,484)

	Distributors (0.2%)
	LKQ Corp. (a)(c)	(45,922)	(1,028,194)

	Diversified Consumer Services (0.2%)
	ITT Educational Services, Inc. (a)(c)	(60,997)	(1,027,189)

	Diversified Financial Services (0.0%)‡
	NYSE Euronext (c)	(4,411)	(152,488)

	Diversified Telecommunication Services (0.5%)
	Level 3 Communications, Inc. (a)(c)	(102,087)	(2,431,712)

	Electrical Equipment (1.0%)
	Babcock & Wilcox Co. (c)	(49,184)	(1,310,262)
	GrafTech International, Ltd. (a)(c)	(213,505)	(2,049,648)
	Polypore International, Inc. (a)(c)	(45,842)	(1,769,043)
			(5,128,953)
	Electronic Equipment & Instruments (1.2%)
	Ingram Micro, Inc. Class A (a)(c)	(108,464)	(1,971,876)
	IPG Photonics Corp. (c)	(29,479)	(1,930,285)
	National Instruments Corp. (c)	(62,626)	(1,778,578)
	Trimble Navigation, Ltd. (a)(c)	(7,362)	(460,125)
			(6,140,864)
	Energy Equipment & Services (1.0%)
	CARBO Ceramics, Inc. (c)	(5,976)	(478,737)
	FMC Technologies, Inc. (a)(c)	(48,370)	(2,290,320)
	Rowan Cos. PLC Class A (a)(c)	(60,378)	(2,081,833)
	SEACOR Holdings, Inc. (c)	(3,950)	(359,332)
			(5,210,222)
	Food & Staples Retailing (0.4%)
	Fresh Market, Inc. (The) (a)(c)	(40,098)	(1,960,391)

	Food Products (0.2%)
	Bunge, Ltd. (c)	(4,612)	(367,392)
	Green Mountain Coffee Roasters, Inc. (a)(c)	(2,762)	(125,754)
	Mead Johnson Nutrition Co. (c)	(9,818)	(746,168)
			(1,239,314)
	Health Care Equipment & Supplies (0.0%)‡
	Intuitive Surgical, Inc. (a)(c)	(119)	(68,351)

	Health Care Providers & Services (1.1%)
	Catamaran Corp. (a)(c)	(40,803)	(2,117,268)
	Health Net, Inc. (a)(c)	(49,161)	(1,337,179)
	Humana, Inc. (c)	(29,634)	(2,203,584)
			(5,658,031)
	Hotels, Restaurants & Leisure (0.9%)
	Chipotle Mexican Grill, Inc. (a)(c)	(7,342)	(2,254,067)
	Dunkin' Brands Group, Inc. (c)	(55,540)	(2,027,765)
	Hyatt Hotels Corp. Class A (a)(c)	(5,251)	(210,408)
			(4,492,240)
	Household Durables (1.1%)
	D.R. Horton, Inc. (c)	(52,675)	(1,246,291)
	Lennar Corp. Class A (c)	(45,319)	(1,882,551)
	Toll Brothers, Inc. (a)(c)	(66,124)	(2,476,344)
			(5,605,186)
	Insurance (1.1%)
	Assured Guaranty, Ltd. (c)	(65,281)	(1,183,544)
	Kemper Corp. (c)	(1,987)	(66,187)
	Markel Corp. (a)(c)	(954)	(454,228)
	MBIA, Inc. (a)(c)	(236,959)	(2,040,217)
	Old Republic International Corp. (c)	(173,182)	(1,974,275)
			(5,718,451)
	Internet & Catalog Retail (0.6%)
	Liberty Ventures (a)(c)	(13,058)	(974,518)
	TripAdvisor, Inc. (a)(c)	(42,095)	(1,948,157)
			(2,922,675)
	Internet Software & Services (0.3%)
	Facebook, Inc. Class A (a)(c)	(46,311)	(1,434,252)

	Machinery (1.0%)
	CNH Global N.V. (c)	(2,093)	(99,920)
	Colfax Corp. (a)(c)	(46,842)	(2,089,621)
	Pentair, Ltd.	(4,429)	(224,462)
	SPX Corp. (c)	(33,928)	(2,532,047)
			(4,946,050)
	Marine (0.4%)
	Kirby Corp. (a)(c)	(10,207)	(721,124)
	Matson, Inc. (c)	(50,078)	(1,372,638)
			(2,093,762)
	Media (1.2%)
	DreamWorks Animation SKG, Inc. Class A (a)(c)	(113,675)	(1,979,082)
	Liberty Media Corp. (a)(c)	(14,345)	(1,599,611)
	Pandora Media, Inc. (a)(c)	(147,947)	(1,704,349)
	Starz - Liberty Capital (a)(c)	(72,542)	(1,156,320)
			(6,439,362)
	Metals & Mining (1.7%)
	Allied Nevada Gold Corp. (a)(c)	(71,936)	(1,704,164)
	Carpenter Technology Corp. (c)	(31,203)	(1,632,853)
	Cliffs Natural Resources, Inc. (c)	(19,843)	(740,342)
	Compass Minerals International, Inc. (c)	(331)	(23,849)
	Molycorp, Inc. (a)(c)	(209,422)	(1,545,534)
	Royal Gold, Inc. (c)	(29,465)	(2,200,152)
	Tahoe Resources, Inc. (a)(c)	(62,615)	(1,008,101)
			(8,854,995)
	Multiline Retail (1.0%)
	Family Dollar Stores, Inc. (c)	(37,655)	(2,135,038)
	J.C. Penney Co., Inc. (c)	(79,744)	(1,621,196)
	Sears Holdings Corp. (a)(c)	(33,207)	(1,559,069)
			(5,315,303)
	Oil, Gas & Consumable Fuels (3.3%)
	Cabot Oil & Gas Corp. (c)	(1,677)	(88,512)
	Cheniere Energy, Inc. (a)(c)	(120,394)	(2,555,965)
	Cobalt International Energy, Inc. (a)(c)	(94,642)	(2,291,283)
	CONSOL Energy, Inc. (c)	(2,994)	(93,832)
	Golar LNG, Ltd. (c)	(50,410)	(2,069,330)
	Kosmos Energy, Ltd. (a)(c)	(93,381)	(1,156,057)
	Laredo Petroleum Holdings, Inc. (a)(c)	(22,365)	(412,634)
	Range Resources Corp. (c)	(24,074)	(1,617,050)
	SandRidge Energy, Inc. (a)(c)	(344,962)	(2,442,331)
	Teekay Corp. (c)	(58,776)	(2,067,740)
	World Fuel Services Corp. (c)	(51,137)	(2,204,516)
			(16,999,250)
	Professional Services (0.2%)
	Manpower, Inc. (c)	(19,440)	(1,001,160)

	Real Estate Investment Trusts (0.0%)‡
	Chimera Investment Corp. (c)	(27,015)	(82,396)

	Real Estate Management & Development (0.4%)
	Alexander & Baldwin, Inc. (a)(c)	(55,048)	(1,849,613)

	Semiconductors & Semiconductor Equipment (1.2%)
	Advanced Micro Devices, Inc. (a)(c)	(573,694)	(1,491,604)
	Atmel Corp. (a)(c)	(62,220)	(416,874)
	Freescale Semiconductor, Ltd. (a)(c)	(35,561)	(513,857)
	Silicon Laboratories, Inc. (a)(c)	(34,325)	(1,497,943)
	Skyworks Solutions, Inc. (a)(c)	(97,876)	(2,343,151)
			(6,263,429)
	Software (3.1%)
	Concur Technologies, Inc. (a)(c)	(32,622)	(2,182,412)
	Fortinet, Inc. (a)(c)	(63,186)	(1,490,558)
	Informatica Corp. (a)(c)	(72,719)	(2,691,330)
	MICROS Systems, Inc. (a)(c)	(28,337)	(1,304,352)
	NetSuite, Inc. (a)(c)	(28,556)	(2,005,488)
	ServiceNow, Inc. (a)(c)	(66,121)	(1,832,874)
	SolarWinds, Inc. (a)(c)	(11,931)	(649,285)
	Splunk, Inc. (a)(c)	(64,430)	(2,123,613)
	Workday, Inc. (a)(c)	(27,210)	(1,453,558)
			(15,733,470)
	Specialty Retail (3.2%)
	Aaron's, Inc. (c)	(59,323)	(1,758,927)
	CarMax, Inc. (a)(c)	(58,665)	(2,312,574)
	GNC Holdings, Inc. Class A (c)	(55,846)	(2,007,105)
	Sally Beauty Holdings, Inc. (a)(c)	(87,618)	(2,325,382)
	Signet Jewelers, Ltd. (c)	(19,201)	(1,201,599)
	Tiffany & Co. (c)	(36,662)	(2,410,526)
	Tractor Supply Co. (c)	(18,864)	(1,955,631)
	Ulta Salon Cosmetics & Fragrance, Inc. (c)	(23,457)	(2,294,564)
			(16,266,308)
	Textiles, Apparel & Luxury Goods (1.3%)
	Deckers Outdoor Corp. (a)(c)	(51,707)	(2,065,694)
	Michael Kors Holdings, Ltd. (a)(c)	(43,559)	(2,444,967)
	Under Armour, Inc. Class A (a)(c)	(44,018)	(2,239,196)
			(6,749,857)
	Thrifts & Mortgage Finance (0.4%)
	TFS Financial Corp. (a)(c)	(199,344)	(2,039,289)

	Trading Companies & Distributors (0.0%)‡
	MRC Global, Inc. (a)(c)	(2,727)	(83,801)

	Total Investments Sold Short (Proceeds $166,349,840)	(34.9)%	(178,999,812)
	Total Investments, Net of Investments Sold Short (Cost $431,892,001)	100.2	513,499,318
	Other Assets, Less Liabilities	(0.2)	(772,628)
	Net Assets	100.0%	$512,726,690

¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(d)	As of January 31, 2013, cost is $604,952,366 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$98,668,318
Gross unrealized depreciation	(11,121,554)
Net unrealized appreciation	$87,546,764

The following abbreviations are used in the above portfolio:
MBIA	-MBIA Insurance Corp.
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$690,379,374	$—	$—	$690,379,374
Exchange Traded Fund	2,067,806	—	—	2,067,806
Warrants	51,950	—	—	51,950
Total Investments in Securities	$692,499,130	$—	$—	$692,499,130

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(178,999,812)	$—	$—	$(178,999,812)
Total Investments in Securities Sold Short	$(178,999,812)	$—	$—	$(178,999,812)

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay U.S. Small Cap Fund

Portfolio of Investments January 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.7% †
	Aerospace & Defense 2.9%
	Curtiss-Wright Corp.	147,400	$5,254,810
	HEICO Corp. Class A	4,550	154,745
	Hexcel Corp. (a)	226,800	6,075,972
			11,485,527
	Auto Components 3.1%
	Dana Holding Corp.	284,150	4,569,132
	Tenneco, Inc. (a)	126,700	4,429,432
	Visteon Corp. (a)	63,700	3,585,673
			12,584,237
	Biotechnology 2.0%
¤	Alkermes PLC (a)	347,135	8,001,462

	Building Products 1.6%
	Armstrong World Industries, Inc.	64,250	3,533,107
	Simpson Manufacturing Co., Inc.	93,750	3,039,375
			6,572,482
	Capital Markets 1.0%
	Waddell & Reed Financial, Inc. Class A	101,700	4,037,490

	Chemicals 4.2%
	Chemtura Corp. (a)	220,150	5,221,958
	Flotek Industries, Inc. (a)	393,850	5,301,221
	Methanex Corp.	179,750	6,444,936
			16,968,115
	Commercial Banks 5.0%
	Bank of Hawaii Corp.	125,700	6,044,913
	BankUnited, Inc.	230,510	6,200,719
	CVB Financial Corp.	126,176	1,387,936
	Investors Bancorp, Inc.	353,152	6,233,133
			19,866,701
	Commercial Services & Supplies 1.0%
	Waste Connections, Inc.	112,850	4,064,857

	Communications Equipment 1.5%
	Harmonic, Inc. (a)	1,118,785	5,851,246

	Computers & Peripherals 0.8%
	Diebold, Inc.	113,381	3,337,937

	Containers & Packaging 1.6%
	Silgan Holdings, Inc.	148,960	6,390,384

	Diversified Consumer Services 1.8%
¤	Service Corp. International	478,500	7,144,005

	Diversified Financial Services 1.5%
	CBOE Holdings, Inc.	180,550	6,117,034

	Diversified Telecommunication Services 0.5%
	Lumos Networks Corp.	220,975	2,145,667

	Electric Utilities 3.6%
	Cleco Corp.	20,418	872,869
	Great Plains Energy, Inc.	312,850	6,694,990
	Westar Energy, Inc.	226,000	6,795,820
			14,363,679
	Electronic Equipment & Instruments 2.7%
	MTS Systems Corp.	91,900	5,224,515
	National Instruments Corp.	190,684	5,415,426
			10,639,941
	Energy Equipment & Services 1.0%
	Dril-Quip, Inc. (a)	51,800	4,200,462

	Food & Staples Retailing 1.3%
	Spartan Stores, Inc.	310,600	5,044,144

	Food Products 2.8%
¤	Ingredion, Inc.	108,536	7,170,974
	TreeHouse Foods, Inc. (a)	78,050	4,131,186
			11,302,160
	Health Care Equipment & Supplies 7.7%
	Alere, Inc. (a)	89,500	1,902,770
	Haemonetics Corp. (a)	146,100	6,127,434
	Integra LifeSciences Holdings Corp. (a)	105,200	4,434,180
	Sirona Dental Systems, Inc. (a)	83,688	5,562,741
¤	Teleflex, Inc.	94,550	7,091,250
	Wright Medical Group, Inc. (a)	270,367	5,715,559
			30,833,934
	Health Care Providers & Services 2.9%
	Bio-Reference Laboratories, Inc. (a)	211,925	5,885,157
	WellCare Health Plans, Inc. (a)	115,130	5,838,243
			11,723,400
	Hotels, Restaurants & Leisure 4.8%
	Brinker International, Inc.	175,170	5,735,066
	Life Time Fitness, Inc. (a)	79,010	4,008,177
	Multimedia Games Holding Co., Inc. (a)	291,843	4,943,821
	SHFL Entertainment, Inc. (a)	320,550	4,744,140
			19,431,204
	Household Durables 1.5%
	Ryland Group, Inc. (The)	152,098	6,041,333

	Insurance 1.5%
	Arthur J. Gallagher & Co.	162,000	5,985,900

	IT Services 3.2%
	Forrester Research, Inc.	169,462	4,790,691
¤	NeuStar, Inc. Class A (a)	175,850	7,937,869
			12,728,560
	Machinery 10.3%
	Actuant Corp. Class A	77,500	2,284,700
	Colfax Corp. (a)	51,800	2,310,798
	Harsco Corp.	250,450	6,383,971
	Kennametal, Inc.	77,789	3,190,127
¤	Mueller Industries, Inc.	167,050	8,913,788
	Navistar International Corp. (a)	83,150	2,169,384
¤	Wabtec Corp.	90,781	8,498,917
¤	Woodward, Inc.	200,750	7,710,807
			41,462,492
	Metals & Mining 0.0%‡
	Haynes International, Inc.	2,656	135,775

	Multi-Utilities 1.7%
	Vectren Corp.	215,350	6,796,446

	Pharmaceuticals 1.7%
	Endo Health Solutions, Inc. (a)	212,200	6,718,252

	Professional Services 0.7%
	Resources Connection, Inc.	222,250	2,713,672

	Real Estate Investment Trusts 1.1%
	Tanger Factory Outlet Centers, Inc.	124,800	4,420,416

	Road & Rail 3.2%
	Con-way, Inc.	120,800	3,790,704
¤	Genesee & Wyoming, Inc. Class A (a)	105,690	8,939,260
			12,729,964
	Semiconductors & Semiconductor Equipment 4.0%
	Cypress Semiconductor Corp. (a)	406,050	4,170,133
	Teradyne, Inc. (a)	250,650	4,050,504
	Veeco Instruments, Inc. (a)	117,640	3,699,778
	Volterra Semiconductor Corp. (a)	254,500	4,183,980
			16,104,395
	Software 0.7%
	Solera Holdings, Inc.	50,450	2,765,164

	Specialty Retail 3.9%
	Express, Inc. (a)	309,950	5,696,881
	JoS. A. Bank Clothiers, Inc. (a)	93,528	3,791,625
	Sonic Automotive, Inc.	261,850	6,355,100
			15,843,606
	Textiles, Apparel & Luxury Goods 5.3%
	G-III Apparel Group, Ltd. (a)	117,150	4,204,514
¤	Iconix Brand Group, Inc. (a)	284,150	6,833,807
	Perry Ellis International, Inc.	215,350	4,156,255
	Warnaco Group, Inc. (The) (a)	84,700	6,200,887
			21,395,463
	Thrifts & Mortgage Finance 1.3%
	Brookline Bancorp, Inc.	608,350	5,359,563

	Trading Companies & Distributors 1.3%
	Titan Machinery, Inc. (a)	173,720	5,022,245

	Total Common Stocks (Cost $298,470,288)		388,329,314

	Exchange Traded Fund 1.5% (b)
	iShares Russell 2000 Value Index Fund	74,550	5,964,745

	Total Exchange Traded Fund (Cost $5,776,134)		5,964,745

		Principal Amount	Value
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	State Street Bank and Trust Co. 0.01%, dated 1/31/13 due 2/1/13 Proceeds at Maturity $9,423,295 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $9,680,000 and a Market Value of $9,612,463)	$9,423,292	9,423,292

	Total Short-Term Investment (Cost $9,423,292)		9,423,292
	Total Investments (Cost $313,669,714) (c)	100.5%	403,717,351
	Other Assets, Less Liabilities	(0.5)	(2,175,011)
	Net Assets	100.0%	$401,542,340

‡	Less than one-tenth of a percent.
¤	Among the Fund's 10 largest holdings, as of January 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of January 31, 2013, cost is $314,971,160 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$97,624,808
Gross unrealized depreciation	(8,878,617)
Net unrealized appreciation	$88,746,191

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$388,329,314	$—	$—	$388,329,314
Exchange Traded Fund	5,964,745	—	—	5,964,745
Short-Term Investment
Repurchase Agreement	—	9,423,292	—	9,423,292
Total Investments in Securities	$394,294,059	$9,423,292	$—	$403,717,351

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2013 Unaudited

Effective February 28, 2013, the MainStay 130/30 Core Fund changed its name to the MainStay U.S. Equity Opportunities Fund and also changed its investment objective and strategy. For more information on these changes, see the Prospectus dated 2/28/2013.

Effective February 28, 2013, the MainStay 130/30 International Fund changed its name to the MainStay International Opportunities Fund and also changed its investment objective and strategy. For more information on these changes, see the Prospectus dated 2/28/2013.

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay Funds Trust has adopted procedures for the valuation of the Funds' securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of each Fund (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor of each Fund.

To assess the appropriateness of security valuations, the Manager or the Funds' third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

"Fair value" is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of January 31, 2013, for the funds investments are included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Funds may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Funds' Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended January 31, 2013 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which the trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from third party pricing source or, if so provided, does not, in the opinion of the Funds' Manager or Subadvisor reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2013, the Balanced, Epoch International Small Cap, Floating Rate, Intermediate Term Bond and International Opportunities Funds held securities with a value of $18, $886,385, $250,271, 2,232,648, and $(965,592), respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor may pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. As of January 31, 2013, foreign equity securities held by all the Funds were not fair valued in such a manner.

Equity securities and ExchangeTraded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible bonds and municipal debt securities) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible bonds and municipal debt securities) supplied by a pricing agent or brokers selected by the Funds' Manager in consultation with the Funds' Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Funds' Manager, in consultation with the Funds' Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service, and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. As of January 31, 2013 Floating Rate held securities with a value of $39,683,435 were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of certain Fund’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay Floating Rate Fund

Asset Class	Fair Value at 1/31/13	Valuation Technique	Unobservable Inputs	Range

Floating Rate Loans (14 positions)	$39,683,435	Market Approach	Offered Quotes	$98.00 - $102.00

Common Stock (1 position)	250,271	Income Approach	Estimated Remaining Value	$92.5 M

	$39,933,706

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 28, 2013

By:	/s/Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 28, 2013